Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

June 30, 2026 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 115.1%
COMMON STOCK — 38.2%
Africa — 0.0%
Energy — 0.0%
Golar LNG Ltd.	1,100	$54,824
Kosmos Energy Ltd. (a)	130,500	275,355

		330,179

Materials — 0.0%
DRDGOLD Ltd., ADR	600	12,780
Gold Fields Ltd., ADR	2,400	80,616
Harmony Gold Mining Co., Ltd., ADR	900	13,689
IAMGOLD Corp. (a)	11,900	188,496
Platinum Group Metals Ltd. (a)	200	270
Sibanye Stillwater Ltd., ADR	27,700	235,173

		531,024

Total Africa		861,203

Asia — 1.9%
Automobiles & Components — 0.0%
JTEKT Corp. (a)	31,191	386,861
NIO, Inc., ADR (a)	43,500	220,110

		606,971

Banks — 0.0%
HDFC Bank Ltd., ADR	1,200	30,996

Capital Goods — 0.0%
BioNexus Gene Lab Corp. (a)	3	6
China Yuchai International Ltd. (a)	500	23,705
Erayak Power Solution Group, Inc., Class A (a)	6	17
Inlif Ltd., Class A (a)	30	2
OneConstruction Group Ltd. (a)	5	6
Texxon Holding Ltd. (a)	30	72

		23,808

Commercial & Professional Services — 0.0%
Cre8 Enterprise Ltd., Class A (a)	29	72
E-Power, Inc. (a),(b)	27	17
Kanzhun Ltd., ADR	100	1,287

		1,376

Consumer Durables & Apparel — 0.0%
Sony Group Corp., ADR (c)	184	3,691
Sony Group Corp. (c)	11,600	233,439
Viomi Technology Co., Ltd., ADR (a)	500	391

		237,521

Consumer Services — 0.0%
Golden Heaven Group Holdings Ltd. (a)	7	9
H World Group Ltd., ADR	300	12,516
New Oriental Education & Technology Group, Inc., ADR	10	459
Trip.com Group Ltd., ADR (a)	6,500	258,960
Wah Fu Education Group Ltd. (a)	700	1,064

		273,008

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Diversified Financials — 0.1%
Eason Technology Ltd., ADR (a)	1	$0
Futu Holdings Ltd., ADR	300	28,122
High Templar Tech Ltd., ADR (a)	800	2,048
Japan Exchange Group, Inc. (c)	3,200	40,499
LexinFintech Holdings Ltd., ADR	24,400	48,068
PayPay Corp., ADR (a)	111,338	1,595,474
Up Fintech Holding Ltd., ADR (a)	800	3,520
X Financial, ADR	600	2,904

		1,720,635

Energy — 0.0%
Bw Lpg Ltd.	200	3,486
Hafnia Ltd.	4,200	27,888
Leishen Energy Holding Co., Ltd., Class A (a)	29	130
OMS Energy Technologies, Inc. (a)	500	1,930

		33,434

Food & Staples Retailing — 0.0%
Meiwu Technology Co., Ltd. (a)	6	22

Food, Beverage & Tobacco — 0.0%
RLX Technology, Inc., ADR	10,300	19,570

Insurance — 1.1%
MS&AD Insurance Group Holdings, Inc.	1,617,900	41,935,884

Materials — 0.0%
China Natural Resources, Inc. (a)	34	129
Mitsui Kinzoku Co., Ltd. (c)	600	160,554
Silvercorp Metals, Inc.	24,800	250,480

		411,163

Media & Entertainment — 0.6%
Baidu, Inc., ADR (a)	185,563	21,207,995
Everbright Digital Holding Ltd. (a)	35	140
Grindr, Inc. (a)	2,600	37,362
JOYY, Inc., ADR	300	19,797
LZ Technology Holdings Ltd., Class B (a)	10	12
Pop Culture Group Co., Ltd., Class A (a)	40	4
Zhihu, Inc., ADR (a)	34	107

		21,265,417

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alebund Pharmaceuticals Jiangsu Ltd., Class H (a)	14,699	86,063
Artiva Biotherapeutics, Inc. (a)	29,696	288,051
NovaBridge Biosciences, ADR (a)	5,000	9,750
Takeda Pharmaceutical Co., Ltd., ADR	1,299	20,823
Zai Lab Ltd., ADR (a)	7,900	150,100

		554,787

Retailing — 0.1%
Baozun, Inc., ADR (a)	9,900	28,017
Coupang, Inc. (a)	1,000	17,370
Sea Ltd., ADR (a)	24,902	2,386,359

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Vipshop Holdings Ltd., ADR	3,300	$43,758

		2,475,504

Semiconductors & Semiconductor Equipment — 0.0%
Daqo New Energy Corp., ADR (a)	5,900	79,001
Himax Technologies, Inc., ADR	8,781	134,701
JinkoSolar Holding Co., Ltd., ADR	1,700	28,560
Kioxia Holdings Corp. (a),(c)	100	58,123
Magnachip Semiconductor Corp. (a)	8,000	37,840
Silicon Motion Technology Corp., ADR	900	299,997
STMicroelectronics NV (c)	1,500	112,335

		750,557

Software & Services — 0.0%
Infosys Ltd., ADR	1,199	12,578
X3 Holdings Co., Ltd., Class A (a),(d)	2	1

		12,579

Technology Hardware & Equipment — 0.0%
Anker Innovations Technology Co., Ltd., Class H (a)	11,401	144,380
LG Display Co., Ltd., ADR (a)	1,600	6,224
Lianhe Sowell International Group Ltd., Class A (a)	3	5

		150,609

Telecommunication Services — 0.0%
KT Corp., ADR	28,600	494,208
SK Telecom Co., Ltd., ADR	1,600	51,456
SoftBank Group Corp. (c)	100	3,709
VEON Ltd., ADR (a)	400	20,884

		570,257

Utilities — 0.0%
Korea Electric Power Corp., ADR	500	6,050

Total Asia		71,080,148

Europe — 1.5%
Automobiles & Components — 0.0%
Bayerische Motoren Werke AG (c)	117	7,681
Ferrari NV (c)	56	20,848
Ferrari NV (c)	1,095	407,007

		435,536

Capital Goods — 0.6%
AerCap Holdings NV (c)	15,548	2,266,587
Dpc Holdings Ltd. (a)	53,902	2,644,432
Generation Essentials Group, Class A (a)	24	25
Innio NV (a),(c)	378,731	14,978,811
Luxfer Holdings PLC, ADR (a)	1,900	34,276
OHB SE	2,280	738,586
Rheinmetall AG (c)	113	128,569
Siemens AG (c)	2,521	810,519
Siemens Energy AG (c)	1,967	374,992

		21,976,797

Commercial & Professional Services — 0.0%
RELX PLC, ADR (c)	100	3,167

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Consumer Durables & Apparel — 0.1%
Amer Sports, Inc. (a)	67,874	$2,296,856
Cie Financiere Richemont SA, Class A (c)	258	59,554

		2,356,410

Consumer Services — 0.0%
Sportradar Group AG, Class A (a)	1,100	16,467

Diversified Financials — 0.0%
Coincheck Group NV (a)	22	49
Deutsche Bank AG	5,400	182,304
Marex Group PLC	4,300	262,085
UBS Group AG (a),(c)	12,830	635,869
UBS Group AG (Switzerland) (a),(c)	825	40,887

		1,121,194

Energy — 0.0%
Ardmore Shipping Corp.	900	12,609
CMB Tech NV	6,600	92,334
FLEX LNG Ltd. (a)	100	2,806
Frontline PLC	1,100	38,269
KNOT Offshore Partners LP	4,100	40,918
Okeanis Eco Tankers Corp.	400	20,048
Scorpio Tankers, Inc.	6,900	477,894
SFL Corp. Ltd.	400	4,080
StealthGas, Inc. (a)	2,000	15,800
Tsakos Energy Navigation Ltd.	1,299	45,946

		750,704

Food, Beverage & Tobacco — 0.0%
Nomad Foods Ltd.	4,700	51,465

Household & Personal Products — 0.0%
Unilever PLC, ADR	12	721

Insurance — 0.0%
Pelagos Insurance Capital Ltd.	1,600	38,960

Materials — 0.0%
Akzo Nobel NV (c)	4,377	297,662
Orion SA	1,000	6,630

		304,292

Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
Abivax SA, ADR (a)	13,921	1,855,112
AC Immune SA (a)	200	476
Achilles Therapeutics PLC, ADR (a),(d)	1,700	2,516
ADC Therapeutics SA (a)	2,791	2,986
AgomAb Therapeutics NV, ADR (a)	17,665	229,292
Amarin Corp. PLC, ADR (a)	685	10,919
Argenx SE, ADR (a)	60	55,666
AstraZeneca PLC, ADR (c)	406	76,986
Bicycle Therapeutics PLC, ADR (a)	1,395	5,915
BioNTech SE, ADR (a)	47	4,373
Compass Pathways PLC, ADR (a)	72,506	1,025,960
CRISPR Therapeutics AG (a)	5,600	305,424
Galderma Group AG (c)	1,075	244,506

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Genmab AS, ADR (a)	8,200	$225,254
Immunocore Holdings PLC, ADR (a)	8,300	263,525
Inventiva SACA, ADR (a)	84,803	320,555
Lakefront Biotherapeutics NV, ADR (a)	100	2,998
Mereo Biopharma Group PLC, ADR (a)	14,500	4,607
Pharvaris NV (a)	400	13,832
ProQR Therapeutics NV (a)	7,600	14,136
Prothena Corp. PLC (a)	8,300	81,257
Silence Therapeutics PLC, ADR (a)	1,000	10,980
uniQure NV (a)	10,400	479,024

		5,236,299

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (c)	5,696	11,331,850
ASML Holding NV (c)	37	73,267
Infineon Technologies AG (c)	1,951	183,788
T1 Energy, Inc. (a)	49,300	467,364

		12,056,269

Software & Services — 0.3%
Materialise NV, ADR (a)	400	2,972
Nebius Group NV (a),(c)	33,800	9,334,546

		9,337,518

Technology Hardware & Equipment — 0.1%
TE Connectivity PLC (c)	8,529	1,719,532

Telecommunication Services — 0.0%
Liberty Global Ltd., Class A (a)	700	7,959

Transportation — 0.0%
Costamare, Inc.	1,900	26,638
Diana Shipping, Inc.	10,600	22,260
Global Ship Lease, Inc., Class A	6,700	251,920
Safe Bulkers, Inc.	6,500	41,015
Star Bulk Carriers Corp.	16,824	420,095

		761,928

Total Europe		56,175,218

Middle East — 0.0%
Automobiles & Components — 0.0%
Mobileye Global, Inc., Class A (a),(c)	52,000	503,360

Capital Goods — 0.0%
Brenmiller Energy Ltd. (a)	20	16
Nano Dimension Ltd., ADR (a)	4,900	7,105

		7,121

Health Care Equipment & Services — 0.0%
Brainsway Ltd., ADR (a)	800	12,408

Materials — 0.0%
Nexentis Technologies, Inc. (a)	8	35

Media & Entertainment — 0.0%
Taboola.com Ltd. (a)	28,500	142,500

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Can-Fite BioPharma Ltd., ADR (a)	50	148

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Compugen Ltd. (a)	4,200	$8,988
Kamada Ltd.	700	5,138
PRF Technologies Ltd. (a)	41	57
Purple Biotech Ltd., ADR (a)	10	17

		14,348

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd. (a)	2,800	456,736
Tower Semiconductor Ltd. (a)	1,200	312,768
Valens Semiconductor Ltd. (a)	400	904

		770,408

Software & Services — 0.0%
Alarum Technologies Ltd., ADR (a)	200	1,608
Cognyte Software Ltd. (a)	1,200	10,536
Wix.com Ltd. (a),(c)	9,200	417,404

		429,548

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,300	12,584

Total Middle East		1,892,312

North America — 34.6%
Automobiles & Components — 0.5%
Dana, Inc.	100	2,721
General Motors Co. (c)	34,492	2,658,643
Harley-Davidson, Inc.	2,800	68,488
Holley, Inc. (a)	1,900	4,845
Motorcar Parts of America, Inc. (a)	800	12,256
QuantumScape Corp. (a)	4,700	35,532
Rivian Automotive, Inc., Class A (a)	163,500	2,836,725
Standard Motor Products, Inc.	200	7,794
Stoneridge, Inc. (a)	3,000	21,960
Tesla, Inc. (a),(c)	33,739	14,190,624
Thor Industries, Inc.	200	15,032

		19,854,620

Banks — 3.3%
Amerant Bancorp, Inc.	101,386	2,587,371
Ameris Bancorp	153,994	13,899,498
Arrow Financial Corp.	422	17,298
Associated Banc-Corp.	200	6,154
Atlantic Union Bankshares Corp.	238,772	10,102,443
Avidbank Holdings, Inc. (a)	435	14,368
Avidia Bancorp, Inc.	100	2,099
Banc of California, Inc.	5,574	113,877
Bank of America Corp. (c)	5,474	311,909
Bank of Marin Bancorp	800	22,160
Bank OZK	3,400	177,106
BankUnited, Inc.	600	29,070
Banner Corp.	11,257	747,915
Bar Harbor Bankshares	300	11,328
BayCom Corp.	200	6,580
Blue Ridge Bankshares, Inc. (a)	2,200	7,766
Bridgewater Bancshares, Inc. (a)	900	18,936

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Business First Bancshares, Inc.	100	$3,073
Byline Bancorp, Inc.	300	11,298
California BanCorp	100	2,084
Camden National Corp.	300	16,266
Capitol Federal Financial, Inc.	7,000	59,570
Cathay General Bancorp	500	30,995
Central BanCo, Inc., Class A	324,254	9,850,837
Central Pacific Financial Corp.	1,700	64,940
CF Bankshares, Inc.	400	13,108
Citigroup, Inc.	39,500	5,528,420
Citizens Financial Group, Inc. (c)	4,310	302,002
CoastalSouth Bancshares, Inc.	25,739	691,092
Colony Bankcorp, Inc.	400	8,036
Columbia Banking System, Inc.	100	3,205
Commerce Bancshares, Inc.	15	866
Community Trust Bancorp, Inc.	100	7,236
Community West Bancshares	200	5,372
ConnectOne Bancorp, Inc.	642	21,468
Cullen/Frost Bankers, Inc.	3,000	463,560
Customers Bancorp, Inc. (a)	200	15,820
Dime Commercial Bancshares, Inc.	300	12,195
Eagle Bancorp, Inc.	114,829	3,259,995
East West Bancorp, Inc.	200	25,818
Farmers National Banc Corp.	600	8,760
FB Financial Corp.	200	11,070
Fifth Third Bancorp	14	789
Financial Institutions, Inc.	1,500	58,455
First BanCorp	200	5,214
First Bank	200	3,546
First Busey Corp.	33	974
First Commonwealth Financial Corp.	4,000	81,320
First Community Bankshares, Inc.	200	8,884
First Community Corp.	400	13,072
First Financial Bankshares, Inc.	100	3,460
First Hawaiian, Inc.	3,700	108,410
First Horizon Corp.	544,772	13,967,954
First Internet Bancorp	200	5,560
First Interstate BancSystem, Inc., Class A	1,200	46,272
First Merchants Corp.	500	21,845
First Western Financial, Inc. (a)	36,174	1,161,547
Flagstar Bank NA	207,010	3,092,729
FNB Corp.	16,400	312,912
Forbright, Inc., Class A (a)	70,654	1,292,262
FS Bancorp, Inc.	100	4,340
Fulton Financial Corp.	2,099	50,775
FVCBankcorp, Inc.	200	3,500
German American Bancorp, Inc.	100	4,746
Glacier Bancorp, Inc.	1,000	51,580
Great Southern Bancorp, Inc.	100	7,841
Hanmi Financial Corp.	1,100	35,640
HBT Financial, Inc.	299	9,565
Heritage Financial Corp.	1,200	35,544

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hilltop Holdings, Inc.	300	$11,634
Hingham Institution For Savings	15,500	4,760,825
Hope Bancorp, Inc.	19,200	262,656
Horizon Bancorp, Inc.	2,700	53,946
Independent Bank Corp.	700	25,249
International Bancshares Corp.	1,714	130,178
JPMorgan Chase & Co. (c)	23,121	7,568,197
Kearny Financial Corp.	11,400	107,844
KeyCorp	549,635	12,669,087
Lakeland Financial Corp.	300	18,516
Live Oak Bancshares, Inc.	1,500	61,260
Mechanics Bancorp, Class A	2,100	33,390
Mercantile Bank Corp.	300	17,226
Metropolitan Bank Holding Corp.	400	39,504
Midland States Bancorp, Inc.	1,100	34,254
MVB Financial Corp.	100	2,901
National Bank Holdings Corp., Class A	21,122	938,450
NBT Bancorp, Inc.	100	4,937
Northfield Bancorp, Inc.	4,600	67,758
Northpointe Bancshares, Inc.	7,797	149,546
Northwest Bancshares, Inc.	677	10,263
OceanFirst Financial Corp.	12,131	236,918
OFG Bancorp	1,100	53,977
Origin Bancorp, Inc.	400	20,460
Pathward Financial, Inc.	300	26,118
Peapack-Gladstone Financial Corp.	500	23,665
Peoples Bancorp, Inc.	100	3,841
Pinnacle Financial Partners, Inc.	48,192	4,861,609
Preferred Bank	1,000	106,260
Primis Financial Corp.	77,747	1,272,718
Prosperity Bancshares, Inc.	8,789	641,861
Provident Financial Services, Inc.	43	1,017
QCR Holdings, Inc.	100	9,735
RBB Bancorp	200	5,483
S&T Bancorp, Inc.	900	44,172
Seacoast Banking Corp. of Florida	322,626	10,727,314
Sierra Bancorp	200	8,152
Simmons First National Corp., Class A	27,282	617,937
SmartFinancial, Inc.	9,231	433,119
South Plains Financial, Inc.	100	4,309
Southern First Bancshares, Inc. (a)	100	6,110
Southside Bancshares, Inc.	2,000	70,380
Southstate Bank Corp.	32	3,197
Texas Capital Bancshares, Inc.	1,300	134,238
TFS Financial Corp.	200	3,544
Tompkins Financial Corp.	100	9,452
TriCo Bancshares	33,515	1,804,783
TrustCo Bank Corp.	420	23,062
Trustmark Corp.	105,868	4,870,987
UMB Financial Corp.	20	2,855
United Bankshares, Inc.	100	4,583
Univest Financial Corp.	1,400	61,250

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
WaFd, Inc.	867	$33,267
Washington Trust Bancorp, Inc.	1,100	40,128
Wells Fargo & Co. (c)	27,600	2,280,864
WesBanco, Inc.	2,000	78,060
West BanCorp, Inc.	200	5,306
Westamerica BanCorp	500	29,335
Western Alliance Bancorp	200	16,440
WSFS Financial Corp.	1,100	84,403
Zions Bancorp NA	10,600	733,414

		125,243,644

Capital Goods — 5.9%
3D Systems Corp. (a)	32,900	99,358
AECOM	1,200	83,760
Aevex Corp., Class A (a)	50,906	1,063,426
AirJoule Technologies Corp. (a)	200	1,108
Albany International Corp., Class A	1,000	74,500
Alliance Laundry Holdings, Inc. (a)	50,907	1,350,054
Allient, Inc.	300	30,879
AMETEK, Inc.	89,000	21,532,660
Amprius Technologies, Inc. (a)	23,800	329,868
Apogee Enterprises, Inc.	3,100	141,794
Applied Aerospace & Defense, Inc. (a)	111,338	2,536,280
Applied Industrial Technologies, Inc.	1,660	561,329
Archer Aviation, Inc., Class A (a)	127,267	601,973
Armstrong World Industries, Inc.	2,000	320,840
Arxis, Inc., Class A (a)	84,843	3,914,656
Astronics Corp. (a)	100	8,126
ATI, Inc. (a)	200	39,420
Atkore, Inc.	300	22,812
Atmus Filtration Technologies, Inc.	30	1,530
AZZ, Inc.	400	62,020
Ballard Power Systems, Inc. (a)	61,300	238,457
Beta Technologies, Inc., Class A (a)	50,906	852,675
Bloom Energy Corp., Class A (a),(c)	35,738	10,817,893
BlueLinx Holdings, Inc. (a)	600	37,128
Boise Cascade Co.	300	23,289
Caterpillar, Inc. (c)	60	63,894
CECO Environmental Corp. (a)	4,226	383,467
Centuri Holdings, Inc. (a)	10,100	305,424
ChargePoint Holdings, Inc. (a)	25	148
Commercial Vehicle Group, Inc. (a)	7,200	33,264
Concrete Pumping Holdings, Inc. (a)	1,200	14,460
Core & Main, Inc., Class A (a),(c)	7,596	366,507
Cummins, Inc. (c)	31	22,110
Douglas Dynamics, Inc.	100	5,395
EMCOR Group, Inc.	20	16,598
Energy Recovery, Inc. (a)	300	2,706
Eos Energy Enterprises, Inc. (a)	72,800	428,064
EquipmentShare.com, Inc., Class A (a)	111,338	2,188,905
ERock, Inc., Class A (a)	130,731	1,895,599
Ferrovial NV	190	13,036

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Firefly Aerospace, Inc. (a)	53,321	$1,567,637
Fluence Energy, Inc. (a)	96,474	1,917,903
Forgent Power Solutions, Inc., Class A (a),(c)	93,627	5,230,004
Fortive Corp.	18,000	1,099,620
Founder Group Ltd., Class A (a)	43	60
Franklin Electric Co., Inc.	2,800	300,132
FreightCar America, Inc. (a)	200	1,948
FTC Solar, Inc. (a)	0	164
FuelCell Energy, Inc. (a)	6,921	249,225
Generac Holdings, Inc. (a),(c)	553	161,924
Global Industrial Co.	700	23,422
Gorman-Rupp Co. (The)	400	36,696
Graco, Inc.	69,978	5,291,037
GrafTech International Ltd. (a)	30	177
Greenbrier Cos., Inc.	900	44,109
Griffon Corp.	100	9,753
Hawkeye 360, Inc. (a)	42,421	857,753
Hayward Holdings, Inc. (a)	3,100	53,661
HEICO Corp.	1,460	520,037
HEICO Corp., Class A	73,044	18,838,778
Hexcel Corp.	1,000	100,060
Hubbell, Inc.	40	20,928
Hudson Technologies, Inc. (a)	400	2,296
Huntington Ingalls Industries, Inc.	40	11,196
IDEX Corp.	600	136,170
Illinois Tool Works, Inc. (c)	9,360	2,531,599
Ingersoll Rand, Inc.	48	3,936
Insteel Industries, Inc.	300	9,060
Intuitive Machines, Inc. (a)	24,300	519,777
ITT, Inc. (c)	21,211	4,194,687
Janus International Group, Inc. (a)	200	1,110
Johnson Controls International PLC (c)	432	63,120
Karat Packaging, Inc.	100	3,346
Karman Holdings, Inc. (a)	38,179	1,905,896
Kennametal, Inc.	2,100	73,605
Kratos Defense & Security Solutions, Inc. (a)	127,264	6,345,383
L.B. Foster Co., Class A (a)	400	18,068
L3Harris Technologies, Inc.	50,906	14,792,775
Legence Corp., Class A (a)	226,176	19,276,980
Lindsay Corp.	400	49,520
Loar Holdings, Inc. (a)	16,969	1,367,871
Lockheed Martin Corp.	22,200	11,310,012
Madison Air Solutions Corp., Class A (a)	259,788	10,131,732
Manitowoc Co., Inc. (The) (a)	3,800	52,782
Matrix Service Co. (a)	2,200	30,140
Mayville Engineering Co., Inc. (a)	100	3,746
MDA Space Ltd. (a)	42,421	1,751,139
Miller Industries, Inc.	100	5,115
MSC Industrial Direct Co., Inc., Class A	200	23,790
Net Power, Inc. (a)	1,500	2,505
NN, Inc. (a)	5,300	19,027
NuScale Power Corp. (a),(c)	36,500	366,095

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
NWPX Infrastructure, Inc. (a)	400	$59,976
Otis Worldwide Corp.	1,400	100,240
Palladyne AI Corp. (a)	33	201
Plug Power, Inc. (a)	121,600	329,536
Quanta Services, Inc. (c)	6	4,320
RBC Bearings, Inc. (a)	36,710	23,643,443
Redwire Corp. (a)	148,451	1,815,556
Rockwell Automation, Inc. (c)	40	19,803
RTX Corp.	6,800	1,290,164
Rush Enterprises, Inc., Class A	200	14,597
Satellogic, Inc., Class A (a)	8,000	45,760
SES AI Corp. (a)	24,500	23,525
Simpson Manufacturing Co., Inc.	44,000	9,211,400
Solv Energy, Inc., Class A (a)	148,951	5,071,782
StandardAero, Inc. (a)	84,843	2,537,654
Stanley Black & Decker, Inc.	200	18,824
Stem, Inc. (a)	300	2,343
Stratasys Ltd. (a)	1,200	10,272
Sunrun, Inc. (a)	42,985	575,139
Symbotic, Inc. (a)	31,232	1,403,878
Timken Co.	2,700	392,364
Titan International, Inc. (a)	2,400	18,504
Titan Machinery, Inc. (a)	1,000	21,120
Trex Co., Inc. (a)	3,101	155,174
UFP Industries, Inc.	200	18,148
Ultralife Corp. (a)	400	2,528
V2X, Inc. (a)	34,237	2,552,711
Voyager Technologies, Inc., Class A (a)	42,421	1,368,077
VSE Corp.	15,272	3,489,652
Watsco, Inc. (c)	40	16,669
Westwater Resources, Inc. (a)	1,100	555
Willis Lease Finance Corp.	800	183,040
Worthington Enterprises, Inc.	800	43,008
X-Energy, Inc. (a)	84,843	1,557,717
Xometry, Inc., Class A (a)	21,211	2,047,286
York Space Systems, Inc. (a)	8,484	208,876
Zurn Elkay Water Solutions Corp., Class C	200	10,106

		220,076,866

Commercial & Professional Services — 0.8%
ACCO Brands Corp.	7,100	29,536
ACV Auctions, Inc., Class A (a)	1,000	7,190
Alight, Inc., Class A	115,900	64,904
Andersen Group, Inc., Class A (a)	185,659	7,003,057
Automatic Data Processing, Inc. (c)	40	8,958
BlackSky Technology, Inc. (a)	42	1,173
BrightView Holdings, Inc. (a)	9,300	131,781
Brink’s Co.	200	18,898
Broadridge Financial Solutions, Inc. (c)	2,500	342,375
Cintas Corp.	7,300	1,241,584
Civeo Corp. (a)	225	7,875
Concentrix Corp.	100	2,240

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Copart, Inc. (a)	295,199	$8,321,660
CRA International, Inc.	1,400	199,220
Ennis, Inc.	1,900	40,375
Equifax, Inc. (c)	40	6,349
ExlService Holdings, Inc. (a)	19,300	499,098
Exponent, Inc.	4,700	276,172
Fiverr International Ltd. (a)	3,900	40,248
Forrester Research, Inc. (a)	1,500	12,615
Franklin Covey Co. (a)	600	14,718
Fuel Tech, Inc. (a)	1,000	2,210
Genpact Ltd.	3,300	90,750
GFL Environmental, Inc.	500	18,395
IBEX Holdings Ltd. (a)	2,100	63,777
ICF International, Inc.	1,000	72,860
Innodata, Inc. (a)	202	15,267
Insperity, Inc.	2,800	115,668
Kelly Services, Inc., Class A	100	1,228
Kforce, Inc.	100	4,692
ManpowerGroup, Inc.	7,300	246,521
Millennium Corp. (a),(c),(d)	60,879	2,906,972
Mistras Group, Inc. (a)	400	6,988
OPENLANE, Inc. (a)	800	32,992
Paycom Software, Inc. (c)	10,000	1,256,800
Paylocity Holding Corp. (a)	5,300	554,009
Pitney Bowes, Inc.	11,700	204,984
Planet Labs PBC (a)	4,400	145,772
Quad/Graphics, Inc.	1,200	10,116
RCM Technologies, Inc. (a)	500	14,115
Republic Services, Inc.	5,300	1,129,324
Robert Half, Inc.	700	21,490
ShiftPixy, Inc. (a),(d)	1	7
SS&C Technologies Holdings, Inc. (c)	200	12,410
TrueBlue, Inc. (a)	700	4,879
TTEC Holdings, Inc. (a)	7,500	14,550
UL Solutions, Inc., Class A	25,453	2,592,643
Upwork, Inc. (a)	3,300	27,588
Veralto Corp.	1	89
Verisk Analytics, Inc., Class A (c)	7,967	1,430,315
Verra Mobility Corp. (a)	2,000	8,500
Waste Connections, Inc.	13,300	2,216,977
Willdan Group, Inc. (a)	400	31,640

		31,524,554

Consumer Durables & Apparel — 0.1%
Acushnet Holdings Corp.	500	59,265
BRP, Inc.	400	24,408
Callaway Golf Co. (a)	300	5,637
Canada Goose Holdings, Inc. (a)	1,500	14,265
Capri Holdings Ltd. (a)	100	1,857
Carter’s, Inc.	300	12,348
Clarus Corp.	300	945
Deckers Outdoor Corp. (a),(c)	8,900	883,681

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
DR Horton, Inc. (c)	900	$146,592
Ethan Allen Interiors, Inc.	200	4,468
Figs, Inc., Class A (a)	3,800	38,874
Fossil Group, Inc. (a)	8,200	33,948
Funko, Inc., Class A (a)	500	2,940
G-III Apparel Group Ltd.	600	20,226
Hooker Furnishings Corp.	300	5,349
Johnson Outdoors, Inc., Class A	300	13,812
KB Home (c)	5,600	350,504
Legacy Housing Corp. (a)	400	10,508
Lennar Corp., Class A (c)	5,003	452,721
Levi Strauss & Co., Class A	5,400	134,082
LGI Homes, Inc. (a)	100	6,368
Meritage Homes Corp.	8,300	695,955
Mohawk Industries, Inc. (a)	1,400	169,862
Newell Brands, Inc.	4,600	28,244
Oxford Industries, Inc.	1,000	34,870
Playboy, Inc. (a)	36	44
Polaris, Inc.	1,800	123,192
Ralph Lauren Corp.	1,860	746,623
Smith & Wesson Brands, Inc.	8,700	130,848
Steven Madden Ltd.	100	4,210
Sturm Ruger & Co., Inc.	2,000	75,700
Superior Group of Cos., Inc.	200	2,624
Tapestry, Inc.	200	29,276
Unifi, Inc. (a)	1,000	4,750
Universal Electronics, Inc. (a)	1,200	5,724
Vera Bradley, Inc. (a)	600	2,334
Vince Holding Corp. (a)	200	1,430
Whirlpool Corp.	12,826	505,601

		4,784,085

Consumer Services — 0.7%
ADT, Inc.	169,689	1,102,979
Airbnb, Inc., Class A (a),(c)	53,945	7,719,529
Amesite, Inc. (a)	33	44
Black Rock Coffee Bar, Inc., Class A (a)	16,969	140,673
Bloomin’ Brands, Inc.	12,600	115,164
Bright Horizons Family Solutions, Inc. (a)	6,900	489,072
Caesars Entertainment, Inc. (a)	24	724
Carriage Services, Inc.	2,000	76,680
Cava Group, Inc. (a),(c)	1,000	78,480
Chegg, Inc. (a)	10,500	10,605
Chipotle Mexican Grill, Inc. (a),(c)	81,610	2,774,740
Choice Hotels International, Inc.	1,100	121,297
Churchill Downs, Inc.	100	8,964
Covista, Inc. (a)	600	74,796
Cracker Barrel Old Country Store, Inc.	4,900	261,170
Darden Restaurants, Inc.	100	20,601
Dave & Buster’s Entertainment, Inc. (a)	4,300	49,020
DoorDash, Inc., Class A (a),(c)	741	136,737
Duolingo, Inc. (a)	8,820	1,014,476

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
El Pollo Loco Holdings, Inc. (a)	3,900	$66,144
GPS Hospitality Holding Co. LLC (a),(c),(d)	60,068	405,459
H&R Block, Inc.	1,200	45,696
Hilton Worldwide Holdings, Inc.	20	6,609
Krispy Kreme, Inc. (a)	5,800	20,474
Kura Sushi USA, Inc., Class A (a)	1,300	74,828
Las Vegas Sands Corp.	7,400	341,806
Liberty Live Holdings, Inc., Class A (a),(c)	1,665	168,598
Liberty Live Holdings, Inc., Class C (a),(c)	2,694	284,594
Life Time Group Holdings, Inc. (a)	129,264	5,279,142
Lincoln Educational Services Corp. (a)	500	24,950
Marriott Vacations Worldwide Corp.	100	10,188
MGM Resorts International (a)	1,100	52,591
Navan, Inc., Class A (a)	2,000	45,740
Royal Caribbean Cruises Ltd. (c)	268	85,098
Rush Street Interactive, Inc. (a)	11,000	327,140
Target Hospitality Corp. (a)	187,263	3,812,675
Vail Resorts, Inc. (c)	160	21,784

		25,269,267

Diversified Financials — 3.5%
Acadian Asset Management, Inc.	8,166	584,032
American Express Co. (c)	20	6,765
Apollo Global Management, Inc. (c)	876	103,640
Ares Acquisition Corp. III (a)	76,003	763,830
Aurelion, Inc. (a)	2	4
Bain Capital Specialty Finance, Inc.	2,700	33,804
Bank of New York Mellon Corp.	600	86,766
Barings BDC, Inc.	300	2,556
Berkshire Hathaway, Inc., Class B (a),(c)	28,440	14,231,092
BlackRock TCP Capital Corp.	1	3
Blackrock, Inc.	600	576,936
BrightSpire Capital, Inc.	4,700	25,615
Brookfield Corp.	50	2,130
Capital One Financial Corp. (c)	2,625	526,628
Charles Schwab Corp. (The) (c)	79,816	7,364,622
Cherry Hill Mortgage Investment Corp.	900	2,088
Chime Financial, Inc., Class A (a)	25,453	521,277
CME Group, Inc. (c)	9,200	2,031,636
Corebridge Financial, Inc.	67,874	1,943,233
Ellington Financial, Inc.	829	11,283
Euronet Worldwide, Inc. (a)	31	2,269
EVERTEC, Inc.	700	19,446
EZCORP, Inc., Class A (a)	12,300	425,211
Figure Technology Solutions, Inc., Class A (a)	33,937	1,042,205
Flywire Corp. (a)	30,209	530,772
Galaxy Digital, Inc., Class A (a),(c)	472,359	12,914,295
GCM Grosvenor, Inc., Class A	48,061	591,150
Gemini Space Station, Inc., Class A (a)	6,588	28,065
Gladstone Investment Corp.	300	4,638
Global Payments, Inc. (c)	39,233	2,846,746
Goldman Sachs Group, Inc.	3,240	3,276,839

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Granite Point Mortgage Trust, Inc.	5,000	$7,500
Green Dot Corp., Class A (a)	2,600	35,126
Horizon Technology Finance Corp., Class C	5	24
Interactive Brokers Group, Inc., Class A	71,000	6,179,840
Intercontinental Exchange, Inc. (c)	2,186	269,118
Invesco Ltd.	300	7,917
Jackson Financial, Inc., Class A	300	30,717
Jefferies Financial Group, Inc.	9,400	469,812
Jefferson Capital, Inc.	35,336	687,992
KKR Real Estate Finance Trust, Inc.	1,200	8,208
Ladder Capital Corp., Class A	20,600	204,970
Lazard, Inc.	200	8,388
Lincoln International, Inc. (a)	55,769	1,331,206
MarketAxess Holdings, Inc.	335,324	38,055,921
Marqeta, Inc., Class A (a)	529,871	2,151,276
Mastercard, Inc., Class A	14,420	7,406,112
Medallion Financial Corp.	900	9,189
MGIC Investment Corp.	800	22,560
Miami International Holdings, Inc. (a)	113,985	4,235,683
Morgan Stanley (c)	3,100	648,024
Morningstar, Inc. (c)	2,800	436,856
MSC Income Fund, Inc.	3,609	41,756
MSCI, Inc., Class A (c)	240	134,410
Nasdaq, Inc.	43,321	3,414,561
NewtekOne, Inc.	10,617	157,238
Northern Trust Corp.	23,073	4,011,010
Oaktree Specialty Lending Corp.	31	370
OFS Capital Corp.	300	1,062
Open Lending Corp., Class A (a)	12,300	38,253
Oportun Financial Corp. (a)	7,500	42,825
Oppenheimer Holdings, Inc., Class A	600	63,324
OppFi, Inc. (a)	3,400	33,762
Orion Digital Corp. (a)	3	3
Palmer Square Capital BDC, Inc.	700	7,294
Paymentus Holdings, Inc., Class A (a)	40,246	972,343
Payoneer Global, Inc. (a)	700	4,984
Paysign, Inc. (a)	2,300	18,837
Piper Sandler Cos.	90,956	6,579,757
Prospect Capital Corp.	87,200	201,432
Raymond James Financial, Inc.	400	60,812
Regional Management Corp.	200	8,240
Rithm Property Trust, Inc.	266	3,830
S&P Global, Inc. (c)	12	4,887
SEI Investments Co.	100	8,771
Silvercrest Asset Management Group, Inc., Class A	200	2,022
SLM Corp.	200	5,188
Sprott, Inc.	1,100	123,585
State Street Corp.	1,000	169,600
Stifel Financial Corp.	1,700	118,609
Sui Group Holdings Ltd. (a)	5,300	6,148
T. Rowe Price Group, Inc.	300	34,107
TPG RE Finance Trust, Inc.	6,402	53,585

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tradeweb Markets, Inc., Class A	100	$9,966
Trinity Capital, Inc.	1,000	17,890
TriplePoint Venture Growth BDC Corp., Class B	1,300	6,383
UWM Holdings Corp.	6,813	15,602
Victory Capital Holdings, Inc., Class A	200	16,812
Virtu Financial, Inc., Class A	300	17,871
Voya Financial, Inc.	1,000	90,530
Waterstone Financial, Inc.	100	2,073
Wealthfront Corp. (a)	161,022	1,439,537
WhiteHorse Finance, Inc.	2,000	13,400

		130,658,684

Energy — 0.9%
Abundia Global Impact Group, Inc. (a)	40	39
APA Corp. (c)	637	20,747
Archrock, Inc.	3,500	142,485
Atlas Energy Solutions, Inc.	22,300	370,403
BP PLC, ADR	100	3,695
Cameco Corp. (c)	3,028	308,432
Cameco Corp. (c)	1,412	143,923
Canadian Natural Resources Ltd.	15,700	620,150
Centrus Energy Corp., Class A (a),(c)	47	7,890
Cheniere Energy, Inc. (c)	2,205	527,017
Comstock, Inc. (a)	20	83
Crescent Energy Co., Class A	56,546	555,282
CVR Energy, Inc.	200	5,508
Delek U.S. Holdings, Inc.	13,400	680,854
Denison Mines Corp. (a)	100	306
Devon Energy Corp. (c)	19,193	793,055
DHT Holdings, Inc.	7,600	125,628
Diamondback Energy, Inc. (c)	55,124	9,689,697
DMC Global, Inc. (a)	900	5,229
Dorian LPG Ltd. (a)	1,200	41,736
EagleRock Land LLC, Class A (a)	55,669	1,182,966
Energy Services of America Corp.	200	3,868
EQT Corp. (c)	7,022	373,360
Forum Energy Technologies, Inc. (a)	1,200	60,276
FutureFuel Corp.	4,600	20,792
Granite Ridge Resources, Inc.	1,400	6,174
Green Plains, Inc. (a)	15,400	236,852
Halliburton Co.	7,700	261,415
Helix Energy Solutions Group, Inc. (a)	1,000	8,740
HighPeak Energy, Inc.	300	2,097
HMH Holding, Inc., Class A (a)	25,653	480,737
Kodiak Gas Services, Inc.	63,590	4,777,517
Liberty Energy, Inc.	100	2,619
Mammoth Energy Services, Inc. (a)	100	325
Marathon Petroleum Corp.	100	25,567
Murphy Oil Corp. (c)	100	3,256
Nabors Industries Ltd. (a)	500	42,005
NACCO Industries, Inc., Class A	100	5,005
Natural Gas Services Group, Inc.	2,100	90,594

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Navigator Holdings Ltd.	4,300	$80,109
Nordic American Tankers Ltd.	3,400	18,836
North American Construction Group Ltd.	1,600	21,280
NOV, Inc.	4,900	90,895
Obsidian Energy Ltd. (a)	5,300	43,089
Occidental Petroleum Corp. (c)	4,800	233,136
Oil States International, Inc. (a)	1,500	12,015
Ovintiv, Inc.	18	948
Par Pacific Holdings, Inc. (a)	4,300	241,144
Patterson-UTI Energy, Inc. (c)	185	1,698
PBF Energy, Inc., Class A	26,000	1,183,520
Permian Resources Corp., Class A (c)	2,888	53,168
Phillips 66	1,200	202,860
ProFrac Holding Corp., Class A (a)	279	1,621
ProPetro Holding Corp. (a)	4,100	58,794
Ranger Energy Services, Inc., Class A	1,400	22,414
Riley Exploration Permian, Inc.	500	16,480
Ring Energy, Inc. (a)	36,700	39,636
RPC, Inc.	2,700	15,741
SandRidge Energy, Inc.	100	1,370
Select Water Solutions, Inc.	44,421	887,532
Shell PLC, ADR (c)	665	51,564
Shell PLC (c)	10,972	424,975
Smart Sand, Inc. (a)	900	4,509
Solaris Energy Infrastructure, Inc., Class A	10,000	804,600
South Bow Corp.	200	7,048
Suncor Energy, Inc.	3,200	171,776
Sunococorp LLC	11,300	764,671
Targa Resources Corp. (c)	3,446	924,010
TETRA Technologies, Inc. (a)	33,937	384,506
Transocean Ltd. (a)	242,533	1,185,986
Valero Energy Corp.	800	208,352
Venture Global, Inc., Class A	3,400	37,842
Viper Energy, Inc., Class A (c)	56,596	2,399,670
W&T Offshore, Inc.	13,200	41,580
WaterBridge Infrastructure LLC, Class A	42,821	1,467,476
WhiteHawk Minerals Corp., Class A (a)	37,113	1,032,484
World Kinect Corp.	2,400	79,056

		34,842,715

Engineering & Construction — 0.0%
Doncasters (a),(c)	8,159	400,280
ITG, Inc., Class A (a)	1,395	22,320

		422,600

Financial Services — 0.2%
Credit Suisse AG (a),(c),(d)	235,000	69,724
Curo Group Holdings Corp. (a),(c)	24,194	272,183
Curo Group Holdings LLC (a),(c)	621,609	6,993,101
PennantPark Investment Corp.	900	3,123

		7,338,131

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Food & Staples Retailing — 0.3%
Andersons, Inc.	100	$6,840
BBB Foods, Inc., Class A (a)	55,669	2,319,727
BJ’s Wholesale Club Holdings, Inc. (a)	900	78,498
Casey’s General Stores, Inc.	60	47,687
Costco Wholesale Corp. (c)	7,602	7,111,443
Hearthside LLC (a),(c)	60,595	1,045,264
Maison Solutions, Inc., Class A (a)	4	3
Natural Grocers by Vitamin Cottage, Inc., Class C	900	27,918
Performance Food Group Co. (a),(c)	2,137	238,895
Target Corp. (c)	3,096	404,368
U.S. Foods Holding Corp. (a),(c)	2,471	252,660
Village Super Market, Inc., Class A	200	8,436
Weis Markets, Inc.	800	62,648
Yesway, Inc., Class A (a)	25,453	516,696

		12,121,083

Food, Beverage & Tobacco — 0.2%
Altria Group, Inc. (c)	581	41,803
Campbell’s Co. (c)	12,500	278,375
Conagra Brands, Inc. (c)	85,500	1,150,830
Darling Ingredients, Inc. (a)	600	32,772
Dole PLC	16,300	223,636
Edible Garden AG, Inc. (a)	39	7
Flowers Foods, Inc.	8,800	69,520
Freshpet, Inc. (a)	700	41,384
Hain Celestial Group, Inc. (The) (a)	18,000	10,084
Hershey Co. (c)	193	33,862
Hormel Foods Corp.	72,800	1,806,896
Ingredion, Inc.	200	18,942
J&J Snack Foods Corp.	100	7,345
J.M. Smucker Co.	100	11,250
JBS NV, Class A (c)	24,689	292,565
John B Sanfilippo & Son, Inc. (a)	700	60,193
Lifeway Foods, Inc. (a)	100	2,984
MGP Ingredients, Inc.	200	3,504
Monster Beverage Corp. (a)	200	19,224
National Beverage Corp. (a)	2,500	78,000
Once Upon a Farm PBC (a)	37,113	760,074
Smithfield Foods, Inc.	24,100	584,666
Suja Life, Inc., Class A (a)	16,969	172,405
Tootsie Roll Industries, Inc.	246	9,729
Turning Point Brands, Inc.	1,000	84,810
Tyson Foods, Inc., Class A (c)	700	40,075
Universal Corp.	700	36,519
Utz Brands, Inc.	11,900	91,630
Village Farms International, Inc. (a)	12,400	24,800
Vita Coco Co., Inc. (a)	200	13,228
Vital Farms, Inc. (a)	5,005	58,208
Zevia PBC, Class A (a)	1,300	2,119

		6,061,439

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Health Care Equipment & Services — 2.0%
Abbott Laboratories	66,300	$6,016,062
Accendra Health, Inc. (a)	2,800	9,576
agilon health, Inc. (a)	620	66,452
Alphatec Holdings, Inc. (a)	8,300	71,795
American Well Corp., Class A (a)	635	5,791
AMN Healthcare Services, Inc. (a)	7,000	226,590
AngioDynamics, Inc. (a)	800	10,408
Anteris Technologies Global Corp. (a)	4,242	41,784
Artivion, Inc. (a)	1,900	42,693
Assure Holdings Corp. (a)	0	79
ATI Physical Therapy, Inc. (a),(c),(d)	912	0
ATI Physical Therapy, Inc. (a),(c),(d)	214,905	290,122
AtriCure, Inc. (a)	3,014	84,332
Aveanna Healthcare Holdings, Inc. (a)	3,800	32,566
Axe Compute, Inc. (a)	8	61
Billiontoone, Inc., Class A (a)	4,242	508,955
Bioventus, Inc., Class A (a)	100	944
Boston Scientific Corp. (a),(c)	328,225	14,008,643
BrightSpring Health Services, Inc. (a)	169,686	11,833,902
Brookdale Senior Living, Inc. (a)	36,709	590,648
Butterfly Network, Inc. (a)	4,400	37,048
CareCloud, Inc. (a)	900	1,908
Castle Biosciences, Inc. (a)	700	16,695
Centene Corp. (a),(c)	65,099	4,178,705
Certara, Inc. (a)	1,000	6,550
Cerus Corp. (a)	19,600	57,232
Cigna Group	6,960	1,918,733
Community Health Systems, Inc. (a)	21,400	71,476
CONMED Corp.	2,800	91,644
CorVel Corp. (a)	200	12,504
Definitive Healthcare Corp. (a)	3,200	2,659
DocGo, Inc. (a)	2,300	1,187
Doximity, Inc., Class A (a)	29,000	601,460
Electromed, Inc. (a)	1,700	71,910
Encompass Health Corp.	10,600	1,071,448
Evolent Health, Inc., Class A (a)	700	3,794
Fractyl Health, Inc. (a)	10,500	8,341
Fulgent Genetics, Inc. (a)	2,400	49,248
GMR Solutions, Inc., Class A (a)	76,459	1,182,056
GoodRx Holdings, Inc., Class A (a)	1,800	5,184
Guardant Health, Inc. (a)	26,100	3,915,783
Guardian Pharmacy Services, Inc., Class A (a)	33,937	1,420,942
HealthStream, Inc.	3,600	98,100
Hinge Health, Inc., Class A (a)	9,898	821,534
InfuSystem Holdings, Inc. (a)	700	6,755
Insulet Corp. (a)	6,940	1,056,615
Intuitive Surgical, Inc. (a),(c)	25,255	10,043,408
iRadimed Corp.	300	28,668
Kestra Medical Technologies Ltd. (a)	37,113	944,155
LeMaitre Vascular, Inc.	300	28,788

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
LifeStance Health Group, Inc. (a)	100	$1,071
Lumexa Imaging Holdings, Inc. (a)	18,666	210,552
Medline, Inc., Class A (a)	278,345	10,977,927
Medtronic PLC (c)	1,900	148,637
Molina Healthcare, Inc. (a)	10,000	2,287,000
NeuroPace, Inc. (a)	400	6,356
Omada Health, Inc. (a)	300	6,585
Omnicell, Inc. (a)	1,900	78,888
Oncology Institute, Inc. (a)	600	3,258
OPKO Health, Inc. (a)	1	1
Pennant Group, Inc. (a)	1,000	36,950
RxSight, Inc. (a)	7,299	35,181
Select Medical Holdings Corp.	26,300	434,213
Sight Sciences, Inc. (a)	900	4,878
SiNtx Technologies, Inc. (a)	43	80
Tactile Systems Technology, Inc. (a)	200	5,956
Tandem Diabetes Care, Inc. (a)	6,400	96,576
Tenon Medical, Inc. (a)	33	11
UnitedHealth Group, Inc.	20	8,313
Varex Imaging Corp. (a)	3,500	36,505
Veeva Systems, Inc., Class A (a)	3,280	582,101
Viemed Healthcare, Inc. (a)	1,600	18,240

		76,575,212

Household & Personal Products — 0.2%
BellRing Brands, Inc. (a)	25,500	329,970
Central Garden & Pet Co., Class A (a)	1,300	50,401
Coty, Inc., Class A (a)	2,200	4,752
Edgewell Personal Care Co.	7,300	196,078
Energizer Holdings, Inc.	400	8,576
Herbalife Ltd. (a)	7,900	103,885
Kenvue, Inc. (c)	16,485	315,028
Kimberly-Clark Corp.	42,900	4,709,133
Medifast, Inc. (a)	2,400	25,464
Nature’s Sunshine Products, Inc. (a)	600	13,080
Nu Skin Enterprises, Inc., Class A	8,600	45,408
Procter & Gamble Co. (c)	387	56,750
Reynolds Consumer Products, Inc.	1,100	29,535
USANA Health Sciences, Inc. (a)	400	8,540

		5,896,600

Insurance — 0.9%
Aflac, Inc.	700	82,075
American Coastal Insurance Corp., Class C (a)	1,800	19,980
American Integrity Insurance Group, Inc. (a)	100	1,883
AMERISAFE, Inc.	3,200	108,256
Arch Capital Group Ltd. (a)	24,000	2,329,440
Ategrity Specialty Holdings LLC (a)	100	2,404
Axis Capital Holdings Ltd.	100	10,744
Bowhead Specialty Holdings, Inc. (a)	2,100	62,853
Brown & Brown, Inc.	900	57,735
Chubb Ltd.	60	20,444
CNA Financial Corp.	200	9,722

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Crawford & Co., Class A	200	$2,254
Ethos Technologies, Inc., Class A (a)	22,267	403,923
Everest Group Ltd.	40	14,289
Exzeo Group, Inc. (a)	100	1,687
Genworth Financial, Inc. (a)	3,400	32,198
Greenlight Capital Re Ltd., Class A (a)	300	4,854
Hagerty, Inc., Class A (a)	100	1,192
Hanover Insurance Group, Inc.	100	21,412
Hartford Insurance Group, Inc.	2,200	291,544
Hearthside LLC (a),(c)	161,707	2,789,446
Heritage Insurance Holdings, Inc. (a)	2,400	62,592
Horace Mann Educators Corp.	800	41,320
James River Group Holdings, Inc.	1,500	6,600
Kemper Corp.	1,000	26,960
Kinsale Capital Group, Inc.	23,046	7,600,801
Lemonade, Inc. (a)	7,227	470,116
Mercury General Corp.	1,500	159,930
Neptune Insurance Holdings, Inc., Class A (a)	33,937	1,069,016
Oscar Health, Inc., Class A (a),(c)	25,000	713,000
Progressive Corp.	30,600	6,684,570
RLI Corp.	168,850	9,973,970
Trupanion, Inc. (a)	200	4,954
TWFG, Inc. (a)	400	9,620
Universal Insurance Holdings, Inc.	4,300	177,848
Unum Group	1,699	151,891
W.R. Berkley Corp. (a)	5,200	366,756

		33,788,279

Materials — 1.0%
AdvanSix, Inc.	2,900	57,652
Alamos Gold, Inc., Class A	1,700	51,578
Albemarle Corp. (c)	12,100	1,633,863
Algoma Steel Group, Inc. (a)	1,800	7,290
Almonty Industries, Inc. (a)	100	1,656
Alto Ingredients, Inc. (a)	7,600	43,320
American Vanguard Corp. (a)	5,900	16,520
Americas Gold & Silver Corp. (a)	11,300	53,336
Ascent Industries Co. (a)	100	1,503
Aspen Aerogels, Inc. (a)	900	5,706
Aura Minerals, Inc.	600	37,770
Avino Silver & Gold Mines Ltd. (a)	1,500	9,510
B2Gold Corp.	223,000	834,020
Balchem Corp.	1,000	168,950
Barrick Mining Corp.	25,400	932,942
Centerra Gold, Inc.	3,000	47,580
Chemours Co.	1,300	26,676
Cleveland-Cliffs, Inc. (a)	66,600	625,374
Coeur Mining, Inc.	1	16
Crown Holdings, Inc.	5,900	659,738
Dakota Gold Corp. (a)	500	2,130
Dow, Inc.	147,400	4,032,864
DuPont de Nemours, Inc. (c)	666	90,336

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	4,700	$314,806
Endeavour Silver Corp. (a)	53,900	446,292
Equinox Gold Corp.	1,000	9,720
First Majestic Silver Corp.	5,480	92,941
FMC Corp.	5,900	67,850
Fortuna Mining Corp. (a)	14,200	119,990
Franco-Nevada Corp.	3,400	708,696
Freeport-McMoRan, Inc.	12,198	767,132
Galiano Gold, Inc. (a)	9,600	17,952
Gold Royalty Corp. (a)	30,400	83,904
GoldMining, Inc. (a)	200	181
Graphic Packaging Holding Co.	6,700	70,819
Hecla Mining Co.	62,860	969,930
Huntsman Corp.	17,500	185,850
i-80 Gold Corp. (a)	48,300	69,552
Innospec, Inc.	2,300	187,197
Integra Resources Corp. (a)	6,400	14,528
IT Tech Packaging, Inc. (a)	3,100	574
Kinross Gold Corp.	6,400	151,168
Koppers Holdings, Inc.	300	13,470
Linde PLC	32,500	16,865,550
Lithium Americas Corp. (a)	23,915	92,073
LSB Industries, Inc. (a)	3,300	35,673
LyondellBasell Industries NV, Class A	10,100	531,765
Magnera Corp. (a)	21	247
McEwen, Inc. (a)	5,000	90,650
Metalla Royalty & Streaming Ltd. (a)	5,000	38,050
Metallus, Inc. (a)	1,200	22,428
Methanex Corp.	600	27,690
MP Materials Corp. (a),(c)	9,589	537,080
New Pacific Metals Corp. (a)	100	402
Northern Dynasty Minerals Ltd. (a)	30,233	58,047
Nucor Corp.	800	178,200
O-I Glass, Inc. (a)	10,400	100,152
Olin Corp.	1,200	23,784
OR Royalties, Inc.	9,500	300,485
Origin Materials, Inc. (a)	10	10
Osisko Development Corp. (a)	6,200	15,252
Pan American Silver Corp.	9,800	438,942
PureCycle Technologies, Inc. (a)	84,843	688,077
Ramaco Resources, Inc., Class A (a)	6,800	89,964
Ranpak Holdings Corp. (a)	100	731
Rayonier Advanced Materials, Inc. (a)	500	3,930
Reliance, Inc.	240	89,664
Royal Gold, Inc.	120	23,953
Ryerson Holding Corp.	100	2,461
Sensient Technologies Corp.	100	12,329
Sherwin-Williams Co. (c)	2,251	775,064
Solstice Advanced Materials, Inc.	13,600	1,204,960
Southern Copper Corp.	965	168,161
Stepan Co.	400	22,288
SunCoke Energy, Inc.	18,600	149,730

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Teck Resources Ltd., Class B	6,900	$410,274
Tredegar Corp. (a)	400	3,184
Trekor Metals Ltd. (a)	35,600	244,928
Triple Flag Precious Metals Corp.	4,800	143,856
Tronox Holdings PLC, Class A	12,500	78,750
Vizsla Silver Corp. (a)	17,400	57,420
Vox Royalty Corp.	300	1,419
Western Copper & Gold Corp. (a)	100	224
Westlake Corp.	300	21,900

		37,182,629

Media & Entertainment — 1.1%
Alphabet, Inc., Class C (c)	31,440	11,108,695
Alphabet, Inc., Class A (c)	37,039	13,236,628
AMC Global Media, Inc., Class A (a)	4,100	40,918
Atlanta Braves Holdings, Inc., Class C (a)	77	3,996
Bumble, Inc., Class A (a)	6,900	22,080
Cars.com, Inc. (a)	5,400	59,076
Cineverse Corp. (a)	19	56
DoubleVerify Holdings, Inc. (a)	600	6,504
Getty Images Holdings, Inc. (a)	39	34
Hwh International, Inc. (a)	42	60
Learfield Communications LLC (a),(c),(d)	91,802	0
Liberty Media Corp.-Liberty Formula One, Class C (a),(c)	4,702	447,348
Liberty Media Corp.-Liberty Formula One, Class A (a),(c)	30	2,626
Live Nation Entertainment, Inc. (a),(c)	334	61,159
LQR House, Inc. (a)	29	2
MediaAlpha, Inc., Class A (a)	300	3,771
Meta Platforms, Inc., Class A (c)	1,861	1,048,283
New York Times Co., Class A	12,400	867,752
Nextdoor Holdings, Inc. (a)	1,000	2,270
Playstudios, Inc. (a)	3,800	1,896
Playtika Holding Corp.	23,200	86,304
PubMatic, Inc., Class A (a)	1,700	22,304
ROBLOX Corp., Class A (a)	147,700	8,031,926
Snap, Inc., Class A (a)	123,500	548,340
Sphere Entertainment Co. (a)	500	86,515
Spotify Technology SA (a),(c)	920	422,400
System1, Inc. (a)	20	46
Townsquare Media, Inc., Class A	1,200	8,484
Trade Desk, Inc., Class A (a)	93,900	1,697,712
Travelzoo (a)	100	1,168
USA TODAY Co., Inc. (a)	1,000	8,550
Warner Bros Discovery, Inc. (a),(c)	58,271	1,553,505
ZipRecruiter, Inc., Class A (a)	3,500	13,125
ZoomInfo Technologies, Inc., Class A (a),(c)	19,400	56,842

		39,450,375

Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
Aardvark Therapeutics, Inc. (a)	200	1,152
AbbVie, Inc. (c)	1,873	471,322
AbCellera Biologics, Inc. (a)	57,800	453,730
Abeona Therapeutics, Inc. (a)	272	1,681

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Absci Corp. (a)	26,692	$309,360
Acrivon Therapeutics, Inc. (a)	2,500	4,450
Actinium Pharmaceuticals, Inc. (a)	3,114	3,052
Acumen Pharmaceuticals, Inc. (a)	5,700	15,219
Adicet Bio, Inc. (a)	1,489	12,865
ADMA Biologics, Inc. (a)	1,200	10,044
Agios Pharmaceuticals, Inc. (a)	700	25,977
Akebia Therapeutics, Inc. (a)	6,300	7,182
Aktis Oncology, Inc. (a)	4,242	136,720
Alamar Biosciences, Inc. (a)	25,453	689,522
Alector, Inc. (a)	12,600	25,326
Alkermes PLC (a)	400	20,958
Allogene Therapeutics, Inc. (a)	49,900	103,792
Alnylam Pharmaceuticals, Inc. (a)	26,920	8,103,728
Altimmune, Inc. (a)	9,600	29,184
Alto Neuroscience, Inc. (a)	500	13,195
Alumis, Inc. (a)	212	5,966
ALX Oncology Holdings, Inc. (a)	13,600	28,152
Amgen, Inc.	2,520	912,542
Amphastar Pharmaceuticals, Inc. (a)	100	2,018
Amylyx Pharmaceuticals, Inc. (a)	2,500	44,900
AnaptysBio, Inc. (a)	4,300	290,250
Anavex Life Sciences Corp. (a)	19,700	51,023
Anika Therapeutics, Inc. (a)	1,500	21,945
Annexon, Inc. (a)	200	1,142
Apogee Therapeutics, Inc. (a)	16,969	2,252,295
AquaBounty Technologies, Inc. (a)	200	214
Aquestive Therapeutics, Inc. (a)	3,900	16,224
Arcturus Therapeutics Holdings, Inc. (a)	6,200	41,664
Arcutis Biotherapeutics, Inc. (a)	100	2,622
Ardelyx, Inc. (a)	20,500	104,550
Arrowhead Pharmaceuticals, Inc. (a)	999	81,428
ARS Pharmaceuticals, Inc. (a)	100	801
Arvinas, Inc. (a)	14,100	117,171
Aspire Biopharma Holdings, Inc. (a)	1	5
Atea Pharmaceuticals, Inc. (a)	11,600	53,940
Atlantic International Corp. (a)	3	3
Atrium Therapeutics, Inc. (a)	200	2,690
aTyr Pharma, Inc. (a)	12,600	7,520
Aurinia Pharmaceuticals, Inc. (a)	19,900	337,703
Avalyn Pharma, Inc. (a)	12,726	418,940
Axsome Therapeutics, Inc. (a)	2,500	611,925
Aytu BioPharma, Inc. (a)	200	430
Bausch Health Cos., Inc. (a)	9,800	48,314
Beam Therapeutics, Inc. (a)	3,800	130,416
BeOne Medicines Ltd., ADR (a)	840	239,375
Bicara Therapeutics, Inc. (a)	10,605	314,862
BioAge Labs, Inc. (a)	8,484	207,943
BioCardia, Inc. (a)	47	58
BioCryst Pharmaceuticals, Inc. (a)	30,141	301,410
Bio-Rad Laboratories, Inc., Class A (a)	20	5,872
BioVie, Inc. (a)	10	19

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
BNB Plus Corp. (a)	1	$0
Bridgebio Pharma, Inc. (a)	27,400	2,040,752
Bright Minds Biosciences, Inc. (a)	44,535	3,126,357
Bristol-Myers Squibb Co. (c)	43,700	2,517,994
C4 Therapeutics, Inc. (a)	21,700	101,339
Cabaletta Bio, Inc. (a)	100	311
Capricor Therapeutics, Inc. (a)	4,242	102,147
CareDx, Inc. (a)	600	17,100
Caribou Biosciences, Inc. (a)	11,600	20,416
Cartesian Therapeutics, Inc. (a)	40	417
Celldex Therapeutics, Inc. (a)	9,784	364,063
Cellectar Biosciences, Inc. (a)	1	3
CEL-SCI Corp. (a)	45	47
Century Therapeutics, Inc. (a)	18,000	44,100
Codexis, Inc. (a)	400	904
Cogent Biosciences, Inc. (a)	5,939	229,839
Coherus Oncology, Inc. (a)	8,100	11,340
Compass Therapeutics, Inc. (a)	200	438
Corcept Therapeutics, Inc. (a)	2,200	191,290
Corvus Pharmaceuticals, Inc. (a)	9,184	137,209
Crescent Biopharma, Inc. (a)	200	3,600
Cullinan Therapeutics, Inc. (a)	300	5,463
Cytokinetics, Inc. (a)	14,423	1,228,695
CytomX Therapeutics, Inc. (a)	16,500	61,875
Definium Therapeutics, Inc. (a)	39,273	1,847,402
Dianthus Therapeutics, Inc. (a)	16,969	1,654,138
Disc Medicine, Inc. (a)	5,939	434,378
Dyne Therapeutics, Inc. (a)	5,939	131,905
Edesa Biotech, Inc. (a)	30	244
Editas Medicine, Inc. (a)	9,500	30,780
Eloxx Pharmaceuticals, Inc. (a)	3,711	51,509
Emergent BioSolutions, Inc. (a)	100	838
Enanta Pharmaceuticals, Inc. (a)	1,000	14,580
Enliven Therapeutics, Inc. (a)	11,878	602,809
Erasca, Inc. (a)	16,969	310,872
Ernexa Therapeutics, Inc. (a)	1	7
Esperion Therapeutics, Inc. (a)	31,300	98,908
Eupraxia Pharmaceuticals, Inc. (a)	400	2,644
Evommune, Inc. (a)	15,368	204,241
Exagen, Inc. (a)	1,000	4,650
Exelixis, Inc. (a)	17,700	963,057
EyePoint, Inc. (a)	3,800	54,340
Fate Therapeutics, Inc. (a)	23,900	64,530
Filana Therapeutics, Inc. (a)	10,600	12,614
Fortress Biotech, Inc. (a)	20	61
Fulcrum Therapeutics, Inc. (a)	3,400	12,444
Galectin Therapeutics, Inc. (a)	600	2,784
Generate Biomedicines, Inc. (a)	21,211	357,830
Gilead Sciences, Inc. (c)	700	88,438
Ginkgo Bioworks Holdings, Inc. (a)	12	119
Gossamer Bio, Inc. (a)	63,100	10,386
Halozyme Therapeutics, Inc. (a)	1,600	125,232

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Harmony Biosciences Holdings, Inc. (a)	2,500	$91,025
Harvard Bioscience, Inc. (a)	683	4,200
Hemab Therapeutics Holdings, Inc. (a)	5,090	186,956
Heron Therapeutics, Inc. (a)	1,000	427
High Tide, Inc. (a)	600	1,368
iBio, Inc. (a)	500	875
Ideaya Biosciences, Inc. (a)	8,484	316,199
Immix Biopharma, Inc. (a)	43,270	446,114
ImmunityBio, Inc. (a)	32,802	287,182
IN8bio, Inc. (a)	200	282
Incyte Corp. (a)	9,600	1,088,256
InMed Pharmaceuticals, Inc. (a)	9,278	14,381
Innoviva, Inc. (a)	1,000	22,710
Inovio Pharmaceuticals, Inc. (a)	5,108	5,619
Insmed, Inc. (a),(c)	9,575	1,020,886
Intellia Therapeutics, Inc. (a)	29,500	499,140
Invivyd, Inc. (a)	12,000	10,469
Ionis Pharmaceuticals, Inc. (a)	36,300	2,878,227
Iovance Biotherapeutics, Inc. (a)	98,200	408,512
Ironwood Pharmaceuticals, Inc. (a)	29,700	125,037
Jade Biosciences, Inc. (a)	16,969	377,051
Janux Therapeutics, Inc. (a)	4,800	73,728
Jazz Pharmaceuticals PLC (a)	200	48,194
Kailera Therapeutics, Inc. (a)	29,695	654,181
Kairos Pharma Ltd. (a)	35	13
Kardigan, Inc. (a)	74,225	1,770,266
Karyopharm Therapeutics, Inc. (a)	3,167	30,942
Keros Therapeutics, Inc. (a)	1,400	14,980
Kiniksa Pharmaceuticals International PLC (a)	500	31,975
Kodiak Sciences, Inc. (a)	2,100	81,816
Kymera Therapeutics, Inc. (a)	9,590	1,099,685
Kyntra Bio, Inc. (a)	185	1,397
LENZ Therapeutics, Inc. (a)	28	159
Liquidia Corp. (a)	2,700	215,271
Lite Strategy, Inc. (a)	1,900	1,753
Lyell Immunopharma, Inc. (a)	145	2,037
MacroGenics, Inc. (a)	13,600	62,832
MannKind Corp. (a)	1,200	5,112
MapLight Therapeutics, Inc. (a)	16,969	608,169
Maravai LifeSciences Holdings, Inc., Class A (a)	12,500	78,000
MaxCyte, Inc. (a)	5,500	6,765
Maze Therapeutics, Inc. (a)	300	8,952
MediciNova, Inc. (a)	100	132
Merck & Co., Inc. (c)	5,935	762,648
Metagenomi Therapeutics, Inc. (a)	2,600	3,094
Milestone Pharmaceuticals, Inc. (a)	11,074	14,839
Mineralys Therapeutics, Inc. (a)	1,500	40,470
Mirum Pharmaceuticals, Inc. (a)	2,300	269,261
Moderna, Inc. (a)	79,000	5,532,370
Monte Rosa Therapeutics, Inc. (a)	8,236	199,311
MoonLake Immunotherapeutics (a)	6,500	126,555
Myriad Genetics, Inc. (a)	6,200	35,402

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nektar Therapeutics (a)	95,830	$6,689,892
Neumora Therapeutics, Inc. (a)	19,700	33,490
Neurocrine Biosciences, Inc. (a)	16,500	2,780,828
Nkarta, Inc. (a)	13,200	37,356
Novavax, Inc. (a)	19,600	184,632
Nuvation Bio, Inc. (a)	5,000	28,400
Ocugen, Inc. (a)	4,800	7,344
Ocular Therapeutix, Inc. (a)	700	6,874
Odyssey Therapeutics, Inc. (a)	8,484	158,736
Olema Pharmaceuticals, Inc. (a)	4,000	50,040
OmniAb, Inc. (a)	2,100	5,166
OnKure Therapeutics, Inc., Class A (a)	370	1,687
ORIC Pharmaceuticals, Inc. (a)	1,100	11,913
Oruka Therapeutics, Inc. (a)	18,666	1,776,443
Pacific Biosciences of California, Inc. (a)	8,700	14,616
Pacira BioSciences, Inc. (a)	500	12,685
Palvella Therapeutics, Inc. (a)	10,181	1,555,860
Parabilis Medicines, Inc. (a)	1,697	46,447
Perspective Therapeutics, Inc. (a)	12,510	42,659
Phathom Pharmaceuticals, Inc. (a)	300	3,255
Phio Pharmaceuticals Corp. (a)	4	4
Pliant Therapeutics, Inc. (a)	13,600	15,504
Plus Therapeutics, Inc. (a)	20	87
PMV Pharmaceuticals, Inc. (a)	11,700	15,678
Precision BioSciences, Inc. (a)	2,119	16,655
Prelude Therapeutics, Inc. (a)	6,100	32,513
Prime Medicine, Inc. (a)	4,200	15,498
Protalix BioTherapeutics, Inc. (a)	100	233
Q32 Bio, Inc. (a)	7	89
Regeneron Pharmaceuticals, Inc.	12,520	7,806,721
REGENXBIO, Inc. (a)	2,200	26,356
Relay Therapeutics, Inc. (a)	18,823	352,178
Relmada Therapeutics, Inc. (a)	53,585	370,808
Revelation Biosciences, Inc. (a)	50	52
Revolution Medicines, Inc. (a)	15,942	2,985,618
Sarepta Therapeutics, Inc. (a)	23,200	416,904
Seaport Therapeutics, Inc. (a)	38,179	829,248
Seer, Inc. (a)	4,400	7,304
Septerna, Inc. (a)	200	6,698
SIGA Technologies, Inc. (a)	1,400	5,096
Sionna Therapeutics, Inc. (a)	8,484	373,211
Spero Therapeutics, Inc. (a)	2,400	5,304
Spyre Therapeutics, Inc. (a)	38,179	3,389,532
Spyre Therapeutics, Inc. (a)	4,700	417,266
Structure Therapeutics, Inc., ADR (a)	8,484	455,336
Supernus Pharmaceuticals, Inc. (a)	2,145	99,764
Sutro Biopharma, Inc. (a)	1,070	35,524
Syndax Pharmaceuticals, Inc. (a)	9,500	207,670
Tango Therapeutics, Inc. (a)	25,453	795,661
Tenax Therapeutics, Inc. (a)	800	11,640
TG Therapeutics, Inc. (a)	8,100	445,014
Theravance Biopharma, Inc. (a)	6,200	105,400

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Theriva Biologics, Inc. (a)	31	$8
Travere Therapeutics, Inc. (a)	12,200	693,082
Traws Pharma, Inc. (a)	11	9
Trevi Therapeutics, Inc. (a)	25,453	474,698
TScan Therapeutics, Inc. (a)	12,000	11,761
Tvardi Therapeutics, Inc. (a)	122	232
Tyra Biosciences, Inc. (a)	100	3,194
Ultragenyx Pharmaceutical, Inc. (a)	21,600	721,224
Upstream Bio, Inc. (a)	100	692
Vanda Pharmaceuticals, Inc. (a)	10,800	66,096
Vaxcyte, Inc. (a)	300	17,439
VeraDermics, Inc. (a),(c)	22,994	2,826,882
Vericel Corp. (a)	1,200	53,388
Verrica Pharmaceuticals, Inc. (a)	90	551
Viking Therapeutics, Inc. (a)	19,400	756,794
Vir Biotechnology, Inc. (a)	5,100	51,969
Viridian Therapeutics, Inc. (a)	8,484	155,851
Vistagen Therapeutics, Inc. (a)	4,947	1,118
Voyager Therapeutics, Inc. (a)	2,300	8,050
VYNE Therapeutics, Inc. (a)	3,700	2,408
Waters Corp. (a),(c)	1,026	384,791
WaVe Life Sciences Ltd. (a)	13,800	80,178
Werewolf Therapeutics, Inc. (a)	500	180
West Pharmaceutical Services, Inc.	40	14,360
Whitehawk Therapeutics, Inc. (a)	300	1,374
Xencor, Inc. (a)	8,400	135,240
Xenon Pharmaceuticals, Inc. (a)	21,726	1,311,381
Xeris Biopharma Holdings, Inc. (a)	7,164	56,739
Zenas Biopharma, Inc. (a)	19,969	506,813
Zentalis Pharmaceuticals, Inc. (a)	15,600	75,660
Zoetis, Inc.	600	43,116

		95,095,622

Real Estate — 0.3%
Agree Realty Corp.	23,400	1,772,316
AH Realty Trust, Inc.	2,200	15,576
Alpine Income Property Trust, Inc.	3,600	74,736
American Assets Trust, Inc.	900	22,221
American Healthcare REIT, Inc.	1,799	93,818
Apartment Investment & Management Co., Class A	24,000	71,280
Apple Hospitality REIT, Inc.	10,500	176,505
Blackstone Digital Infrastructure Trust, Inc. (a)	200	4,326
Brandywine Realty Trust	4,000	12,680
Brixmor Property Group, Inc.	700	22,071
CareTrust REIT, Inc.	1,300	52,455
CBL & Associates Properties, Inc.	200	10,618
Chatham Lodging Trust	300	3,969
Community Healthcare Trust, Inc.	1,100	20,108
COPT Defense Properties	300	10,917
CoStar Group, Inc. (a)	1,081	30,614
Cousins Properties, Inc.	400	11,992
CTO Realty Growth, Inc.	6,200	133,362

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Curbline Properties Corp.	200	$6,080
DiamondRock Hospitality Co.	1,200	14,616
Digital Realty Trust, Inc. (c)	429	77,040
Douglas Emmett, Inc.	100	1,180
Easterly Government Properties, Inc.	6,180	154,067
Elme Communities	2,900	4,292
Equinix, Inc. (c)	3,196	3,331,478
Essential Properties Realty Trust, Inc.	20,300	605,955
Farmland Partners, Inc.	4,100	39,688
First Industrial Realty Trust, Inc.	100	6,131
Four Corners Property Trust, Inc.	16,600	407,530
Franklin Street Properties Corp., Class C	200	103
FrontView REIT, Inc.	600	12,138
Getty Realty Corp.	10,900	363,624
Gladstone Land Corp.	1,701	14,510
Global Net Lease, Inc.	18,394	164,442
Healthcare Realty Trust, Inc.	100	2,017
Healthpeak Properties, Inc.	7,473	159,922
Industrial Logistics Properties Trust	4,200	37,254
InvenTrust Properties Corp.	2,100	74,340
Invitation Homes, Inc.	100	3,021
Janus Living, Inc., Class A-1	44,821	1,288,156
LTC Properties, Inc.	4,000	153,800
Medical Properties Trust, Inc.	18,200	84,084
Modiv Industrial, Inc.	100	1,740
National Healthcare Properties, Inc. (a)	33,937	497,177
NETSTREIT Corp.	16,000	338,080
NNN REIT, Inc.	100	4,653
Orion Properties, Inc.	1,600	4,624
Park Hotels & Resorts, Inc.	200	2,850
Pebblebrook Hotel Trust	5,400	104,814
Piedmont Realty Trust, Inc., Class A (a)	2,800	25,620
Postal Realty Trust, Inc., Class A	6,000	147,840
RLJ Lodging Trust	32,300	382,755
Sabra Health Care REIT, Inc.	100	1,951
Service Properties Trust	15,200	25,688
SITE Centers Corp. (a)	8,100	32,157
STAG Industrial, Inc.	3,400	129,404
Stratus Properties, Inc. (a)	100	2,875
Strawberry Fields REIT, Inc.	700	9,625
Summit Hotel Properties, Inc.	15,800	110,758
Sunstone Hotel Investors, Inc.	400	4,580
Terreno Realty Corp.	2,800	181,356
Universal Health Realty Income Trust	100	4,386

		11,557,965

Real Estate Management & Development — 0.1%
Avalon GloboCare Corp. (a)	3	1
Douglas Elliman, Inc. (a)	1,700	3,009
Forestar Group, Inc. (a)	1,100	34,815
FRP Holdings, Inc. (a)	300	7,497
Landbridge Co. LLC, Class A	38,313	3,035,922

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Marcus & Millichap, Inc.	400	$12,468
Real Brokerage, Inc. (a)	1,300	2,366
Real Messenger Corp. (a)	1	0
Zillow Group, Inc., Class A (a)	300	9,411

		3,105,489

Retailing — 0.9%
1stdibs.com, Inc. (a)	3,000	14,700
Amazon.com, Inc. (a),(c)	77,695	18,517,826
Arko Corp.	5,100	40,953
ARKO Petroleum Corp.	400	7,540
Bath & Body Works, Inc.	400	9,252
Bob’s Discount Furniture, Inc. (a)	55,669	880,684
Brilliant Earth Group, Inc., Class A	900	1,017
Buckle, Inc.	600	25,320
Burlington Stores, Inc. (a)	20	6,336
Caleres, Inc.	300	3,711
Camping World Holdings, Inc., Class A	1,200	9,156
CarMax, Inc. (a)	31,200	1,650,168
Chewy, Inc., Class A (a)	37,400	734,910
Citi Trends, Inc. (a)	200	11,568
Designer Brands, Inc., Class A	7,700	44,891
Dick’s Sporting Goods, Inc. (c)	982	222,727
Five Below, Inc. (a)	5,400	970,866
Genuine Parts Co. (c)	2,193	258,730
Gold.com, Inc.	3,300	137,313
Home Depot, Inc. (c)	4,827	1,702,386
Leslie’s, Inc. (a)	50	508
Murphy USA, Inc. (c)	360	193,993
Newegg Commerce, Inc. (a)	5	82
O’Reilly Automotive, Inc. (a),(c)	857	78,921
Outdoor Holding Co. (a)	4,200	9,576
Pattern Group, Inc., Class A (a)	25,453	641,161
Petco Health & Wellness Co., Inc. (a)	37,200	101,184
RealReal, Inc. (The) (a)	18,200	214,578
Rent the Runway, Inc., Class A (a)	25	79
RH (a)	4,100	675,393
Ross Stores, Inc. (c)	15,081	3,209,991
Sonic Automotive, Inc., Class A	100	8,479
Sportsman’s Warehouse Holdings, Inc. (a)	8,500	11,305
ThredUp, Inc., Class A (a)	13,900	95,215
Tilly’s, Inc., Class A (a)	5,000	21,000
TJX Cos., Inc. (c)	20,700	3,136,050
Torrid Holdings, Inc. (a)	700	1,309
Upbound Group, Inc.	100	2,122
Wayfair, Inc., Class A (a)	14,400	1,330,848

		34,981,848

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc. (a),(c)	28,717	16,681,992
Aehr Test Systems (a)	5,600	537,936
Alpha & Omega Semiconductor Ltd. (a)	4,800	227,184
Ambiq Micro, Inc. (a)	2,800	247,240

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Amkor Technology, Inc.	27,453	$2,367,272
Amtech Systems, Inc. (a)	1,600	36,928
Analog Devices, Inc. (c)	560	222,415
Applied Materials, Inc. (c)	299	216,177
ARM Holdings PLC, ADR (a),(c)	711	252,099
Atomera, Inc. (a)	200	1,742
Broadcom, Inc. (c)	1,737	656,152
Canadian Solar, Inc. (a)	7,700	123,354
Cerebras Systems, Inc., Class A (a)	92,782	20,504,822
CEVA, Inc. (a)	300	14,148
Cohu, Inc. (a)	4,600	339,986
Enphase Energy, Inc. (a)	28,500	1,403,340
Entegris, Inc. (c)	300	53,958
Everspin Technologies, Inc. (a)	100	2,418
FormFactor, Inc. (a)	200	31,986
GLOBALFOUNDRIES, Inc. (c)	54,821	4,517,799
GSI Technology, Inc. (a)	400	3,092
Ichor Holdings Ltd. (a)	600	67,368
Intel Corp. (a),(c)	3,800	530,594
inTEST Corp. (a)	1,600	29,072
Kopin Corp. (a)	3,700	16,576
Lam Research Corp. (c)	378	163,799
Microchip Technology, Inc. (c)	600	54,720
Micron Technology, Inc. (c)	9,920	11,450,557
MKS, Inc.	100	44,480
Mobix Labs, Inc. (a)	20	42
Navitas Semiconductor Corp. (a)	600	10,752
NVIDIA Corp. (c)	16,131	3,227,652
ON Semiconductor Corp. (a)	17,300	1,635,542
Onto Innovation, Inc. (a)	800	302,760
PDF Solutions, Inc. (a)	12,726	900,874
Photronics, Inc. (a)	500	16,265
Qnity Electronics, Inc., Class WI	4,800	783,888
QuickLogic Corp. (a)	300	5,991
Rambus, Inc. (a)	100	13,274
Semtech Corp. (a)	1,800	291,330
Skyworks Solutions, Inc.	9,100	616,980
SolarEdge Technologies, Inc. (a)	3,700	216,228
Teradyne, Inc. (c)	4,060	1,964,390
Texas Instruments, Inc. (c)	700	208,649
Ultra Clean Holdings, Inc. (a)	2,800	399,252
Veeco Instruments, Inc. (a)	2,530	191,774
Wolfspeed, Inc. (a)	11,400	550,050

		72,134,899

Software & Services — 2.8%
8x8, Inc. (a)	10,600	18,126
A10 Networks, Inc.	4,000	149,440
ACI Worldwide, Inc. (a)	175,284	8,815,032
Adobe, Inc. (a),(c)	24,880	5,100,897
Akamai Technologies, Inc. (a)	15,500	1,832,255
Alarm.com Holdings, Inc. (a)	2,100	98,112

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Alkami Technology, Inc. (a)	628,661	$11,391,337
Amplitude, Inc., Class A (a)	1,700	13,005
Appian Corp., Class A (a)	800	18,320
Applied Digital Corp. (a)	62,800	2,342,440
AppLovin Corp., Class A (a),(c)	238	122,625
Arteris, Inc. (a)	200	9,718
Asana, Inc., Class A (a)	15,200	106,400
Atlassian Corp., Class A (a),(c)	22,100	1,719,159
Aurora Innovation, Inc. (a)	400	2,728
AvePoint, Inc. (a)	12,200	136,762
Blackbaud, Inc. (a)	2,100	62,202
BlackBerry Ltd. (a)	25,100	317,515
Box, Inc., Class A (a)	100	2,654
Cerence, Inc. (a)	7,400	83,768
Cipher Digital, Inc. (a)	62,100	1,521,450
Circle Internet Group, Inc. (a),(c)	16,438	1,029,512
CISO Global, Inc. (a)	8	2
Cloudflare, Inc., Class A (a)	43,500	10,669,680
Core Scientific, Inc. (a)	69,900	1,788,741
CoreWeave, Inc., Class A (a),(c)	40,100	3,991,554
Crowdstrike Holdings, Inc., Class A (a)	40	30,526
Datadog, Inc., Class A (a)	1,500	390,540
Digital Turbine, Inc. (a)	5,700	73,530
DigitalOcean Holdings, Inc. (a)	8,100	1,271,943
Docebo, Inc. (a)	200	3,580
Docusign, Inc. (a)	14,200	630,764
Dropbox, Inc., Class A (a)	20,800	571,376
DXC Technology Co. (a)	2,000	17,700
Dynatrace, Inc. (a)	400	17,564
eGain Corp. (a)	1,400	8,820
Elastic NV (a),(c)	4,500	256,590
Expensify, Inc., Class A (a)	5,100	9,129
Fair Isaac Corp. (a),(c)	24	28,675
Fastly, Inc., Class A (a)	34,400	631,584
Figma, Inc., Class A (a)	98,000	1,772,820
Fortinet, Inc. (a),(c)	2,500	384,050
Gartner, Inc. (a),(c)	10,740	1,392,119
Gitlab, Inc., Class A (a),(c)	3,900	119,067
Globant SA (a)	1,900	54,986
GoDaddy, Inc., Class A (a)	25,800	2,189,904
Grid Dynamics Holdings, Inc. (a)	400	2,272
Hackett Group, Inc. (The)	4,700	50,619
HubSpot, Inc. (a),(c)	11,160	2,036,812
Hut 8 Corp. (a)	2,000	230,890
I3 Verticals, Inc., Class A (a)	73,315	1,566,008
Intapp, Inc. (a)	400	10,084
InterDigital, Inc.	600	169,878
Intuit, Inc.	18,360	4,791,960
JFrog Ltd. (a)	100	9,088
Keel Infrastructure Corp. (a)	1,400	8,036
Klaviyo, Inc., Class A (a)	4,500	67,950
Kyndryl Holdings, Inc. (a)	9,400	106,314

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
MARA Holdings, Inc. (a)	7,589	$105,411
Microsoft Corp. (c)	16,790	6,263,006
Monday.com Ltd. (a)	10,600	767,334
N-able, Inc. (a)	3,000	11,010
Netskope, Inc., Class A (a)	500	5,470
Ooma, Inc. (a)	600	11,532
Oracle Corp. (c)	343	50,267
PagerDuty, Inc. (a)	1,200	11,580
Palantir Technologies, Inc., Class A (a),(c)	87,800	10,243,626
Palo Alto Networks, Inc. (a),(c)	90	30,692
PAR Technology Corp. (a)	300	5,226
Pegasystems, Inc.	500	14,985
Pivotal Software, Inc. (a),(d)	31,000	0
Q2 Holdings, Inc. (a)	5,100	245,310
Quantinuum, Inc., Class A (a)	74,225	6,067,151
Rapid7, Inc. (a)	14,500	117,450
Riot Platforms, Inc. (a)	17,199	470,909
Riskified Ltd., Class A (a)	100	504
Rubrik, Inc., Class A (a)	1,100	88,308
SailPoint, Inc. (a)	42,421	621,043
Silvaco Group, Inc. (a)	1,600	22,064
SoundThinking, Inc. (a)	200	1,810
Sprout Social, Inc., Class A (a)	11,900	89,845
Synopsys, Inc. (a)	39	17,397
Telos Corp. (a)	5,200	23,920
Terawulf, Inc. (a)	236,264	5,835,721
Thryv Holdings, Inc. (a)	500	1,970
Twilio, Inc., Class A (a),(c)	443	91,404
UiPath, Inc., Class A (a),(c)	58,300	633,721
Unity Software, Inc. (a)	49,600	1,417,568
Upland Software, Inc. (a)	470	2,195
Varonis Systems, Inc. (a)	8,400	352,464
Whitefiber, Inc. (a)	100	3,885
Workiva, Inc. (a)	1,700	82,467
Xperi, Inc. (a)	100	823

		103,956,680

Technology Hardware & Equipment — 2.3%
ADTRAN Holdings, Inc. (a)	15,299	212,656
Advanced Energy Industries, Inc.	20	7,457
Aeva Technologies, Inc. (a)	16,969	487,350
Amphenol Corp., Class A (c)	122,000	21,511,040
Apple, Inc. (c)	8,864	2,564,887
Arista Networks, Inc. (a),(c)	1,640	278,603
Arrow Electronics, Inc. (a)	400	85,364
Avnet, Inc.	2,100	186,522
Bel Fuse, Inc., Class B	3,394	1,130,338
Benchmark Electronics, Inc.	200	19,734
Calix, Inc. (a)	1,400	52,248
CDW Corp. (c)	200	28,128
Celestica, Inc. (a),(c)	347	126,586
Ciena Corp. (a),(c)	6	2,943

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc. (c)	1,656	$194,514
Comtech Telecommunications Corp. (a)	2,900	6,090
Corning, Inc. (c)	755	192,850
CPI Card Group, Inc. (a)	200	4,156
CTS Corp.	100	6,519
Dell Technologies, Inc., Class C (c)	13,600	5,867,856
Eastman Kodak Co. (a)	100	925
Everpure, Inc., Class A (a),(c)	2,700	212,733
Evolv Technologies Holdings, Inc. (a)	29,800	172,840
Extreme Networks, Inc. (a)	400	12,948
F5, Inc. (a),(c)	360	149,746
Frequency Electronics, Inc. (a)	200	13,270
Harmonic, Inc. (a)	4,600	75,118
Hewlett Packard Enterprise Co. (c)	36,200	1,632,982
HP, Inc. (c)	13,201	289,630
Immersion Corp.	200	1,354
Ingram Micro Holding Corp.	77,159	2,116,471
Insight Enterprises, Inc. (a)	200	24,360
Itron, Inc. (a)	100	8,653
Jabil, Inc. (c)	873	336,524
Knowles Corp. (a)	100	4,148
Lantronix, Inc. (a)	4,300	25,284
LightPath Technologies, Inc., Class A (a)	300	4,905
Lumentum Holdings, Inc. (a)	360	308,901
Methode Electronics, Inc., Class A	4,100	77,777
Motorola Solutions, Inc.	360	149,504
M-Tron Industries, Inc. (a)	100	9,915
Neonode, Inc. (a)	1,700	1,600
NetApp, Inc. (c)	2,000	309,520
NETGEAR, Inc. (a)	200	4,670
PC Connection, Inc.	400	29,196
Ralliant Corp.	300	22,089
Ribbon Communications, Inc. (a)	100	234
Rogers Corp. (a)	200	32,746
Sandisk Corp. (a)	5,360	12,187,193
Sanmina Corp. (a),(c)	576	145,774
Seagate Technology Holdings PLC (c)	1,153	1,112,645
Super Micro Computer, Inc. (a),(c)	141,040	4,136,703
Teledyne Technologies, Inc. (a)	32,500	21,674,250
Viavi Solutions, Inc. (a)	62,321	2,975,828
Vishay Intertechnology, Inc.	49,297	2,651,193
Vistance Networks, Inc. (a)	23,200	296,496
Western Digital Corp. (c)	829	529,499
Xerox Holdings Corp.	27,600	86,388

		84,789,853

Telecommunication Services — 1.1%
AT&T, Inc. (c)	4,144	85,781
Bandwidth, Inc., Class A (a)	3,200	202,560
IDT Corp., Class B	600	34,896
Lumen Technologies, Inc. (a)	1,900	14,592
Space Exploration Technologies Corp., Class A (a)	179,325	30,639,470

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
TELUS Corp.	4,800	$50,736
T-Mobile U.S., Inc. (c)	59,817	10,033,105

		41,061,140

Transportation — 0.2%
American Airlines Group, Inc. (a)	145,500	2,629,185
Canadian National Railway Co. (c)	2,800	333,872
Canadian Pacific Kansas City Ltd. (c)	250	21,662
CH Robinson Worldwide, Inc. (c)	991	186,645
Copa Holdings SA, Class A	200	31,114
CSX Corp. (c)	65	3,089
Frontier Group Holdings, Inc. (a)	17,900	141,589
Genco Shipping & Trading Ltd.	3,600	89,208
Grupo Aeromexico SAB de CV, ADR (a)	55,669	1,002,042
Heartland Express, Inc.	8,700	132,414
Hertz Global Holdings, Inc. (a)	9,700	21,971
Hub Group, Inc., Class A	200	8,758
JetBlue Airways Corp. (a)	81,800	468,714
Joby Aviation, Inc. (a)	127,264	1,135,195
Knight-Swift Transportation Holdings, Inc.	3,700	288,119
Marten Transport Ltd.	5,299	91,938
Norfolk Southern Corp. (c)	8	2,517
Pangaea Logistics Solutions Ltd.	2,600	16,900
Radiant Logistics, Inc. (a)	300	2,838
Seanergy Maritime Holdings Corp.	830	11,147
U-Haul Holding Co. (a)	1,700	111,248
United Airlines Holdings, Inc. (a),(c)	800	108,792
Universal Logistics Holdings, Inc.	300	4,440
XPO, Inc. (a)	800	164,232

		7,007,629

Utilities — 0.9%
American Electric Power Co., Inc.	67,876	9,286,116
Artesian Resources Corp., Class A	400	13,596
Avista Corp.	2,700	110,457
Black Hills Corp.	5,300	394,320
Constellation Energy Corp. (c)	24	5,961
Entergy Corp.	67,874	7,796,008
Fervo Energy Co., Class A (a)	259,788	7,593,603
H2O America	2,400	145,848
IDACORP, Inc.	7,500	1,134,750
MDU Resources Group, Inc.	600	12,726
MGE Energy, Inc.	21,611	1,762,161
National Fuel Gas Co. (c)	36,820	2,842,872
Northwest Natural Holding Co.	200	9,812
OGE Energy Corp.	12,726	619,247
Otter Tail Corp.	4,000	359,920
PG&E Corp.	40,899	687,921
Pinnacle West Capital Corp.	1,100	117,700
Portland General Electric Co.	16,000	829,280
Talen Energy Corp. (a),(c)	4,068	1,563,170
Unitil Corp.	600	31,614
Vistra Corp. (c)	24	3,807

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
XPLR Infrastructure LP (a)	17,400	$205,494

		35,526,383

Total North America		1,300,308,291

Oceania — 0.0%
Energy — 0.0%
Heidmar Maritime Holdings Corp. (a)	38	49
Imperial Petroleum, Inc. (a)	540	2,489

		2,538

Materials — 0.0%
Rio Tinto PLC, ADR	1,200	113,916

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Immutep Ltd., ADR (a)	400	167

Software & Services — 0.0%
IREN Ltd. (a)	9,800	448,154

Total Oceania		564,775

South America — 0.2%
Banks — 0.0%
AGI, Inc., Class A (a)	37,113	262,760
Grupo Cibest SA, ADR	200	15,886
Itau Unibanco Holding SA, ADR (c)	3,100	25,327

		303,973

Consumer Services — 0.0%
Afya Ltd., Class A	1,100	16,324

Diversified Financials — 0.1%
PicS NV (a)	55,669	591,761

Energy — 0.0%
Gran Tierra Energy, Inc. (a)	5,290	33,063
YPF SA, ADR (a)	600	27,282

		60,345

Food, Beverage & Tobacco — 0.0%
Adecoagro SA	4,300	41,065

Health Care Equipment & Services — 0.0%
Establishment Labs Holdings, Inc. (a)	2,799	240,182

Materials — 0.0%
Aris Mining Corp. (a)	3,700	55,167
ERO Copper Corp. (a)	4,200	112,350
Nexa Resources SA (a)	14,400	176,256
Vale SA, ADR	3,200	48,128

		391,901

Transportation — 0.1%
Azul SA, ADR (a),(c)	401,714	3,611,409
Azul SA, ADR (a),(c)	70,167	630,801

		4,242,210

Total South America		5,887,761

TOTAL COMMON STOCK (COST $1,311,946,452)		1,436,769,708

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.3%
North America — 0.3%
Media & Entertainment — 0.3%
Alphabet, Inc. (a),(c)	112,264	$5,713,115
Alphabet, Inc. (a),(c)	112,264	5,646,879

		11,359,994

Total North America		11,359,994

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $11,238,940)		11,359,994

PREFERRED STOCK — 0.1%
North America — 0.1%
Health Care Equipment & Services — 0.1%
ATI Physical Therapy, Inc. (a),(c),(d)	3,039	2,013,337

Total North America		2,013,337

TOTAL PREFERRED STOCK (COST $3,008,610)		2,013,337

	Principal Amount
ASSET-BACKED SECURITIES — 4.8%
Europe — 0.3%
Bain Capital Credit CLO Ltd., Series 2022-4A, Class ER, 3 mo. TSFR + 6.40%, 10.08%, 10/16/37 (c),(e),(f)	$1,300,000	1,224,971
GoldenTree Loan Management U.S. CLO 21 Ltd., Series 2024-21A, Class ER, 3 mo. TSFR + 5.25%, 8.89%, 10/20/39 (c),(e),(f)	1,000,000	1,000,000
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 7.02%, 07/21/37 (c),(e),(f)	2,000,000	2,009,008
Pikes Peak CLO 17 Ltd., Series 2024-17A, Class E, 3 mo. TSFR + 5.75%, 9.42%, 01/15/38 (c),(e),(f)	1,500,000	1,497,670
Pikes Peak CLO Ltd., Series 2023-14A, Class ER, 3 mo. TSFR + 6.00%, 9.68%, 07/20/38 (c),(e),(f)	1,000,000	993,213
Storm King Park CLO Ltd., Series 2022-1A, Class ER, 3 mo. TSFR + 6.15%, 9.82%, 10/15/37 (c),(e),(f)	1,687,000	1,524,204
Vibrant CLO XVI Ltd., Series 2023-16A, Class DR, 3 mo. TSFR + 7.06%, 10.73%, 07/15/36 (c),(e),(f)	1,000,000	979,547

Total Europe		9,228,613

North America — 4.5%
Abry Liquid Credit CLO Ltd.,
Series 2025-2A, Class D, 3 mo. TSFR + 3.15%, 6.83%, 01/15/39 (c),(e),(f)	1,500,000	1,515,000
Series 2025-1A, Class D, 3 mo. TSFR + 3.25%, 6.93%, 10/20/38 (c),(e),(f)	5,375,000	5,402,982
Series 2025-1X, Class D, 3 mo. TSFR + 3.25%, 6.93%, 10/20/38 (b),(c),(f)	625,000	628,254
Series 2026-4A, Class D2, 3 mo. TSFR + 4.30%, 8.07%, 07/20/39 (c),(e),(f)	1,500,000	1,500,000
Series 2025-1A, Class E, 3 mo. TSFR + 6.00%, 9.68%, 10/20/38 (c),(e),(f)	2,000,000	2,004,642
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + .43%, 4.08%, 12/25/36 (c),(f)	2,194,945	645,722
AIMCO CLO 16 Ltd., Series 2021-16AR, Class D2R2, 3 mo. TSFR + 4.00%, 0.00%, 07/17/39 (c),(e),(f),(g)	1,375,000	1,375,000
Ally Bank Auto Credit-Linked Notes,
Series 2025-B, Class F, 6.94%, 09/15/33 (c),(e)	531,749	531,988
Series 2026-A, Class F, 7.29%, 03/15/34 (c),(e)	231,802	232,321
Anchorage Capital CLO 26 Ltd.,
Series 2023-26A, Class D2R, 3 mo. TSFR + 4.75%, 8.43%, 03/19/38 (c),(e),(f)	500,000	501,418
Series 2023-26A, Class ER, 3 mo. TSFR + 6.25%, 9.93%, 03/19/38 (c),(e),(f)	500,000	495,527

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Anchorage Capital CLO 33 Ltd., Series 2025-33A, Class D2, 3 mo. TSFR + 4.50%, 8.18%, 10/20/38 (c),(e),(f)	$2,000,000	$2,007,790
Apidos CLO LIII Ltd., Series 2025-53A, Class E, 3 mo. TSFR + 6.43%, 10.11%, 07/20/38 (c),(e),(f)	1,125,000	1,139,014
Apidos CLO XXXV, Series 2021-35A, Class D2R, 3 mo. TSFR + 3.80%, 7.44%, 07/20/39 (c),(e),(f)	2,000,000	2,000,000
ARES LIV CLO Ltd., Series 2019-54A, Class ER2, 3 mo. TSFR + 6.00%, 9.67%, 07/15/38 (c),(e),(f)	1,000,000	993,229
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class D2R2, 3 mo. TSFR + 4.78%, 8.48%, 04/25/39 (c),(e),(f)	1,250,000	1,258,069
ARES LXXX CLO Ltd., Series 2026-80A, Class E, 3 mo. TSFR + 5.75%, 9.40%, 05/05/39 (c),(e),(f)	1,000,000	1,002,250
Atlantic Avenue Ltd., Series 2024-2A, Class D, 3 mo. TSFR + 4.75%, 8.43%, 04/20/37 (c),(e),(f)	2,500,000	2,498,550
Barings CLO Ltd.,
Series 2025-5A, Class E, 3 mo. TSFR + 5.00%, 8.67%, 10/15/38 (c),(e),(f)	2,000,000	1,998,600
Series 2023-3A, Class ER, 3 mo. TSFR + 5.00%, 8.67%, 10/15/38 (c),(e),(f)	1,000,000	986,896
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.06%, 03/25/37 (c),(f)	621,144	218,965
Birch Grove CLO 16 Ltd., Series 2026-16A, Class D2, 3 mo. TSFR + 4.65%, 8.31%, 04/23/39 (c),(e),(f)	1,375,000	1,381,515
Blue Owl BSL CLO Ltd., Series 2025-1A, Class D2, 3 mo. TSFR + 4.20%, 7.87%, 01/20/39 (c),(e),(f)	1,000,000	1,006,538
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 10.79%, 07/25/34 (c),(e),(f)	1,000,000	951,332
Broad River BSL Funding CLO Ltd.,
Series 2020-1AR, Class ER2, 3 mo. TSFR + 6.10%, 0.00%, 07/20/39 (c),(e),(f),(g)	1,000,000	1,000,000
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 7.04%, 07/20/34 (c),(e),(f)	1,400,000	1,397,550
Bryant Park Funding Ltd.,
Series 2023-21A, Class D2R, 3 mo. TSFR + 3.90%, 7.58%, 10/18/38 (c),(e),(f)	2,000,000	1,990,000
Series 2023-20A, Class ER, 3 mo. TSFR + 6.75%, 10.42%, 04/15/38 (c),(e),(f)	1,000,000	1,005,551
Carlyle U.S. CLO Ltd.,
Series 2026-3A, Class E, 3 mo. TSFR + 6.00%, 9.67%, 04/15/39 (c),(e),(f)	3,000,000	3,058,041
Series 2026-2A, Class E, 3 mo. TSFR + 6.04%, 9.70%, 04/20/39 (c),(e),(f)	1,000,000	1,023,683
CarMax Select Receivables Trust,
Series 2025-B, Class E, 6.89%, 09/15/32 (c),(e)	342,000	342,612
Series 2026-B, Class E, 7.36%, 06/15/33 (c),(e)	377,000	379,697
CBAMR Ltd., Series 2019-9A, Class ER, 3 mo. TSFR + 7.05%, 10.72%, 07/15/37 (c),(e),(f)	1,000,000	996,989
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (c),(h)	343,182	294,383
CIFC Funding Ltd., Series 2024-1AR, Class ER, 3 mo. TSFR + 5.85%, 0.00%, 04/18/37 (c),(e),(f),(g)	1,000,000	1,000,000
Consumer Portfolio Services Auto Trust,
Series 2025-A, Class E, 7.65%, 08/16/32 (c),(e)	1,671,000	1,719,521
Series 2025-B, Class E, 7.95%, 03/15/33 (c),(e)	2,080,000	2,168,912
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 2.15%, 10/15/52 (c),(e),(f),(i)	358,414	4
Series 2020-4, Class XB, 2.46%, 12/15/52 (c),(e),(f),(i)	652,103	34,477
Series 2021-1, Class XA, 2.80%, 04/15/53 (c),(e),(f),(i)	144,046	946
Series 2021-2, Class XA, 3.04%, 07/15/54 (c),(e),(f),(i)	320,331	5,417
Series 2020-1, Class E, 4.70%, 03/15/50 (c),(e),(f)	125,000	116,971
CPS Auto Receivables Trust, Series 2024-D, Class E, 7.13%, 06/15/32 (c),(e)	1,000,000	1,016,798
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 01/20/31 (c),(e)	166,788	174,635
CTM CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.00%, 6.68%, 10/20/38 (c),(e),(f)	3,000,000	3,019,692
Series 2025-1A, Class E, 3 mo. TSFR + 6.75%, 10.42%, 07/15/38 (c),(e),(f)	2,000,000	2,006,398

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
CWABS Asset-Backed Certificates Trust, Series 2005-10, Class MF2, 4.12%, 02/25/36 (c),(f)	$269,158	$293,031
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class D2, 3 mo. TSFR + 5.00%, 8.68%, 04/20/38 (c),(e),(f)	875,000	883,660
Elmwood CLO 17 Ltd., Series 2022-4AR, Class ER2, 3 mo. TSFR + 5.45%, 0.00%, 07/17/39 (c),(e),(f),(g)	1,000,000	1,000,000
Elmwood CLO 32 Ltd., Series 2024-8A, Class D2, 3 mo. TSFR + 4.20%, 7.88%, 10/18/37 (c),(e),(f)	400,000	400,206
Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 3 mo. TSFR + 6.50%, 10.18%, 03/31/38 (c),(e),(f)	2,400,000	2,431,836
Empower CLO Ltd., Series 2022-1A, Class ER, 3 mo. TSFR + 5.90%, 9.58%, 10/20/37 (c),(e),(f)	500,000	489,683
Exeter Automobile Receivables Trust,
Series 2026-1A, Class E, 6.69%, 08/15/33 (c),(e)	1,590,000	1,545,087
Series 2025-5A, Class E, 7.15%, 06/15/33 (c),(e)	2,482,000	2,476,244
Series 2024-5A, Class E, 7.22%, 05/17/32 (c),(e)	1,414,000	1,457,189
Series 2025-1A, Class E, 7.48%, 09/15/32 (c),(e)	1,974,000	2,046,081
Fig Six Trust,
Series 2026-PF1, Class E, 7.49%, 08/25/56 (c),(e),(f)	251,000	250,581
Series 2026-PF1, Class F, 8.20%, 08/25/56 (c),(e),(f)	254,000	249,405
FIGRE Trust,
Series 2026-HE1, Class E, 6.76%, 01/25/56 (c),(e),(f)	348,000	341,336
Series 2026-HE6, Class E, 7.11%, 06/25/56 (c),(e),(f)	251,000	250,816
Series 2026-HE4, Class E, 7.27%, 05/25/56 (c),(e),(f)	251,000	253,924
Series 2026-HE1, Class F, 7.90%, 01/25/56 (c),(e),(f)	250,000	246,118
Series 2026-HE6, Class F, 8.10%, 06/25/56 (c),(e),(f)	251,000	250,837
Series 2025-HE5, Class F, 8.17%, 08/25/55 (c),(e),(f)	415,000	421,002
Series 2026-HE4, Class F, 8.25%, 05/25/56 (c),(e),(f)	251,000	253,870
Series 2024-HE4, Class F, 8.48%, 09/25/54 (c),(e),(f)	251,000	255,647
Series 2025-HE1, Class F, 8.53%, 01/25/55 (c),(e),(f)	364,000	367,547
Series 2024-HE5, Class F, 8.63%, 10/25/54 (c),(e),(f)	251,000	254,209
Series 2025-HE2, Class F, 8.73%, 03/25/55 (c),(e),(f)	506,000	517,957
Flatiron CLO 32 Ltd., Series 2025-32A, Class D2, 3 mo. TSFR + 4.10%, 7.76%, 10/22/38 (c),(e),(f)	500,000	499,092
Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, 3 mo. TSFR + 5.50%, 9.17%, 07/15/38 (c),(e),(f)	1,000,000	990,224
Garnet CLO 2 Ltd., Series 2025-2A, Class E, 3 mo. TSFR + 5.25%, 8.93%, 10/20/38 (c),(e),(f)	1,000,000	993,105
GCM CLO Ltd.,
Series 2026-1A, Class D, 3 mo. TSFR + 2.95%, 6.65%, 07/20/39 (c),(e),(f)	1,600,000	1,608,000
Series 2026-1A, Class E, 3 mo. TSFR + 5.50%, 9.20%, 07/20/39 (c),(e),(f)	1,000,000	1,005,000
GLS Auto Receivables Issuer Trust,
Series 2026-1A, Class E, 6.51%, 03/15/33 (c),(e)	403,000	396,210
Series 2025-3A, Class E, 6.52%, 08/16/32 (c),(e)	1,400,000	1,386,342
Series 2025-4A, Class E, 7.17%, 12/15/32 (c),(e)	1,153,000	1,162,324
Series 2025-1A, Class E, 7.19%, 03/15/32 (c),(e)	1,045,000	1,070,465
Series 2024-3A, Class E, 7.25%, 06/16/31 (c),(e)	813,000	822,063
Series 2024-4A, Class E, 7.51%, 08/15/31 (c),(e)	1,666,000	1,707,149
Series 2025-2A, Class E, 7.73%, 06/15/32 (c),(e)	1,921,000	1,977,310
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (c),(e)	361,000	220,399
GoodLeap Sustainable Home Solutions Trust,
Series 2022-3CS, Class A, 4.95%, 07/20/49 (c),(e)	438,600	400,074
Series 2023-3C, Class A, 6.50%, 07/20/55 (c),(e)	760,216	749,618
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/59 (c),(e)	948,917	978,954
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 7.28%, 04/15/34 (c),(e),(f)	1,000,000	1,006,136

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage-Backed Securities Trust,
Series 2026-CES1, Class B1, 6.52%, 05/25/56 (c),(e),(f)	$251,000	$247,652
Series 2026-CES3, Class B1, 7.17%, 09/25/56 (c),(e),(f)	251,000	250,650
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.26%, 06/25/34 (c),(h)	294,866	260,861
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 4.32%, 05/25/36 (c),(f)	1,527,000	271,808
Series 2006-6, Class AF3, 5.73%, 03/25/36 (c),(f)	744,970	176,597
GSAA Trust, Series 2005-7, Class M1, 5.36%, 05/25/35 (c),(h)	325,819	268,429
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 10.65%, 04/20/34 (c),(e),(f)	1,500,000	1,402,224
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 10.87%, 01/30/35 (c),(e),(f)	1,000,000	894,610
HalseyPoint CLO II Ltd., Series 2020-2A, Class ER, 3 mo. TSFR + 7.50%, 11.18%, 07/20/37 (c),(e),(f)	1,500,000	1,364,572
Harvest U.S. CLO Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.35%, 9.03%, 04/18/38 (c),(e),(f)	1,000,000	982,156
HPS Loan Management Ltd., Series 2025-25A, Class D2, 3 mo. TSFR + 4.85%, 8.52%, 07/26/38 (c),(e),(f)	500,000	503,188
ICG U.S. CLO Ltd., Series 2025-2A, Class D2, 3 mo. TSFR + 4.00%, 7.68%, 01/18/39 (c),(e),(f)	1,000,000	995,597
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2, 1 mo. TSFR + .59%, 3.94%, 07/25/36 (c),(f)	440,141	444,064
KKR CLO 38 Ltd., Series 38A, Class D2R, 3 mo. TSFR + 4.86%, 8.53%, 01/15/38 (c),(e),(f)	2,750,000	2,755,181
KKR CLO 58 Ltd.,
Series 2025-58A, Class D2, 3 mo. TSFR + 4.05%, 7.72%, 10/15/38 (c),(e),(f)	1,000,000	1,001,388
Series 2025-58A, Class E, 3 mo. TSFR + 5.30%, 8.97%, 10/15/38 (c),(e),(f)	1,500,000	1,508,128
KKR CLO 63 Ltd.,
Series 2026-63A, Class D2, 3 mo. TSFR + 4.85%, 8.53%, 04/20/39 (c),(e),(f)	4,250,000	4,296,516
Series 2026-63A, Class E, 3 mo. TSFR + 6.84%, 10.52%, 04/20/39 (c),(e),(f)	1,250,000	1,279,001
Lake George Park CLO Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 4.60%, 8.27%, 04/15/38 (c),(e),(f)	500,000	490,596
Magnetite XLIII Ltd., Series 2025-43A, Class E, 3 mo. TSFR + 6.50%, 10.17%, 07/15/38 (c),(e),(f)	680,000	686,297
Magnetite XLVIII Ltd., Series 2025-48A, Class E, 3 mo. TSFR + 4.85%, 8.52%, 10/15/38 (c),(e),(f)	750,000	748,081
Menlo CLO I Ltd., Series 2024-1X, Class E, 3 mo. TSFR + 6.25%, 9.93%, 01/20/38 (b),(c),(f)	500,000	505,142
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 7.26%, 10/25/37 (c),(f)	708,489	557,929
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 4.00%, 10/25/37 (c),(f)	1,433,950	207,318
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 4.12%, 10/25/37 (c),(f)	2,088,794	299,226
MidOcean Credit CLO XXI, Series 2025-21A, Class E, 3 mo. TSFR + 5.00%, 8.68%, 10/20/38 (c),(e),(f)	1,000,000	993,072
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 1 mo. TSFR + ..26%, 3.91%, 11/25/36 (c),(f)	749,500	231,207
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (c),(h)	808,585	201,157
New Mountain CLO 4 Ltd., Series CLO-4A, Class ER, 3 mo. TSFR + 6.91%, 10.59%, 03/20/38 (c),(e),(f)	2,000,000	2,009,460
Oaktree CLO Ltd., Series 2025-32A, Class E, 3 mo. TSFR + 5.35%, 9.02%, 07/15/38 (c),(e),(f)	1,000,000	999,195
Oportun Funding Trust, Series 2025-1, Class D, 8.27%, 08/16/32 (c),(e)	661,000	661,533
Pagaya AI Debt Trust, Series 2022-2, Class C, 7.50%, 01/15/30 (c),(e)	1,189,098	1,192,519
Palmer Square CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.10%, 6.78%, 07/20/38 (c),(e),(f)	1,000,000	1,007,708
Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 7.58%, 04/16/37 (c),(e),(f)	1,000,000	974,014
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 4.74%, 05/25/35 (c),(f)	488,000	331,409

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Pikes Peak CLO 18, Series 2025-18A, Class E, 3 mo. TSFR + 5.75%, 9.43%, 04/20/38 (c),(e),(f)	$1,000,000	$1,001,977
Pikes Peak CLO 8, Series 2021-8A, Class ER, 3 mo. TSFR + 5.75%, 9.43%, 01/20/38 (c),(e),(f)	1,000,000	965,103
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 10.55%, 04/17/34 (c),(e),(f)	500,000	351,036
RAD CLO 9 Ltd., Series 2020-9A, Class ER, 3 mo. TSFR + 5.75%, 9.42%, 01/15/38 (c),(e),(f)	1,000,000	951,202
RASC Trust, Series 2003-KS4, Class MI2, 5.01%, 06/25/33 (c),(h)	301,642	251,409
Residential Asset Securities Corporation Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + ..64%, 4.56%, 02/25/36 (c),(f)	337,000	273,523
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 10.18%, 07/25/31 (c),(e),(f)	2,250,000	2,083,885
RR 32 Ltd., Series 2024-32RA, Class DR, 3 mo. TSFR + 6.10%, 9.77%, 10/15/39 (c),(e),(f)	1,000,000	999,177
RR 34 Ltd., Series 2024-34RA, Class DR, 3 mo. TSFR + 5.50%, 9.17%, 10/15/39 (c),(e),(f)	2,000,000	1,994,942
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (c),(e),(f)	629,936	649,120
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class F, 8.16%, 07/17/34 (c),(e)	750,000	751,951
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class B1, 6.35%, 01/25/56 (c),(e),(f)	1,100,000	1,078,991
Saxon Asset Securities Trust,
Series 2004-2, Class MF3, 2.74%, 08/25/35 (c),(h)	333,674	277,964
Series 2004-2, Class MF4, 2.74%, 08/25/35 (c),(h)	363,971	277,533
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D2R, 3 mo. TSFR + 3.95%, 7.63%, 07/17/38 (c),(e),(f)	1,050,000	1,048,109
Sona U.S. CLO 1 Ltd., Series 2026-1A, Class E, 3 mo. TSFR + 6.75%, 10.39%, 04/25/39 (c),(e),(f)	1,000,000	1,0 05,000
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 10.40%, 07/15/34 (c),(e),(f)	2,400,000	1,732,152
Structured Asset Investment Loan Trust, Series 2005-HE3, Class M3, 1 mo. TSFR + .91%, 4.56%, 09/25/35 (c),(f)	667,462	531,923
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 07/20/48 (c),(e)	307,880	235,833
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 06/20/47 (c),(e)	286,031	246,816
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.30%, 02/20/51 (c),(e)	934,227	814,174
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (c),(e)	1,077,235	543,946
Symphony CLO 40 Ltd., Series 2023-40A, Class D2R, 3 mo. TSFR + 4.00%, 7.67%, 01/05/38 (c),(e),(f)	2,700,000	2,695,159
Symphony CLO 53 Ltd., Series 2026-53X, Class E, 3 mo. TSFR + 6.25%, 9.92%, 04/20/39 (b),(c),(f)	1,250,000	1,271,775
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (c),(e)	364,000	368,088
Tikehau U.S. CLO VII Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 5.50%, 9.17%, 02/25/38 (c),(e),(f)	1,000,000	993,245
Trestles CLO IV Ltd., Series 2021-4A, Class DR3, 3 mo. TSFR + 3.90%, 7.56%, 10/30/38 (c),(e),(f)	1,000,000	1,001,386
Trestles CLO IX Ltd., Series 2025-9A, Class D2, 3 mo. TSFR + 3.65%, 7.32%, 01/15/39 (c),(e),(f)	2,000,000	1,983,552
Trestles CLO V Ltd., Series 2021-5A, Class D, 3 mo. TSFR + 3.36%, 7.04%, 10/20/34 (c),(e),(f)	1,500,000	1,497,375
Trestles CLO VIII Ltd., Series 2025-8A, Class D2R, 3 mo. TSFR + 4.10%, 7.80%, 07/20/39 (c),(e),(f)	2,000,000	2,002,990
Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 04/15/31 (c),(e)	498,000	62,809
Trimaran CAVU Ltd.,
Series 2026-1A, Class D2, 3 mo. TSFR + 4.00%, 7.74%, 07/22/39 (c),(e),(f)	1,500,000	1,507,500
Series 2026-1A, Class D3, 3 mo. TSFR + 4.90%, 8.64%, 07/22/39 (c),(e),(f)	1,500,000	1,507,500
Trinitas CLO XXVI Ltd., Series 2023-26A, Class DR, 3 mo. TSFR + 3.70%, 7.38%, 07/20/38 (c),(e),(f)	1,000,000	1,002,261
Trinitas CLO XXX Ltd.,
Series 2024-30A, Class D1A, 3 mo. TSFR + 3.50%, 7.17%, 10/23/37 (c),(e),(f)	3,000,000	3,017,340
Series 2024-30A, Class E, 3 mo. TSFR + 6.90%, 10.57%, 10/23/37 (c),(e),(f)	1,750,000	1,751,832
Trinitas CLO XXXIII Ltd., Series 2025-33A, Class E, 3 mo. TSFR + 5.95%, 9.61%, 07/22/38 (c),(e),(f)	1,000,000	1,002,707
Upgrade Master Pass-Thru Trust, Series 2026-ST2, Class E, 7.74%, 06/15/34 (c),(e)	250,000	251,166

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Upstart Securitization Trust,
Series 2026-3, Class D, 7.20%, 07/20/36 (c),(e)	$2,500,000	$2,499,520
Series 2026-2, Class D, 7.35%, 05/20/36 (c),(e)	1,097,000	1,107,796
Series 2025-2, Class D, 8.00%, 06/20/35 (c),(e)	1,187,000	1,212,390
Voya CLO Ltd.,
Series 2024-4A, Class D2, 3 mo. TSFR + 4.45%, 8.13%, 07/20/37 (c),(e),(f)	875,000	875,898
Series 2026-1A, Class E, 3 mo. TSFR + 5.87%, 9.54%, 04/15/39 (c),(e),(f)	600,000	612,000
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + ..79%, 4.44%, 05/25/36 (c),(f)	3,153,581	3,293,067

Total North America		169,518,217

TOTAL ASSET-BACKED SECURITIES (COST $183,374,332)		178,746,830

CONVERTIBLE BONDS — 0.2%
Asia — 0.0%
Internet — 0.0%
Alibaba Group Holding Ltd., 0.50%, 06/01/31 (c)	200,000	235,900

Total Asia		235,900

Europe — 0.1%
Software — 0.1%
Nebius Group NV,
1.00%, 09/15/30 (c),(e)	500,000	1,073,911
1.25%, 03/15/31 (c),(e)	400,000	695,245
2.75%, 09/15/32 (c),(e)	100,000	213,567

Total Europe		1,982,723

North America — 0.1%
Biotechnology — 0.0%
NeoGenomics, Inc., 0.75%, 07/01/32 (e)	105,000	129,573
PTC Therapeutics, Inc., 0.00%, 06/15/31 (e),(g)	210,000	220,773

		350,346

Healthcare-Products — 0.0%
Adaptive Biotechnologies Corp., 0.00%, 07/01/31 (e),(g)	53,000	61,559

		61,559

Healthcare-Services — 0.0%
ATI Physical Therapy 6th Amendment Note, 0.00%, 01/01/30 (c),(d),(g)	187,463	187,463
ATI Physical Therapy, Inc.,
0.00%, 01/01/30 (c),(d),(g)	150,506	150,506
8.00%, 08/24/28 (c),(d)	58,558	58,558

		396,527

Internet — 0.0%
Robinhood Markets, Inc., 0.00%, 10/01/29 (e),(g)	526,000	526,301

		526,301

Software — 0.1%
CoreWeave, Inc., 1.75%, 10/01/32 (c),(e)	800,000	880,640
Strategy, Inc., 0.00%, 12/01/29 (c),(g)	1,000,000	861,800

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount		Value
0.00%, 03/01/30 (c),(g)	$1,000,000		$883,600
0.63%, 09/15/28 (c)	600,000		612,060

			3,238,100

Total North America			4,572,833

TOTAL CONVERTIBLE BONDS (COST $6,717,639)			6,791,456

BANK DEBT — 4.0%
Europe — 0.1%
Packaging & Containers — 0.1%
Klockner-Pentaplast of America, Inc.,
2026 EUR Term Loan, 3 mo. USD Term SOFR + 8.00%, 7.00%, 01/30/31 (c),(f),(j)	1,258,137	EUR	1,353,450
2026 USD Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.66%, 01/30/31 (c),(f),(j)	$3,509,974		3,310,643

			4,664,093

Total Europe			4,664,093

North America — 3.8%
Chemicals — 0.2%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.74%, 12/29/27 (c),(f)	5,879,771		3,786,161
TPC Group, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.42%, 12/16/31 (c),(f)	2,875,025		2,780,235

			6,566,396

Commercial Services — 0.1%
Brock Holdings III, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 6.00%, 9.73%, 05/02/30 (c),(d),(f)	1,647,766		1,482,989
FTAI Infrastructure, Inc., 2026 2nd Amendment Incremental Term Loan, 9.75%, 02/01/28 (c),(d)	564,463		547,529

			2,030,518

Computers — 0.0%
Atlas CC Acquisition Corp.,
2025 Second Out Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.43%, 05/25/29 (c),(f),(j)	7,839,696		535,687
2025 Second Out Term Loan C, 3 mo. USD Term SOFR + 3.25%, 7.18%, 05/25/29 (c),(f),(j)	1,142,665		78,078

			613,765

Construction Materials — 0.1%
CP Atlas Buyer, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.89%, 07/08/30 (c),(f),(j)	2,850,126		2,497,024

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 6 mo. USD Term SOFR + 6.88%, 10.50%, 05/02/28 (c),(f)	8,451,890		8,309,983

Diversified Financial Services — 0.2%
Curo Group Holdings Corp.,
2024 PIK 1st Out Term Loan, 3 mo. USD Term SOFR + 10.00%, 13.67%, 07/19/28 (c),(f)	1,484,675		1,502,313
2024 PIK 2nd Out Term Loan, 13.00%, 07/19/28 (c)	7,145,684		6,935,815

			8,438,128

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.16%, 08/01/30 (c),(f),(j)	4,865,697		3,794,222

Food — 0.1%
H-Food Holdings LLC, 2025 Exit Term Loan, 3 mo. USD Term SOFR + 6.50%, 10.23%, 03/29/30 (c),(f)	1,788,850		1,797,150

Food Service — 0.0%
TKC Holdings, Inc., 2026 Term Loan, 1 mo. USD Term SOFR + 4.50%, 8.14%, 08/19/30 (c),(f)	1,391,121		1,384,165

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 8.98%, 12/14/29 (c),(f),(j)	$2,913,737	$2,612,660
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.39%, 01/15/31 (c),(f)	305,814	306,197

		2,918,857

Healthcare-Services — 0.5%
Accelerated Health Systems LLC, 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.06%, 02/15/29 (c),(f),(j)	3,272,969	1,445,572
ATI Holdings Acquisition, Inc., 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (c),(d)	950,035	950,036
MPH Acquisition Holdings LLC, 2025 Second Out Term Loan, 3 mo. USD Term SOFR + 4.60%, 8.26%, 12/31/30 (c),(f)	4,793,131	4,197,968
New Millennium HoldCo, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.14%, 05/14/28 (c),(d),(f)	808,481	811,513
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 8.76%, 06/28/28 (c),(f)	5,765,156	5,653,773
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 12.01%, 01/12/29 (c),(f)	3,321,104	2,822,938
Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.26%, 01/15/28 (c),(f)	3,399,730	3,280,739

		19,162,539

Home Furnishings — 0.1%
TGP Holdings III LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.99%, 06/29/28 (c),(f)	3,058,434	2,876,641

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.73%, 07/08/31 (c),(f),(j)	7,538,870	5,184,556

Housewares — 0.1%
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, 1 mo. USD Term SOFR + 4.00%, 7.76%, 10/06/28 (c),(f)	8,742,239	4,586,528

Insurance — 0.0%
Asurion LLC, 2021 Second Lien Term Loan B4, 3 mo. USD Term SOFR + 5.25%, 9.18%, 01/20/29 (c),(f)	1,157,433	1,142,386

Internet — 0.1%
Hoya Midco LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.91%, 02/05/29 (c),(f)	1,323,142	560,444
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 7.89%, 05/03/28 (c),(f)	984,757	956,031

		1,516,475

Investment Company Security — 0.4%
FTAI Infrastructure, Inc., 2026 Fixed Term Loan, 9.75%, 02/01/28 (c),(d)	12,319,397	12,319,397
Solaris U.S. Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 5.25%, 8.92%, 11/29/30 (c),(f)	3,842,758	3,787,538

		16,106,935

Leisure Time — 0.0%
Bulldog Purchaser, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.91%, 02/04/33 (c),(f)	997,500	997,919

Machinery-Diversified — 0.3%
Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 9.99%, 05/21/29 (c),(d),(f)	9,045,028	9,039,420

Media — 0.2%
CSC Holdings LLC, 2025 Fixed Term Loan B8, 9.00%, 11/25/28 (c),(d)	8,195,592	8,175,103

Metal Fabricate/Hardware — 0.1%
Form Technologies LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 5.75%, 9.42%, 07/19/30 (c),(f)	2,953,994	2,826,617

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount		Value
Mining — 0.0%
American Rock Salt Co. LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.99%, 06/09/28 (c),(f)	48,622		$44,295

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.89%, 10/08/30 (c),(f)	1,243,548		1,204,489
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.83%, 10/01/27 (c),(f)	97,250		95,710

			1,300,199

REITS — 0.0%
TPG RE Finance Trust, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 05/16/33 (c),(d),(f)	1,000,000		998,750

Software — 0.7%
Bending Spoons U.S., Inc.,
2026 USD Term Loan B, 1 mo. USD Term SOFR + 5.88%, 9.49%, 03/07/31 (c),(d),(f)	180,692		177,530
USD Term Loan B, 1 mo. USD Term SOFR + 5.88%, 9.49%, 03/07/31 (c),(f),(j)	4,930,430		4,836,752
Castle U.S. Holding Corp.,
2025 EUR FLSO Term Loan B1, 3 mo. EURIBOR + 4.25%, 6.48%, 05/31/30 (c),(f)	2,921,080	EUR	1,451,867
2025 New Money FLFO Term Loan, 3 mo. USD Term SOFR + 5.00%, 8.73%, 04/29/30 (c),(f)	$1,925,540		1,924,731
2025 USD FLSO Term Loan B1, 1 mo. USD Term SOFR + 4.25%, 8.01%, 05/31/30 (c),(f)	7,604,949		3,628,169
2025 USD FLSO Term Loan B2, 3 mo. USD Term SOFR + 4.50%, 8.43%, 05/31/30 (c),(f)	147,178		68,276
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.93%, 02/10/28 (c),(f)	7,712,413		7,470,012
Symplr Software, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.26%, 12/22/27 (c),(f)	7,855,835		5,137,716

			24,695,053

Telecommunications — 0.1%
Global Tel*Link Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 7.50%, 11.14%, 08/06/29 (c),(f)	5,182,102		5,233,923

Total North America			142,237,547

Oceania — 0.1%
Diversified Financial Services — 0.1%
HB Acquisitions LLC, 2024 AUD Term Loan A, 3 mo. BBSY + 6.50%, 11.04%, 08/07/29 (c),(d),(f)	3,574,470	AUD	2,450,037

Total Oceania			2,450,037

TOTAL BANK DEBT (COST $164,612,967)			149,351,677

CORPORATE BONDS & NOTES — 6.0%
Asia — 0.6%
Diversified Financial Services — 0.0%
Muthoot Finance Ltd., 5.75%, 08/04/30 (b),(c)	$1,559,000		1,524,436

Electric — 0.1%
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (b),(c)	1,746,489		1,770,540

Lodging — 0.2%
Fortune Star BVI Ltd., 5.88%, 11/20/30 (b),(c)	2,080,000	EUR	2,332,652
GOHL Capital Holdings Ltd.,
7.63% (b),(c),(f),(k)	$2,200,000		2,125,691
8.30% (b),(c),(f),(k)	3,300,000		3,171,620

			7,629,963

Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(c),(l)	3,607,000		18,035

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount		Value
Transportation — 0.3%
Kazakhstan Temir Zholy National Co. JSC,
4.88%, 04/29/31 (b),(c)	$1,190,000		$1,164,902
5.25%, 04/29/36 (b),(c)	1,650,000		1,600,717
MTR Corp. Ltd.,
3.63%, 06/10/38 (b),(c)	3,085,000	EUR	3,487,450
4.13%, 06/10/46 (b),(c)	4,274,000	EUR	4,818,169

			11,071,238

Total Asia			22,014,212

Europe — 0.8%
Agriculture — 0.1%
MHP Lux SA,
6.25%, 09/19/29 (c),(e)	$689,000		641,007
10.50%, 07/28/29 (b),(c)	450,000		468,774
GBP Term Loan B2, 6.25%, 09/19/29 (b),(c)	3,632,000		3,379,009

			4,488,790

Commercial Services — 0.0%
Movida Europe SA, 9.70%, 10/11/33 (b),(c)	1,450,000		1,384,750

Entertainment — 0.0%
CPUK Finance Ltd., 6.88%, 08/28/32 (b),(c)	1,000,000	GBP	1,338,403

Pipelines — 0.1%
Green Palm Bidco SARL, 5.96%, 06/30/41 (b),(c)	$4,534,000		4,581,977

Retail — 0.4%
Stonegate Pub Co. Financing 2019 PLC, 10.75%, 07/31/29 (c),(e)	9,899,000	GBP	13,405,936
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29 (b),(c)	200,000	GBP	270,854

			13,676,790

Water — 0.2%
Thames Water Super Senior Issuer PLC,
9.75%, 10/10/27 (c),(e)	795,631	GBP	1,118,302
9.75%, 10/10/27 (c),(e)	184,357	GBP	260,110
Thames Water Utilities Finance PLC,
1.25%, 01/31/34 (b),(c)	1,186,000	EUR	762,815
2.38%, 04/22/42 (b),(c)	495,000	GBP	360,398
2.63%, 01/24/34 (b),(c)	1,188,000	GBP	885,302
4.00%, 04/18/29 (b),(c)	545,000	EUR	356,493
5.13%, 09/28/39 (b),(c)	295,000	GBP	226,145
5.50%, 02/11/43 (b),(c)	200,000	GBP	154,319
6.75%, 11/16/30 (c)	1,380,000	GBP	1,085,029
7.13%, 04/30/33 (b),(c)	612,000	GBP	483,434
7.75%, 04/30/46 (b),(c)	200,000	GBP	157,201
8.25%, 04/25/42 (b),(c)	200,000	GBP	160,778
Thames Water Utilities Ltd., 0.00%, 03/22/27 (c),(e),(g)	45,204	GBP	53,912

			6,064,238

Total Europe			31,534,948

Middle East — 1.1%
Commercial Banks — 0.2%
Emirates NBD Bank PJSC, 5.13%, 06/29/31 (b),(c)	$5,185,000		5,179,815

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Turkiye Is Bankasi AS, 7.58%, 02/05/37 (b),(c),(f)	$3,118,000	$3,060,253

		8,240,068

Electric — 0.1%
ADM Elektrik Dagitim AS, 9.50%, 02/05/31 (b),(c)	2,339,000	2,245,970

Oil & Gas — 0.8%
QatarEnergy, 4.63%, 06/23/29 (b),(c)	25,925,000	25,753,593
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31 (b),(c)	6,000,000	5,823,633

		31,577,226

Total Middle East		42,063,264

North America — 2.4%
Chemicals — 0.2%
Braskem Idesa SAPI,
6.99%, 02/20/32 (b),(c),(l)	1,226,000	772,380
7.45%, 11/15/29 (b),(c),(l)	4,037,000	2,579,522
WR Grace Holdings LLC, 5.63%, 08/15/29 (c),(e)	3,578,000	3,362,932

		6,714,834

Construction Materials — 0.1%
CP Atlas Buyer, Inc.,
9.75%, 07/15/30 (c),(e)	1,355,000	1,301,034
PIK, 12.75%, 01/15/31 (c),(e)	2,241,718	1,721,989

		3,023,023

Diversified Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/49 (c),(d),(l)	436,000	10,900

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (c),(e)	3,077,000	2,507,444

Food Service — 0.2%
TKC Holdings, Inc.,
8.50%, 08/15/30 (c),(e)	2,795,000	2,876,343
12.00%, 02/15/31 (c),(e)	3,771,000	3,974,170

		6,850,513

Healthcare-Services — 0.5%
Akumin, Inc., 9.75%, 08/31/31 (c),(e)	8,865,473	8,466,128
MPH Acquisition Holdings LLC,
5.75%, 12/31/30 (c),(e)	3,390,569	2,828,070
PIK, 11.50%, 12/31/30 (c),(e)	1,259,266	1,246,673
Radiology Partners, Inc., PIK, 9.78%, 02/15/30 (c),(e)	3,022,617	2,999,947
Team Health Holdings, Inc., PIK, 13.50%, 06/30/28 (c),(e)	1,650,778	1,688,003
U.S. Renal Care, Inc., 10.63%, 06/28/28 (c),(e)	1,647,250	1,498,998

		18,727,819

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31 (c),(e)	4,282,000	2,969,353
10.75%, 06/30/32 (c),(e)	3,976,000	1,279,741

		4,249,094

Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29 (c),(e)	3,107,589	403,986

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Insurance — 0.0%
Nature Coast Re Ltd.,
11.79%, 02/26/30 (c),(e),(f)	$250,000	$251,700
13.27%, 04/10/33 (c),(e),(f)	250,000	259,225

		510,925

Oil & Gas — 0.4%
Calumet Specialty Products Partners LP, 9.75%, 07/15/28 (e)	1,154,000	1,183,139
Petroleos Mexicanos,
6.75%, 09/21/47 (c)	7,546,000	6,459,074
6.95%, 01/28/60 (c)	3,240,000	2,725,034
7.69%, 01/23/50 (c)	5,981,000	5,578,533

		15,945,780

Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co.,
9.25%, 04/15/27 (c),(e)	1,042,000	1,021,160
9.25%, 04/15/30 (c),(e)	2,026,000	1,993,183

		3,014,343

Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 04/15/32 (c),(e)	5,473,000	5,543,251

Pipelines — 0.2%
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (c),(e)	8,785,000	8,851,169
Venture Global LNG, Inc.,
6.38%, 12/15/34 (c),(e)	58,000	57,000
6.63%, 06/15/36 (c),(e)	87,000	85,754

		8,993,923

REITS — 0.0%
Rithm Capital Corp., 8.50%, 06/01/31 (c),(e)	676,000	677,589

Retail — 0.1%
GPS Hospitality Operating Co. LLC,
9.50%, 05/28/30 (c),(d),(e)	1,344,617	1,311,002
11.00%, 03/05/31 (c),(d),(e)	1,796,847	1,662,083
Guitar Center Holdings, Inc., 0.00%, 12/13/30 (c),(d),(g)	6,509,876	1,790,216

		4,763,301

Software — 0.1%
CoreWeave, Inc.,
9.00%, 02/01/31 (c),(e)	2,450,000	2,421,125
9.25%, 06/01/30 (c),(e)	1,268,000	1,276,236

		3,697,361

Telecommunications — 0.1%
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31 (c),(e)	272,000	268,079
Total Play Telecomunicaciones SA de CV,
11.13%, 12/31/32 (e)	1,290,500	1,249,849
11.13%, 12/31/32 (b),(c)	1,327,800	1,285,974
Yondr JK 1 LLC, 6.88%, 06/30/31 (c),(e)	500,000	501,256

		3,305,158

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount		Value
Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30 (c),(e)	$3,086,000		$246,880

Total North America			89,186,124

South America — 1.1%
Airlines — 0.0%
Azul Secured Finance LLP, 9.88%, 02/15/31 (c),(e)	503,000		481,742

Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b),(c)	3,905,000		2,403,528

Electric — 0.0%
Generacion Mediterranea SA,
7.50%, 12/31/34 (e)	796,499		653,129
7.50%, 12/31/34 (b),(c)	1,366,398		1,120,446
PIK, 4.00%, 06/30/36 (e)	109,668		13,709
PIK, 4.00%, 06/30/36 (b),(c)	188,136		23,517

			1,810,801

Healthcare-Services — 0.0%
Rede D’Or Finance SARL, 6.55%, 04/28/36 (b),(c)	1,650,000		1,599,015

Iron/Steel — 0.3%
Samarco Mineracao SA, PIK, 9.50%, 06/30/31 (c),(e)	10,134,541		10,187,910

Oil & Gas — 0.6%
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(c)	11,931,000		10,149,941
5.63%, 06/19/47 (b),(c)	10,058,000		7,189,760
Raizen Fuels Finance SA,
5.70%, 01/17/35 (b),(c)	920,000		508,300
6.25%, 07/08/32 (b),(c)	3,800,000		2,080,500
6.70%, 02/25/37 (b),(c)	750,000		414,375
6.95%, 03/05/54 (b),(c)	3,557,000		1,925,226

			22,268,102

Telecommunications — 0.1%
Telecom Argentina SA, 9.50%, 07/18/31 (b),(c)	3,006,000		3,264,215

Total South America			42,015,313

Supranational — 0.0%
Multi-National — 0.0%
International Bank for Reconstruction & Development, 14.85%, 07/24/28 (c),(e),(f)	250,000		254,350

Total Supranational			254,350

TOTAL CORPORATE BONDS & NOTES (COST $234,280,540)			227,068,211

SOVEREIGN DEBT — 3.0%
Argent Securities Trust, 0.00%, 12/15/35 (c),(f),(g)	6,765,000	EUR	943,208
Argentina Republic Government International Bonds, 0.75%, 07/09/30 (c),(h)	$15,327,000		13,564,395
Bahrain Government International Bonds, 6.75%, 09/20/29 (b),(c)	2,970,000		2,961,242
El Salvador Government International Bonds, 4.00%, 04/17/30 (b),(c),(h)	4,700,000		176,250
Indonesia Government International Bonds,
4.75%, 02/11/29 (c)	7,254,000		7,287,155
4.97%, 03/04/46 (c)	3,525,000	EUR	3,930,029
Iraq International Bonds, 5.80%, 01/15/28 (b),(c)	$2,410,000		2,390,484

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount		Value
Ivory Coast Government International Bonds,
4.88%, 01/30/32(b),(c)	5,634,000	EUR	6,346,996
5.88%, 10/17/31(b),(c)	2,780,000	EUR	3,268,390
6.38%, 03/03/28 (b),(c)	$8,192,761		$8,293,046
Lebanon Government International Bonds,
6.38%, 03/09/24 (b),(c),(l)	31,010,000		7,614,505
8.25%, 04/19/30 (b),(c),(l)	18,118,000		4,810,329
Provincia de Buenos Aires Government International Bonds, 6.63%, 09/01/37 (b),(c),(h)	2,150,569		1,775,252
Saudi Government International Bonds, 5.88%, 01/12/56 (b),(c)	20,287,000		19,730,915
Sri Lanka Government International Bonds, 4.00%, 04/15/28 (b),(c)	6,179,935		5,968,042
Turkiye Ihracat Kredi Bankasi AS, 6.13%, 05/02/29 (b),(c)	3,604,000		3,569,567
Ukraine Government International Bonds,
0.00%, 02/01/30 (b),(c),(g),(h)	8,700,000		6,219,706
4.00%, 02/01/32 (b),(c),(h)	8,700,000		7,188,145
4.50%, 02/01/29 - 02/01/34 (b),(c),(h)	7,762,430		5,884,176

TOTAL SOVEREIGN DEBT (COST $105,082,147)			111,921,832

MORTGAGE-BACKED SECURITIES — 49.2%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 5.53%, 11/25/33 (c),(f)	168,679		160,872

Commercial Mortgage-Backed Securities — 0.1%
Taurus EU DAC, Series 2025-EU1A, Class E, 3 mo. EURIBOR + 3.50%, 5.74%, 02/17/35 (c),(e),(f)	999,933	EUR	1,128,385
Taurus NL DAC, Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.50%, 4.73%, 02/20/30 (b),(c),(f)	439,261	EUR	472,019
Taurus UK DAC, Series UK3A, Class E, 3 mo. SONIO+ 3.80%, 7.54%, 07/20/35 (c),(e),(f)	142,000	GBP	189,397

			1,789,801

Total Europe			1,950,673

North America — 49.1%
Collateralized Mortgage Obligation (Residential) — 1.5%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (c),(e),(f)	972,000		666,625
Series 2021-E, Class B2, 3.98%, 12/25/60 (c),(e),(f)	762,000		481,230
Banc of America Mortgage Trust, Series 2004-F, Class B1, 5.68%, 07/25/34 (c),(f)	160,689		137,468
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (c),(e)	100,000		89,317
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 5.33%, 09/25/34 (c),(f)	189,588		187,261
Series 2005-10, Class 2B1, 4.68%, 01/25/36 (c),(f)	798,436		577,907
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 4.40%, 02/25/36 (c),(f)	1,021,863		896,434
Series 2006-3, Class 22A1, 4.02%, 05/25/36 (c),(f)	313,267		231,318
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 4.08%, 08/25/36 (c),(f)	216,941		208,092
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 4.21%, 07/25/37 (c),(f)	2,513,968		557,666
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.94%, 06/25/54 (c),(e),(f)	3,006,000		3,068,317
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 5.98%, 02/25/37 (c),(f)	199,917		184,745
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (c)	990,581		338,234
CHL Mortgage Pass-Through Trust,
Series 2004-25, Class 1A2, 1 mo. TSFR + .89%, 4.54%, 02/25/35 (c),(f)	343,064		320,808
Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 4.48%, 04/25/35 (c),(f)	351,627		317,889

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 8.29%, 08/25/34 (c),(f)	$658,346	$236,004
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 4.20%, 09/25/36 (c),(f)	809,988	293,614
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 4.41%, 09/25/36 (c),(f)	626,056	521,768
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 4.36%, 06/25/37 (c),(f)	239,216	203,256
COLT Trust, Series 2021-RPL1, Class B2, 4.43%, 09/25/61 (c),(e),(f)	446,000	336,111
Countrywide Alternative Loan Trust,
Series 2007-5CB, Class 1A20, 1 mo. TSFR + 5.35%, 1.70%, 04/25/37 (c),(f),(i)	689,910	62,246
Series 2007-5CB, Class 1A21, 1 mo. TSFR + .65%, 4.30%, 04/25/37 (c),(f)	689,910	245,316
Series 2004-16CB, Class M, 5.76%, 08/25/34 (c),(f)	262,593	243,565
Series 2004-22CB, Class M, 6.00%, 10/25/34 (c),(f)	330,159	246,568
Series 2004-2CB, Class M, 5.82%, 03/25/34 (c),(f)	264,147	242,498
Series 2004-4CB, Class M, 5.91%, 04/25/34 (c),(f)	138,845	128,045
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 4.26%, 05/25/35 (c),(f)	228,024	170,038
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 4.26%, 06/25/35 (c),(f)	249,247	171,270
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 4.16%, 08/25/35 (c),(f)	1,498,198	857,744
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 4.92%, 11/25/35 (c),(f)	247,582	265,471
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 4.42%, 11/20/35 (c),(f)	5,482,266	5,034,590
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 5.44%, 12/25/35 (c),(f)	226,346	250,419
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 5.74%, 01/25/36 (c),(f)	1,252,396	1,233,567
Series 2005-J9, Class 1A1, 1 mo. TSFR + .81%, 4.46%, 08/25/35 (c),(f)	465,859	243,892
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (c)	380,660	161,406
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 4.56%, 08/25/36 (c),(f)	530,071	223,386
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 4.10%, 07/25/36 (c),(f)	691,388	187,723
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 4.26%, 07/25/36 (c),(f)	672,015	191,206
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 4.16%, 07/25/36 (c),(f)	485,395	181,849
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (c)	709,544	197,564
Series 2006-28CB, Class A10, 1 mo. TSFR + .81%, 4.46%, 10/25/36 (c),(f)	660,060	226,847
Series 2006-28CB, Class A19, 1 mo. TSFR + .51%, 4.16%, 10/25/36 (c),(f)	697,681	216,638
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (c)	567,991	151,161
Series 2006-31CB, Class A3, 6.00%, 11/25/36 (c)	410,195	216,792
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 4.51%, 11/25/36 (c),(f)	463,731	188,950
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 4.36%, 01/25/37 (c),(f)	254,861	185,543
Series 2006-41CB, Class 2A7, 1 mo. TSFR + .71%, 4.36%, 01/25/37 (c),(f)	1,086,557	417,339
Series 2006-41CB, Class 2A8, 1 mo. TSFR + .76%, 4.41%, 01/25/37 (c),(f)	1,123,308	435,631
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (c)	736,699	374,462
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 4.26%, 04/25/36 (c),(f)	689,746	243,452
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 4.26%, 02/25/36 (c),(f)	311,062	186,168
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 4.26%, 04/25/36 (c),(f)	557,550	194,486
Series 2006-OA12, Class A1C, 1 mo. TSFR + .67%, 4.31%, 09/20/46 (c),(f)	307,544	275,886
Series 2006-OA12, Class A2, 1 mo. TSFR + .53%, 4.17%, 09/20/46 (c),(f)	153,588	145,900
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 4.26%, 10/25/46 (c),(f)	234,296	234,144
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 3.93%, 02/20/47 (c),(f)	457,646	372,106
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 3.96%, 02/20/47 (c),(f)	273,405	228,621
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 4.17%, 05/20/46 (c),(f)	457,357	416,046
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 4.14%, 07/25/46 (c),(f)	41,412	49,614
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 4.28%, 07/25/46 (c),(f)	340,714	296,513
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .53%, 4.17%, 07/20/46 (c),(f)	488,676	418,059
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 4.16%, 08/25/37 (c),(f)	342,632	226,073
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 4.21%, 08/25/37 (c),(f)	2,107,681	646,763

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 4.26%, 08/25/37 (c),(f)	$788,289	$328,354
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 4.23%, 08/25/37 (c),(f)	691,449	196,442
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 4.26%, 08/25/47 (c),(f)	831,635	313,999
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 4.26%, 09/25/37 (c),(f)	1,734,461	604,668
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 4.16%, 09/25/37 (c),(f)	607,154	200,090
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 4.26%, 03/25/37 (c),(f)	537,783	223,519
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 4.26%, 05/25/37 (c),(f)	857,317	332,848
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 4.18%, 08/25/47 (c),(f)	341,930	296,800
Series 2007-J1, Class 3A1, 4.20%, 11/25/36 (c),(h)	306,207	229,602
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 5.12%, 11/25/47 (c),(f)	275,725	251,429
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 4.58%, 03/25/47 (c),(f)	166,551	153,696
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 4.12%, 08/25/47 (c),(f)	115,170	112,478
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (c),(f)	306,362	241,076
CSMC Trust, Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (c),(e),(f)	800,000	600,728
Deephaven Residential Mortgage Trust, Series 2021-4, Class B2, 4.42%, 11/25/66 (c),(e),(f)	100,000	76,691
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + ..37%, 4.02%, 10/25/36 (c),(f)	1,217,235	365,136
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 4.17%, 03/19/45 (c),(f)	812,901	758,323
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 4.26%, 02/25/37 (c),(f)	731,023	189,448
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 4.31%, 04/25/37 (c),(f)	952,629	216,039
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 5.38%, 09/25/35 (c),(f)	244,434	207,639
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 4.51%, 11/19/35 (c),(f)	906,383	589,177
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 4.11%, 05/19/46 (c),(f)	525,770	273,271
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A22, 1 mo. TSFR + .47%, 4.12%, 07/25/47 (c),(f)	364,376	268,557
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.52%, 05/25/36 (c),(f)	172,339	155,777
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 4.14%, 04/25/37 (c),(f)	185,108	205,917
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 4.24%, 08/25/37 (c),(f)	3,795,826	3,310,864
JP Morgan Mortgage Trust, Series 2005-A5, Class IB1, 4.97%, 08/25/35 (c),(f)	524,541	429,016
Lehman Mortgage Trust,
Series 2005-2, Class 3A1, 1 mo. TSFR + .86%, 4.51%, 12/25/35 (c),(f)	489,693	223,313
Series 2007-1, Class 1A2, 5.75%, 02/25/37 (c)	417,351	442,052
Lehman XS Trust, Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 4.66%, 08/25/47 (c),(f)	222,727	210,520
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 4.88%, 11/25/35 (c),(f)	239,369	157,455
Series 2005-A5, Class M1, 4.52%, 06/25/35 (c),(f)	615,828	627,509
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 5.33%, 09/25/34 (c),(f)	231,670	197,058
Series 2004-9, Class B1, 5.43%, 11/25/34 (c),(f)	240,584	214,031
Series 2005-1, Class B1, 5.66%, 03/25/35 (c),(f)	401,573	224,089
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B2, 3.75%, 04/25/61 (c),(e),(f)	100,000	72,500
Series 2024-NQM1, Class B2, 7.90%, 03/25/64 (c),(e),(f)	100,000	101,304
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + ..45%, 4.10%, 10/25/36 (c),(f)	253,184	237,602
PRKCM Trust, Series 2024-AFC1, Class B2, 8.37%, 03/25/59 (c),(e),(f)	1,409,000	1,411,446

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
RALI Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 4.54%, 09/25/46 (c),(f)	$288,841	$234,743
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 4.18%, 06/25/37 (c),(f)	1,295,894	1,041,709
Rate Mortgage Trust, Series 2025-J3, Class B4, 6.21%, 11/25/55 (c),(e),(f)	304,000	255,643
Residential Asset Mortgage Products Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 5.68%, 04/25/35 (c),(f)	2,253,000	2,005,305
Residential Asset Securitization Trust,
Series 2003-A11, Class A6, 5.75%, 11/25/33 (c)	278,000	244,332
Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (c)	292,531	212,284
Saluda Grade Alternative Mortgage Trust,
Series 2023-FIG3, Class B, 7.71%, 08/25/53 (c),(e)	1,043,304	1,050,585
Series 2024-INV1, Class B1, 7.08%, 08/25/59 (c),(e),(f)	1,054,000	1,066,113
Sequoia Mortgage Trust,
Series 2026-7, Class B4, 5.65%, 06/25/56 (c),(e),(f)	281,000	247,960
Series 2026-7, Class B5, 5.65%, 06/25/56 (c),(e),(f)	377,000	251,040
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (c),(e)	123,000	112,452
Series 2021-4, Class B2, 4.14%, 08/25/56 (c),(e),(f)	268,000	217,702
Series 2022-1, Class B1, 3.96%, 12/25/66 (c),(e),(f)	135,000	101,915
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 4.18%, 01/25/37 (c),(f)	375,475	428,164
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 4.60%, 09/25/33 (c),(f)	151,546	98,661
Thornburg Mortgage Securities Trust,
Series 2005-2, Class B1, 5.27%, 07/25/45 (c),(f)	260,731	231,069
Series 2005-3, Class B1, 5.50%, 10/25/45 (c),(f)	567,739	508,142
TRK Trust,
Series 2021-INV2, Class B2, 4.32%, 11/25/56 (c),(e),(f)	1,000,000	778,821
Series 2022-INV1, Class B1, 3.99%, 02/25/57 (c),(e),(f)	111,000	84,510
Series 2022-INV1, Class B2, 3.99%, 02/25/57 (c),(e),(f)	100,000	71,114
Visio Trust, Series 2023-2, Class B2, 7.70%, 10/25/58 (c),(e),(f)	100,000	101,050
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 4.59%, 01/25/45 (c),(f)	196,545	180,726
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 4.56%, 12/25/45 (c),(f)	359,325	363,492
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 4.66%, 04/25/45 (c),(f)	432,545	402,853
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 4.71%, 07/25/45 (c),(f)	133,819	143,691
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 4.81%, 01/25/46 (c),(f)	159,139	163,577
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 3.75%, 12/25/46 (c),(f)	1,089,670	942,320
Series 2006-AR7, Class 2A, 12 mo. MTA + .98%, 4.72%, 07/25/46 (c),(f)	254,796	251,793
Series 2007-HY6, Class 1A1, 3.87%, 06/25/37 (c),(f)	248,773	214,835
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (c)	187,407	163,833
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 4.44%, 12/25/35 (c),(f)	219,602	252,577
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (c)	314,414	244,779
Series 2007-3, Class A19, 6.00%, 04/25/37 (c)	392,499	355,240
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 4.49%, 02/25/47 (c),(f)	206,605	194,318

		55,207,432

Commercial Mortgage-Backed Securities — 1.1%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (c),(e)	130,000	99,168
Benchmark Mortgage Trust,
Series 2025-V19, Class XD, 1.97%, 01/15/58 (c),(e),(f),(i)	1,000,000	69,827

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-V11, Class XD, 2.09%, 11/15/57 (c),(e),(f),(i)	$1,000,000	$53,588
Series 2024-V7, Class XD, 3.08%, 05/15/56 (c),(e),(f),(i)	1,000,000	68,771
Series 2024-V8, Class XD, 3.18%, 07/15/57 (c),(e),(f),(i)	1,000,000	75,589
Series 2025-V17, Class XD, 2.19%, 09/15/58 (c),(e),(f),(i)	1,000,000	72,867
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 7.31%, 03/15/41 (c),(e),(f)	3,797,476	3,796,386
BMO Mortgage Trust,
Series 2025-5C10, Class XD, 2.50%, 05/15/58 (c),(e),(f),(i)	1,000,000	74,930
Series 2025-5C9, Class XD, 2.20%, 04/15/58 (c),(e),(f),(i)	1,000,000	65,539
Series 2026-5C15, Class XD, 2.18%, 06/25/59 (c),(e),(f),(i)	1,000,000	98,573
Series 2026-C14, Class XD, 2.03%, 02/15/59 (c),(e),(f),(i)	1,452,000	197,598
BX Commercial Mortgage Trust, Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 6.67%, 01/17/39 (c),(e),(f)	158,900	158,612
CD Mortgage Trust, Series 2016-CD1, Class D, 2.88%, 08/10/49 (c),(e),(f)	422,000	199,483
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class D, 2.79%, 04/10/49 (c),(e)	100,000	89,817
Series 2019-C7, Class E, 2.75%, 12/15/72 (c),(e)	697,000	510,248
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.25%, 02/10/47 (c),(e),(f)	591,000	484,985
Series 2015-CR22, Class E, 3.00%, 03/10/48 (c),(e)	239,000	179,289
Series 2015-CR25, Class D, 3.20%, 08/10/48 (c),(f)	42,585	40,037
Series 2015-CR27, Class D, 3.67%, 10/10/48 (c),(e),(f)	3,065,000	2,650,186
Series 2015-CR27, Class E, 3.25%, 10/10/48 (c),(e)	1,439,000	1,067,459
Series 2015-LC21, Class C, 4.39%, 07/10/48 (c),(f)	236,125	232,088
Series 2025-180W, Class X, 1.60%, 08/10/42 (c),(e),(f),(i)	1,000,000	51,668
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.55%, 11/15/48 (c),(f)	35,390	35,268
Series 2018-CX11, Class D, 2.75%, 04/15/51 (c),(e),(f)	604,000	517,300
Series 2019-C16, Class D, 3.00%, 06/15/52 (c),(e)	163,000	140,693
Series 2019-C17, Class D, 2.50%, 09/15/52 (c),(e)	1,409,000	968,530
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.16%, 7.79%, 06/15/36 (c),(e),(f)	1,019,000	663,618
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.91%, 8.54%, 06/15/36 (c),(e),(f)	1,000,000	477,197
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.16%, 9.79%, 06/15/36 (c),(e),(f)	1,000,000	138,460
GS Mortgage Securities Trust,
Series 2014-GC24, Class B, 4.45%, 09/10/47 (c),(f)	37,337	36,691
Series 2014-GC24, Class C, 4.47%, 09/10/47 (c),(f)	303,000	267,647
Series 2017-GS8, Class D, 2.70%, 11/10/50 (c),(e)	1,593,000	1,321,707
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 5.74%, 10/19/35 (c),(f)	353,595	293,983
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/35 (c),(e)	1,068,000	21,287
ICNQ Mortgage Trust,
Series 2024-MF, Class F, 6.56%, 12/10/34 (c),(e),(f)	1,000,000	969,569
Series 2024-MF, Class X, 0.63%, 12/10/34 (c),(e),(f),(i)	1,000,000	13,796
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.91%, 01/15/49 (c),(f)	102,000	94,556
Series 2016-JP3, Class D, 3.55%, 08/15/49 (c),(e),(f)	100,000	49,189
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.17%, 09/15/47 (c),(e),(f)	100,000	92,072
Series 2014-C26, Class C, 4.13%, 01/15/48 (c),(f)	642,000	614,252
Series 2015-C31, Class E, 4.68%, 08/15/48 (c),(e),(f)	1,093,000	37,132

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C1, Class C, 4.92%, 03/17/49 (c),(f)	$651,000	$635,139
Series 2016-C1, Class E, 4.92%, 03/17/49 (c),(e),(f)	3,126,000	2,581,851
JPMF1 Multifamily Mortgage Trust, Series 2026-FX1, Class XD, 1.62%, 05/15/59 (c),(e),(f),(i)	1,000,000	71,570
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 6.09%, 03/15/38 (c),(e),(f)	805,000	740,596
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D, 4.83%, 03/10/50 (c),(e),(f)	1,125,000	1,002,370
MF1 LLC, Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 7.34%, 06/19/37 (c),(e),(f)	1,000,000	1,000,570
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 6.88%, 01/15/39 (c),(e),(f)	80,000	79,918
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 7.58%, 01/15/27 (c),(e),(f)	626,400	625,917
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2025-5C2, Class XD, 1.85%, 11/15/58 (c),(e),(f),(i)	1,000,000	64,194
Series 2016-C32, Class D, 3.40%, 12/15/49 (c),(e),(f)	991,000	889,752
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.87%, 08/15/49 (c),(e),(f)	3,200,500	3,151,955
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 6.36%, 04/15/32 (c),(e),(f)	1,301,000	1,269,324
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (c),(e)	339,000	296,550
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (c),(e)	121,000	106,986
ReadyCap Commercial Mortgage Trust, Series 2019-6, Class D, 4.58%, 10/25/52 (c),(e),(f)	227,000	195,977
RFR Trust,
Series 2025-SGRM, Class F, 8.51%, 03/11/41 (c),(e),(f)	3,022,000	3,041,120
Series 2025-SGRM, Class X, 0.11%, 03/11/41 (c),(e),(f),(i)	1,204,000	2,055
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.98%, 10/10/48 (c),(e),(f)	205,000	153,903
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (c),(e),(f)	1,720,000	1,468,047
Starwood Mortgage Trust, Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 7.29%, 11/15/36 (c),(e),(f)	125,000	124,667
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (c),(e),(f)	112,000	82,864
Series 2018-C9, Class D, 5.11%, 03/15/51 (c),(e),(f)	331,000	139,569
Series 2019-C17, Class D, 2.50%, 10/15/52 (c),(e)	103,000	79,719
Wells Fargo Commercial Mortgage Trust,
Series 2025-5C7, Class XB, 1.07%, 12/15/58 (c),(f),(i)	1,000,000	34,995
Series 2025-5C7, Class XD, 2.52%, 12/15/58 (c),(e),(f),(i)	1,000,000	90,399
Series 2014-LC18, Class D, 3.96%, 12/15/47 (c),(e),(f)	826,163	794,161
Series 2015-C27, Class D, 3.77%, 02/15/48 (c),(e)	2,991,000	1,629,512
Series 2016-C32, Class D, 3.79%, 01/15/59 (c),(e),(f)	5,708	5,681
Series 2016-LC24, Class D, 3.21%, 10/15/49 (c),(e)	3,576,000	2,909,974
Series 2016-NXS5, Class E, 4.96%, 01/15/59 (c),(e),(f)	100,000	20,053
Series 2025-5C4, Class XD, 2.45%, 05/15/58 (c),(e),(f),(i)	1,000,000	76,197
Series 2025-5C6, Class XD, 2.43%, 10/15/58 (c),(e),(f),(i)	1,000,000	83,565
Series 2026-5C10, Class XD, 2.02%, 06/15/59 (c),(e),(f),(i)	1,000,000	91,888
Series 2026-5C9, Class XD, 2.34%, 05/15/59 (c),(e),(f),(i)	1,000,000	93,380
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, 1 mo. TSFR + 2.79%, 6.41%, 11/15/27 (c),(e),(f)	874,744	879,030
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (c),(e),(f)	109,000	3,270

		41,606,373

Interest Only Commercial Mortgage-Backed Securities — 2.6%
Bank5,
Series 2024-5YR11, Class XD, 2.53%, 11/15/57 (c),(e),(f),(i)	1,000,000	67,178
Series 2024-5YR5, Class XD, 3.24%, 02/15/29 (c),(e),(f),(i)	1,000,000	72,240

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-5YR14, Class XD, 2.50%, 04/15/58 (c),(e),(f),(i)	$1,000,000	$76,407
Series 2026-5YR20, Class XD, 1.94%, 02/15/59 (c),(e),(f),(i)	1,000,000	72,775
BBCMS Mortgage Trust,
Series 2025-5C38, Class XD, 2.21%, 11/15/58 (c),(e),(f),(i)	1,000,000	78,646
Series 2022-C16, Class XD, 2.33%, 06/15/55 (c),(e),(f),(i)	4,299,000	475,929
Series 2025-5C34, Class XD, 2.78%, 05/15/58 (c),(e),(f),(i)	1,000,000	89,013
Series 2025-5C37, Class XD, 2.32%, 09/15/58 (c),(e),(f),(i)	1,000,000	76,821
Series 2026-5C41, Class XD, 2.20%, 05/15/69 (c),(e),(f),(i)	1,000,000	88,928
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.41%, 07/15/56 (c),(e),(f),(i)	1,000,000	61,695
California Housing Finance Agency, Series X, Class X, 0.29%, 01/15/35 (c),(f),(i)	12,813,773	172,973
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (c),(e),(f),(i)	19,612,000	40,852
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.30%, 12/15/72 (c),(e),(f),(i)	5,347,000	252,357
Series 2019-GC43, Class XD, 0.73%, 11/10/52 (c),(e),(f),(i)	5,918,000	116,679
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class XD, 1.54%, 12/15/52 (c),(e),(f),(i)	4,452,333	180,520
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (c),(e),(f),(i)	64,579,000	286,602
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K049, Class X3, 4.19%, 10/25/43 (c),(f),(i)	134,940	14
Series K061, Class X1, 0.28%, 11/25/26 (c),(f),(i)	14,858,098	2,273
Series K071, Class X1, 0.40%, 11/25/27 (c),(f),(i)	82,603,791	262,763
Series K085, Class X3, 2.39%, 12/25/45 (c),(f),(i)	1,000,000	49,951
Series K095, Class X3, 2.17%, 08/25/47 (c),(f),(i)	9,297,000	539,533
Series K102, Class X3, 1.96%, 12/25/46 (c),(f),(i)	1,000,000	57,745
Series K115, Class X3, 3.05%, 09/25/48 (c),(f),(i)	1,000,000	99,138
Series K118, Class X3, 2.78%, 10/25/48 (c),(f),(i)	652,000	61,393
Series K119, Class X3, 2.82%, 09/25/48 (c),(f),(i)	1,525,000	147,536
Series K122, Class X3, 2.72%, 01/25/49 (c),(f),(i)	1,000,000	95,525
Series K128, Class X3, 2.88%, 04/25/31 (c),(f),(i)	1,000,000	109,111
Series K143, Class X3, 3.25%, 04/25/50 (c),(f),(i)	1,000,000	146,529
Series K154, Class X1, 0.42%, 11/25/32 (c),(f),(i)	29,678,200	381,899
Series KLU1, Class X3, 4.17%, 01/25/31 (c),(f),(i)	9,807,948	1,238,410
Series KLU2, Class X1, 1.40%, 08/25/29 (c),(f),(i)	36,150,259	1,161,869
Series KLU2, Class X3, 4.40%, 08/25/29 (c),(f),(i)	5,369,174	538,942
Series KS11, Class XFX, 1.74%, 06/25/29 (c),(f),(i)	24,221,001	800,649
Series KW10, Class X3, 2.82%, 10/25/32 (c),(f),(i)	5,935,000	458,728
Federal Home Loan Mortgage Corp. REMICS,
Series 5312, Class SA, 1 mo. SOFR + 5.55%, 1.92%, 12/25/52 (f),(i)	42,729,104	2,107,656
Series 5500, Class SD, 1 mo. SOFR + 5.00%, 1.37%, 10/25/54 (f),(i)	56,604,240	1,616,391
Series 5644, Class SD, 1 mo. SOFR + 5.00%, 1.37%, 04/25/56 (f),(i)	44,622,819	1,127,485
Series 5645, Class PI, 6.00%, 11/25/53 (i)	42,478,936	7,527,947
Federal Home Loan Mortgage Corp. STRIPS, Series 303, Class C28, 4.50%, 01/15/43 (i)	7,138,707	1,336,423
Federal National Mortgage Association Interest STRIPS,
Series 409, Class C14, 3.50%, 04/25/42 (i)	9,791,807	1,509,564
Series 413, Class C35, 4.50%, 07/25/42 (i)	7,975,681	1,528,468
Federal National Mortgage Association REMICS,
Series 2020-41, Class GI, 4.00%, 10/15/44 (i)	26,865,282	5,203,778
Series 2020-65, Class JI, 4.00%, 09/25/50 (i)	9,013,842	1,871,238
Series 2021-67, Class GI, 3.50%, 10/25/51 (i)	21,887,925	3,674,720
Series 2022-4, Class WI, 3.00%, 02/25/52 (i)	22,174,246	2,278,847
Series 2025-12, Class CS, 1 mo. SOFR + 5.10%, 1.47%, 03/25/55 (f),(i)	81,213,769	2,496,836
Series 2025-18, Class SJ, 1 mo. SOFR + 7.05%, 3.42%, 03/25/55 (f),(i)	47,520,405	3,534,710

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association REMICS,
Series 2022-125, Class CI, 5.00%, 06/20/52 (i)	$16,277,220	$3,275,904
Series 2023-115, Class SA, 1 mo. SOFR + 5.95%, 2.34%, 08/20/53 (f),(i)	36,402,137	1,941,617
Series 2023-116, Class SJ, 1 mo. SOFR + 5.85%, 2.24%, 08/20/53 (f),(i)	49,652,515	2,516,489
Series 2023-149, Class SH, 1 mo. SOFR + 7.00%, 3.39%, 10/20/53 (f),(i)	26,604,530	2,310,577
Series 2023-183, Class SE, 1 mo. SOFR + 5.85%, 2.24%, 12/20/53 (f),(i)	37,911,048	2,239,633
Series 2023-48, Class SE, 1 mo. SOFR + 5.50%, 1.89%, 03/20/53 (f),(i)	40,029,077	1,636,629
Series 2023-96, Class SB, 1 mo. SOFR + 6.00%, 2.39%, 07/20/53 (f),(i)	21,794,462	1,340,643
Series 2024-164, Class SE, 1 mo. SOFR + 5.45%, 1.84%, 10/20/54 (f),(i)	53,709,341	2,560,378
Series 2024-20, Class S, 1 mo. SOFR + 5.30%, 1.69%, 02/20/54 (f),(i)	66,580,928	3,036,889
Series 2024-20, Class SB, 1 mo. SOFR + 5.82%, 2.21%, 02/20/54 (f),(i)	20,442,569	1,176,777
Series 2024-20, Class SC, 1 mo. SOFR + 5.60%, 1.99%, 02/20/54 (f),(i)	20,442,569	1,045,453
Series 2024-200, Class CS, 1 mo. SOFR + 6.05%, 2.44%, 12/20/54 (f),(i)	52,466,103	3,309,719
Series 2024-200, Class SG, 1 mo. SOFR + 5.45%, 1.84%, 05/20/53 (f),(i)	47,625,371	2,258,729
Series 2024-8, Class SA, 1 mo. SOFR + 7.02%, 3.41%, 01/20/54 (f),(i)	18,704,628	1,644,099
Series 2025-110, Class SG, 1 mo. SOFR + 6.45%, 2.84%, 06/20/55 (f),(i)	29,810,427	2,353,980
Series 2025-120, Class ID, 4.50%, 06/20/52 (i)	20,515,804	4,016,400
Series 2025-131, Class SB, 1 mo. SOFR + 4.50%, 0.89%, 08/20/55 (f),(i)	135,196,323	2,645,927
Series 2025-209, Class BS, 1 mo. SOFR + 5.50%, 1.89%, 12/20/55 (f),(i)	44,003,169	2,070,745
Series 2025-218, Class SJ, 1 mo. SOFR + 5.80%, 2.19%, 04/20/55 (f),(i)	66,529,514	3,794,511
Series 2025-62, Class S, 1 mo. SOFR + 4.35%, 0.74%, 04/20/55 (f),(i)	105,411,293	1,571,893
Series 2026-4, Class SE, 1 mo. SOFR + 4.25%, 0.64%, 01/20/56 (f),(i)	98,202,802	1,098,595
Series 2026-53, Class MS, 1 mo. SOFR + 5.02%, 1.41%, 03/20/56 (f),(i)	99,033,188	2,718,659
Series 2026-60, Class SD, 1 mo. SOFR + 5.50%, 1.89%, 04/20/56 (f),(i)	30,308,885	1,158,315
Series 2026-81, Class AS, 1 mo. SOFR + 4.50%, 0.89%, 05/20/56 (f),(i)	199,426,151	3,392,039
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (c),(e),(f),(g),(i)	15,242,981	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.36%, 07/10/52 (c),(e),(f),(i)	2,219,000	70,500
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.54%, 11/13/52 (c),(e),(f),(i)	4,231,000	189,333
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (c),(e),(f),(i)	20,401,000	96,701

		99,646,972

U.S. Government Sponsored Agency Securities — 43.9%
Government National Mortgage Association, TBA, 30 Year Maturity, 5.50%, 07/20/56 (m)	318,000,000	319,726,740
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 5.00%, 07/01/56 (c),(m)	13,000,000	12,792,299
TBA, 30 Year Maturity, 5.50%, 07/01/56 (m)	764,000,000	767,372,296
TBA, 30 Year Maturity, 6.00%, 07/01/56 (m)	45,000,000	46,008,990
TBA, 30 Year Maturity, 6.50%, 07/01/56 (m)	487,000,000	503,950,035

		1,649,850,360

Total North America		1,846,311,137

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,869,768,905)		1,848,261,810

U.S. TREASURY OBLIGATIONS — 0.3%
North America — 0.3%
U.S. Treasury Bills, 0.00%, 08/04/26 (g)	12,500,000	12,457,389

Total North America		12,457,389

TOTAL U.S. TREASURY OBLIGATIONS (COST $12,456,955)		12,457,389

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
CLOSED-END FUND — 0.9%
Pershing Square Holdings Ltd.	719,728	$35,290,230

TOTAL CLOSED-END FUND (COST $37,944,742)		35,290,230

EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI India ETF (a),(c)	114,176	5,639,153
State Street Materials Select Sector SPDR ETF (c)	3,211	163,215
State Street SPDR S&P Insurance ETF (c)	91	5,550
State Street Utilities Select Sector SPDR ETF (c)	133	6,030

TOTAL EXCHANGE-TRADED FUNDS (COST $5,834,199)		5,813,948

WARRANTS — 0.0%
ATI Penny Warrant (a),(c)	111,184	1,890
ATI Warrant (a),(c)	100,595	0

TOTAL WARRANTS (COST $0)		1,890

INVESTMENTS IN INVESTEE FUNDS — 8.0%
North America — 8.0%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $1,893,876) (a),(n)	3	5,194,797
Asgard Fixed Income Risk Premia Fund (cost $58,293,738) (a),(n)	60,782	104,896,784
Kirkoswald Global Macro Fund Ltd. (cost $52,567,982) (a),(n)	476,987	72,005,993
Rokos Global Macro Fund Ltd. (cost $107,049,999) (a),(n)	446,905	117,261,241

Total North America		299,358,815

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $219,805,595)		299,358,815

RIGHTS — 0.0%
Aduro Biotech, Inc. (a),(d)	1,040	0
Gracell Biotechnologies, Inc. (a),(d)	5,000	0
ImageneBio, Inc. (a),(d)	1,700	0
Pershing Square SPARC Holdings Ltd. (a),(d)	505,024	0
Pershing Square Tontine Holdings Ltd. (a),(d)	2,020,101	0
Tectonic Therapeutic, Inc. (a),(d)	450	0
TransCode Therapeutics, Inc. (a),(d)	1	0

TOTAL RIGHTS (COST $0)		0

TOTAL LONG-TERM INVESTMENTS (COST $4,166,072,023)		4,325,207,127

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.5%
Exchange-Traded Call Options — 0.3%
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	11	66	$7,588	$847	$(6,741)
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	13	59	1,363	1,027	(336)
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	1	5	183	158	(25)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	9,000.00 USD	12/18/26	4,382	39,438,000	$1,741,887	$3,724,700	$1,982,813
LITHIUM HYD FUT JUL 26	15.00 USD	8/04/26	20	300	6,146	88,400	82,254
LITHIUM HYD FUT AUG 26	15.00 USD	9/02/26	20	300	6,146	92,800	86,654
LITHIUM HYD FUT SEP 26	15.00 USD	10/02/26	20	300	6,146	95,400	89,254
LITHIUM HYD FUT OCT 26	15.00 USD	11/03/26	20	300	6,146	96,400	90,254
LITHIUM HYD FUT NOV 26	15.00 USD	12/02/26	20	300	6,146	100,600	94,454
LITHIUM HYD FUT DEC 26	15.00 USD	1/05/27	20	300	6,146	103,400	97,254
CORN FUT DEC 26	480.00 USD	11/20/26	90	43,200	87,482	43,313	(44,169)
CORN FUT DEC 26	580.00 USD	11/20/26	110	63,800	29,235	11,688	(17,547)
US TSY NOTE 10YR SEP 26	114.00 USD	8/21/26	440	50,160	245,048	20,625	(224,423)
SOYBEANS NOV 26	1,200.00 USD	10/23/26	45	54,000	50,772	48,938	(1,834)
SUGAR OCT 26	20.00 USD	9/15/26	180	3,600	18,670	8,064	(10,606)
SUGAR OCT 26	17.00 USD	9/15/26	135	2,295	39,706	25,704	(14,002)
California Carbon Allowance Vintage DEC26	45.00 USD	12/15/26	1,000	45,000	145,820	74,000	(71,820)
NAT GAS EURO OPT AUG26	4.25 USD	7/28/26	146	620	86,194	18,396	(67,798)
NAT GAS EURO OPT SEP26	4.25 USD	8/26/26	45	191	73,814	11,070	(62,744)
NAT GAS EURO OPT SEP26	5.00 USD	8/26/26	1	5	83	79	(4)
NAT GAS EURO OPT AUG26	5.00 USD	7/28/26	8	40	1,131	280	(851)
NAT GAS EURO FUT DEC26	50.00 EUR	11/26/26	44	2,200	287,730	175,538	(112,192)
NAT GAS EURO OPT JAN27	5.00 USD	12/28/26	110	550	630,883	412,830	(218,053)
SOYBEAN OIL SEP 26	75.00 USD	8/21/26	44	3,300	77,892	10,824	(67,068)
S&P 500 Index	8,200.00 USD	7/17/26	269	2,205,800	71,829	5,380	(66,449)
NAT GAS EURO FUT FEB27	50.00 EUR	1/27/27	88	4,400	387,465	414,288	26,823
NAT GAS EURO FUT JAN27	50.00 EUR	12/24/26	88	4,400	387,501	388,704	1,203
NAT GAS EURO FUT NOV26	50.00 EUR	10/27/26	44	2,200	278,450	144,935	(133,515)
NAT GAS EURO FUT MAR27	50.00 EUR	2/24/27	88	4,400	386,981	396,848	9,867
ALUMINIUM JUL 26	3,700.00 USD	7/01/26	22	81,400	63,872	0	(63,872)
NAT GAS EURO OPT NOV26	3.50 USD	10/27/26	22	77	76,127	63,008	(13,119)
CRUDE OIL OPT OCT 26	105.00 USD	7/31/26	44	4,620	264,072	0	(264,072)
NAT GAS EURO OPT DEC26	4.00 USD	11/24/26	22	88	129,861	89,342	(40,519)
California Carbon Allowance Vintage DEC26	35.00 USD	12/15/26	750	26,250	795,615	900,750	105,135
SOYBEAN OIL DEC 26	75.00 USD	11/20/26	44	3,300	87,660	32,076	(55,584)
LME Nickel 3Mo Call	18,500.00 USD	7/01/26	44	814,000	46,344	0	(46,344)
LME Nickel 3Mo Call	18,500.00 USD	8/05/26	44	814,000	114,720	7,302	(107,418)
CRUDE OIL FUT AUG 26	100.00 USD	7/16/26	15	1,500	20,453	450	(20,003)
COTTON DEC26	80.00 USD	11/13/26	110	8,800	210,421	146,850	(63,571)
LME Copper 3Mo Call	13,800.00 USD	8/05/26	4	55,200	44,912	20,459	(24,453)
NAT GAS EURO FUT AUG26	47.00 EUR	7/27/26	44	2,068	50,488	54,760	4,272
SILVER AUG 26	60.00 USD	7/28/26	16	960	237,888	237,360	(528)
SILVER AUG 26	60.00 USD	8/26/26	16	960	325,411	338,960	13,549
COPPER DEC 26	650.00 USD	11/24/26	33	21,450	296,686	332,063	35,377
COPPER OCT 26	640.00 USD	9/24/26	33	21,120	237,286	284,212	46,926
ALUMINIUM SEP 26	3,400.00 USD	9/02/26	220	748,000	253,722	136,620	(117,102)
ALUMINIUM AUG 26	3,250.00 USD	8/05/26	110	357,500	170,861	87,065	(83,796)

					$8,500,982	$9,246,513	$745,531

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options — 0.0%
LME Copper 3Mo Call	8,500.00 USD	12/02/26	22	187,000	$254,721	$1,243	$(253,478)
California Carbon Allowance Vintage DEC26	20.00 USD	12/15/26	750	15,000	363,115	249,000	(114,115)
LITHIUM HYD FUT JUL 26	9.00 USD	8/04/26	20	180	10,146	200	(9,946)
LITHIUM HYD FUT AUG 26	9.00 USD	9/02/26	20	180	10,146	200	(9,946)
LITHIUM HYD FUT SEP 26	9.00 USD	10/02/26	20	180	10,146	200	(9,946)
LITHIUM HYD FUT OCT 26	9.00 USD	11/03/26	20	180	10,146	200	(9,946)
LITHIUM HYD FUT NOV 26	9.00 USD	12/02/26	20	180	10,140	200	(9,940)
LITHIUM HYD FUT DEC 26	9.00 USD	1/05/27	20	180	10,146	200	(9,946)
NAT GAS EURO OPT AUG26	3.50 USD	7/28/26	22	77	81,297	69,212	(12,085)
NAT GAS EURO OPT OCT26	3.50 USD	9/25/26	22	77	81,297	100,958	19,661
NAT GAS EURO OPT SEP26	3.50 USD	8/26/26	22	77	81,297	93,368	12,071
CORN FUT DEC 26	430.00 USD	11/20/26	90	38,700	72,294	86,063	13,769
US TSY NOTE 10YR SEP 26	109.00 USD	8/21/26	440	47,960	279,474	185,625	(93,849)
CRUDE OIL FUT SEP 26	60.00 USD	8/17/26	110	6,600	391,927	84,700	(307,227)
CRUDE FIN CSO 1MO AUG 26	0.00 USD	7/20/26	770	0	70,393	46,200	(24,193)
CRUDE FIN CSO 1MO SEP 26	0.00 USD	8/19/26	770	0	70,393	77,000	6,607
CRUDE FIN CSO 1MO DEC 26	0.00 USD	11/19/26	113	0	9,353	23,730	14,377
CRUDE FIN CSO 1MO NOV 26	0.00 USD	10/19/26	113	0	9,353	21,470	12,117
CRUDE FIN CSO 1MO OCT 26	0.00 USD	9/21/26	113	0	9,353	19,210	9,857
NAT GAS EURO OPT AUG26	2.25 USD	7/28/26	45	101	16,214	360	(15,854)
NAT GAS EURO OPT SEP26	2.25 USD	8/26/26	45	101	16,214	3,015	(13,199)
E-Mini S&P 500 Index	6,750.00 USD	9/18/26	44	297,000	332,590	107,250	(225,340)
California Carbon Allowance Vintage SEP26	25.00 USD	9/15/26	750	18,750	458,115	132,750	(325,365)
LME Nickel 3Mo Call	15,000.00 USD	7/01/26	44	660,000	2,784	0	(2,784)
CRUDE OIL FUT OCT 26	60.00 USD	9/17/26	110	6,600	175,227	159,500	(15,727)
PALLADIUM SEP 26	1,000.00 USD	8/19/26	44	44,000	52,889	33,000	(19,889)
LME Copper 3Mo Call	13,800.00 USD	8/05/26	4	55,200	46,912	62,446	15,534
NAT GAS EURO FUT AUG26	37.00 EUR	7/27/26	44	1,628	23,296	10,436	(12,860)

					$2,959,378	$1,567,736	$(1,391,642)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.1%
SOFR Interest Rate Swaption Call 4.3725 8/29/35	Deutsche Bank AG	4.37 USD	8/27/35	3,500,000	15,303,750	$ 472,325(o	)	$ 440,378	$(31,947)
SOFR Interest Rate Swaption Call 4.67 8/29/35	Barclays Bank PLC	4.67 USD	8/27/35	2,500,000	11,675,000	215,000(o	)	209,760	(5,240)
SOFR Interest Rate Swaption Call 3.21 8/23/34	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875(o	)	181,717	(170,158)
SOFR Interest Rate Swaption Call 3.21 8/31/29	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500(o	)	106,388	(251,112)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Call 3.265 8/18/34	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	$ 351,000(o	)	$ 185,327	$ (165,673)
SOFR Interest Rate Swaption Call 3.745 3/1/34	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000(o	)	343,250	(181,750)
SOFR Interest rate Swaption Call 3.187 8/23/34	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625(o	)	180,804	(173,821)
SOFR Interest Rate Swaption Call 3.22 8/31/29	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500(o	)	107,221	(250,279)
SOFR Interest Rate Swaption Call 3.225 8/25/34	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000(o	)	182,384	(167,616)
SOFR Interest Rate Swaption Call 4.1725 9/12/35	Bank Of America Merrill Lynch	4.17 USD	9/10/35	3,000,000	12,517,500	399,225(o	)	345,415	(53,810)
USD CNH FX Option Call 6.9 4/29/27	J.P. Morgan Securities LLC	6.90 USD	4/29/27	10,750,000	74,175,000	205,841		21,472	(184,369)
USD CNH FX Option Call 7.1 4/29/27	J.P. Morgan Securities LLC	7.10 USD	4/29/27	10,750,000	76,325,000	101,889		5,628	(96,261)
XAG USD FX Option Call 135 7/23/26	Morgan Stanley Capital Services LLC	135.00 USD	7/23/26	1,000,000	135,000,000	150,000		29	(149,971)
XAU USD FX Call 8350 1/26/28	J.P. Morgan Securities LLC Morgan Stanley & Co.	8,350.00 USD	1/26/28	2,000,000	16,700,000,000	292,000		50,894	(241,106)
EUR CHF FX Option Call .925 3/18/27	International PLC	0.93 EUR	3/18/27	30,557,253	28,265,459	247,962		247,772	(190)
XAG USD FX Option Call 4800 7/23/26	J.P. Morgan Securities LLC	4,800.00 USD	7/23/26	4,000	19,200,000	832,000		3,310	(828,690)
XAG USD FX Option Call 85 7/23/26	J.P. Morgan Securities LLC	85.00 USD	7/23/26	100,000	8,500,000	475,000		2,513	(472,487)
XAU USD FX Option Call 4750 12/15/26	Morgan Stanley Capital Services LLC	4,750.00 USD	12/15/26	4,000	19,000,000	820,000		253,997	(566,003)

						$6,858,742		$2,868,259	$(3,990,483)

OTC Put Options — 0.1%
SOFR Interest Rate Swaption Put 4.3725 8/29/35	Deutsche Bank AG	4.37 USD	8/27/35	3,500,000	15,303,750	472,325(o	)	429,160	(43,165)
SOFR Interest Rate Swaption Put 4.67 8/29/35	Barclays Bank PLC	4.67 USD	8/27/35	2,500,000	11,675,000	215,500(o	)	189,214	(26,286)
SOFR Interest Rate Swaption Put 3.745 3/1/34	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000(o	)	583,084	58,084

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid		Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Put 5.375 6/30/27	Barclays Bank PLC	5.38 USD	6/28/27	11,050,000	59,393,750	$ 18,343(o	)	$7,430	$ (10,913)
SOFR Interest Rate Swaption Put 3.21 8/23/34	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875(o	)	456,598	104,723
SOFR Interest Rate Swaption Put 3.21 8/31/29	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500(o	)	466,139	108,639
SOFR Interest Rate Swaption Put 3.22 8/31/29	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500(o	)	463,224	105,724
SOFR Interest Rate Swaption Put 5.375 7/14/27	Barclays Bank PLC	5.38 USD	7/12/27	5,500,000	29,562,500	9,295(o	)	3,866	(5,429)
SOFR Interest Rate Swaption Put 3.265 8/18/34	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000(o	)	447,153	96,153
SOFR Interest Rate Swaption Put 5.375 12/18/26	Barclays Bank PLC	5.38 USD	12/16/26	5,500,000	29,562,500	7,783(o	)	1,165	(6,618)
SOFR Interest Rate Swaption Put 3.187 8/23/34	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625(o	)	461,218	106,593
SOFR Interest Rate Swaption Put 3.225 8/25/34	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000(o	)	453,575	103,575
SOFR Interest Rate Swaption Put 4.1725 9/12/35	Bank Of America Merrill Lynch	4.17 USD	9/10/35	3,000,000	12,517,500	399,225(o	)	390,796	(8,429)
NVIDIA Corp. AUG 26	Bank Of America Merrill Lynch	175.00 USD	8/21/26	10	1,750	21,750		2,944	(18,806)
USD CNH FX Option Put 6.9 4//9/27	J.P. Morgan Securities LLC	6.90 USD	4/29/27	10,750,000	74,175,000	187,932		423,420	235,488
USD CHN FX Option Put 6.75 4/29/27	J.P. Morgan Securities LLC	6.75 USD	4/29/27	10,750,000	72,562,500	102,104		229,148	127,044
NVIDIA Corp. AUG 26	Bank Of America Merrill Lynch	180.00 USD	8/21/26	10	1,800	23,570		3,930	(19,640)
Broadcom, Inc.	Bank Of America Merrill Lynch	330.00 USD	1/15/27	3	990	18,990		8,814	(10,176)
Oracle Corp.	Bank Of America Merrill Lynch	240.00 USD	12/18/26	2	480	12,890		19,242	6,352

						$4,137,207		$5,040,120	$902,913

Total Purchased Options Outstanding						$22,456,309		$18,722,628	$(3,733,681)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
REPURCHASE AGREEMENTS(p) — 1.1%
Barclays Capital, Inc., 3.35%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,185,350) (q)	1,233,853	$1,233,853
Barclays Capital, Inc., 3.35%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $689,287) (q)	717,492	717,492
Barclays Capital, Inc., 3.20%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $2,721,040) (q)	2,940,668	2,940,668
Barclays Capital, Inc., 3.20%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $1,592,139) (q)	1,720,648	1,720,648
Barclays Capital, Inc., 3.15%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $500,220) (q)	541,607	541,607
Barclays Capital, Inc., 3.15%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $862,247) (q)	933,587	933,587
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $1,002,234) (q)	1,059,138	1,059,138
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $584,881) (q)	618,089	618,089
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $500,627) (q)	529,562	529,562
Barclays Capital, Inc., 3.00%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $292,930) (q)	309,861	309,861
Barclays Capital, Inc., 3.00%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $1,002,234) (q)	1,065,909	1,065,909
Barclays Capital, Inc., 3.00%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $584,881) (q)	622,041	622,041
Barclays Capital, Inc., 3.15%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $529,416) (q)	562,884	562,884
Barclays Capital, Inc., 3.00%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $581,968) (q)	617,173	617,173
Barclays Capital, Inc., 3.00%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $466,158) (q)	494,368	494,368
Barclays Capital, Inc., 3.35%, dated 08/01/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $563,455) (q)	556,143	556,143
Barclays Capital, Inc., 3.35%, dated 08/01/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $543,364) (q)	536,313	536,313
Barclays Capital, Inc., 3.35%, dated 10/30/2025, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $369,853) (q)	381,545	381,545
Barclays Capital, Inc., 3.15%, dated 03/16/2026, due On Demand (collateralized by Bahrain International Bond, 7.50% due 02/12/2036, market value $1,825,332) (q)	1,862,031	1,862,031
Barclays Capital, Inc., 3.45%, dated 01/15/2026, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,184,421) (q)	1,290,001	1,290,001
Barclays Capital, Inc., 3.45%, dated 03/16/2026, due On Demand (collateralized by Bahrain International Bond, 5.63% due 05/18/2034, market value $781,496) (q)	812,550	812,550
Barclays Capital, Inc., 3.20%, dated 03/19/2026, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,277,792) (q)	1,284,080	1,284,080
Barclays Capital, Inc., 3.45%, dated 01/15/2026, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $689,287) (q)	750,730	750,730
Barclays Capital, Inc., 3.45%, dated 03/16/2026, due On Demand (collateralized by Bahrain International Bond, 5.63% due 05/18/2034, market value $423,045) (q)	439,855	439,855
Barclays Capital, Inc., 3.15%, dated 03/16/2026, due On Demand (collateralized by Bahrain International Bond, 7.50% due 02/12/2036, market value $253,518) (q)	258,615	258,615
Barclays Capital, Inc., 3.20%, dated 03/19/2026, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,003,980) (q)	1,008,920	1,008,920

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 3.25%, dated 04/14/2026, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $443,823) (q)	469,897	$469,897
JPMorgan Chase Bank, N.A., 3.25%, dated 04/14/2026, due On Demand (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $258,440) (q)	273,623	273,623
JPMorgan Chase Bank, N.A., 3.25%, dated 04/14/2026, due On Demand (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $610,946) (q)	646,060	646,060
JPMorgan Chase Bank, N.A., 3.30%, dated 04/14/2026, due On Demand (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $1,075,366) (q)	1,116,736	1,116,736
JPMorgan Chase Bank, N.A., 3.25%, dated 04/14/2026, due On Demand (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $356,301) (q)	376,780	376,780
JPMorgan Chase Bank, N.A., 3.30%, dated 04/14/2026, due On Demand (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $668,161) (q)	693,865	693,865
Barclays Capital, Inc., 1.95%, dated 05/06/2026, due On Demand (collateralized by Republic of Senegal, 4.75% due 03/13/2028, market value $3,088,363) (q)	3,326,432	3,800,781
Barclays Capital, Inc., 2.20%, dated 06/09/2026, due On Demand (collateralized by Germany Government Bond, 1.00% due 05/15/2038, market value $3,121,907) (q)	2,705,909	3,091,772
Barclays Capital, Inc., 2.10%, dated 06/09/2026, due On Demand (collateralized by Germany Government Bond, 3.40% due 05/15/2047, market value $4,477,218) (q)	3,924,007	4,483,570
Barclays Capital, Inc., 3.57%, dated 06/24/2026, due 07/08/2026 (collateralized by US Treasury Notes, 4.75% due 08/15/2055, market value $1,481,608)	1,532,549	1,532,549
Barclays Capital, Inc., 3.57%, dated 06/24/2026, due 07/08/2026 (collateralized by US Treasury Notes, 4.75% due 08/15/2055, market value $2,557,447)	2,645,378	2,645,378

TOTAL REPURCHASE AGREEMENTS (COST $42,461,863)	40,858,899	42,278,674

TOTAL INVESTMENTS IN SECURITIES — 116.7% (COST $4,230,990,195)		4,386,208,429

TOTAL SECURITIES SOLD SHORT — (30.3)% (PROCEEDS $1,095,868,941)		(1,138,626,516)

Other Assets and Liabilities(r) — 13.6%		509,891,655

Net Assets — 100.0%		$3,757,473,568

Security Description	Shares	Value
SECURITIES SOLD SHORT — (30.3)%
COMMON STOCK — (18.8)%
Africa — 0.0%
Materials — 0.0%
Sasol Ltd., ADR (a)	5,100	(50,082)
Telecommunication Services — 0.0%
IHS Holding Ltd. (a)	200	(1,648)

Total Africa		(51,730)

Asia — (0.7)%
Automobiles & Components — (0.1)%
ECARX Holdings, Inc. (a)	27,947	(36,052)
Hesai Group, ADR (a)	14,700	(267,834)
Honda Motor Co., Ltd. (c)	700	(6,306)
Li Auto, Inc., ADR (a)	40,300	(473,122)
Mazda Motor Corp. (c)	300	(2,006)
Mitsubishi Motors Corp. (c)	500	(968)
Nissan Motor Co., Ltd. (a),(c)	2,200	(4,073)
Niu Technologies, ADR (a)	100	(201)
Subaru Corp. (c)	300	(4,389)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Toyota Motor Corp., ADR	6,800	$(1,145,256)
Toyota Motor Corp. (c)	400	(6,701)
Vinfast Auto Ltd. (a)	6,500	(20,280)
WeRide, Inc., ADR (a)	32,800	(190,896)
XPeng, Inc., ADR (a)	35,900	(475,316)

		(2,633,400)

Banks — 0.0%
ICICI Bank Ltd., ADR	1,900	(55,157)
Mitsubishi UFJ Financial Group, Inc., ADR	30,400	(604,656)
Mizuho Financial Group, Inc., ADR	20,700	(198,306)
Sumitomo Mitsui Financial Group, Inc., ADR	13,800	(325,404)

		(1,183,523)

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a),(d)	5,388	(964)
EHang Holdings Ltd., ADR (a)	10,000	(65,500)
Furukawa Co., Ltd. (a),(c)	100	(2,208)
Reitar Logtech Holdings Ltd. (a)	800	(379)
Skyline Builders Group Holding Ltd. (a)	400	(1,236)

		(70,287)

Commercial & Professional Services — 0.0%
Acco Group Holdings Ltd. (a)	9	(15)
Guardforce AI Co., Ltd. (a)	6,800	(2,707)
Lichen International Ltd. (a)	11	(11)
Mint Incorporation Ltd. (a)	200	(464)
Perpetuals.com Ltd., ADR (a)	40	(236)
VCI Global Ltd. (a)	6	(16)

		(3,449)

Consumer Durables & Apparel — 0.0%
Bandai Namco Holdings, Inc. (c)	100	(2,318)
Here Group Ltd., ADR (a)	3,000	(5,850)
K-Tech Solutions Co., Ltd. (a)	35	(30)

		(8,198)

Consumer Services — 0.0%
BTC Digital Ltd. (a)	36	(30)
Chagee Holdings Ltd., ADR (a)	1,700	(20,434)
Genius Group Ltd. (a)	29,592	(5,534)
MakeMyTrip Ltd. (a)	6,721	(358,162)
SuperX AI Technology Ltd. (a)	400	(3,200)
Youdao, Inc., ADR (a)	2,200	(27,060)
Zeta Network Group (a)	50	(31)

		(414,451)

Diversified Financials — 0.0%
Kaspi.KZ JSC, ADR	8,300	(719,112)
mF International Ltd. (a)	100	(950)
ORIX Corp., ADR	100	(3,804)
PayPay Corp., ADR (a)	4,600	(65,918)
Qfin Holdings, Inc., ADR	300	(4,743)
Solowin Holdings (a)	189	(618)
TOP Financial Group Ltd. (a)	500	(915)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Waton Financial Ltd. (a)	363	$(926)

		(796,986)

Energy — 0.0%
BKV Corp. (a)	100	(2,736)
PTL Ltd. (a)	15	(99)

		(2,835)

Food & Staples Retailing — 0.0%
DingDong Cayman Ltd., ADR (a)	2,400	(4,632)
Webuy Global Ltd. (a)	149	(129)

		(4,761)

Health Care Equipment & Services — 0.0%
Pomdoctor Ltd., ADR (a)	100	(145)
WORK Medical Technology Group Ltd. (a)	100	(193)

		(338)

Household & Personal Products — 0.0%
Yatsen Holding Ltd., ADR (a)	20	(63)

Insurance — 0.0%
Maase, Inc. (a)	100	(1,300)
Prudential PLC, ADR	10,900	(292,229)

		(293,529)

Materials — 0.0%
CN Energy Group, Inc. (a)	398	(191)
Tantech Holdings Ltd. (a)	40	(15)

		(206)

Media & Entertainment — (0.3)%
Baidu, Inc., ADR (a)	83,700	(9,566,073)
Capcom Co., Ltd. (c)	100	(1,840)
Fangdd Network Group Ltd. (a)	200	(131)
Haoxi Health Technology Ltd. (a)	1	(1)
Hello Group, Inc., ADR (a)	700	(4,060)
HUYA, Inc., ADR (a)	100	(230)
NetEase, Inc., ADR	1,500	(192,210)
Nexon Co., Ltd. (c)	200	(2,658)
Oriental Culture Holding Ltd. (a)	66	(115)
So-Young International, Inc., ADR (a)	3,500	(5,180)
Square Enix Holdings Co., Ltd. (a),(c)	100	(1,485)
Star Fashion Culture Holdings Ltd. (a)	37	(592)
VS MEDIA Holdings Ltd. (a)	18	(32)
Webtoon Entertainment, Inc. (a)	4,200	(47,964)
WiMi Hologram Cloud, Inc. (a)	10	(15)
Yueda Digital Holding (a)	1,400	(1,192)

		(9,823,778)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Artiva Biotherapeutics, Inc. (a)	100	(970)
China SXT Pharmaceuticals, Inc. (a)	49	(103)
Dr. Reddy’s Laboratories Ltd., ADR	1,600	(23,184)
Universe Pharmaceuticals, Inc. (a)	98	(598)

		(24,855)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Real Estate Management & Development — (0.1)%
KE Holdings, Inc., ADR	125,200	$(1,819,156)
Ohmyhome Ltd. (a)	200	(93)

		(1,819,249)

Retailing — (0.2)%
707 Cayman Holdings Ltd. (a)	35	(139)
Alibaba Group Holding Ltd., ADR (c)	80,659	(7,741,651)
JD.com, Inc., ADR	400	(10,192)
MINISO Group Holding Ltd., ADR	2,200	(26,532)

		(7,778,514)

Semiconductors & Semiconductor Equipment — 0.0%
ASE Technology Holding Co., Ltd., ADR	9,500	(428,640)
Lasertec Corp. (a),(c)	100	(31,764)
STMicroelectronics NV (c)	255	(19,097)
SUMCO Corp. (a),(c)	1,100	(27,894)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (c)	2,261	(1,079,786)
United Microelectronics Corp., ADR (a)	700	(19,047)

		(1,606,228)

Software & Services — 0.0%
AMTD Digital, Inc., ADR (a)	11,524	(18,323)
Bit Origin Ltd. (a)	58	(73)
Cango, Inc., ADR (a)	17,000	(3,476)
Chaince Digital Holdings, Inc. (a)	2,500	(10,925)
Diginex Ltd. (a)	3,475	(5,143)
GDS Holdings Ltd., ADR (a)	100	(3,003)
Gorilla Technology Group, Inc. (a)	8,300	(165,004)
Heartcore Enterprises, Inc.	50	(154)
Kingsoft Cloud Holdings Ltd., ADR (a)	19,900	(180,095)
Link Motion, Inc., ADR (a),(d)	11,000	0
MMTEC, Inc. (a)	1,895	(4,738)
Orangekloud Technology, Inc. (a)	600	(612)
Pony AI, Inc., ADR (a)	14,200	(98,690)
Sagtec Global Ltd. (a)	33	(41)
T3 Defense, Inc. (a)	29,300	(5,010)
The9 Ltd., ADR (a)	237	(1,161)
Tuya, Inc., ADR (a)	700	(1,232)
Vnet Group, Inc., ADR (a)	1,100	(8,844)
Wellchange Holdings Co., Ltd. (a)	352	(330)
Xiao I Corp., ADR (a)	205	(377)

		(507,231)

Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	20,200	(5,800)
Creative Global Technology Holdings Ltd. (a)	6	(2)
Fabrinet (a),(c)	30	(16,862)
TROOPS, Inc. (a)	1,000	(2,460)

		(25,124)

Telecommunication Services — 0.0%
Chunghwa Telecom Co., Ltd., ADR	1,900	(84,094)
FingerMotion, Inc. (a)	3,725	(1,409)

		(85,503)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Transportation — 0.0%
Full Truck Alliance Co., Ltd., ADR	200	$(1,624)
Grab Holdings Ltd., Class A (a)	3,700	(13,949)
Ryde Group Ltd. (a)	1,400	(898)
Smart Logistics Global Ltd. (a)	28	(17)
ZTO Express Cayman, Inc., ADR	8,000	(179,040)

		(195,528)

Utilities — 0.0%
ReNew Energy Global PLC (a)	2,000	(12,500)

Total Asia		(27,290,536)

Europe — (0.5)%
Automobiles & Components — 0.0%
Autoliv, Inc.	100	(11,617)
Dr. Ing hc F Porsche AG, Preference Shares (c)	92	(4,593)
Ferrari NV (c)	720	(268,049)
Garrett Motion, Inc.	1,100	(39,853)
Mercedes-Benz Group AG (c)	3,936	(197,975)
Polestar Automotive Holding U.K. PLC, ADR (a)	111	(2,085)
Volkswagen AG, Preference Shares (c)	294	(23,585)

		(547,757)

Capital Goods — 0.0%
ABB Ltd. (c)	1,256	(136,627)
Aebi Schmidt Holding AG	800	(10,040)
Cadeler AS, ADR (a)	100	(2,191)
CSG NV (a),(c)	1,817	(26,520)
Daimler Truck Holding AG (c)	1,402	(67,617)
Fusion Fuel Green PLC (a)	11	(29)
Innio NV (a),(c)	160	(6,328)
Knorr-Bremse AG (c)	133	(15,476)
Leonardo SpA (a),(c)	1,038	(55,731)
RENK Group AG (c)	160	(7,723)
SKF AB (c)	553	(14,205)
Vertical Aerospace Ltd. (a)	16,200	(28,188)
Vestas Wind Systems AS (c)	1,105	(31,286)
Wartsila OYJ Abp (c)	1,156	(44,150)

		(446,111)

Commercial & Professional Services — 0.0%
Cimpress PLC (a)	2,200	(223,740)
RELX PLC, ADR (c)	216	(6,841)
Rentokil Initial PLC, ADR	28,400	(812,524)
Wolters Kluwer NV (c)	649	(41,964)

		(1,085,069)

Consumer Durables & Apparel — 0.0%
adidas AG (c)	348	(71,420)
Amer Sports, Inc. (a)	24,900	(842,616)
Birkenstock Holding PLC (a)	6,600	(283,998)
Ermenegildo Zegna NV	1,200	(15,624)
On Holding AG (a)	1,600	(56,672)

		(1,270,330)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Consumer Services — 0.0%
Genius Sports Ltd. (a)	15,000	$(90,900)
Pearson PLC, ADR	4,000	(63,560)

		(154,460)

Diversified Financials — 0.0%
Julius Baer Group Ltd. (c)	553	(47,779)
Klarna Group PLC (a)	10,200	(206,448)
Partners Group Holding AG (c)	65	(53,241)

		(307,468)

Energy — 0.0%
Equinor ASA, ADR	1,401	(43,991)

Food, Beverage & Tobacco — (0.1)%
Anheuser-Busch InBev SA, ADR (c)	254	(20,930)
Anheuser-Busch InBev SA (c)	97	(8,015)
Diageo PLC, ADR	35,300	(2,837,414)
Magnum Ice Cream Co. NV (a)	4,400	(76,604)

		(2,942,963)

Health Care Equipment & Services — 0.0%
Koninklijke Philips NV	16,641	(452,469)
Nyxoah SA (a)	200	(338)
OneMedNet Corp. (a)	6,069	(4,315)
Smith & Nephew PLC, ADR	1,300	(37,453)
Straumann Holding AG (c)	269	(35,359)

		(529,934)

Insurance — 0.0%
Zurich Financial Services UKISA Ltd. (a),(c)	43	(31,804)

Materials — 0.0%
ArcelorMittal SA	8,900	(535,958)
Atlas Lithium Corp. (a)	5,600	(20,664)
BASF SE (c)	700	(37,417)
Critical Metals Corp. (a)	28,100	(288,025)
Lifezone Metals Ltd. (a)	600	(2,328)
Mercer International, Inc. (a)	500	(330)
Titan America SA (a)	1,500	(27,990)

		(912,712)

Media — 0.0%
Criteo SA, ADR (a)	300	(5,484)

Media & Entertainment — 0.0%
Brera Holdings PLC (a)	800	(4,048)
Gambling.com Group Ltd. (a)	2,600	(4,940)
Manchester United PLC (a)	1,000	(22,930)
WPP PLC, ADR	7,400	(114,626)

		(146,544)

Pharmaceuticals, Biotechnology & Life Sciences — (0.1)%
Alvotech SA (a)	8,500	(31,365)
Autolus Therapeutics PLC, ADR (a)	14,000	(22,400)
GH Research PLC (a)	200	(5,376)
GSK PLC, ADR (c)	44,925	(2,354,968)
Immatics NV (a)	2,200	(22,286)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
InflaRx NV (a)	200	$(448)
Merck KGaA (a),(c)	177	(29,673)
Novo Nordisk AS, ADR (c)	2,951	(141,471)
Novo Nordisk AS (c)	74	(3,554)
NuCana PLC, ADR (a)	271	(412)
Tiziana Life Sciences Ltd. (a)	1,200	(1,536)

		(2,613,489)

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	200	(1,410)
Redcloud Holdings PLC (a)	5	(2)

		(1,412)

Semiconductors & Semiconductor Equipment — 0.0%
BE Semiconductor Industries NV (c)	5	(1,651)
NXP Semiconductors NV (c)	288	(80,937)
WISeKey International Holding Ltd., ADR (a)	500	(3,660)

		(86,248)

Software & Services — (0.2)%
AiRWA, Inc. (a)	312	(2,356)
Argo Blockchain PLC, ADR (a)	100	(380)
Arqit Quantum, Inc. (a)	2,010	(59,737)
Endava PLC, ADR (a)	2,200	(6,226)
Nebius Group NV (a),(c)	5,835	(1,611,452)
SAP SE, ADR (c)	24,052	(3,706,654)

		(5,386,805)

Technology Hardware & Equipment — (0.1)%
Logitech International SA (c)	354	(33,208)
Logitech International SA (c)	307	(28,870)
Nokia OYJ, ADR	106,700	(1,416,976)
SCHMID Group NV (a)	900	(5,634)
Telefonaktiebolaget LM Ericsson, ADR	87,200	(972,280)

		(2,456,968)

Transportation — 0.0%
Deutsche Lufthansa AG (c)	3,829	(43,876)
Deutsche Post AG (c)	298	(18,117)
Ryanair Holdings PLC, ADR	4,950	(320,513)

		(382,506)

Utilities — 0.0%
National Grid PLC, ADR	1,700	(140,879)
Vojvodinapromet doo Vrbas (a)	8,500	(43,945)

		(184,824)

Total Europe		(19,536,879)

Middle East — (0.1)%
Automobiles & Components — 0.0%
Foresight Autonomous Holdings Ltd., ADR (a)	4	(7)
Mobileye Global, Inc., Class A (a),(c)	3,123	(30,231)
REE Automotive Ltd. (a)	1,057	(207)

		(30,445)

Capital Goods — 0.0%
A2Z Cust2Mate Solutions Corp. (a)	7,800	(45,396)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Kornit Digital Ltd. (a)	500	$(8,125)

		(53,521)

Diversified Financials — 0.0%
Etoro Group Ltd. (a)	6,100	(240,767)

Health Care Equipment & Services — 0.0%
Lifeward Ltd. (a)	50	(393)
Nano-X Imaging Ltd. (a)	6,600	(7,656)

		(8,049)

Materials — 0.0%
Eldorado Gold Corp.	200	(6,218)

Media & Entertainment — 0.0%
Nexxen International Ltd. (a)	1,000	(9,030)
Perion Network Ltd. (a)	1,299	(12,613)
Yalla Group Ltd., ADR (a)	100	(549)

		(22,192)

Pharmaceuticals, Biotechnology & Life Sciences — (0.1)%
BiomX, Inc. (a)	10	(3)
Galmed Pharmaceuticals Ltd. (a)	28	(16)
MediWound Ltd. (a)	300	(4,410)
NeuroSense Therapeutics Ltd. (a)	300	(216)
SciSparc Ltd. (a)	25	(138)
Teva Pharmaceutical Industries Ltd., ADR (a)	23,500	(796,180)
XTL Biopharmaceuticals Ltd., ADR (a)	10	(27)

		(800,990)

Retailing — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	4,400	(12,804)
Global-e Online Ltd. (a)	10,400	(361,192)

		(373,996)

Software & Services — 0.0%
Hub Cyber Security Ltd. (a)	1,015	(1,705)
Nice Ltd., ADR (a),(c)	5,710	(518,754)
Wix.com Ltd. (a),(c)	157	(7,123)

		(527,582)

Technology Hardware & Equipment — 0.0%
Arbe Robotics Ltd. (a)	37,600	(31,208)
Gauzy Ltd. (a)	190	(91)
Innoviz Technologies Ltd. (a)	4,400	(3,349)
ParaZero Technologies Ltd. (a)	7,950	(3,867)
Rail Vision Ltd. (a)	653	(3,011)
Wearable Devices Ltd. (a)	348	(575)

		(42,101)

Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.	30,500	(793,000)

Total Middle East		(2,898,861)

North America — (17.4)%
Automobiles & Components — (0.1)%
Adient PLC (a)	400	(7,352)
Aptiv PLC (a)	3,500	(214,830)
BorgWarner, Inc.	2,600	(172,640)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dauch Corp. (a)	266	$(1,442)
Empery Digital, Inc. (a)	2,451	(8,725)
Envirotech Vehicles, Inc. (a)	300	(510)
Faraday Future Intelligent Electric, Inc. (a)	97,500	(22,474)
FLY-E Group, Inc. (a)	2	(4)
Ford Motor Co. (c)	21,245	(295,305)
Goodyear Tire & Rubber Co. (a)	14,503	(95,720)
Lear Corp.	2,400	(321,744)
Livewire Group, Inc. (a)	300	(336)
Lucid Group, Inc. (a)	0	(2)
Lucid Group, Inc. (a)	120,943	(809,109)
Patrick Industries, Inc.	650	(58,357)
Stellantis NV (a),(c)	1,743	(9,957)
Workhorse Group, Inc. (a)	381	(1,170)
Worksport Ltd. (a)	5	(5)
XPEL, Inc. (a)	900	(44,640)

		(2,064,322)

Banks — (2.7)%
Atlantic Union Bankshares Corp.	30	(1,269)
Axos Financial, Inc. (a)	28,831	(2,807,851)
Bank of Marin Bancorp	18,735	(518,960)
Bank OZK	116,013	(6,043,117)
Bankwell Financial Group, Inc.	6,772	(397,855)
Beacon Financial Corp.	38	(1,157)
BOK Financial Corp.	8,597	(1,193,951)
Burke & Herbert Financial Services Corp.	10,837	(778,747)
Canadian Imperial Bank of Commerce	5,000	(575,000)
Capital Bancorp, Inc.	27,998	(983,290)
Carter Bankshares, Inc.	3,014	(102,506)
Cathay General Bancorp	3,012	(186,714)
Citizens Financial Group, Inc. (c)	57,643	(4,039,045)
City Holding Co.	35,859	(4,756,338)
Customers Bancorp, Inc. (a)	13,534	(1,070,539)
East West Bancorp, Inc.	106,713	(13,775,581)
FB Financial Corp.	3,213	(177,840)
Fifth Third Bancorp	56,081	(3,161,286)
First Citizens BancShares, Inc. (c)	15	(31,212)
First Hawaiian, Inc.	109,747	(3,215,587)
Firstsun Capital Bancorp (a)	32	(1,241)
FNB Corp.	21,675	(413,559)
Hancock Whitney Corp.	105,898	(7,912,699)
Hanmi Financial Corp.	6,812	(220,709)
Home BancShares, Inc.	116,650	(3,330,358)
Hope Bancorp, Inc.	32,711	(447,486)
Huntington Bancshares, Inc.	32	(567)
JPMorgan Chase & Co. (c)	7	(2,291)
Mechanics Bancorp	1,090	(17,331)
Nicolet Bankshares, Inc.	37	(6,119)
OceanFirst Financial Corp.	26,478	(517,115)
Orrstown Financial Services, Inc.	13	(531)
Pathward Financial, Inc.	50,725	(4,416,119)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Patriot National Bancorp, Inc. (a)	1,900	$(1,819)
Preferred Bank	60,911	(6,472,403)
ServisFirst Bancshares, Inc.	7,382	(640,389)
Southern First Bancshares, Inc. (a)	189	(11,548)
Texas Capital Bancshares, Inc.	68,210	(7,043,365)
Triumph Financial, Inc. (a)	32,417	(2,473,741)
Truist Financial Corp. (c)	653	(32,532)
U.S. Bancorp	115,851	(6,997,400)
UMB Financial Corp.	54,094	(7,722,459)
United Bankshares, Inc.	3,277	(150,185)
United Community Banks, Inc.	28,715	(1,007,609)
USCB Financial Holdings, Inc.	525	(10,742)
Valley National Bancorp	303,035	(4,439,463)
Washington Trust Bancorp, Inc.	20,982	(765,423)
Wells Fargo & Co. (c)	27	(2,231)
WesBanco, Inc.	8,261	(322,427)
Western Alliance Bancorp	5,793	(476,185)
Wintrust Financial Corp.	5	(804)
Zions Bancorp NA	4,219	(291,913)

		(99,966,608)

Capital Goods — (1.5)%
374Water, Inc. (a)	910	(1,729)
A.O. Smith Corp. (c)	1,143	(71,689)
Advanced Drainage Systems, Inc. (c)	161	(25,271)
AeroVironment, Inc. (a)	9,280	(1,531,850)
Aevex Corp. (a)	1,800	(37,602)
AgEagle Aerial Systems, Inc. (a)	18,100	(16,133)
AIRO Group Holdings, Inc. (a)	600	(4,434)
Allison Transmission Holdings, Inc.	300	(33,822)
American Superconductor Corp. (a)	3,400	(141,134)
API Group Corp. (a)	3,000	(127,050)
Applied Aerospace & Defense, Inc. (a)	200	(4,556)
Archer Aviation, Inc. (a)	232,200	(1,098,306)
Argan, Inc.	120	(95,826)
Array Technologies, Inc. (a)	18,500	(137,085)
ATS Corp. (a)	2,800	(80,584)
Axon Enterprise, Inc. (a)	7,420	(4,159,726)
Babcock & Wilcox Enterprises, Inc. (a)	700	(9,870)
Beam Global (a)	6,800	(8,840)
Beta Technologies, Inc. (a)	400	(6,700)
Blink Charging Co. (a)	38,400	(24,568)
Bloom Energy Corp. (a),(c)	26	(7,870)
Boeing Co. (a)	6,300	(1,363,761)
Builders FirstSource, Inc. (a),(c)	173	(15,480)
Byrna Technologies, Inc. (a)	4,800	(32,208)
Cadre Holdings, Inc.	3,400	(96,934)
Carlisle Cos., Inc.	240	(87,060)
Carrier Global Corp.	1,600	(117,360)
Caterpillar, Inc. (c)	114	(121,399)
CEA Industries, Inc. (a)	1,500	(4,080)
Cleancore Solutions, Inc. (a)	24,570	(20,147)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
CNH Industrial NV (c)	111	$(1,247)
Columbus McKinnon Corp.	1,100	(16,643)
Comfort Systems USA, Inc.	1,280	(2,536,896)
Construction Partners, Inc. (a)	500	(59,385)
Core & Main, Inc., Class A (a)	13,700	(661,025)
CSW Industrials, Inc.	1,080	(300,564)
Cummins, Inc. (c)	19	(13,551)
Deere & Co. (c)	1,083	(686,979)
Draganfly, Inc. (a)	199	(1,079)
Dragonfly Energy Holdings Corp. (a)	3,940	(7,722)
Eaton Corp. PLC (c)	13,442	(5,727,905)
Emerson Electric Co. (c)	9,574	(1,370,518)
Energous Corp. (a)	716	(17,220)
Energy Focus, Inc. (a)	7	(23)
EquipmentShare.com, Inc. (a)	1,700	(33,422)
Esab Corp.	100	(9,863)
ESCO Technologies, Inc.	20	(7,001)
ESS Tech, Inc. (a)	6,913	(6,567)
Eve Holding, Inc. (a)	2,500	(6,275)
Expion360, Inc. (a)	100	(45)
Fastenal Co. (c)	19,736	(947,920)
Ferguson Enterprises, Inc. (c)	5,687	(1,349,696)
Flowserve Corp.	5,300	(393,048)
Flux Power Holdings, Inc. (a)	400	(346)
Forgent Power Solutions, Inc. (a),(c)	95	(5,307)
Fortune Brands Innovations, Inc. (c)	847	(46,500)
FTAI Aviation Ltd. (c)	16,675	(4,511,088)
FTC Solar, Inc. (a)	1,834	(9,317)
GE Vernova, Inc. (c)	1,580	(1,856,279)
General Electric Co.	120	(44,848)
Gibraltar Industries, Inc. (a)	500	(22,550)
Hawkeye 360, Inc. (a)	100	(2,022)
Herc Holdings, Inc.	25	(3,583)
Honeywell Aerospace, Inc. (a)	150	(33,162)
Honeywell International, Inc.	350	(78,365)
Howmet Aerospace, Inc.	800	(215,088)
Hyperscale Data, Inc. (a)	135,600	(19,079)
IES Holdings, Inc. (a)	120	(88,159)
Illinois Tool Works, Inc. (c)	54	(14,605)
Inlif Ltd. (a)	0	0
ITT, Inc. (c)	44	(8,701)
JBT Marel Corp.	500	(72,500)
Karman Holdings, Inc. (a)	300	(14,976)
KULR Technology Group, Inc. (a)	7,700	(29,337)
Laser Photonics Corp. (a)	1,930	(3,184)
Masco Corp. (c)	2,992	(243,459)
Masterbrand, Inc. (a)	8,400	(86,436)
MDA Space Ltd. (a)	1,300	(53,664)
Microvast Holdings, Inc. (a)	500	(585)
Middleby Corp. (a)	1,300	(223,613)
Modine Manufacturing Co. (a)	10,600	(2,830,412)
Momentus, Inc. (a)	3,500	(23,520)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Mueller Industries, Inc.	800	$(98,344)
NANO Nuclear Energy, Inc. (a)	1,400	(29,596)
Nauticus Robotics, Inc. (a)	1,525	(1,876)
NeoVolta, Inc. (a)	6,200	(19,530)
New Horizon Aircraft Ltd. (a)	7,200	(14,184)
Nextpower, Inc., Class A (a)	12,096	(1,441,117)
Northann Corp. (a),(d)	31	(5)
Nuburu, Inc. (a)	55,400	(7,097)
NuScale Power Corp. (a),(c)	7,893	(79,167)
Nuvve Holding Corp. (a)	99	(39)
PN Smart Energy Ltd. (a)	15	(57)
Powell Industries, Inc.	3,180	(910,625)
PowerBank Corp. (a)	6,000	(4,140)
Primoris Services Corp.	1,300	(128,856)
Quanex Building Products Corp.	400	(7,448)
Quanta Services, Inc. (c)	5,842	(4,206,474)
QXO, Inc. (a)	128,297	(2,216,972)
Red Cat Holdings, Inc. (a)	24,000	(255,600)
Redwire Corp. (a)	7,800	(95,394)
Regal Rexnord Corp.	1,800	(428,742)
Resideo Technologies, Inc. (a)	11,000	(342,100)
Rocket Lab Corp. (a)	61,600	(6,261,640)
Rockwell Automation, Inc. (c)	166	(82,183)
RYTHM, Inc. (a)	200	(5,096)
Safe Pro Group, Inc. (a)	200	(866)
Shoals Technologies Group, Inc. (a)	12,500	(123,750)
Sidus Space, Inc. (a)	30,100	(84,581)
SiteOne Landscape Supply, Inc. (a),(c)	222	(25,399)
SKYX Platforms Corp. (a)	2,400	(2,652)
SolarMax Technology, Inc. (a)	1,500	(523)
StandardAero, Inc. (a)	13,200	(394,812)
Stardust Power, Inc. (a)	860	(1,342)
Sterling Infrastructure, Inc. (a)	40	(33,574)
Sunbelt Rentals Holdings, Inc.	1,500	(112,215)
SunPower, Inc. (a)	9,181	(6,310)
TAT Technologies Ltd. (a)	100	(4,823)
Tecnoglass, Inc.	300	(14,043)
Terra Innovatum Global NV (a)	1,600	(7,872)
Terrestrial Energy, Inc. (a)	6,300	(44,604)
Trane Technologies PLC (c)	16	(7,859)
Valmont Industries, Inc.	60	(34,656)
Vertiv Holdings Co. (c)	10,844	(3,630,788)
Virgin Galactic Holdings, Inc. (a)	5,199	(15,025)
Visionwave Holdings, Inc. (a)	998	(4,291)
Voyager Technologies, Inc. (a)	8,500	(274,125)
VSE Corp.	4,400	(1,005,400)
Watsco, Inc. (c)	438	(182,528)
Watts Water Technologies, Inc.	240	(93,948)
WW Grainger, Inc. (c)	27	(36,731)
X-Energy, Inc. (a)	4,600	(84,456)

		(57,041,808)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Commercial & Professional Services — (0.2)%
Amentum Holdings, Inc. (a)	9	$(186)
Aqua Metals, Inc. (a)	100	(289)
Asure Software, Inc. (a)	200	(1,588)
Automatic Data Processing, Inc. (c)	62	(13,885)
Bridger Aerospace Group Holdings, Inc. (a)	3,600	(6,912)
Broadridge Financial Solutions, Inc. (c)	78	(10,682)
CACI International, Inc. (a)	360	(166,773)
Casella Waste Systems, Inc. (a)	12,800	(1,241,216)
CBIZ, Inc. (a)	200	(6,416)
Conduent, Inc. (a)	1,100	(1,606)
Equifax, Inc. (c)	340	(53,965)
First Advantage Corp. (a)	4,386	(79,167)
Greenwave Technology Solutions, Inc. (a)	129	(383)
Healthcare Services Group, Inc. (a)	200	(4,912)
HNI Corp.	66	(2,667)
KBR, Inc.	100	(3,453)
Knightscope, Inc. (a)	5,188	(10,947)
LanzaTech Global, Inc. (a)	46	(314)
Nixxy, Inc. (a)	7,714	(11,571)
Odyssey Marine Exploration, Inc. (a)	17,500	(14,882)
Onterris, Inc. (a)	4,600	(92,966)
Parsons Corp. (a)	2,100	(110,019)
Paychex, Inc. (c)	81	(7,965)
Paycom Software, Inc. (c)	26	(3,268)
Perma-Fix Environmental Services, Inc. (a)	3,400	(48,586)
RB Global, Inc.	23,300	(2,713,285)
Skillsoft Corp. (a)	900	(4,662)
Spire Global, Inc. (a)	150	(2,790)
SS&C Technologies Holdings, Inc. (c)	16,430	(1,019,481)
Tetra Tech, Inc.	8,200	(236,898)
Thomson Reuters Corp. (c)	73	(5,962)
Thomson Reuters Corp. (c)	67	(5,472)
TIC Solutions, Inc. (a)	58,900	(476,501)
TransUnion (c)	10,934	(788,779)
Youlife Group, Inc., ADR (a)	2,000	(1,124)

		(7,149,572)

Consumer Durables & Apparel — (0.1)%
Algorhythm Holdings, Inc. (a)	1,395	(798)
Champion Homes, Inc. (a)	1,600	(140,992)
Columbia Sportswear Co.	300	(18,546)
Deckers Outdoor Corp. (a),(c)	190	(18,865)
DR Horton, Inc. (c)	195	(31,762)
Dream Finders Homes, Inc. (a)	100	(1,726)
Gildan Activewear, Inc.	8,700	(448,920)
GoPro, Inc. (a)	3,900	(3,034)
Hasbro, Inc.	3,300	(272,547)
Installed Building Products, Inc. (c)	1,145	(263,167)
KB Home (c)	199	(12,455)
Koss Corp. (a)	100	(401)
Lennar Corp., Class A (c)	337	(30,495)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Lifetime Brands, Inc.	400	$(3,412)
Lululemon Athletica, Inc. (a)	2,000	(228,360)
NIKE, Inc., Class B (c)	14,150	(580,858)
PulteGroup, Inc. (c)	189	(25,933)
PVH Corp. (c)	6,567	(487,665)
SharkNinja, Inc. (a)	10,800	(1,644,516)
Smartbird, Inc. (a)	1,905	(7,620)
Smith Douglas Homes Corp. (a)	100	(1,554)
Somnigroup International, Inc.	16,500	(1,293,600)
Sonos, Inc. (a)	11,300	(152,889)
Traeger, Inc. (a)	16	(1,261)
Tron, Inc. (a)	1,086	(1,748)
XMAX, Inc. (a)	17	(155)
YETI Holdings, Inc. (a)	1,100	(54,516)

		(5,727,795)

Consumer Services — (1.2)%
All In FutureTech Alliance, Inc. (a)	16	(36)
Aureus Greenway Holdings, Inc. (a)	2,700	(10,773)
BJ’s Restaurants, Inc. (a)	200	(12,147)
Black Rock Coffee Bar, Inc. (a)	900	(7,461)
Booking Holdings, Inc. (c)	2,726	(485,882)
Brightstar Lottery PLC	800	(8,576)
Carnival Corp. Ltd.	71,001	(2,028,499)
Cava Group, Inc. (a),(c)	41	(3,218)
Coursera, Inc. (a)	10,800	(60,912)
Dine Brands Global, Inc.	100	(3,590)
Domino’s Pizza, Inc. (c)	3,341	(989,070)
DoorDash, Inc. (a)	3,620	(667,999)
DraftKings, Inc. (a)	30	(758)
Dutch Bros, Inc., Class A (a),(c)	6,658	(478,111)
Expedia Group, Inc. (c)	1,970	(504,084)
Flutter Entertainment PLC (a)	37,840	(3,866,113)
Full House Resorts, Inc. (a)	2,500	(6,975)
Global Business Travel Group I (a)	1,100	(10,329)
Hilton Grand Vacations, Inc. (a)	100	(5,237)
KinderCare Learning Cos., Inc. (a)	300	(1,275)
Liberty Live Holdings, Inc. (a)	1,299	(137,226)
Marriott International, Inc.	5,080	(1,882,597)
McDonald’s Corp. (c)	1,262	(341,131)
Nerdy, Inc. (a)	12,690	(11,625)
OneSpaWorld Holdings Ltd.	4,500	(127,080)
Papa John’s International, Inc.	10,100	(371,377)
Planet Fitness, Inc., Class A (a)	3,000	(156,510)
Pursuit Attractions & Hospitality, Inc. (a)	100	(5,597)
Red Rock Resorts, Inc.	1,800	(117,108)
Restaurant Brands International, Inc. (c)	19,956	(1,447,010)
Royal Caribbean Cruises Ltd. (c)	39,740	(12,618,642)
Sabre Corp. (a)	10,600	(22,154)
Shake Shack, Inc. (a),(c)	1,462	(81,901)
SHARPLINK, Inc. (a)	53,999	(259,195)
Six Flags Entertainment Corp. (a)	31,588	(672,824)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sports Entertainment Gaming Global Corp. (a)	1,500	$(1,395)
Starbucks Corp.	92,700	(9,473,013)
Stride, Inc. (a)	1,800	(155,232)
Texas Roadhouse, Inc.	100	(19,323)
Travel & Leisure Co.	2,100	(160,503)
United Parks & Resorts, Inc. (a)	3,600	(171,864)
Wingstop, Inc. (c)	426	(73,873)
WW International, Inc. (a)	300	(4,794)
Xponential Fitness, Inc. (a)	4,800	(33,216)
Yum! Brands, Inc. (c)	37,789	(6,040,949)

		(43,537,184)

Diversified Financials — (1.9)%
Acacia Research Corp. (a)	700	(3,262)
Adamas Trust, Inc.	25	(235)
Advanced Flower Capital, Inc.	1,200	(3,720)
Affiliated Managers Group, Inc.	440	(148,896)
Affirm Holdings, Inc. (a)	16,000	(1,304,800)
AGNC Investment Corp.	80,900	(881,810)
AI Financial Corp. (a)	16,100	(9,420)
Ally Financial, Inc. (c)	996	(45,766)
AlTi Global, Inc. (a)	4,300	(15,523)
American Express Co. (c)	12,057	(4,078,280)
Annaly Capital Management, Inc.	50	(1,118)
Apollo Commercial Real Estate Finance, Inc.	8,800	(93,984)
Apollo Global Management, Inc. (c)	13,273	(1,570,329)
Arbor Realty Trust, Inc.	59,600	(323,032)
ARES Management Corp.	28,000	(3,116,680)
ARMOUR Residential REIT, Inc.	1,460	(25,477)
Atlanticus Holdings Corp. (a)	100	(10,225)
AtlasClear Holdings, Inc. (a)	39,100	(7,695)
Bakkt, Inc. (a)	12,640	(98,718)
Beeline Holdings, Inc. (a)	9,751	(11,896)
Berkshire Hathaway, Inc., Class B (a),(c)	137	(68,553)
Better Home & Finance Holding Co. (a)	3,092	(85,030)
BGC Group, Inc., Class A	700	(7,483)
Bladex, Inc.	100	(6,147)
Block, Inc. (a)	30,400	(2,310,400)
Blue Owl Capital, Inc. (c)	16,391	(143,421)
Brookfield Asset Management Ltd.	10,500	(470,925)
Bullish (a)	8,100	(189,783)
Burford Capital Ltd.	100	(410)
Cannae Holdings, Inc.	800	(11,520)
Capital One Financial Corp. (c)	24	(4,815)
Chicago Atlantic Real Estate Finance, Inc.	400	(4,288)
Claros Mortgage Trust, Inc. (a)	2,200	(5,170)
CME Group, Inc. (c)	115	(25,395)
Coinbase Global, Inc. (a),(c)	32,669	(4,775,881)
Compass Diversified Holdings (a)	1,401	(14,935)
Corebridge Financial, Inc.	2,300	(65,849)
Corpay, Inc. (a)	16,947	(5,647,927)
Credit Acceptance Corp. (a)	40	(25,470)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
DeFi Development Corp. (a)	7,298	$(21,456)
Defi Technologies, Inc. (a)	92,500	(47,564)
DigitalBridge Group, Inc.	5,906	(93,197)
Enova International, Inc. (a)	59,002	(14,203,551)
Euronet Worldwide, Inc. (a)	18,799	(1,375,899)
FactSet Research Systems, Inc. (c)	204	(46,936)
Fidelity National Information Services, Inc.	26,600	(1,034,208)
Figure Technology Solutions, Inc. (a)	18,700	(574,277)
Fiserv, Inc. (a),(c)	23,793	(1,167,047)
Fold Holdings, Inc. (a)	1,800	(816)
Franklin BSP Realty Trust, Inc.	500	(4,070)
Galaxy Digital, Inc. (a)	7,800	(213,252)
Gemini Space Station, Inc. (a)	3,800	(16,188)
Global Payments, Inc. (c)	31,152	(2,260,389)
Golub Capital BDC, Inc.	5	(64)
Great Elm Capital Corp.	92	(501)
HA Sustainable Infrastructure Capital, Inc.	8,400	(328,020)
Happen, Inc. (a)	3,399	(70,495)
Hercules Capital, Inc. (a)	9,847	(155,287)
Innventure, Inc. (a)	12,200	(61,854)
Intercontinental Exchange, Inc. (c)	5,787	(712,438)
Katapult Holdings, Inc. (a)	439	(2,902)
KKR & Co., Inc.	1,100	(100,958)
loanDepot, Inc. (a)	3,900	(4,875)
LPL Financial Holdings, Inc.	7,640	(2,152,035)
Merchants Bancorp	1,150	(57,500)
MFA Financial, Inc.	300	(2,907)
Moelis & Co.	1,800	(117,756)
Moody’s Corp. (c)	5	(2,265)
Morgan Stanley (c)	331	(69,192)
Morningstar, Inc. (c)	14	(2,184)
MSCI, Inc., Class A (c)	31	(17,361)
NerdWallet, Inc. (a)	5,300	(49,025)
Onity Group, Inc. (a)	6	(239)
Oportun Financial Corp. (a)	2,949	(16,839)
Orchid Island Capital, Inc.	56,900	(396,593)
Patria Investments Ltd., Class A	10,100	(110,898)
Paysafe Ltd. (a)	25	(187)
PennyMac Financial Services, Inc.	1,300	(113,230)
PennyMac Mortgage Investment Trust	2,200	(24,816)
Perella Weinberg Partners	300	(4,788)
PROG Holdings, Inc.	100	(4,661)
Raymond James Financial, Inc.	5,409	(822,330)
Ready Capital Corp.	23,400	(40,950)
Redwood Trust, Inc.	1,100	(5,214)
Regional Management Corp.	8,550	(352,260)
Remitly Global, Inc. (a)	4,700	(105,327)
Repay Holdings Corp. (a)	1,700	(7,140)
Rithm Capital Corp.	85,300	(800,967)
Robinhood Markets, Inc. (a)	73,832	(7,403,873)
Rocket Cos., Inc. (a)	51,964	(818,433)
S&P Global, Inc. (c)	5	(2,036)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sezzle, Inc. (a)	800	$(137,304)
Shift4 Payments, Inc. (a)	12,500	(608,000)
SoFi Technologies, Inc. (a)	64,100	(1,149,313)
StepStone Group, Inc.	6,200	(256,432)
StoneX Group, Inc. (a)	50,094	(5,936,139)
Synchrony Financial (c)	4,493	(341,693)
Toast, Inc., Class A (a),(c)	14,726	(409,677)
TPG, Inc.	1,600	(64,880)
Tradeweb Markets, Inc.	10,814	(1,077,723)
Twenty One Capital, Inc. (a)	2,000	(9,900)
Two Harbors Investment Corp.	250	(3,103)
Upstart Holdings, Inc. (a)	100	(3,543)
UWM Holdings Corp.	600	(1,374)
Visa, Inc.	717	(245,996)
Wealthfront Corp. (a)	4,700	(42,018)
Webull Corp. (a)	300	(1,956)
Western Union Co.	2,600	(20,020)
WEX, Inc. (a)	3,200	(451,488)
WisdomTree, Inc.	200	(3,388)

		(72,375,465)

Energy — (0.8)%
American Resources Corp. (a)	2,100	(4,515)
Amplify Energy Corp. (a)	34	(135)
Antero Resources Corp. (a)	16,500	(579,810)
APA Corp. (c)	4,099	(133,504)
Baker Hughes Co.	45,400	(2,519,700)
Baytex Energy Corp.	40,286	(161,144)
Borr Drilling Ltd. (a)	200	(826)
Cactus, Inc.	2,300	(117,829)
California Resources Corp.	150	(7,931)
Cameco Corp. (c)	5,500	(560,230)
Cenovus Energy, Inc.	18,600	(461,466)
Chevron Corp. (c)	1,021	(169,241)
Chord Energy Corp. (c)	449	(51,321)
Clean Energy Fuels Corp. (a)	1,200	(2,460)
CNX Resources Corp. (a),(c)	6,026	(204,462)
Comstock Resources, Inc. (a),(c)	5,253	(78,375)
Core Laboratories, Inc.	1,401	(16,322)
Core Natural Resources, Inc.	1,321	(105,706)
Devon Energy Corp. (c)	11,463	(473,651)
Diversified Energy Co.	400	(5,544)
Encore Energy Corp. (a)	9,500	(12,445)
Energy Fuels, Inc. (a)	400	(5,800)
EOG Resources, Inc. (c)	2,335	(302,920)
EQT Corp. (c)	14,590	(775,750)
Expand Energy Corp. (c)	11,084	(1,010,750)
Expro Group Holdings NV (a)	15,700	(231,889)
Exxon Mobil Corp. (c)	91,013	(12,443,297)
ExxonMobil Holdings Corp. (a),(c)	184	(25,209)
Gevo, Inc. (a)	8,900	(13,350)
Greenland Energy Co. (a)	500	(1,100)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Gulfport Energy Corp. (a)	400	$(67,880)
Innovex International, Inc. (a)	3,000	(74,400)
International Seaways, Inc.	1,600	(122,544)
Kinetik Holdings, Inc.	20	(967)
Kolibri Global Energy, Inc. (a)	700	(3,486)
Lightbridge Corp. (a)	3,300	(29,007)
MIND Technology, Inc. (a)	500	(2,360)
Murphy Oil Corp. (c)	1,597	(51,998)
National Energy Services Reunited Corp. (a)	100	(2,993)
New Era Energy & Digital, Inc. (a)	5,100	(32,538)
NexGen Energy Ltd. (a)	2,600	(24,414)
Noble Corp. PLC	1,448	(54,010)
Northern Oil & Gas, Inc.	5,598	(101,604)
Occidental Petroleum Corp. (c)	523	(25,402)
Oceaneering International, Inc. (a)	2,000	(81,040)
ONEOK, Inc. (c)	31,140	(2,707,312)
Patterson-UTI Energy, Inc. (c)	271	(2,488)
Prairie Operating Co. (a)	100	(72)
Range Resources Corp. (c)	18,086	(672,618)
Sable Offshore Corp. (a)	27,500	(84,700)
SEACOR Marine Holdings, Inc. (a)	2,100	(16,065)
SLB Ltd.	42,400	(1,971,176)
SM Energy Co. (c)	12,697	(331,392)
Targa Resources Corp. (c)	6,800	(1,823,352)
Teekay Tankers Ltd.	37	(2,400)
TETRA Technologies, Inc. (a)	2,900	(32,857)
Tidewater, Inc. (a)	5,000	(333,150)
Uranium Energy Corp. (a)	13,400	(142,844)
Uranium Royalty Corp. (a)	8,700	(24,186)
Ur-Energy, Inc. (a)	13,600	(18,496)
VAALCO Energy, Inc.	41	(208)
Valaris Ltd. (a)	16,000	(1,161,600)
Weatherford International PLC	1,200	(97,800)
Williams Cos., Inc.	17,700	(1,315,818)
XCF Global, Inc. (a)	69,934	(30,869)

		(31,920,728)

Financial Services — 0.0%
PennantPark Floating Rate Capital Ltd.	2,400	(17,952)

Food & Staples Retailing — (0.4)%
Albertsons Cos., Inc., Class A (c)	5,283	(71,479)
BBB Foods, Inc. (a)	3,200	(133,344)
Chefs’ Warehouse, Inc. (a)	400	(38,440)
Dollar General Corp. (c)	1,557	(179,226)
Dollar Tree, Inc. (a),(c)	7,102	(858,987)
Kroger Co. (c)	8,021	(445,406)
Maplebear, Inc. (a),(c)	21,767	(1,030,667)
Performance Food Group Co. (a)	11,000	(1,229,690)
Sprouts Farmers Market, Inc. (a)	11,700	(989,586)
SRX Global, Inc. (a)	158,400	(14,367)
Sysco Corp.	7,000	(585,060)
Target Corp. (c)	2,100	(274,281)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	27,600	$(2,822,100)
United Natural Foods, Inc. (a)	1,100	(50,237)
Walmart, Inc. (c)	63,706	(7,215,342)

		(15,938,212)

Food, Beverage & Tobacco — (0.3)%
Archer-Daniels-Midland Co.	6,800	(519,520)
B&G Foods, Inc.	100	(398)
Beyond Meat, Inc. (a)	32,400	(24,300)
Boston Beer Co., Inc., Class A (a)	200	(35,406)
BRC, Inc. (a)	4,800	(5,328)
Brown-Forman Corp., Class B	3,000	(79,950)
Bunge Global SA	4,701	(501,738)
Cal-Maine Foods, Inc.	4,300	(346,408)
Campbell’s Co. (c)	3,741	(83,312)
Celsius Holdings, Inc. (a)	28,400	(831,552)
Conagra Brands, Inc. (c)	5,106	(68,727)
Del Monte Corp.	300	(8,373)
General Mills, Inc. (c)	7,161	(249,203)
Ispire Technology, Inc. (a)	1,400	(1,568)
Keurig Dr. Pepper, Inc.	117,000	(3,829,410)
Kraft Heinz Co. (c)	103	(2,433)
Mission Produce, Inc. (a)	100	(1,179)
Mondelez International, Inc., Class A (c)	466	(26,953)
Oatly Group AB, ADR (a)	25	(234)
Once Upon a Farm PBC (a)	900	(18,432)
PepsiCo, Inc. (c)	817	(110,622)
Philip Morris International, Inc. (c)	21,842	(3,951,436)
Primo Brands Corp.	2,400	(58,656)
Sow Good, Inc. (a)	560	(2,335)
Tyson Foods, Inc. (c)	3,538	(202,550)
Westrock Coffee Co. (a)	600	(4,866)

		(10,964,889)

Health Care Equipment & Services — (0.7)%
Acadia Healthcare Co., Inc. (a)	4,300	(126,979)
Accuray, Inc. (a)	900	(232)
Aethlon Medical, Inc. (a)	400	(329)
AirSculpt Technologies, Inc. (a)	6,300	(28,350)
Align Technology, Inc. (a)	1,500	(252,990)
Alignment Healthcare, Inc. (a)	700	(16,667)
Astrana Health, Inc. (a)	600	(27,846)
Avinger, Inc. (a),(d)	266	(126)
Baxter International, Inc.	6,300	(134,316)
Beta Bionics, Inc. (a)	800	(12,536)
Biodesix, Inc. (a)	600	(13,530)
Bluejay Diagnostics, Inc. (a)	200	(240)
CapsoVision, Inc. (a)	400	(3,032)
Cencora, Inc. (c)	1	(283)
Centene Corp. (a),(c)	1	(64)
Check Cap Ltd. (a)	200	(250)
Chemed Corp.	20	(9,315)
Claritev Corp. (a)	605	(20,637)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Clover Health Investments Corp. (a)	700	$(3,668)
Cooper Cos., Inc. (a)	6,500	(466,115)
CVS Health Corp.	114,800	(11,876,060)
Dentsply Sirona, Inc.	11,600	(123,076)
Dexcom, Inc. (a)	4,100	(276,135)
Edwards Lifesciences Corp. (a),(c)	1,294	(117,055)
Enovis Corp. (a)	13,600	(281,520)
Envista Holdings Corp. (a)	19,300	(508,555)
Envoy Medical, Inc. (a)	1,500	(1,188)
Femasys, Inc. (a)	465	(1,944)
GE HealthCare Technologies, Inc.	20,300	(1,299,403)
GeneDx Holdings Corp. (a)	2,800	(192,220)
Glaukos Corp. (a)	1,200	(167,712)
Haemonetics Corp. (a)	100	(7,500)
HCA Healthcare, Inc. (c)	21	(8,188)
Health Catalyst, Inc. (a)	2,100	(4,179)
Healthcare Triangle, Inc. (a)	46	(83)
HealthEquity, Inc. (a)	9,100	(821,912)
HeartBeam, Inc. (a)	3,000	(2,250)
HeartFlow, Inc. (a)	500	(14,670)
Henry Schein, Inc. (a)	400	(33,408)
Hims & Hers Health, Inc. (a)	65,300	(2,263,951)
Humana, Inc.	160	(63,555)
Hyperfine, Inc. (a)	12,200	(16,470)
ICU Medical, Inc. (a)	1,800	(263,880)
IDEXX Laboratories, Inc. (a)	3,700	(1,947,828)
Inspire Medical Systems, Inc. (a)	800	(35,688)
Integer Holdings Corp. (a)	800	(74,760)
Intelligent Bio Solutions, Inc. (a)	30	(69)
INVO Fertility, Inc. (a)	400	(760)
iSpecimen, Inc. (a)	200	(530)
Joint Corp. (a)	1,700	(14,926)
Kestra Medical Technologies Ltd. (a)	100	(2,544)
Lantheus Holdings, Inc. (a)	1,400	(155,316)
LENSAR, Inc. (a)	100	(571)
LifeMD, Inc.(a)	1,100	(4,543)
Lucid Diagnostics, Inc. (a)	15,000	(16,050)
Medline, Inc. (a)	33,100	(1,305,464)
Medtronic PLC (c)	374	(29,258)
Microbot Medical, Inc. (a)	7,200	(14,040)
Myomo, Inc. (a)	2,400	(2,496)
Nakamoto, Inc. (a)	2,810	(11,099)
Neogen Corp. (a)	28,200	(253,518)
Neuraxis, Inc. (a)	600	(4,386)
Neuronetics, Inc. (a)	9,500	(12,350)
Nexalin Technology, Inc. (a)	200	(66)
Nutex Health, Inc. (a)	700	(119,623)
OptimizeRx Corp. (a)	1,200	(6,864)
OraSure Technologies, Inc. (a)	200	(892)
Orchestra BioMed Holdings, Inc. (a)	38	(164)
Orthofix Medical, Inc. (a)	394	(3,601)
Outset Medical, Inc. (a)	134	(579)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
PACS Group, Inc. (a)	600	$(25,584)
PDL BioPharma, Inc. (a),(d)	4,500	(11,115)
Pediatrix Medical Group, Inc. (a)	200	(5,066)
Pulmonx Corp. (a)	2,200	(2,860)
Pulse Biosciences, Inc. (a)	1,114	(30,891)
Quest Diagnostics, Inc.	300	(63,585)
QuidelOrtho Corp. (a)	11,356	(198,901)
RadNet, Inc. (a)	25	(1,542)
ResMed, Inc. (c)	524	(102,117)
Rockwell Medical, Inc. (a)	3,736	(2,057)
Sanara Medtech, Inc. (a)	100	(2,359)
SANUWAVE Health, Inc. (a)	400	(4,000)
Schrodinger, Inc. (a)	100	(1,625)
Scienture Holdings, Inc. (a)	9,800	(3,430)
SeaStar Medical Holding Corp. (a)	700	(2,569)
Senseonics Holdings, Inc. (a)	5,160	(29,309)
SkyAI, Inc. (a)	10,200	(11,322)
Solana Co. (a)	3,600	(5,940)
Spectral AI, Inc. (a)	5,700	(9,861)
STAAR Surgical Co. (a)	1,300	(37,297)
Stereotaxis, Inc. (a)	6,400	(11,008)
Strata Critical Medical, Inc. (a)	3,800	(20,026)
Streamex Corp. (a)	18,100	(15,390)
Strive, Inc. (a)	22,267	(242,933)
Surgery Partners, Inc. (a)	12,100	(203,280)
Teleflex, Inc.	4,200	(532,392)
TransMedics Group, Inc. (a)	7,200	(478,224)
Treace Medical Concepts, Inc. (a)	800	(3,184)
Valion Bio, Inc. (a)	25	(13)
Vivos Therapeutics, Inc. (a)	4,300	(1,954)
Waystar Holding Corp. (a)	400	(8,212)
ZeroStack Corp. (a)	175	(525)

		(25,548,975)

Household & Personal Products — (0.1)%
Bonk, Inc. (a)	842	(1,280)
Church & Dwight Co., Inc. (c)	788	(76,342)
Colgate-Palmolive Co. (c)	3,065	(280,999)
elf Beauty, Inc. (a)	3,700	(273,800)
Estee Lauder Cos., Inc., Class A	5,800	(457,910)
Honest Co., Inc. (a)	8,300	(30,378)
Kenvue, Inc. (c)	126,300	(2,413,593)
Olaplex Holdings, Inc. (a)	4,100	(8,405)
Procter & Gamble Co. (c)	12,800	(1,876,992)
SkinHealth Systems, Inc. (a)	12,500	(8,656)
Upexi, Inc. (a)	19,200	(15,057)

		(5,443,412)

Insurance — 0.0%
Accelerant Holdings (a)	14,000	(164,080)
Aegon Ltd.	16,200	(136,728)
Allstate Corp.	700	(166,558)
American International Group, Inc.	300	(22,359)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Aon PLC, Class A	240	$(79,605)
Baldwin Insurance Group, Inc. (a)	9,800	(260,484)
eHealth, Inc. (a)	100	(149)
F&G Annuities & Life, Inc. (c)	28	(744)
Fidelity National Financial, Inc. (c)	198	(9,338)
First American Financial Corp. (c)	396	(27,162)
Health In Tech, Inc. (a)	200	(202)
Hippo Holdings, Inc. (a)	24	(678)
Old Republic International Corp. (c)	248	(10,148)
Oscar Health, Inc. (a),(c)	5	(143)
Root, Inc. (a)	17	(951)
Willis Towers Watson PLC	1,200	(313,644)

		(1,192,973)

Materials — (0.5)%
Albemarle Corp. (c)	1,039	(140,296)
Alcoa Corp.	500	(26,070)
Amcor PLC	83,220	(3,607,587)
American Battery Technology Co. (a)	19,300	(54,619)
Amrize Ltd. (a),(c)	348	(18,548)
ASP Isotopes, Inc. (a)	25,900	(161,098)
Axalta Coating Systems Ltd. (a)	1,600	(54,752)
Century Aluminum Co. (a)	6,900	(317,469)
Contango Silver & Gold, Inc. (a)	400	(6,316)
CRH PLC	10,200	(1,091,400)
DuPont de Nemours, Inc. (c)	62	(8,410)
Eagle Materials, Inc. (c)	84	(18,900)
Electra Battery Materials Corp. (a)	1,900	(1,147)
Element Solutions, Inc.	12,800	(611,200)
Flotek Industries, Inc. (a)	100	(2,352)
Foremost Clean Energy Ltd. (a)	200	(292)
Gold Resource Corp. (a)	177	(223)
Hawkins, Inc.	700	(99,470)
Hudbay Minerals, Inc.	1,700	(40,137)
Hycroft Mining Holding Corp. (a)	24,060	(563,004)
International Flavors & Fragrances, Inc.	40,100	(3,176,722)
International Paper Co.	35,100	(1,337,310)
International Tower Hill Mines Ltd. (a)	100	(199)
James Hardie Industries PLC (a)	1,722	(45,082)
Knife River Corp. (a)	500	(41,825)
Largo, Inc. (a)	400	(254)
Mosaic Co.	12,800	(271,232)
New Found Gold Corp. (a)	2,300	(3,542)
NewMarket Corp.	120	(94,949)
NioCorp Developments Ltd. (a)	11,100	(53,502)
Nutrien Ltd.	1,700	(107,015)
Perimeter Solutions, Inc. (a)	200	(7,130)
Perpetua Resources Corp. (a)	7,400	(153,624)
PPG Industries, Inc.	800	(97,032)
PureCycle Technologies, Inc. (a)	26,800	(217,348)
Quaker Chemical Corp.	200	(31,774)
REalloys, Inc. (a)	4,100	(59,245)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Smurfit Westrock PLC	75,000	$(3,469,500)
Standard Lithium Ltd. (a)	13,400	(36,850)
Steel Dynamics, Inc.	1,300	(298,298)
TMC the metals Co., Inc. (a)	1,500	(6,645)
Trilogy Metals, Inc. (a)	100	(351)
TRX Gold Corp. (a)	100	(82)
U.S. Antimony Corp. (a)	400	(2,904)
U.S. Gold Corp. (a)	800	(12,264)
USA Rare Earth, Inc. (a)	48,200	(1,040,156)

		(17,388,125)

Media — 0.0%
fuboTV, Inc. (a)	7,067	(65,016)

Media & Entertainment — (0.6)%
Angel Studios, Inc. (a)	12,200	(44,774)
Angi, Inc. (a)	410	(2,440)
BuzzFeed, Inc. (a)	1,677	(2,448)
Cable One, Inc. (a)	300	(15,933)
Cardlytics, Inc. (a)	380	(1,706)
Charter Communications, Inc. (a)	140	(19,909)
EchoStar Corp. (a)	29,958	(3,040,737)
Electronic Arts, Inc. (c)	3,685	(755,572)
EverQuote, Inc. (a)	200	(4,758)
Firy, Inc. (a)	3,700	(37,666)
GameSquare Holdings, Inc. (a)	28,500	(11,258)
GIBO Holdings Ltd. (a)	1	(23)
Gray Media, Inc.	200	(794)
Liberty Broadband Corp. (a)	21,700	(721,742)
Liberty Media Corp.-Liberty Formula One (a)	400	(35,016)
Lionsgate Studios Corp. (a)	8	(123)
Magnite, Inc. (a)	2,200	(41,756)
Match Group, Inc.	39,300	(1,495,365)
Mega Matrix, Inc. (a)	7,000	(2,065)
MNTN, Inc. (a)	200	(1,840)
National CineMedia, Inc.	10,360	(39,368)
Netflix, Inc. (a)	1,000	(71,400)
Newsmax, Inc. (a)	9,100	(75,348)
Nexstar Media Group, Inc.	1,111	(198,414)
NIQ Global Intelligence PLC (a)	4,900	(45,815)
Omnicom Group, Inc. (c)	25,446	(1,853,232)
Onfolio Holdings, Inc. (a)	31	(9)
Paramount Skydance Corp.	4,400	(43,384)
People, Inc. (a)	200	(9,232)
Pinterest, Inc. (a)	11,300	(237,639)
PSQ Holdings, Inc. (a)	15,100	(6,082)
Reddit, Inc. (a)	20,700	(3,593,106)
Roku, Inc. (a)	7,100	(980,794)
RUM Group, Inc. (a)	2,600	(16,484)
Scholastic Corp.	100	(4,600)
Sinclair, Inc.	900	(12,825)
Sirius XM Holdings, Inc.	19	(561)
Stagwell, Inc. (a)	1,700	(12,631)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Stubhub Holdings, Inc. (a)	11,300	$(145,431)
Take-Two Interactive Software, Inc. (a)	10,700	(2,674,786)
Teads Holding Co. (a)	1,000	(767)
TKO Group Holdings, Inc.	4,200	(845,502)
TripAdvisor, Inc. (a)	32,100	(440,091)
Vivid Seats, Inc. (a)	30	(196)
Walt Disney Co.	23,700	(2,281,125)
Warner Bros Discovery, Inc. (a)	57,974	(1,545,587)
Yelp, Inc. (a)	7,600	(186,352)
Ziff Davis, Inc. (a)	200	(10,474)
ZoomInfo Technologies, Inc. (a),(c)	1,005	(2,945)

		(21,570,105)

Pharmaceuticals, Biotechnology & Life Sciences — (1.1)%
10X Genomics, Inc., Class A (a)	2,400	(92,016)
60 Degrees Pharmaceuticals, Inc. (a)	300	(528)
AbbVie, Inc. (c)	1,900	(478,116)
ABVC BioPharma, Inc. (a)	100	(158)
Aceragen, Inc. (a),(d)	735	(283)
Aclaris Therapeutics, Inc. (a)	400	(2,116)
Adial Pharmaceuticals, Inc. (a)	704	(1,802)
Adlai Nortye Ltd., ADR (a)	500	(5,750)
Agenus, Inc. (a)	974	(2,980)
Agilent Technologies, Inc. (c)	1,483	(196,987)
Aldeyra Therapeutics, Inc. (a)	200	(426)
Aligos Therapeutics, Inc. (a)	900	(5,193)
Alzamend Neuro, Inc. (a)	100	(120)
Apogee Therapeutics, Inc. (a)	600	(79,638)
Arbutus Biopharma Corp. (a)	12,400	(59,520)
AtaiBeckley, Inc. (a)	400	(2,108)
Atara Biotherapeutics, Inc. (a)	1,464	(16,807)
Atossa Therapeutics, Inc. (a)	750	(1,447)
Aura Biosciences, Inc. (a)	1,900	(13,490)
Aurora Cannabis, Inc. (a)	200	(558)
Avalo Therapeutics, Inc. (a)	1,200	(22,176)
Avantor, Inc. (a)	16,400	(162,360)
Azenta, Inc. (a)	1,300	(33,176)
Azitra, Inc. (a)	15	(2)
BioAtla, Inc. (a)	36	(149)
Biogen, Inc. (a)	5,700	(1,231,542)
BioLife Solutions, Inc. (a)	2,200	(62,128)
BioMarin Pharmaceutical, Inc. (a)	2,600	(148,772)
BioRestorative Therapies, Inc. (a)	200	(75)
Bio-Techne Corp.	28,100	(1,985,265)
Bioxcel Therapeutics, Inc. (a)	9,455	(13,331)
Black Diamond Therapeutics, Inc. (a)	10,200	(18,870)
BridgeBio Oncology Therapeutics, Inc. (a)	200	(1,524)
Bristol-Myers Squibb Co. (c)	2,801	(161,394)
Bruker Corp.	300	(18,054)
Calidi Biotherapeutics, Inc. (a)	16	(3)
Candel Therapeutics, Inc. (a)	1,500	(15,450)
Canopy Growth Corp. (a)	83,480	(79,306)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Canton Strategic Holdings, Inc. (a)	3,400	$(9,588)
Capricor Therapeutics, Inc. (a)	800	(19,264)
Cardio Diagnostics Holdings, Inc. (a)	15	(33)
Catalyst Pharmaceuticals, Inc. (a)	21,300	(669,459)
cbdMD, Inc. (a)	2,530	(1,703)
CDT Equity, Inc. (a)	28	(16)
CG oncology, Inc. (a)	3,000	(213,150)
Charles River Laboratories International, Inc. (a)	3,500	(793,765)
Cingulate, Inc. (a)	4,100	(22,427)
Citius Pharmaceuticals, Inc. (a)	1,862	(1,126)
Climb Bio, Inc. (a)	2,400	(31,296)
CNS Pharmaceuticals, Inc. (a)	49	(234)
Cogent Biosciences, Inc. (a)	1,100	(42,570)
Cognition Therapeutics, Inc. (a)	27,700	(31,855)
Collegium Pharmaceutical, Inc. (a)	100	(3,620)
Contineum Therapeutics, Inc. (a)	200	(3,278)
Corbus Pharmaceuticals Holdings, Inc. (a)	300	(2,814)
CorMedix, Inc. (a)	4,100	(32,185)
Crinetics Pharmaceuticals, Inc. (a)	1,200	(44,904)
Cronos Group, Inc. (a)	1,200	(3,336)
Cumberland Pharmaceuticals, Inc. (a)	600	(3,888)
Cybin, Inc. (a)	1,200	(7,932)
Cypherpunk Technologies, Inc. (a)	2,100	(1,286)
Dare Bioscience, Inc. (a)	600	(1,266)
Denali Therapeutics, Inc. (a)	100	(2,572)
DiaMedica Therapeutics, Inc. (a)	100	(704)
Dominari Holdings, Inc. (a)	400	(1,256)
Dyne Therapeutics, Inc. (a)	400	(8,884)
Edgewise Therapeutics, Inc. (a)	2,000	(81,260)
Elanco Animal Health, Inc. (a)	82,000	(2,018,020)
Eledon Pharmaceuticals, Inc. (a)	7,200	(28,368)
Eli Lilly & Co. (c)	863	(1,035,108)
Enliven Therapeutics, Inc. (a)	2,200	(111,650)
Erasca, Inc. (a)	12,100	(221,672)
Foghorn Therapeutics, Inc. (a)	200	(976)
Forte Biosciences, Inc. (a)	471	(10,009)
Fortrea Holdings, Inc. (a)	2,600	(45,240)
Forum Markets, Inc. (a)	4,157	(22,572)
Gain Therapeutics, Inc. (a)	7,200	(14,616)
Genelux Corp. (a)	200	(602)
Generate Biomedicines, Inc. (a)	100	(1,687)
Genprex, Inc. (a)	1,500	(778)
Gilead Sciences, Inc. (c)	8	(1,011)
GRAIL, Inc. (a)	300	(20,481)
Greenland Mines Ltd. (a)	29,000	(7,540)
GRI Bio, Inc. (a)	1	(2)
Gyre Therapeutics, Inc. (a)	1,200	(7,908)
Haleon PLC, ADR	197,200	(1,839,876)
Harrow, Inc. (a)	4,600	(195,362)
Hyperion DeFi, Inc. (a)	4,651	(14,604)
Hyperliquid Strategies, Inc. (a)	2,200	(17,314)
ICON PLC (a)	12,000	(2,084,520)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ideaya Biosciences, Inc. (a)	100	$(3,727)
Illumina, Inc. (a)	13,200	(2,320,956)
Immix Biopharma, Inc. (a)	900	(9,279)
Immuneering Corp. (a)	700	(3,493)
Immunic, Inc. (a)	490	(7,531)
Immunome, Inc. (a)	4,500	(95,355)
Incannex Healthcare, Inc. (a)	3,630	(13,649)
Inhibrx Biosciences, Inc. (a)	500	(47,375)
Inmune Bio, Inc. (a)	300	(489)
Instil Bio, Inc. (a)	700	(5,383)
Jade Biosciences, Inc. (a)	195	(4,333)
Jaguar Health, Inc. (a),(d)	1	0
Jaguar Health, Inc. (a)	3	(9)
Jasper Therapeutics, Inc. (a)	1,800	(758)
Johnson & Johnson (c)	2,957	(750,989)
Journey Medical Corp. (a)	1	(7)
Kailera Therapeutics, Inc. (a)	200	(4,406)
Krystal Biotech, Inc. (a)	20	(7,433)
Kura Oncology, Inc. (a)	400	(4,388)
Kyverna Therapeutics, Inc. (a)	200	(1,782)
Larimar Therapeutics, Inc. (a)	1,367	(4,169)
Legend Biotech Corp., ADR (a)	900	(25,992)
LeonaBio, Inc. (a)	140	(1,287)
Lexaria Bioscience Corp. (a)	900	(504)
Lexicon Pharmaceuticals, Inc. (a)	1,000	(2,400)
Ligand Pharmaceuticals, Inc. (a)	200	(63,218)
Lixte Biotechnology Holdings, Inc. (a)	200	(1,484)
Madrigal Pharmaceuticals, Inc. (a)	4,180	(2,244,451)
Medicus Pharma Ltd. (a)	6,500	(2,901)
Medpace Holdings, Inc. (a)	20	(10,592)
MeiraGTx Holdings PLC (a)	2,800	(37,828)
Merck & Co., Inc. (c)	400	(51,400)
Mettler-Toledo International, Inc. (a)	2,300	(2,938,273)
MindWalk Holdings Corp. (a)	500	(790)
MiNK Therapeutics, Inc. (a)	200	(2,338)
Mira Pharmaceuticals, Inc. (a)	500	(473)
Natera, Inc. (a)	1,300	(352,885)
NeuBase Therapeutics, Inc. (a),(d)	49	(18)
Neurogene, Inc. (a)	300	(9,435)
Novartis AG, ADR	19,500	(3,056,040)
NRX Therapeutics, Inc. (a)	1,211	(4,953)
Nurix Therapeutics, Inc. (a)	1,900	(46,094)
Nutriband, Inc. (a)	300	(957)
Nuvalent, Inc., Class A (a)	100	(12,350)
Nuvectis Pharma, Inc. (a)	300	(5,517)
Oncolytics Biotech, Inc. (a)	1,300	(1,235)
Organigram Global, Inc. (a)	4,075	(4,156)
Oruka Therapeutics, Inc. (a)	400	(38,068)
OS Therapies, Inc. (a)	1,800	(3,420)
Outlook Therapeutics, Inc. (a)	7,610	(12,100)
Palisade Bio, Inc. (a)	26,600	(55,594)
PDS Biotechnology Corp. (a)	3,600	(3,172)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
PepGen, Inc. (a)	762	$(1,372)
Pfizer, Inc. (c)	3,334	(80,283)
Praxis Precision Medicines, Inc. (a)	1,220	(408,444)
Precigen, Inc. (a)	5,900	(33,630)
Prestige Consumer Healthcare, Inc. (a)	11,300	(534,151)
ProMIS Neurosciences, Inc. (a)	404	(5,318)
Protagonist Therapeutics, Inc. (a)	13,300	(1,630,314)
Pyxis Oncology, Inc. (a)	100	(301)
Q/C Technologies, Inc. (a)	2,400	(9,360)
Qiagen NV	29,680	(1,160,488)
Quanterix Corp. (a)	1,755	(7,582)
Quantum BioPharma Ltd. (a)	700	(2,534)
Quantum-Si, Inc. (a)	7,000	(6,195)
Quince Therapeutics, Inc. (a)	1	(18)
Rapport Therapeutics, Inc. (a)	1,200	(50,004)
Repligen Corp. (a)	7,900	(1,077,876)
Replimune Group, Inc. (a)	3,900	(43,173)
Revvity, Inc.	3,800	(422,788)
Rezolute, Inc. (a)	400	(2,080)
Rhythm Pharmaceuticals, Inc. (a)	1,500	(166,545)
Rigel Pharmaceuticals, Inc. (a)	10	(391)
Roche Holding AG (c)	37	(15,210)
Sagimet Biosciences, Inc. (a)	3,000	(23,190)
SELLAS Life Sciences Group, Inc. (a)	5,966	(88,058)
Sera Prognostics, Inc. (a)	629	(1,145)
Seres Therapeutics, Inc. (a)	45	(355)
Shuttle Pharmaceuticals Holdings, Inc. (a)	100	(325)
Sionna Therapeutics, Inc. (a)	100	(4,399)
SNDL, Inc. (a)	8,840	(11,934)
Solid Biosciences, Inc. (a)	1,727	(17,253)
Spyre Therapeutics, Inc. (a)	5,648	(501,429)
Stablecoin Development Corp. (a)	1,993	(2,093)
Standard BioTools, Inc. (a)	4,500	(3,702)
Structure Therapeutics, Inc., ADR (a)	100	(5,367)
Summit Therapeutics, Inc. (a)	1,700	(24,769)
Tarsus Pharmaceuticals, Inc. (a)	600	(37,764)
Taysha Gene Therapies, Inc. (a)	500	(3,405)
Tectonic Therapeutic, Inc. (a)	550	(18,906)
Tempus AI, Inc. (a)	8,300	(480,819)
Tenaya Therapeutics, Inc. (a)	700	(517)
Thermo Fisher Scientific, Inc.	60	(30,082)
Tilray Brands, Inc. (a)	35,832	(160,886)
Tonix Pharmaceuticals Holding Corp. (a)	35	(447)
TransCode Therapeutics, Inc. (a)	199	(1,236)
Trevi Therapeutics, Inc. (a)	16,000	(298,400)
Trulieve Cannabis Corp. (a)	100	(983)
TuHURA Biosciences, Inc. (a)	16,900	(39,546)
Unicycive Therapeutics, Inc. (a)	8,400	(39,396)
United Therapeutics Corp. (a)	1,980	(1,072,823)
VeraDermics, Inc. (a)	700	(86,058)
Verastem, Inc. (a)	692	(2,643)
Veru, Inc. (a)	2,682	(8,395)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Viatris, Inc.	200	$(3,176)
Viridian Therapeutics, Inc. (a)	400	(7,348)
Vor BioPharma, Inc. (a)	5,000	(92,050)
Vyome Holdings, Inc. (a)	545	(1,172)
Waters Corp. (a)	14,317	(5,369,448)
X4 Pharmaceuticals, Inc. (a)	2,650	(12,375)
Z Squared, Inc. (a)	1,900	(20,102)
Zevra Therapeutics, Inc. (a)	1,600	(22,944)

		(41,077,640)

Real Estate — (0.1)%
AGNT, Inc.	400	(2,164)
Americold Realty Trust, Inc.	4,900	(77,028)
Braemar Hotels & Resorts, Inc.	1,400	(3,024)
Creative Media & Community Trust Corp. (a)	225	(731)
Crown Castle, Inc.	2,700	(204,471)
Equity LifeStyle Properties, Inc.	400	(25,780)
Equity Residential	400	(27,172)
Essex Property Trust, Inc.	20	(5,832)
Fathom Holdings, Inc. (a)	1,700	(1,717)
Fermi, Inc. (a)	5,600	(51,296)
Gaming & Leisure Properties, Inc.	100	(4,453)
Hudson Pacific Properties, Inc. (a)	3,072	(46,664)
Iron Mountain, Inc. (c)	6	(758)
La Rosa Holdings Corp. (a)	2	(2)
LXP Industrial Trust	877	(47,253)
Macerich Co.	12,400	(312,356)
Millrose Properties, Inc.	12	(361)
NexPoint Diversified Real Estate Trust	822	(4,266)
Outfront Media, Inc.	4,296	(140,737)
Public Storage	600	(190,986)
Rayonier, Inc.	538	(11,449)
Realty Income Corp.	2,248	(139,286)
SBA Communications Corp.	2,000	(352,920)
SL Green Realty Corp.	6,651	(344,322)
Smartstop Self Storage REIT, Inc.	301	(9,782)
Sun Communities, Inc.	600	(71,946)
Ventas, Inc.	38	(3,374)
VICI Properties, Inc.	10,449	(277,421)
Welltower, Inc.	1,100	(249,667)
Weyerhaeuser Co.	200	(4,788)

		(2,612,006)

Real Estate Management & Development — 0.0%
Colliers International Group, Inc.	100	(9,379)
Compass, Inc. (a)	23,310	(287,412)
Cushman & Wakefield Ltd. (a)	8,000	(107,120)
Jones Lang LaSalle, Inc. (a)	120	(37,194)
Opendoor Technologies, Inc. (a)	500	(2,310)
Seaport Entertainment Group, Inc. (a)	500	(13,300)

		(456,715)
Retailing — (0.6)%
Abercrombie & Fitch Co. (a)	4,100	(369,041)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Academy Sports & Outdoors, Inc.	400	$(18,852)
Advance Auto Parts, Inc.	1,000	(62,220)
American Eagle Outfitters, Inc.	400	(6,880)
Arhaus, Inc. (a)	1,200	(10,104)
BARK, Inc. (a)	470	(4,691)
Barnes & Noble Education, Inc. (a)	4,835	(60,728)
Bed Bath & Beyond, Inc. (a)	3,100	(17,949)
Best Buy Co., Inc. (c)	136	(10,320)
Boot Barn Holdings, Inc. (a)	8,600	(1,412,722)
CarParts.com, Inc. (a)	60	(386)
Carvana Co. (a),(c)	18,765	(1,235,112)
Children’s Place, Inc. (a)	300	(915)
Dick’s Sporting Goods, Inc. (c)	2	(454)
Digital Brands Group, Inc. (a)	7,000	(5,271)
eBay, Inc. (c)	1,699	(189,863)
Eightco Holdings, Inc. (a)	120,200	(83,599)
Etsy, Inc. (a)	500	(37,665)
Express, Inc. (a)	0	(3)
Genuine Parts Co. (c)	14,800	(1,746,104)
GigaCloud Technology, Inc. (a)	9,100	(287,560)
Grabagun Digital Holdings, Inc. (a)	600	(1,368)
Groupon, Inc. (a)	2,578	(62,027)
Home Depot, Inc. (c)	26,300	(9,275,484)
Hour Loop, Inc. (a)	6	(11)
Kohl’s Corp.	1,500	(26,580)
Lands’ End, Inc. (a)	275	(2,882)
Lithia Motors, Inc.	120	(34,859)
LKQ Corp.	12,000	(315,960)
Lowe’s Cos., Inc. (c)	420	(92,606)
Macy’s, Inc. (c)	724	(17,050)
Murphy USA, Inc. (c)	290	(156,272)
National Vision Holdings, Inc. (a)	12,500	(237,625)
Ollie’s Bargain Outlet Holdings, Inc. (a)	100	(7,688)
O’Reilly Automotive, Inc. (a)	200	(18,418)
Penske Automotive Group, Inc.	100	(17,895)
PetMed Express, Inc. (a)	4,100	(7,872)
Pool Corp. (c)	1,367	(293,768)
Revolve Group, Inc. (a)	4,000	(91,560)
RideNow Group, Inc. (a)	249	(1,658)
Savers Value Village, Inc. (a)	300	(3,027)
Signet Jewelers Ltd.	11,500	(991,300)
Stitch Fix, Inc. (a)	3,400	(13,974)
TJX Cos., Inc. (c)	444	(67,266)
Ulta Beauty, Inc. (a)	12,400	(5,592,152)
Urban Outfitters, Inc. (a)	1,000	(70,860)
Valvoline, Inc. (a)	1,300	(51,402)
Victoria’s Secret & Co. (a)	800	(66,784)
Warby Parker, Inc. (a)	8,900	(270,026)
Williams-Sonoma, Inc. (c)	1,760	(410,256)

		(23,759,069)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — (0.8)%
Aeluma,Inc. (a)	5,600	$(123,648)
Ambarella, Inc. (a)	300	(25,740)
Analog Devices, Inc. (c)	720	(285,963)
Applied Materials, Inc. (c)	1,280	(925,440)
Astera Labs, Inc. (a),(c)	246	(118,823)
AXT, Inc. (a)	6,100	(439,688)
Blaize Holdings, Inc. (a)	44,100	(60,858)
Broadcom, Inc. (c)	8,820	(3,331,755)
Cerebras Systems, Inc. (a)	4,600	(1,016,600)
Credo Technology Group Holding Ltd. (a),(c)	15,065	(4,096,927)
Datavault AI, Inc. (a)	82,100	(28,735)
Diodes, Inc. (a)	100	(10,944)
Entegris, Inc. (c)	165	(29,677)
First Solar, Inc. (a)	200	(47,192)
GCT Semiconductor Holding, Inc. (a)	200	(594)
GLOBALFOUNDRIES, Inc. (c)	52	(4,285)
Ideal Power, Inc. (a)	200	(1,072)
Impinj, Inc. (a)	2,700	(386,721)
Intel Corp. (a),(c)	1,464	(204,418)
KLA Corp. (c)	413	(124,606)
Lattice Semiconductor Corp. (a)	1,200	(183,552)
MACOM Technology Solutions Holdings, Inc. (a)	1,300	(494,481)
Marvell Technology, Inc. (c)	28,020	(8,346,878)
Microchip Technology, Inc. (c)	50	(4,560)
Micron Technology, Inc. (c)	1,138	(1,313,582)
Monolithic Power Systems, Inc. (c)	3,250	(4,492,670)
Pixelworks, Inc. (a)	200	(1,247)
POET Technologies, Inc. (a)	47,300	(486,244)
Power Integrations, Inc.	600	(50,256)
QUALCOMM, Inc. (c)	9,330	(1,724,091)
Quantum Emotion Corp. (a)	300	(936)
Rigetti Computing, Inc. (a)	50,200	(969,864)
SiTime Corp. (a)	160	(119,290)
SkyWater Technology, Inc. (a)	100	(3,482)
Synaptics, Inc. (a)	1,500	(186,345)
Teradyne, Inc. (c)	4	(1,935)
Texas Instruments, Inc. (c)	3	(894)
Trio-Tech International (a)	1,388	(17,100)

		(29,661,093)

Software & Services — (1.7)%
Accenture PLC, Class A (c)	1,585	(197,237)
ACI Worldwide, Inc. (a)	200	(10,058)
Adobe, Inc. (a),(c)	299	(61,301)
Aduro Clean Technologies, Inc. (a)	200	(3,152)
Agilysys, Inc. (a)	800	(83,600)
Airship AI Holdings, Inc. (a)	551	(1,317)
Alkami Technology, Inc. (a)	5,500	(99,660)
American Bitcoin Corp. (a)	5,360	(3,651)
AppLovin Corp., Class A (a)	26,780	(13,797,859)
Atlassian Corp. (a),(c)	337	(26,215)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Auddia, Inc. (a)	2	$(3)
authID, Inc. (a)	49	(52)
Autodesk, Inc. (a)	5,499	(1,069,116)
Banzai International, Inc. (a)	565	(1,706)
Bentley Systems, Inc.	800	(23,912)
BigBear.ai Holdings, Inc. (a)	148,407	(544,654)
Bit Digital, Inc. (a)	8,900	(16,020)
Bitdeer Technologies Group (a)	200	(3,174)
BitMine Immersion Technologies, Inc.	176,500	(2,349,215)
BlackLine, Inc. (a),(c)	81	(2,274)
Braze, Inc. (a)	15,100	(327,519)
BTCS, Inc. (a)	9,500	(10,545)
BTQ Technologies Corp. (a)	15,700	(84,623)
Cadence Design Systems, Inc. (a),(c)	4	(1,501)
Castellum, Inc. (a)	27,800	(20,013)
CCC Intelligent Solutions Holdings, Inc. (a)	17,600	(90,816)
ChronoScale Corp. (a)	100	(2,222)
CID Holdco, Inc. (a)	300	(522)
Circle Internet Group, Inc. (a),(c)	5,049	(316,219)
Cleanspark, Inc. (a)	35,516	(516,758)
Cloudastructure, Inc. (a)	100	(34)
Cognizant Technology Solutions Corp. (c)	5,884	(227,887)
Constellation Software, Inc. (c)	29	(54,595)
CoreWeave, Inc. (a),(c)	5,928	(590,073)
CXApp, Inc. (a)	4,700	(875)
CYNGN, Inc. (a)	4,100	(5,699)
Datacentrex, Inc. (a)	1,500	(2,670)
Digi Power X, Inc. (a)	16,400	(89,380)
Digimarc Corp. (a)	674	(5,540)
Domo, Inc.(a)	1,900	(5,947)
Duos Technologies Group, Inc. (a)	1,900	(22,800)
D-Wave Quantum, Inc. (a)	113,600	(2,725,264)
Fortinet, Inc. (a),(c)	3	(461)
Freshworks, Inc. (a)	8,356	(84,563)
Fusemachines, Inc. (a)	300	(315)
Gartner, Inc. (a),(c)	1,029	(133,379)
Gen Digital, Inc.	3,000	(74,670)
Gitlab, Inc., Class A (a),(c)	527	(16,089)
Greenidge Generation Holdings, Inc. (a)	130	(233)
Hive Digital Technologies Ltd. (a)	3,300	(12,012)
HubSpot, Inc. (a),(c)	126	(22,996)
I3 Verticals, Inc. (a)	100	(2,136)
International Business Machines Corp. (c)	2,993	(841,662)
Kaltura, Inc. (a)	1,400	(1,820)
Life360, Inc. (a)	2,700	(149,472)
LivePerson, Inc. (a)	100	(190)
LiveRamp Holdings, Inc. (a)	100	(3,764)
MicroAlgo, Inc. (a)	1,063	(4,231)
MicroCloud Hologram, Inc. (a)	3,567	(5,493)
MongoDB, Inc. (a)	1,680	(564,312)
NCR Voyix Corp. (a)	1,600	(13,072)
Nutanix, Inc. (a)	2,200	(112,112)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Okta, Inc. (a)	2,800	$(382,060)
Open Text Corp.	4,600	(101,890)
Oracle Corp. (c)	80,445	(11,789,215)
Palantir Technologies, Inc. (a),(c)	148	(17,267)
Palo Alto Networks, Inc. (a)	45,744	(15,599,619)
Phunware, Inc. (a)	1,892	(3,879)
Procore Technologies, Inc. (a)	17,500	(710,850)
Q2 Holdings, Inc. (a)	61,629	(2,964,355)
Quantinuum, Inc. (a)	100	(8,174)
reAlpha Tech Corp. (a)	1,584	(3,057)
Rekor Systems, Inc. (a)	27,700	(19,249)
Rezolve AI PLC (a)	87,900	(276,885)
RingCentral, Inc.	2,300	(89,654)
Roadzen, Inc. (a)	1,923	(2,808)
SailPoint, Inc. (a)	1,800	(26,352)
Salesforce, Inc. (c)	735	(115,145)
Samsara, Inc. (a)	15,500	(502,665)
ServiceNow, Inc. (a)	3,780	(375,278)
ServiceTitan, Inc. (a)	4,100	(289,911)
SharonAI Holdings, Inc. (a)	100	(8,466)
Snowflake, Inc., Class A (a)	3,800	(967,100)
SOLAI Ltd., ADR (a)	300	(138)
Soluna Holdings, Inc. (a)	44,539	(60,128)
SoundHound AI, Inc., Class A (a)	124,000	(802,280)
Sphere 3D Corp. (a)	1	(3)
SPS Commerce, Inc. (a)	600	(34,302)
Strategy, Inc. (a),(c)	38,237	(3,323,942)
TStamp,Inc.(a)	500	(990)
Tao Synergies, Inc. (a)	300	(1,119)
TaoWeave, Inc. (a)	6	(8)
Teradata Corp. (a)	4,300	(148,995)
TON Strategy Co. (a)	3,799	(9,687)
TSS, Inc. (a)	8,700	(107,010)
UiPath, Inc. (a),(c)	1,872	(20,349)
Unisys Corp. (a)	1,300	(4,758)
VeriSign, Inc. (c)	131	(32,954)
Xanadu Quantum Technologies Ltd. (a)	10,700	(129,577)
XTI Aerospace, Inc. (a)	4,799	(8,686)
Yext, Inc. (a)	208	(971)
ZenaTech, Inc. (a)	15,900	(23,850)
Zeta Global Holdings Corp. (a)	7,400	(145,632)
Zoom Communications, Inc. (a),(c)	2,586	(223,198)
Zscaler, Inc. (a)	3,760	(530,724)

		(65,301,840)

Technology Hardware & Equipment — (1.1)%
908 Devices, Inc. (a)	2,300	(20,010)
Aeva Technologies, Inc. (a)	8,360	(240,099)
AEye, Inc. (a)	14,270	(20,549)
Amphenol Corp., Class A (c)	711	(125,364)
AmpliTech Group, Inc. (a)	800	(5,568)
Applied Optoelectronics, Inc. (a)	14,300	(2,118,688)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Arlo Technologies, Inc. (a)	1,500	$(20,220)
Badger Meter, Inc.	200	(29,676)
Boxlight Corp. (a)	164	(772)
CDW Corp. (c)	610	(85,790)
Celestica, Inc. (a)	6,820	(2,487,936)
Ciena Corp. (a),(c)	580	(284,525)
Cisco Systems, Inc. (c)	115,600	(13,578,376)
Clearfield, Inc. (a)	1,000	(39,790)
Cognex Corp.	3,200	(231,744)
Coherent Corp. (a)	2,960	(1,167,631)
Core AI Holdings, Inc. (a)	49	(35)
Corning, Inc. (c)	25,500	(6,513,465)
Corsair Gaming, Inc. (a)	1,200	(11,604)
CPS Technologies Corp. (a)	1,900	(10,488)
Dell Technologies, Inc. (c)	336	(144,971)
Everpure, Inc. (a),(c)	300	(23,637)
F5, Inc. (a),(c)	2	(832)
Flex Ltd. (a),(c)	344	(55,752)
Forward Industries, Inc. (a)	1,200	(5,064)
GPGI, Inc.	22,700	(359,795)
Hewlett Packard Enterprise Co. (c)	1,824	(82,281)
HP, Inc. (c)	3,758	(82,451)
Infleqtion, Inc. (a)	36,800	(490,176)
Inseego Corp. (a)	1,100	(11,363)
IonQ, Inc. (a)	3	(160)
IPG Photonics Corp. (a)	100	(11,732)
Kustom Entertainment, Inc. (a)	140	(151)
Lightwave Logic, Inc. (a)	3,000	(28,380)
Mirion Technologies, Inc. (a)	28,700	(514,591)
MultiSensor AI Holdings, Inc. (a)	1	(5)
NetApp, Inc. (c)	521	(80,630)
Ondas, Inc. (a)	146,555	(1,207,613)
One Stop Systems, Inc. (a)	2,000	(36,360)
OSI Systems, Inc. (a)	200	(43,740)
Ouster, Inc. (a)	1,870	(116,912)
Powerfleet, Inc. NJ (a)	28,500	(109,155)
Quantum Computing, Inc. (a)	10,274	(99,658)
Quantum Corp. (a)	2,200	(24,200)
Sanmina Corp. (a),(c)	5,901	(1,493,425)
Super Micro Computer, Inc. (a),(c)	153	(4,487)
Syntec Optics Holdings, Inc. (a)	9	(112)
Turtle Beach Corp. (a)	500	(6,225)
Ubiquiti, Inc.	600	(320,418)
Unusual Machines, Inc. (a)	3,400	(75,820)
Viasat, Inc. (a)	19,600	(1,760,276)
Virtuix Holdings, Inc. (a)	100	(305)
Vontier Corp.	600	(17,400)
Vuzix Corp. (a)	300	(870)
Western Digital Corp. (c)	10,140	(6,476,621)

		(40,677,898)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Telecommunication Services — (0.1)%
Anterix, Inc. (a)	200	$(20,588)
Array Digital Infrastructure, Inc. (a)	2,100	(76,146)
AST SpaceMobile, Inc. (a)	8,300	(737,538)
Cogent Communications Holdings, Inc.	600	(8,328)
Comcast Corp. (c)	9,325	(228,929)
Globalstar, Inc. (a)	47	(3,820)
iQSTEL, Inc. (a)	2,000	(2,320)
Iridium Communications, Inc.	3,600	(197,460)
Liberty Capital Corp. (a)	200	(4,312)
Millicom International Cellular SA	7,100	(644,396)
SurgePays, Inc. (a)	800	(289)
Telephone & Data Systems, Inc.	22,900	(847,529)
Uniti Group, Inc.	19,700	(225,959)
Verizon Communications, Inc. (c)	13,061	(553,003)

		(3,550,617)

Transportation — (0.3)%
Alaska Air Group, Inc. (a)	3,900	(203,580)
Allegiant Travel Co. (a)	300	(35,280)
AP Moller - Maersk AS (c)	16	(38,009)
Avis Budget Group, Inc. (a)	286	(42,279)
Canadian National Railway Co. (c)	99	(11,805)
Canadian Pacific Kansas City Ltd. (c)	2,552	(221,131)
CH Robinson Worldwide, Inc. (c)	7,900	(1,487,886)
CSX Corp. (c)	15,500	(736,715)
Expeditors International of Washington, Inc. (c)	230	(37,486)
flyExclusive, Inc. (a)	1,300	(2,600)
Forward Air Corp. (a)	1,600	(21,616)
FTAI Infrastructure, Inc.	21,000	(97,440)
GXO Logistics, Inc. (a)	300	(15,210)
JB Hunt Transport Services, Inc.	4,000	(1,157,720)
Joby Aviation, Inc. (a)	125,899	(1,123,019)
Lyft, Inc. (a)	23	(336)
RXO, Inc. (a)	7,800	(215,202)
Surf Air Mobility, Inc. (a)	31,071	(36,042)
Uber Technologies, Inc. (a),(c)	56,833	(4,101,069)
United Airlines Holdings, Inc. (a),(c)	74	(10,063)
Volato Group, Inc. (a)	7,524	(1,221)
Wheels Up Experience, Inc. (a)	365	(3,274)

		(9,598,983)

Utilities — (0.5)%
Brookfield Infrastructure Corp.	6,500	(250,250)
Cadiz, Inc. (a)	4,946	(20,674)
Constellation Energy Corp. (c)	37,800	(9,388,386)
Dominion Energy, Inc.	18,000	(1,229,220)
Entergy Corp.	100	(11,486)
Fervo Energy Co. (a)	600	(17,538)
Hawaiian Electric Industries, Inc. (a)	200	(2,706)
NextEra Energy, Inc.	54,200	(4,757,134)
NRG Energy, Inc.	200	(29,212)
Oklo, Inc. (a)	42,300	(2,213,559)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ormat Technologies, Inc.	300	$(32,670)
TransAlta Corp.	100	(1,383)

		(17,954,218)

Total North America		(652,563,220)

Oceania — 0.0%
Energy — 0.0%
Woodside Energy Group Ltd., ADR	900	(17,388)

Food, Beverage & Tobacco — 0.0%
Innovation Beverage Group Ltd. (a)	8	(9)

Materials — 0.0%
Frontier Nuclear & Minerals, Inc. (a)	4,700	(7,191)
IperionX Ltd., ADR (a)	200	(5,946)

		(13,137)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Benitec Biopharma, Inc. (a)	500	(6,690)
Kazia Therapeutics Ltd., ADR (a)	300	(4,224)
Mesoblast Ltd., ADR (a)	100	(1,353)

		(12,267)

Software & Services — 0.0%
Big Digital Energy, Inc. (a)	303	(2,702)
Technology Hardware & Equipment — 0.0%
Mobilicom Ltd. (a)	400	(2,052)
Novonix Ltd., ADR (a)	3,100	(1,426)

		(3,478)

Total Oceania		(48,981)

South America — (0.1)%
Banks — 0.0%
AGI, Inc. (a)	700	(4,956)
Banco Santander Chile, ADR	300	(9,879)
Credicorp Ltd.	1,320	(514,246)
Grupo Supervielle SA, ADR (a)	3,200	(30,912)
Inter & Co., Inc.	500	(2,715)
NU Holdings Ltd., Class A (a)	20,500	(273,880)

		(836,588)

Capital Goods — 0.0%
Embraer SA, ADR	5,200	(331,760)
Consumer Services — 0.0%
Arcos Dorados Holdings, Inc.	2,337	(18,836)
Diversified Financials — 0.0%
Dlocal Ltd.	8,700	(113,057)
Pagseguro Digital Ltd., Class A	10,000	(90,500)
StoneCo Ltd. (a)	17,200	(186,448)

		(390,005)

Food, Beverage & Tobacco — (0.1)%
Ambev SA, ADR	367,100	(1,152,694)
Cia Cervecerias Unidas SA, ADR	300	(3,360)

		(1,156,054)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares	Value
Materials — 0.0%
Gerdau SA, ADR	20	$(81)
Sigma Lithium Corp. (a)	5,400	(68,310)
Wheaton Precious Metals Corp.	700	(78,624)

		(147,015)

Software & Services — 0.0%
VTEX, Class A (a)	900	(3,600)

Telecommunication Services — 0.0%
Telefonica Brasil SA, ADR	500	(6,580)
TIM SA, ADR	1,400	(29,988)

		(36,568)

Utilities — 0.0%
Central Puerto SA, ADR (a)	1,100	(16,346)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	153,834	(889,160)
Cia Paranaense de Energia - Copel, ADR	200	(2,330)
Enel Chile SA, ADR	100	(450)

		(908,286)

Total South America		(3,828,712)

TOTAL COMMON STOCK (PROCEEDS $663,261,641)		(706,218,919)

	Principal Amount
CORPORATE BONDS AND NOTES—(0.1)%
Supranational—(0.1)%
Multi-National—(0.1)%
African Export-Import Bank, 3.80%, 05/17/31 (b),(c)	$2,386,000	(2,178,936)
African Export-Import Bank, 3.99%, 09/21/29 (b),(c)	1,824,000	(1,743,527)

		(3,922,463)

Total Supranational		(3,922,463)

TOTAL CORPORATE BONDS AND NOTES (PROCEEDS $3,874,289)		(3,922,463)

	Shares
EXCHANGE-TRADED FUNDS—(0.2)%
Invesco QQQ Trust	1,520	(1,119,328)
iShares Expanded Tech-Software Sector ETF (c)	778	(70,487)
iShares MSCI Taiwan ETF (c)	1,363	(148,036)
iShares U.S. Home Construction ETF (c)	599	(62,584)
State Street Consumer Staples Select Sector SPDR ETF (c)	2,930	(243,395)
State Street Energy Select Sector SPDR ETF (c)	2,397	(127,305)
State Street Industrial Select Sector SPDR ETF (c)	1,354	(250,801)
State Street SPDR S&P 500 ETF Trust	5,320	(3,972,816)
State Street SPDR S&P Biotech ETF (c)	2,996	(474,117)
State Street SPDR S&P Homebuilders ETF (c)	972	(112,324)
State Street SPDR S&P Regional Banking ETF (c)	178	(13,323)
Vanguard Real Estate ETF (c)	1	(96)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $6,338,975)		(6,594,612)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Security Description	Principal Amount		Value
MORTGAGE BACKED SECURITIES — (10.3)%
North America — (10.3)%
U.S. Government Sponsored Agency Securities — (10.3)%
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 4.50%, 07/01/56 (m)	$220,000,000		$(211,200,000)
TBA, 30 Year Maturity, 5.00%, 07/01/56 (c),(m)	66,000,000		(64,945,518)
TBA, 30 Year Maturity, 6.50%, 08/01/56 (m)	76,000,000		(78,565,000)
TBA, 30 Year Maturity, 6.50%, 07/01/56 (m)	31,000,000		(32,078,955)
Total North America			(386,789,473)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $386,356,406)			(386,789,473)

SOVEREIGN DEBT—(0.8)%
Bahrain Government International Bonds,
5.45%, 09/16/32 (b),(c)	4,035,000		(3,748,344)
5.63%, 05/18/34 (b),(c)	1,324,000		(1,204,541)
5.88%, 06/05/32 (b),(c)	7,453,000		(7,253,188)
6.00%, 02/12/31 (b),(c)	4,050,000		(3,967,787)
7.50%, 02/12/36 (b),(c)	2,050,000		(2,078,851)
7.50%, 07/07/37 (b),(c)	2,250,000		(2,281,772)
Bundesrepublik Deutschland Bundesanleihe,
1.00%, 05/15/38 (b),(c)	3,424,000	EUR	(3,121,907)
3.40%, 05/15/47 (b),(c)	3,889,000	EUR	(4,477,218)
Dominican Republic International Bonds, 6.00%, 02/22/33 (b),(c)	$961,000		(967,247)
Senegal Government International Bonds, 4.75%, 03/13/28 (b),(c)	3,132,667	EUR	(1,961,111)

TOTAL SOVEREIGN DEBT (PROCEEDS $31,938,198)			(31,061,966)

U.S. TREASURY OBLIGATIONS — (0.1)%
U.S. Treasury Bonds
4.75%,08/15/55	$4,162,800		$(4,039,054)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $4,098,891)			(4,039,054)

	Shares
WARRANTS — 0.0%
Pulse Biosciences, Inc. (a),(d)	44		0

TOTAL WARRANTS (PROCEEDS $0)			0

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(d)	92		(29)
Catalyst Biosciences, Inc. (a),(d)	4,600		0
Sesen Bio, Inc. (a),(d)	25,568		0
Novusterra, Inc. (a),(d)	383		0
Datavault AI, Inc. (a),(d)	1,328		0
TOTAL RIGHTS (PROCEEDS $541)			(29)

TOTAL SECURITIES SOLD SHORT — (30.3)% (PROCEEDS $1,095,868,941)			(1,138,626,516)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

(a)	Non-income producing.
(b)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2026.

(g)	Non-interest bearing bond.
(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2026. Maturity date presented is the ultimate maturity.
(i)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(j)	All or a portion of the security represents an unsettled loan commitment at June 30, 2026 where the rate will be determined at time of settlement.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., and Kirkoswald Global Macro Fund Ltd. 1/2/2019, 8/2/2021, 9/1/2021 and 5/1/2024. Amounts to $299,358,815 and represents 8.0% of Net Assets.

(o)	Premium due at a future settlement date.
(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2026

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
ALUMINIUM AUG 26	3,450.00 USD	08/05/26	(110)	(379,500)	$(45,014)	$(25,603)	$19,411
ALUMINIUM SEP 26	3,600.00 USD	09/02/26	(220)	(792,000)	(384,278)	(52,525)	331,753
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC26	33.00 USD	12/15/26	(500)	(16,500)	(384,590)	(965,000)	(580,410)
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC26	40.00 USD	12/15/26	(1,750)	(70,000)	(646,065)	(507,500)	138,565
CALIFORNIA CARBON ALLOWANCE VINTAGE SEP26	30.00 USD	09/15/26	(500)	(15,000)	(354,590)	(1,504,000)	(1,149,410)
COPPER OCT 26	680.00 USD	09/24/26	(33)	(22,440)	(142,214)	(176,963)	(34,749)
COTTON DEC26	90.00 USD	11/13/26	(110)	(9,900)	(90,979)	(50,600)	40,379
CRUDE OIL FUT AUG 26	115.00 USD	07/16/26	(15)	(1,725)	(7,352)	(300)	7,052
GOLD AUG 26	5,000.00 USD	07/28/26	(22)	(110,000)	(28,335)	(3,740)	24,595
LITHIUM HYD FUT AUG 26	11.00 USD	09/02/26	(20)	(220)	(30,854)	(171,600)	(140,746)
LITHIUM HYD FUT DEC 26	11.00 USD	01/05/27	(20)	(220)	(30,854)	(175,600)	(144,746)
LITHIUM HYD FUT JUL 26	11.00 USD	08/04/26	(20)	(220)	(30,854)	(168,000)	(137,146)
LITHIUM HYD FUT NOV 26	11.00 USD	12/02/26	(20)	(220)	(30,854)	(173,000)	(142,146)
LITHIUM HYD FUT OCT 26	11.00 USD	11/03/26	(20)	(220)	(30,854)	(172,200)	(141,346)
LITHIUM HYD FUT SEP 26	11.00 USD	10/02/26	(20)	(220)	(30,854)	(172,600)	(141,746)
NAT GAS EURO FUT AUG26	42.00 EUR	07/27/26	(44)	(1,848)	(97,768)	(113,783)	(16,015)
NAT GAS EURO FUT AUG26	50.00 EUR	08/26/26	(110)	(5,500)	(204,011)	(191,847)	12,164

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO FUT DEC26	70.00 EUR		11/26/26	(43)	(3,010)	$(151,148)	$(90,581)	$60,567
NAT GAS EURO FUT FEB27	70.00 EUR		01/27/27	(88)	(6,160)	(373,565)	(217,369)	156,196
NAT GAS EURO FUT JAN27	70.00 EUR		12/24/26	(88)	(6,160)	(413,593)	(217,692)	195,901
NAT GAS EURO FUT MAR27	70.00 EUR		02/24/27	(88)	(6,160)	(413,037)	(238,094)	174,943
NAT GAS EURO FUT NOV26	70.00 EUR		10/27/26	(43)	(3,010)	(146,271)	(68,592)	77,679
NAT GAS EURO OPT AUG26	3.25 USD		07/28/26	(45)	(147)	(206,086)	(80,325)	125,761
NAT GAS EURO OPT DEC26	5.50 USD		11/24/26	(22)	(121)	(41,299)	(20,196)	21,103
NAT GAS EURO OPT JAN27	6.00 USD		12/28/26	(110)	(660)	(411,917)	(235,400)	176,517
NAT GAS EURO OPT NOV26	5.00 USD		10/27/26	(22)	(110)	(15,393)	(8,338)	7,055
NAT GAS EURO OPT SEP26	3.25 USD		08/26/26	(45)	(146)	(206,086)	(91,080)	115,006
S&P 500 INDEX	8,400.00 USD		07/17/26	(269)	(2,259,600)	(32,811)	(4,035)	28,776
S&P 500 INDEX	10,000.00 USD		12/18/26	(4,382)	(43,820,000)	(384,330)	(547,750)	(163,420)
SILVER AUG 26	65.00 USD		07/28/26	(16)	(1,040)	(104,352)	(98,160)	6,192
SILVER AUG 26	70.00 USD		08/26/26	(16)	(1,120)	(105,077)	(106,720)	(1,643)
SOYBEAN OIL DEC 26	85.00 USD		11/20/26	(44)	(3,740)	(31,668)	(10,428)	21,240
SOYBEAN OIL SEP 26	85.00 USD		08/21/26	(45)	(3,825)	(22,128)	(2,295)	19,833

						$(5,629,081)	$(6,661,916)	$(1,032,835)

Exchange-Traded Put Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC 26	30.00 USD		12/15/26	(750)	(22,500)	(2,051,885)	(744,750)	1,307,135
CALIFORNIA CARBON ALLOWANCE VINTAGE SEP 26	32.00 USD		09/15/26	(250)	(8,000)	(244,795)	(256,500)	(11,705)
CRUDE FIN CSO 1MO AUG 26	(0.75	) USD	07/20/26	(566)	424	(16,319)	(5,660)	10,659
CRUDE FIN CSO 1MO DEC 26	(0.75	) USD	11/19/26	(110)	83	(6,273)	(8,800)	(2,527)
CRUDE FIN CSO 1MO NOV 26	(0.75	) USD	10/19/26	(110)	83	(6,273)	(7,700)	(1,427)
CRUDE FIN CSO 1MO OCT 26	(0.75	) USD	09/21/26	(110)	82	(6,273)	(6,600)	(327)
CRUDE FIN CSO 1MO SEP 26	(0.75	) USD	08/19/26	(566)	424	(16,319)	(22,640)	(6,321)
CRUDE OIL FUT OCT 26	50.00 USD		09/17/26	(220)	(11,000)	(122,547)	(81,400)	41,147
CRUDE OIL FUT SEP 26	50.00 USD		08/17/26	(220)	(11,000)	(252,347)	(48,400)	203,947
E-MINI S&P 500 INDEX	6,250.00 USD		09/18/26	(44)	(275,000)	(184,740)	(53,350)	131,390
LME NICKEL 3MO CALL	17,500.00 USD		07/01/26	(44)	(770,000)	(67,440)	(358,087)	(290,647)
NAT GAS EURO FUT AUG 26	42.00 EUR		07/27/26	(44)	(1,848)	(100,934)	(59,772)	41,162
NAT GAS EURO OPT AUG 26	2.75 USD		07/28/26	(44)	(121)	(44,426)	(5,896)	38,530
NAT GAS EURO OPT AUG 26	3.25 USD		07/28/26	(45)	(146)	(151,186)	(69,075)	82,111
NAT GAS EURO OPT OCT 26	2.75 USD		09/25/26	(44)	(121)	(44,426)	(41,052)	3,374
NAT GAS EURO OPT SE P26	2.75 USD		08/26/26	(44)	(121)	(44,426)	(24,684)	19,742
NAT GAS EURO OPT SEP 26	3.25 USD		08/26/26	(45)	(146)	(151,186)	(116,145)	35,041
S&P 500 INDEX	6,900.00 USD		07/17/26	(4)	(27,600)	(37,280)	(2,000)	35,280

						$(3,549,075)	$(1,912,511)	$1,636,564

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
OTC Call Options Written
XAG USD FX OPTION CALL 5000 7/23/26	J.P. Morgan Securities LLC	5,000.00 USD	07/23/26	(4,000)	(20,000,000)	$(480,000)	$(1,086)	$478,914
XAG USD FX OPTION CALL 95 7/23/26	J.P. Morgan Securities LLC	95.00 USD	07/23/26	(100,000)	(9,500,000)	(200,000)	(470)	199,530

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
XAU USD FX OPTION CALL 5250 12/15/26	Morgan Stanley & Co. LLC	5,250.00 USD	12/15/26	(4,000)	(21,000,000)	$(320,800)	$(89,958)	$230,842

						$(1,000,800)	$(91,514)	$909,286

Total Options Written Outstanding						$(10,178,956)	$(8,665,941)	$1,513,015

Future Contracts Outstanding at June 30, 2026

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
3 Month Eurodollar	133	LIFFE	32,383,500 EUR	12/14/26	$9,883
3 Month Eurodollar	73	LIFFE	17,754,663 EUR	03/15/27	20,681
3 Month Eurodollar	84	LIFFE	20,434,212 EUR	06/14/27	20,210
3 Month Eurodollar	31	LIFFE	7,542,780 EUR	09/13/27	8,307
3 Month Eurodollar	50	LIFFE	12,169,419 EUR	12/13/27	14,232
3 Month SOFR	35	CME	8,399,600 USD	06/16/27	(6,600)
3 Month SOFR	212	CME	50,987,210 USD	09/15/27	(131,060)
3 Month SOFR	29	CME	6,962,142 USD	12/15/27	(329)
3 Month SOFR	1	CME	239,988 USD	03/19/31	300
90-Day Australian Bank Bills	3	SFE	2,965,655 AUD	12/10/26	834
90-Day Australian Bank Bills	2	SFE	1,977,077 AUD	03/11/27	716
90-Day Australian Bank Bills	1	SFE	988,575 AUD	06/10/27	450
90-Day Australian Bank Bills	1	SFE	989,031 AUD	09/09/27	250
90-Day Australian Bank Bills	1	SFE	989,152 AUD	12/09/27	267
Aluminium	64	LME	5,880,560 USD	07/15/26	(958,368)
Australian 10-Year Bond	8	SFE	865,892 AUD	09/15/26	8,757
Australian Dollar Currency	150	CME	10,512,133 USD	09/14/26	(145,633)
Brazilian Real Currency	457	CME	8,696,619 USD	08/03/26	77,781
Brent Crude	110	ICE	418,000 USD	07/28/26	(374,000)
Brent Crude	44	ICE	180,840 USD	07/28/26	(178,200)
Brent Crude	17	ICE	1,459,178 USD	07/31/26	(219,028)
Brent Crude	110	ICE	151,800 USD	08/25/26	(18,700)
Brent Crude	44	ICE	277,200 USD	08/25/26	(250,360)
Brent Crude	37	ICE	2,832,268 USD	08/28/26	(130,158)
Brent Crude	44	ICE	279,400 USD	09/25/26	(234,080)
Brent Crude	88	ICE	416,240 USD	10/27/26	(299,200)
Brent Crude	13	ICE	1,096,871 USD	10/30/26	(151,251)
Brent Crude	13	ICE	1,044,933 USD	11/30/26	(102,693)
Brent Crude	24	ICE	1,782,220 USD	12/30/26	(49,900)
British Pound Currency	144	GBX	12,031,631 USD	09/14/26	(102,131)
CAC40 Index	38	MAT	3,202,780 EUR	07/17/26	(7,975)
California Carbon Allowance Vintage DEC26	5,340	ICE	166,950,442 USD	12/24/26	9,055,958
Canadian 10-Year Bond	394	MOE	47,158,670 CAD	09/18/26	393,915
Carbon Emission	105	ICE	856,800 EUR	12/09/26	(334,725)
Carbon Emission	45	ICE	131,850 EUR	12/09/26	(119,287)
Carbon Emission	56	ICE	131,040 EUR	12/09/26	(62,066)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Carbon Emission	53	ICE	4,188,003 EUR	12/14/26	$69,102
Cattle	5	CME	921,763 USD	08/28/26	(10,263)
Cattle	5	CME	918,756 USD	09/24/26	(12,444)
CBOE Volatility Index	165	CBOE	3,255,815 USD	07/22/26	(293,949)
CBOE Volatility Index	281	CBOE	5,599,614 USD	08/19/26	(274,945)
CBOE Volatility Index	5	CBOE	108,300 USD	09/16/26	(9,770)
CBOE Volatility Index	67	CBOE	1,441,430 USD	11/18/26	(56,078)
CBOE Volatility Index	273	CBOE	5,952,724 USD	12/16/26	(300,505)
Cocoa	227	NYBOT	11,285,244 USD	12/15/26	491,516
Coffee ‘C’	3	NYBOT	281,850 USD	09/18/26	51,656
Coffee ‘C’	4	NYBOT	386,156 USD	12/18/26	36,994
Coffee Robusta	104	LIFFE	3,707,792 USD	09/24/26	96,528
Coffee Robusta	1	LIFFE	36,180 USD	11/24/26	(60)
Copper	13	LME	4,448,681 USD	07/15/26	(104,770)
Copper	37	COMEX	5,930,575 USD	09/28/26	(145,625)
Copper	39	LME	13,196,950 USD	12/14/26	(156,666)
Copper	158	COMEX	24,373,062 USD	12/29/26	660,063
Corn	42	CBOT	890,384 USD	09/14/26	(15,209)
Corn	1,626	CBOT	35,405,502 USD	12/14/26	41,298
Cotton No.2	27	NYBOT	1,054,401 USD	12/08/26	(17,601)
DAX Index	7	EUREX	4,399,375 EUR	09/18/26	(657)
DJIA mini E-CBOT	72	CBOT	18,585,710 USD	09/18/26	375,490
E-Mini Russell Index	74	ICE	10,959,233 USD	09/18/26	309,488
E-Mini S&P 500 Index	189	CME	70,601,608 USD	09/18/26	729,354
E-Mini S&P Mid Cap 400 Index	2	CME	759,895 USD	09/18/26	17,105
Euro FX	2	CME	329,240 EUR	09/14/26	(576)
Euro FX	7	CME	821,132 EUR	09/14/26	(10,674)
Euro FX	7	CME	584,430 EUR	09/14/26	2,639
Euro OAT	119	EUREX	14,244,300 EUR	09/08/26	38,071
Euro Stoxx 50	290	EUREX	18,332,702 EUR	09/18/26	113,914
Euro-BTP	150	EUREX	17,831,813 EUR	09/08/26	80,768
Euro-BTP	12	EUREX	1,279,624 EUR	09/08/26	5,686
Euro-Bund	31	EUREX	3,945,105 EUR	09/08/26	2,782
Euro-Schatz	669	EUREX	70,765,630 EUR	09/08/26	138,952
FTSE 100 Index	118	LIFFE	12,382,205 GBP	09/18/26	75,296
FTSE China A50 Index	82	SGX	1,270,908 USD	07/30/26	1,240
FTSE/MIB Index	21	MIL	5,488,690 EUR	09/18/26	(47,178)
Gas Oil	66	ICE	808,080 USD	07/03/26	(791,910)
Gas Oil	2	ICE	204,375 USD	07/10/26	(18,075)
Gas Oil	66	ICE	725,670 USD	08/05/26	(567,270)
Gas Oil	35	ICE	3,068,525 USD	08/12/26	119,975
Gas Oil	2	ICE	185,825 USD	09/10/26	(9,275)
Gas Oil	2	ICE	195,925 USD	10/12/26	(23,675)
Gas Oil	7	ICE	612,525 USD	11/12/26	(28,900)
Gasoline RBOB	57	NYMEX	7,152,671 USD	07/31/26	(222,281)
Gasoline RBOB	123	NYMEX	14,187,815 USD	08/31/26	(78,952)
Gasoline RBOB	3	NYMEX	330,065 USD	09/30/26	(18,732)
Gasoline RBOB	4	NYMEX	403,939 USD	10/30/26	(9,845)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Gold	44	COMEX	20,196,350 USD	08/27/26	$(2,426,950)
Henry Hub	22	ICE	199,650 USD	12/27/29	58,245
Henry Hub	22	ICE	199,650 USD	01/29/30	33,605
Henry Hub	22	ICE	199,650 USD	02/26/30	(11,770)
Henry Hub	22	ICE	199,650 USD	03/27/30	(34,320)
Henry Hub	22	ICE	199,650 USD	04/26/30	(36,740)
Henry Hub	22	ICE	199,650 USD	05/29/30	(30,250)
Henry Hub	22	ICE	199,650 USD	06/26/30	(17,325)
Henry Hub	22	ICE	199,650 USD	07/29/30	(15,345)
Henry Hub	22	ICE	199,650 USD	08/28/30	(16,775)
Henry Hub	22	ICE	199,650 USD	09/26/30	(12,485)
Henry Hub	22	ICE	199,650 USD	10/29/30	(1,540)
Henry Hub	22	ICE	199,650 USD	11/26/30	27,610
ICE 3 Month Sonia	84	LIFFE	20,103,712 GBP	06/15/27	60,735
ICE 3 Month Sonia	98	LIFFE	23,476,137 GBP	09/14/27	40,307
ICE 3 Month Sonia	47	LIFFE	11,272,963 GBP	12/14/27	6,218
Japanese 10-Year Bond	52	OSE	6,633,780,000 JPY	09/14/26	63,102
Korean 10-Year Bond	12	KFE	1,270,080,000 KRW	09/15/26	10,999
Korean 3-Year Bond	157	KFE	16,180,420,000 KRW	09/15/26	23,307
KOSPI 200 Index	31	KFE	9,821,577,944 KRW	09/10/26	588,764
Lean Hogs	344	CME	13,212,973 USD	08/14/26	299,347
Lithium Hydroxide	2	COMEX	22,000 USD	07/31/26	16,840
Lithium Hydroxide	2	COMEX	22,000 USD	08/31/26	17,240
Lithium Hydroxide	2	COMEX	22,000 USD	09/30/26	17,400
Lithium Hydroxide	2	COMEX	22,000 USD	10/30/26	17,420
Lithium Hydroxide	2	COMEX	22,000 USD	11/30/26	17,540
Lithium Hydroxide	2	COMEX	22,000 USD	12/31/26	17,840
Live Cattle	25	CME	2,436,091 USD	08/31/26	(11,841)
Live Cattle	60	CME	5,685,620 USD	10/30/26	(6,020)
Live Cattle	1	CME	96,100 USD	12/31/26	(1,550)
Live Cattle	2	CME	192,360 USD	02/26/27	(2,880)
Long Gilt	271	LIFFE	23,947,496 GBP	09/28/26	302,979
Mexican Peso Currency	899	CME	25,586,175 USD	09/14/26	(45,585)
MSCI Emerging Markets Index	125	ICE	11,171,265 USD	09/18/26	(188,140)
MSCI Singapore Index	37	SGX	1,776,405 SGD	07/30/26	(4,746)
NASDAQ 100 E-Mini	20	CME	11,956,532 USD	09/18/26	252,868
Natural Gas	154	NYMEX	4,969,366 USD	07/29/26	74,134
Natural Gas	25	ICE	903,745 EUR	07/30/26	(109,332)
Natural Gas	3	NYMEX	96,130 USD	08/27/26	(310)
Natural Gas	35	ICE	1,050,210 EUR	08/27/26	57,299
Natural Gas	5	NYMEX	161,068 USD	09/28/26	(418)
Natural Gas	5	ICE	181,644 EUR	09/29/26	(22,126)
Natural Gas	4	NYMEX	134,274 USD	10/28/26	1,446
Natural Gas	5	ICE	175,549 EUR	10/29/26	(22,881)
Natural Gas	5	ICE	181,400 EUR	11/27/26	(23,954)
Natural Gas	63	NYMEX	2,051,880 USD	02/24/27	(64,230)
Natural Gas	84	NYMEX	2,482,801 USD	03/29/27	(11,521)
Natural Gas	74	NYMEX	2,192,051 USD	04/28/27	(33,471)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	3	NYMEX	97,577 USD	05/26/27	$(6,197)
Natural Gas	2	NYMEX	70,260 USD	06/28/27	(5,160)
Natural Gas	2	NYMEX	71,520 USD	07/28/27	(5,240)
Natural Gas	1	NYMEX	35,520 USD	08/27/27	(2,640)
Natural Gas	1	NYMEX	36,160 USD	09/28/27	(2,490)
Natural Gas	10	ICE	179,496 EUR	03/30/28	17,720
Natural Gas	10	ICE	185,479 EUR	04/27/28	8,586
Natural Gas	10	ICE	179,496 EUR	05/30/28	5,964
Natural Gas	10	ICE	185,479 EUR	06/29/28	4,480
Natural Gas	10	ICE	185,479 EUR	07/28/28	3,417
Natural Gas	10	ICE	179,496 EUR	08/28/28	4,541
Nickel	11	LME	1,218,954 USD	08/19/26	(150,215)
Nikkei Index	6	OSE	382,853,000 JPY	09/10/26	235,475
NY Harbor ULSD	7	NYMEX	1,034,449 USD	07/31/26	(85,094)
NY Harbor ULSD	34	NYMEX	4,468,353 USD	08/31/26	44,270
NY Harbor ULSD	7	NYMEX	898,892 USD	10/30/26	(6,720)
OMXS30 Index	116	OMX	36,827,460 SEK	07/17/26	50,508
Orange Juice	1	NYBOT	23,903 USD	09/10/26	885
Palladium	1	NYMEX	137,638 USD	09/28/26	(16,548)
Phelix DE Base Month	32	EEX	2,282,064 EUR	08/31/26	239,038
Platinum	3	NYMEX	272,859 USD	10/28/26	(37,989)
Rapeseed	98	MAT	2,443,804 EUR	07/31/26	36,473
S&P ASX Share Price Index 200	35	SFE	7,765,450 AUD	09/17/26	(59,854)
S&P TSX 60 Index	42	MOE	17,296,068 CAD	09/18/26	(19,875)
South African Rand Currency	32	CME	962,356 USD	09/14/26	8,445
Soybean	168	CBOT	9,598,500 USD	11/13/26	9,000
Soybean	460	CBOT	13,953,302 USD	12/14/26	(10,702)
Soybean Oil	46	CBOT	2,075,018 USD	08/14/26	(227,750)
Soybean Oil	255	CBOT	10,125,005 USD	01/14/27	(160,115)
Sugar	951	NYBOT	15,316,055 USD	09/30/26	469,023
TOPIX	40	OSE	1,558,002,000 JPY	09/11/26	265,679
U.S. Dollar Currency	200	KFE	3,054,350,813 KRW	07/20/26	27,270
U.S. Dollar Currency	5	KFE	77,185,000 KRW	08/14/26	123
U.S. Treasury 10-Year Note	1,358	CBOT	148,709,852 USD	09/21/26	521,617
U.S. Treasury 2-Year Note	233	CBOT	48,014,400 USD	09/30/26	14,545
U.S. Treasury 5-Year Note	48	CBOT	5,120,703 USD	09/30/26	17,547
U.S. Treasury Long Bond	158	CBOT	17,787,192 USD	09/21/26	145,808
U.S. Treasury Ultra 10-Year Bond	144	CBOT	16,032,914 USD	09/21/26	162,586
U.S. Treasury Ultra Bond	80	CBOT	9,194,297 USD	09/21/26	98,203
Wheat	106	CBOT	3,074,412 USD	09/14/26	48,613
WTI Crude	5	NYMEX	444,052 USD	07/21/26	(96,552)
WTI Crude	1	NYMEX	78,660 USD	10/20/26	(9,980)
WTI Crude	4	NYMEX	310,130 USD	11/20/26	(36,730)
WTI Crude	9	NYMEX	641,270 USD	12/21/26	(29,180)
WTI Crude	40	NYMEX	2,926,030 USD	05/20/27	(259,630)
WTI Crude	35	NYMEX	2,441,420 USD	11/19/27	(140,170)
Zinc	58	LME	5,167,293 USD	07/15/26	18,531

					$5,911,085

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short Futures
3 Month CORRA	3	MOE	730,312 CAD	03/16/27	$(793)
3 Month CORRA	3	MOE	729,112 CAD	06/15/27	(846)
3 Month CORRA	3	MOE	728,787 CAD	09/14/27	(441)
3 Month CORRA	2	MOE	485,725 CAD	12/14/27	(123)
3 Month CORRA	2	MOE	485,275 CAD	03/14/28	(282)
3 Month Eurodollar	119	LIFFE	28,989,385 EUR	09/14/26	(17,570)
3 Month Eurodollar	143	LIFFE	34,781,050 EUR	12/14/26	(53,245)
3 Month Eurodollar	108	LIFFE	26,254,414 EUR	03/15/27	(45,174)
3 Month Eurodollar	109	LIFFE	26,498,775 EUR	06/14/27	(45,704)
3 Month Eurodollar	92	LIFFE	22,375,125 EUR	09/13/27	(35,963)
3 Month Eurodollar	78	LIFFE	18,979,862 EUR	12/13/27	(27,265)
3 Month Eurodollar	79	LIFFE	19,226,975 EUR	03/13/28	(26,680)
3 Month Eurodollar	58	LIFFE	14,115,714 EUR	06/19/28	(19,922)
3 Month Eurodollar	15	LIFFE	3,650,262 EUR	09/18/28	(5,127)
3 Month SOFR	13	CME	3,147,137 USD	09/16/26	17,469
3 Month SOFR	289	CME	69,539,237 USD	12/16/26	117,825
3 Month SOFR	293	CME	70,614,512 USD	03/16/27	323,812
3 Month SOFR	258	CME	62,234,237 USD	06/16/27	365,837
3 Month SOFR	260	CME	62,670,020 USD	09/15/27	299,270
3 Month SOFR	232	CME	55,940,987 USD	12/15/27	246,488
3 Month SOFR	292	CME	70,338,179 USD	03/15/28	177,879
3 Month SOFR	179	CME	43,137,175 USD	06/20/28	101,100
3 Month SOFR	196	CME	47,201,700 USD	09/19/28	63,700
3 Month SOFR	114	CME	27,436,410 USD	12/20/28	13,710
3 Month SOFR	28	CME	6,759,625 USD	03/20/29	23,525
3 Month SOFR	36	CME	8,683,137 USD	06/18/29	21,987
3 Month SOFR	32	CME	7,709,037 USD	09/18/29	10,237
3 Month SOFR	20	CME	4,817,312 USD	12/18/29	5,812
3 Month SOFR	14	CME	3,370,712 USD	03/20/30	3,187
3 Month SOFR	29	CME	6,982,225 USD	06/20/30	8,087
3 Month SOFR	8	CME	1,924,512 USD	09/18/30	1,013
3 Month SOFR	7	CME	1,682,537 USD	12/17/30	(88)
Aluminium	16	LME	1,298,987 USD	07/15/26	68,439
Amsterdam Index	1	EUREX	214,430 EUR	07/17/26	(2,253)
Australian 10-Year Bond	37	SFE	4,010,412 AUD	09/15/26	(36,580)
Australian 3-Year Bond	16	SFE	1,672,399 AUD	09/15/26	(765)
Australian Dollar Currency	163	CME	11,368,971 USD	09/14/26	104,041
Brent Crude	220	ICE	253,000 USD	07/28/26	233,200
Brent Crude	58	ICE	4,453,035 USD	07/31/26	221,935
Brent Crude	220	ICE	110,000 USD	08/25/26	52,800
Brent Crude	44	ICE	102,740 USD	08/25/26	93,500
Brent Crude	44	ICE	107,140 USD	09/25/26	91,300
Brent Crude	7	ICE	526,797 USD	09/30/26	16,287
Brent Crude	44	ICE	108,020 USD	10/27/26	87,780
Brent Crude	44	ICE	59,400 USD	10/27/26	35,640
British Pound Currency	253	GBX	21,165,447 USD	09/14/26	205,978
CAC40 Index	19	MAT	1,605,475 EUR	07/17/26	8,655

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
California Carbon Allowance Vintage SEP26	250	ICE	8,185,000 USD	09/25/26	$57,500
Canadian 2-Year Bond	4	MOE	420,210 CAD	09/18/26	(726)
Canadian Dollar Currency	708	CME	50,813,723 USD	09/15/26	800,603
Canola	26	ICE	392,320 CAD	11/13/26	7,026
Canola	2	ICE	29,940 CAD	01/14/27	130
Carbon Emission	56	ICE	249,200 EUR	12/09/26	73,264
Carbon Emission	1	ICE	69,860 EUR	12/14/26	(11,769)
Cattle	1	CME	180,844 USD	10/29/26	1,019
CBOE Volatility Index	23	CBOE	475,470 USD	09/16/26	22,230
CBOE Volatility Index	17	CBOE	350,467 USD	10/21/26	3,064
Cocoa	215	NYBOT	10,569,289 USD	09/15/26	(348,411)
Cocoa	1	LIFFE	30,870 GBP	09/15/26	(9,683)
Coffee ‘C’	23	NYBOT	2,132,759 USD	09/18/26	(424,123)
Copper	157	COMEX	24,051,438 USD	09/28/26	(495,512)
Copper	39	LME	12,747,827 USD	12/14/26	(292,457)
Corn	14	CBOT	303,450 USD	09/14/26	11,725
Corn	23	CBOT	540,250 USD	12/14/26	38,850
Corn	1,734	CBOT	39,056,430 USD	03/12/27	(45,270)
Cotton No.2	38	NYBOT	1,481,230 USD	03/08/27	(3,430)
DAX Index	5	EUREX	3,135,025 EUR	09/18/26	(7,970)
DJIA mini E-CBOT	19	CBOT	4,889,255 USD	09/18/26	(114,395)
E-Mini Russell Index	75	ICE	10,988,630 USD	09/18/26	(432,370)
E-Mini S&P Mid Cap 400 Index	3	CME	1,133,820 USD	09/18/26	(31,680)
Euro FX	424	CME	61,374,408 USD	09/14/26	654,958
Euro FX	1	CME	1,358,568 SEK	09/14/26	(2,597)
Euro FX	2	CME	2,742,137 NOK	09/14/26	(9,823)
Euro OAT	32	EUREX	3,812,500 EUR	09/08/26	(30,690)
Euro Stoxx 50	27	EUREX	1,703,520 EUR	09/18/26	(14,397)
Euro Stoxx 600	2	EUREX	45,430 EUR	09/18/26	2,777
Euro Stoxx Banks	18	EUREX	265,075 EUR	09/18/26	183
Euro-Bobl	189	EUREX	21,693,391 EUR	09/08/26	(129,603)
Euro-BTP	514	EUREX	54,818,100 EUR	09/08/26	(234,919)
Euro-Bund	158	EUREX	19,905,714 EUR	09/08/26	(244,523)
Euro-Buxl	93	EUREX	10,083,809 EUR	09/08/26	(296,677)
Euro-Schatz	944	EUREX	99,808,199 EUR	09/08/26	(249,133)
FTSE Taiwan Index	33	SGX	5,327,810 USD	07/30/26	(8,950)
FTSE/JSE Top 40 Index	18	SAFEX	19,310,910 ZAR	09/17/26	51,317
Gas Oil	66	ICE	215,270 USD	07/03/26	214,940
Gas Oil	66	ICE	164,670 USD	08/05/26	143,220
Gas Oil	24	ICE	2,112,561 USD	08/12/26	(73,839)
Gasoline RBOB	119	NYMEX	14,112,393 USD	07/31/26	(356,317)
Gold	1	COMEX	409,960 USD	08/27/26	6,110
Hang Seng China Enterprises Index	16	HKFE	6,079,500 HKD	07/30/26	6,770
Henry Hub	13	ICE	128,538 USD	12/29/26	(14,170)
Henry Hub	13	ICE	128,538 USD	01/27/27	(130)
Henry Hub	13	ICE	128,538 USD	02/24/27	26,000
Henry Hub	13	ICE	128,538 USD	03/29/27	32,922
Henry Hub	13	ICE	128,538 USD	04/28/27	33,735

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	13	ICE	128,538 USD	05/26/27	$29,542
Henry Hub	13	ICE	128,538 USD	06/28/27	22,750
Henry Hub	13	ICE	128,538 USD	07/28/27	20,832
Henry Hub	13	ICE	128,538 USD	08/27/27	21,677
Henry Hub	13	ICE	128,538 USD	09/28/27	19,110
Henry Hub	13	ICE	128,538 USD	10/27/27	10,692
Henry Hub	13	ICE	128,538 USD	11/26/27	(10,368)
HKG Hang Seng Index	31	HKFE	35,730,550 HKD	07/30/26	40,508
IBEX 35 Index	2	MEFF	382,220 EUR	07/17/26	(6,527)
ICE 3 Month Sonia	113	LIFFE	27,104,487 GBP	03/16/27	(26,197)
ICE 3 Month Sonia	7	LIFFE	1,677,975 GBP	06/15/27	(1,525)
ICE 3 Month Sonia	8	LIFFE	1,917,775 GBP	09/14/27	(1,492)
ICE 3 Month Sonia	7	LIFFE	1,679,025 GBP	12/14/27	(829)
ICE 3 Month Sonia	2	LIFFE	480,213 GBP	03/14/28	116
ICE 3 Month Sonia	32	LIFFE	7,664,013 GBP	06/20/28	(25,982)
ICE 3 Month Sonia	33	LIFFE	7,920,903 GBP	09/19/28	(4,274)
Iron Ore	229	SGX	2,234,605 USD	08/31/26	(32,037)
Israeli Shekel Currency	4	CME	1,363,280 USD	09/14/26	17,880
Japan Yen Currency	682	CME	53,539,069 USD	09/14/26	794,894
Japanese 10-Year Bond	21	OSE	2,679,826,181 JPY	09/14/26	(20,565)
Korean 10-Year Bond	24	KFE	2,552,980,000 KRW	09/15/26	(13,722)
Korean 3-Year Bond	19	KFE	1,956,160,000 KRW	09/15/26	(4,099)
KOSPI 200 Index	14	KFE	4,564,325,000 KRW	09/10/26	(182,776)
Lean Hogs	1	CME	40,180 USD	07/15/26	2,450
Lean Hogs	133	CME	5,125,308 USD	08/14/26	(98,932)
Lean Hogs	378	CME	12,168,732 USD	10/16/26	(229,668)
Lean Hogs	1	CME	29,330 USD	12/14/26	(120)
Long Gilt	2	LIFFE	176,180 GBP	09/28/26	(2,971)
Milling Wheat	55	EUREX	574,750 EUR	09/10/26	21,995
Milling Wheat	37	EUREX	398,925 EUR	12/10/26	14,554
Milling Wheat	3	EUREX	33,088 EUR	03/10/27	1,214
Milling Wheat	1	EUREX	11,200 EUR	05/10/27	400
MSCI Emerging Markets Index	97	ICE	8,566,545 USD	09/18/26	43,640
NASDAQ 100 E-Mini	2	CME	1,194,396 USD	09/18/26	(26,544)
Natural Gas	153	NYMEX	4,945,597 USD	07/29/26	(65,153)
Natural Gas	5	ICE	152,446 EUR	07/30/26	(10,473)
Natural Gas	163	NYMEX	5,171,925 USD	08/27/26	(34,295)
Natural Gas	11	NYMEX	386,850 USD	09/28/26	33,420
Natural Gas	29	NYMEX	1,171,975 USD	11/25/26	17,775
Natural Gas	77	NYMEX	3,475,548 USD	12/29/26	94,478
Natural Gas	41	NYMEX	1,645,321 USD	01/27/27	22,131
Natural Gas	24	NYMEX	793,207 USD	06/28/27	12,007
New Zealand Dollar	363	ICE	21,150,316 USD	09/14/26	481,096
Nickel	11	LME	1,203,360 USD	08/19/26	134,621
NIFTY 50 Index	6	NSE	289,444 USD	07/28/26	1,390
Nikkei Index	7	OSE	451,639,200 JPY	09/10/26	(244,108)
Nikkei Index	47	OSE	305,231,027 JPY	09/11/26	(151,677)
Nikkei Index	4	SGX	129,880,500 JPY	09/14/26	(65,743)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
NY Harbor ULSD	31	NYMEX	4,128,793 USD	07/31/26	$(75,495)
NY Harbor ULSD	1	NYMEX	127,987 USD	09/30/26	(2,247)
Palladium	8	NYMEX	1,078,410 USD	09/28/26	109,690
Platinum	8	NYMEX	671,220 USD	10/28/26	44,900
Rapeseed	5	MAT	126,025 EUR	07/31/26	(329)
Rapeseed	7	MAT	178,700 EUR	10/30/26	(871)
S&P ASX Share Price Index 200	1	SFE	221,675 AUD	09/17/26	1,575
Silver	4	COMEX	1,235,465 USD	09/28/26	37,025
Soybean	166	CBOT	5,151,590 USD	08/14/26	106,850
Soybean	18	CBOT	1,006,888 USD	08/14/26	(4,937)
Soybean	1	CBOT	30,930 USD	09/14/26	740
Soybean	1	CBOT	56,300 USD	09/14/26	(138)
Soybean	1	CBOT	30,070 USD	10/14/26	60
Soybean	28	CBOT	1,623,225 USD	11/13/26	21,975
Soybean	6	CBOT	184,480 USD	12/14/26	2,620
Soybean	703	CBOT	21,487,130 USD	01/14/27	73,750
Soybean	160	CBOT	9,252,068 USD	01/21/27	(17,932)
Soybean Oil	3	CBOT	122,214 USD	08/14/26	1,740
Soybean Oil	1	CBOT	41,406 USD	09/14/26	1,542
Soybean Oil	230	CBOT	9,188,140 USD	12/14/26	169,840
Sugar	4	LIFFE	83,390 USD	07/16/26	(11,530)
Sugar	4	LIFFE	89,505 USD	09/15/26	(3,935)
Sugar	300	NYBOT	4,942,763 USD	09/30/26	(36,757)
Sugar	985	NYBOT	16,825,205 USD	02/26/27	(561,227)
Swiss Franc Currency	69	CME	10,910,166 USD	09/14/26	150,047
U.S. Treasury 10-Year Note	3,040	CBOT	333,263,236 USD	09/21/26	(804,264)
U.S. Treasury 2-Year Note	5,552	CBOT	1,143,756,162 USD	09/30/26	(693,210)
U.S. Treasury 5-Year Note	458	CBOT	48,933,551 USD	09/30/26	(93,918)
U.S. Treasury Long Bond	39	CBOT	4,323,758 USD	09/21/26	(102,742)
U.S. Treasury Ultra Bond	144	CBOT	16,429,906 USD	09/21/26	(296,594)
VSTOXX	54	EUREX	101,057 EUR	07/22/26	6,875
Wheat	10	CBOT	303,888 USD	09/14/26	9,262
Wheat	31	KBT	1,009,992 USD	09/14/26	40,855
Wheat	135	CBOT	4,047,827 USD	12/14/26	(32,548)
Wheat	9	KBT	303,250 USD	12/14/26	15,137
Wheat	2	KBT	68,538 USD	03/12/27	3,287
WTI Crude	11	NYMEX	839,335 USD	07/21/26	74,835
WTI Crude	46	NYMEX	3,840,430 USD	08/20/26	654,010
WTI Crude	2	NYMEX	142,980 USD	09/22/26	5,020
WTI Crude	35	NYMEX	2,921,140 USD	11/20/26	528,890

					$927,397

Total Futures Contracts Outstanding					$6,838,482

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2026

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	9,674,900,875	USD	2,750,000	Morgan Stanley Capital Services LLC	07/15/26	$71,876
COP	1,024,785,000	USD	300,000	Morgan Stanley Capital Services LLC	07/15/26	(1,101)
COP	6,813,700,000	USD	1,871,965	State Street Bank and Trust Company	07/31/26	108,365
EGP	36,600,000	USD	670,084	Bank Of America Merrill Lynch	07/30/26	65,683
HKD	2,331,000	USD	298,457	State Street Bank and Trust Company	07/31/26	(964)
IDR	411,986,288,000	USD	22,650,000	Morgan Stanley Capital Services LLC	07/15/26	326,152
IDR	41,077,680,000	USD	2,300,000	Morgan Stanley Capital Services LLC	07/15/26	(9,129)
IDR	10,700,000,000	USD	600,514	State Street Bank and Trust Company	07/31/26	(4,496)
PEN	70,000	USD	20,112	State Street Bank and Trust Company	07/31/26	347
PHP	40,800,000	USD	669,102	State Street Bank and Trust Company	07/31/26	(6,073)
RON	2,100,000	USD	472,132	State Street Bank and Trust Company	07/31/26	(14,892)
SGD	200,000	USD	158,028	State Street Bank and Trust Company	07/31/26	(3,127)
SGD	13,700,000	USD	10,709,093	Morgan Stanley Capital Services LLC	09/16/26	(63,151)
THB	87,450,000	USD	2,627,617	Morgan Stanley Capital Services LLC	09/16/26	21,314
THB	67,650,000	USD	2,075,278	Morgan Stanley Capital Services LLC	09/16/26	(26,106)
TWD	47,838,505	USD	1,500,000	Morgan Stanley Capital Services LLC	07/15/26	1,174
TWD	69,547,782	USD	2,200,000	Morgan Stanley Capital Services LLC	07/15/26	(17,586)
TWD	63,500,000	USD	2,005,759	State Street Bank and Trust Company	07/31/26	(14,605)
USD	3,100,000	COP	10,892,951,650	Morgan Stanley Capital Services LLC	07/15/26	(77,146)
USD	12,150,000	IDR	216,693,692,500	Morgan Stanley Capital Services LLC	07/15/26	65,161
USD	3,500,000	IDR	62,907,115,000	Morgan Stanley Capital Services LLC	07/15/26	(8,282)
USD	9,435	IDR	163,400,000	State Street Bank and Trust Company	07/31/26	334
USD	483,381	RON	2,100,000	State Street Bank and Trust Company	07/31/26	26,140
USD	263,667	RON	1,200,000	State Street Bank and Trust Company	10/30/26	3,603
USD	2,181,175	SGD	2,762,500	State Street Bank and Trust Company	07/31/26	41,602
USD	19,878,328	SGD	25,400,000	Morgan Stanley Capital Services LLC	09/16/26	140,601
USD	1,474,999	SGD	1,900,000	Morgan Stanley Capital Services LLC	09/16/26	(1,444)
USD	1,359,597	THB	44,100,000	State Street Bank and Trust Company	07/31/26	28,984
USD	5,978	THB	200,000	State Street Bank and Trust Company	07/31/26	(57)
USD	11,243,076	THB	367,950,000	Morgan Stanley Capital Services LLC	09/16/26	97,579
USD	2,139,352	THB	70,950,000	Morgan Stanley Capital Services LLC	09/16/26	(9,778)
USD	13,050,000	TWD	412,709,078	Morgan Stanley Capital Services LLC	07/15/26	99,168
USD	2,750,000	TWD	87,685,970	Morgan Stanley Capital Services LLC	07/15/26	(1,590)
USD	3,770,113	TWD	118,900,000	State Street Bank and Trust Company	07/31/26	41,795
AUD	4,400,000	USD	3,034,751	Morgan Stanley Capital Services LLC	09/16/26	7,468
AUD	3,500,000	USD	2,451,482	Morgan Stanley Capital Services LLC	09/16/26	(31,537)
BRL	7,700,000	USD	1,511,276	State Street Bank and Trust Company	07/02/26	(19,693)
BRL	62,497,010	USD	12,000,000	Morgan Stanley Capital Services LLC	07/15/26	68,338
BRL	4,622,566	USD	900,000	Morgan Stanley Capital Services LLC	07/15/26	(7,370)
BRL	7,700,000	USD	1,472,762	State Street Bank and Trust Company	08/04/26	7,386
CAD	5,300,000	USD	3,741,840	Morgan Stanley Capital Services LLC	09/16/26	7,770
CAD	22,800,000	USD	16,264,526	Morgan Stanley Capital Services LLC	09/16/26	(134,127)
CHF	600,000	USD	747,490	Morgan Stanley Capital Services LLC	09/16/26	1,304
CHF	2,150,000	USD	2,699,658	Morgan Stanley Capital Services LLC	09/16/26	(16,484)
CLP	1,152,915,500	USD	1,250,000	Morgan Stanley Capital Services LLC	07/15/26	781
CLP	3,253,276,500	USD	3,600,000	Morgan Stanley Capital Services LLC	07/15/26	(70,567)
CLP	500,000	USD	542	State Street Bank and Trust Company	07/31/26	0
CNH	58,582,000	USD	8,621,188	State Street Bank and Trust Company	07/31/26	19,884

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	81,600,000	USD	12,044,523	Morgan Stanley Capital Services LLC	09/16/26	$29,830
CNH	182,000,000	USD	27,033,537	Morgan Stanley Capital Services LLC	09/16/26	(102,996)
CZK	19,950,000	USD	937,083	Morgan Stanley Capital Services LLC	09/16/26	2,727
CZK	118,650,000	USD	5,683,870	Morgan Stanley Capital Services LLC	09/16/26	(94,474)
DKK	9,450,000	USD	1,445,866	Morgan Stanley Capital Services LLC	09/16/26	4,541
DKK	23,100,000	USD	3,589,486	Morgan Stanley Capital Services LLC	09/16/26	(44,048)
EUR	1,750,000	USD	1,995,939	Morgan Stanley Capital Services LLC	09/16/26	9,936
EUR	4,800,000	USD	5,550,590	Morgan Stanley Capital Services LLC	09/16/26	(48,761)
GBP	5,900,000	USD	7,797,495	Morgan Stanley Capital Services LLC	09/16/26	28,522
GBP	600,000	USD	802,602	Morgan Stanley Capital Services LLC	09/16/26	(6,735)
HUF	247,000,000	USD	787,748	State Street Bank and Trust Company	07/31/26	4,498
HUF	594,000,000	USD	1,897,066	Morgan Stanley Capital Services LLC	09/16/26	5,313
HUF	1,138,500,000	USD	3,700,387	Morgan Stanley Capital Services LLC	09/16/26	(54,160)
ILS	3,200,000	USD	1,071,112	Morgan Stanley Capital Services LLC	09/16/26	6,266
ILS	17,800,000	USD	6,072,582	Morgan Stanley Capital Services LLC	09/16/26	(79,670)
INR	330,538,675	USD	3,450,000	Morgan Stanley Capital Services LLC	07/15/26	39,781
INR	198,561,125	USD	2,100,000	Morgan Stanley Capital Services LLC	07/15/26	(3,620)
INR	236,900,000	USD	2,488,604	State Street Bank and Trust Company	07/31/26	9,580
JPY	2,402,100,000	USD	15,056,596	Morgan Stanley Capital Services LLC	09/16/26	(192,778)
KRW	2,945,278,150	USD	1,900,000	Morgan Stanley Capital Services LLC	07/15/26	4,229
KRW	17,960,556,840	USD	11,750,000	Morgan Stanley Capital Services LLC	07/15/26	(137,851)
KRW	139,000,000	USD	89,770	State Street Bank and Trust Company	07/31/26	114
KRW	1,081,000,000	USD	715,249	State Street Bank and Trust Company	07/31/26	(16,228)
MXN	4,400,000	USD	250,984	State Street Bank and Trust Company	07/31/26	26
MXN	47,500,000	USD	2,682,341	Morgan Stanley Capital Services LLC	09/17/26	16,777
MXN	90,250,000	USD	5,182,447	Morgan Stanley Capital Services LLC	09/17/26	(54,125)
NOK	22,386,566	USD	2,373,510	State Street Bank and Trust Company	07/31/26	(112,787)
NOK	9,900,000	USD	996,392	Morgan Stanley Capital Services LLC	09/16/26	2,704
NOK	118,800,000	USD	12,388,551	Morgan Stanley Capital Services LLC	09/16/26	(399,402)
NZD	3,050,000	USD	1,731,175	Morgan Stanley Capital Services LLC	09/16/26	5,482
NZD	4,100,000	USD	2,367,362	Morgan Stanley Capital Services LLC	09/16/26	(32,841)
PLN	15,800,000	USD	4,280,130	Morgan Stanley Capital Services LLC	09/16/26	(80,223)
SEK	4,500,000	USD	465,414	Morgan Stanley Capital Services LLC	09/16/26	636
SEK	56,500,000	USD	5,970,151	Morgan Stanley Capital Services LLC	09/16/26	(118,638)
TRY	171,100,000	USD	3,467,931	State Street Bank and Trust Company	07/31/26	115,890
TRY	56,600,000	USD	1,099,227	State Street Bank and Trust Company	10/30/26	2,385
USD	2,609,166	AUD	3,650,000	State Street Bank and Trust Company	07/24/26	83,069
USD	5,544,920	AUD	7,900,000	Morgan Stanley Capital Services LLC	09/16/26	82,750
USD	2,271,733	AUD	3,300,000	Morgan Stanley Capital Services LLC	09/16/26	(9,933)
USD	1,484,080	BRL	7,700,000	State Street Bank and Trust Company	07/02/26	(7,503)
USD	4,650,000	BRL	23,801,774	Morgan Stanley Capital Services LLC	07/15/26	53,816
USD	3,000,000	BRL	15,611,391	Morgan Stanley Capital Services LLC	07/15/26	(14,601)
USD	34,153,355	CAD	47,500,000	Morgan Stanley Capital Services LLC	09/16/26	548,354
USD	1,059,397	CAD	1,500,000	Morgan Stanley Capital Services LLC	09/16/26	(1,813)
USD	4,551,119	CHF	3,535,000	State Street Bank and Trust Company	07/31/26	162,237
USD	11,710,441	CHF	9,250,000	Morgan Stanley Capital Services LLC	09/16/26	166,556
USD	1,683,174	CHF	1,350,000	Morgan Stanley Capital Services LLC	09/16/26	(1,610)
USD	4,750,000	CLP	4,261,668,575	Morgan Stanley Capital Services LLC	07/15/26	126,576
USD	792,091	CLP	708,700,000	State Street Bank and Trust Company	07/31/26	23,034

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,502,939	CNH	30,400,000	State Street Bank and Trust Company	07/31/26	$18,819
USD	1,503,739	CNH	10,200,000	State Street Bank and Trust Company	07/31/26	(801)
USD	39,989,545	CNH	269,200,000	Morgan Stanley Capital Services LLC	09/16/26	156,018
USD	4,375,384	CNH	29,600,000	Morgan Stanley Capital Services LLC	09/16/26	(4,528)
USD	5,620,000	CNH	37,854,332	J.P. Morgan Securities LLC	05/06/27	(79,523)
USD	1,178,549	CZK	24,600,000	State Street Bank and Trust Company	07/31/26	20,193
USD	4,680	CZK	100,000	State Street Bank and Trust Company	07/31/26	(28)
USD	5,223,795	CZK	109,200,000	Morgan Stanley Capital Services LLC	09/16/26	79,572
USD	1,038,193	CZK	22,050,000	Morgan Stanley Capital Services LLC	09/16/26	(545)
USD	1,404,572	DKK	9,100,000	Morgan Stanley Capital Services LLC	09/16/26	7,884
USD	2,737,107	DKK	17,850,000	Morgan Stanley Capital Services LLC	09/16/26	(2,550)
USD	27,536,935	EUR	23,700,000	Morgan Stanley Capital Services LLC	07/15/26	443,073
USD	4,534,213	EUR	3,855,000	State Street Bank and Trust Company	07/24/26	125,560
USD	1,675,699	EUR	1,439,000	Citibank N.A.	09/10/26	26,715
USD	16,991,101	EUR	14,650,000	Morgan Stanley Capital Services LLC	09/16/26	199,066
USD	3,089,945	EUR	2,700,000	Morgan Stanley Capital Services LLC	09/16/26	(4,833)
USD	22,472,780	GBP	16,638,000	State Street Bank and Trust Company	07/24/26	403,661
USD	191,984	GBP	142,000	Citibank N.A.	07/28/26	3,632
USD	1,339,654	GBP	1,000,000	Citibank N.A.	09/10/26	13,219
USD	10,319,428	GBP	7,700,000	Morgan Stanley Capital Services LLC	09/16/26	105,815
USD	5,487,981	GBP	4,150,000	Morgan Stanley Capital Services LLC	09/16/26	(16,757)
USD	494,952	HUF	155,500,000	State Street Bank and Trust Company	07/31/26	(3,810)
USD	7,981,862	HUF	2,458,500,000	Morgan Stanley Capital Services LLC	09/16/26	108,129
USD	941,816	HUF	297,000,000	Morgan Stanley Capital Services LLC	09/16/26	(9,372)
USD	1,202,049	ILS	3,585,000	State Street Bank and Trust Company	07/31/26	(3,532)
USD	4,363,925	ILS	12,800,000	Morgan Stanley Capital Services LLC	09/16/26	54,416
USD	740,202	ILS	2,200,000	Morgan Stanley Capital Services LLC	09/16/26	(494)
USD	3,100,000	INR	293,258,090	Morgan Stanley Capital Services LLC	07/15/26	3,822
USD	2,300,000	INR	219,292,690	Morgan Stanley Capital Services LLC	07/15/26	(15,261)
USD	521,765	INR	49,400,000	State Street Bank and Trust Company	07/31/26	827
USD	1,047,103	INR	100,500,000	State Street Bank and Trust Company	07/31/26	(12,700)
USD	19,088,550	JPY	3,037,950,000	Morgan Stanley Capital Services LLC	09/16/26	290,188
USD	9,000,000	KRW	13,706,601,005	Morgan Stanley Capital Services LLC	07/15/26	138,188
USD	8,644,434	KRW	12,858,800,000	State Street Bank and Trust Company	07/31/26	329,378
USD	11,527,600	MXN	201,400,000	Morgan Stanley Capital Services LLC	09/17/26	83,345
USD	1,342,348	MXN	23,750,000	Morgan Stanley Capital Services LLC	09/17/26	(7,210)
USD	2,658,457	NOK	25,850,000	Morgan Stanley Capital Services LLC	09/16/26	49,707
USD	885,046	NOK	8,800,000	Morgan Stanley Capital Services LLC	09/16/26	(3,039)
USD	12,874,415	NZD	22,050,000	Morgan Stanley Capital Services LLC	09/16/26	319,235
USD	3,008,552	NZD	5,300,000	Morgan Stanley Capital Services LLC	09/16/26	(9,247)
USD	525,146	PLN	1,900,000	State Street Bank and Trust Company	07/31/26	20,093
USD	6,858,818	PLN	25,400,000	Morgan Stanley Capital Services LLC	09/16/26	107,068
USD	1,325,899	PLN	5,000,000	Morgan Stanley Capital Services LLC	09/16/26	(3,186)
USD	1,554,653	SEK	14,309,723	State Street Bank and Trust Company	07/31/26	76,554
USD	307,541	SEK	3,000,000	State Street Bank and Trust Company	07/31/26	(2,338)
USD	11,817,997	SEK	111,000,000	Morgan Stanley Capital Services LLC	09/16/26	322,104
USD	1,289,161	SEK	12,500,000	Morgan Stanley Capital Services LLC	09/16/26	(5,422)
USD	1,183,301	TRY	56,600,000	State Street Bank and Trust Company	07/31/26	(2,229)
USD	2,162,836	ZAR	36,100,000	State Street Bank and Trust Company	07/31/26	(35,796)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	884,390	ZAR	14,400,000	Morgan Stanley Capital Services LLC	09/16/26	$10,667
USD	921,354	ZAR	15,300,000	Morgan Stanley Capital Services LLC	09/16/26	(6,975)
ZAR	4,000,000	USD	246,611	State Street Bank and Trust Company	07/31/26	(2,995)
ZAR	14,400,000	USD	871,799	Morgan Stanley Capital Services LLC	09/16/26	1,924
ZAR	16,200,000	USD	984,187	Morgan Stanley Capital Services LLC	09/16/26	(1,248)

Total Forward Foreign Currency Exchange Contacts Outstanding						$3,918,789

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2026

Reference Obligation	Financing Fee	Payment Frequency	MaturityDate	Counterparty	Notional Amount	Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
China Government International Bonds	1.00	3M	6/20/31	Morgan Stanley Capital Services LLC	15,600,000 USD	$(443,496)	$(362,927)	$(80,569)
China Government International Bonds	1.00	3M	6/20/31	Morgan Stanley Capital Services LLC	8,400,000 USD	(238,806)	(195,422)	(43,384)
Republic of South Africa International Bonds	1.00	3M	6/20/31	Morgan Stanley Capital Services LLC	6,800,000 USD	72,938	70,952	1,986
Republic of South Africa International Bonds	1.00	3M	6/20/31	Morgan Stanley Capital Services LLC	12,600,000 USD	135,150	131,470	3,680

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(474,214)	$(355,927)	$(118,287)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Morgan Stanley Capital Services LLC	1,662,000 USD	$485,225	$385,152	$100,073
CDX.NA.HY.46	5.00%	3M	6/20/2031	Bank of America Securities, Inc.	1,300,000 USD	(105,950)	(130,851)	24,901
CDX.EM.45	1.00%	3M	6/20/2031	Morgan Stanley Capital Services LLC	7,350,000 USD	127,376	208,005	(80,629)
CDX.EM.45	1.00%	3M	6/20/2031	Morgan Stanley Capital Services LLC	13,600,000 USD	235,688	372,640	(136,952)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.45	1.00%	3M	6/20/2031	Morgan Stanley Capital Services LLC	13,600,000 USD	$235,688	$384,880	$(149,192)
CDX.EM.45	1.00%	3M	6/20/2031	Morgan Stanley Capital Services LLC	7,350,000 USD	127,376	201,390	(74,014)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$1,105,403	$1,421,216	$(315,813)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating1	Notional Amount[2]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Xover Series 45	5.00%	3M	6/20/2031	Morgan Stanley & Co. LLC	NR	4,000,000 EUR	$506,699	$338,000	$168,699
CDX.NA.IG.46	1.00%	3M	6/20/2031	Morgan Stanley & Co. LLC	NR	21,000,000 USD	467,392	358,552	108,840
iTraxx Europe Series 45	1.00%	3M	6/20/2031	Morgan Stanley & Co. LLC	NR	11,000,000 EUR	284,982	186,716	98,266
CDX.EM.45	1.00%	3M	6/20/2031	Morgan Stanley & Co. LLC	NR	1,000,000 USD	(17,330)	0	(17,330)
CDX.EM.45	1.00%	3M	6/20/2031	Bank of America Securities, Inc.	NR	16,900,000 USD	(292,877)	(411,515)	118,638

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$948,866	$471,753	$477,113

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	23,700,000 USD	$(248,221)	$(411,704)	$163,483
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	13,800,000 USD	(144,534)	(239,726)	95,192
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	2,200,000 USD	(26,784)	(37,174)	10,390
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	3,800,000 USD	(46,263)	(64,210)	17,947
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	6,700,000 USD	(80,807)	(115,160)	34,353
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	11,400,000 USD	(137,492)	(195,944)	58,452
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	3,600,000 USD	(41,893)	(60,307)	18,414
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	2,200,000 USD	(25,601)	(36,854)	11,253
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	8,500,000 USD	(87,537)	(143,460)	55,923

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	4,800,000 USD	$(49,433)	$(81,012)	$31,579
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,900,000 USD	(4,140)	82,827	(86,967)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,100,000 USD	(2,397)	47,504	(49,901)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	3,300,000 USD	(7,191)	82,887	(90,078)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	2,000,000 USD	(4,358)	48,248	(52,606)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	4,215,000 USD	(77,921)	(15,733)	(62,188)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	7,206,000 USD	(133,214)	(26,898)	(106,316)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	19,900,000 USD	(178,652)	509,698	(688,350)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	11,600,000 USD	(104,139)	297,111	(401,250)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	10,200,000 USD	(91,570)	177,102	(268,672)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	17,500,000 USD	(157,106)	303,852	(460,958)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(1,649,253)	$121,047	$(1,770,300)

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at June 30, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
Oracle Corp.	1.00%	3M	12/20/2030	Morgan Stanley Capital Services LLC	NR	2,000,000 USD	$(45,296)	$(11,918)	$(33,378)
Oracle Corp.	1.00%	3M	12/20/2030	Citibank N.A.	NR	4,000,000 USD	(90,593)	(18,990)	$(71,603)

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)							$(135,889)	$(30,908)	$(104,981)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2026

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs International	A	432,000 USD	$(14,073)	$(3,376)	$(10,697)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	4,907,000 USD	(1,432,609)	(171,331)	(1,261,278)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(1,446,682)	$(174,707)	$(1,271,975)

[1]	Using the higher of S&P’s or Moody’s rating. NR represents a security that is not rated.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

OTC Total Return Swaps Outstanding at June 30, 2026

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Buys
10X Genomics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	203,604 USD	$5,311
3M Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	337,049 USD	(2,705)
3SBio, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	740,140 HKD	5,249
77 Bank Ltd. (The)	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,691,400 JPY	(57)
A10 Networks, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,232 USD	1,088
a2 Milk Co. Ltd. (The)	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	20,757 AUD	1,490
AAC Technologies Holdings, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	518,100 HKD	(5,780)
AAK AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	155,094 SEK	55
AAON, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	281,236 USD	(3,032)
AAR Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	64,931 USD	959
ABB Ltd.	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	1,159,250 CHF	(10,796)
Abbott Laboratories	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	185,941 USD	5,793
AbbVie, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	39,975 USD	1,294
Abercrombie & Fitch Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	168,783 USD	7,726
Aberdeen Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	192,233 GBP	1,793
Abivax SA	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,012,479 USD	88,116
AcadeMedia AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	563,248 SEK	1,666
Academy Sports & Outdoors, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	33,151 USD	(3,035)
Academy Sports & Outdoors, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	691,509 USD	(63,313)
Acadia Healthcare Co., Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	189,350 USD	2,389
Acadia Realty Trust	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,931 USD	(63)
Accenture PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	126,702 USD	(396)
ACEA SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	2,649 EUR	49
Acerinox SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	25,908 EUR	(2,307)
ACS Actividades de Construccion y Servicios SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	71,822 EUR	(447)
Acuity, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	97,122 USD	13,616
Acuity, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	156,990 USD	454
Acushnet Holdings Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	61,684 USD	6,589
Adaptive Biotechnologies Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,596 USD	4,133
Addus HomeCare Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,300 USD	876
Adecco Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	94,971 CHF	(939)
ADEKA Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,749,200 JPY	(328)
adidas AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	261,227 EUR	8,751
Adient PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	36,650 USD	(3,934)
Admiral Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	183,358 GBP	18,054
Adobe, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	439,305 USD	22,810
Adobe, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	681,370 USD	35,380
ADT, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	90,411 USD	(425)
Advanced Drainage Systems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,394 USD	373
Advanced Energy Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	39,599 USD	(1,567)
Advanced Energy Industries, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	648,344 USD	(25,651)
Advanced Micro Devices, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	581,970 USD	30,890
Advantage Energy Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	22,833 CAD	482
Advantest Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	70,466,161 JPY	19,218
AECOM	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,981 USD	(42)
Aedifica SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	235,601 EUR	6,153

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aegon Ltd.	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	756,857 EUR	$(11,653)
Aegon Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	35,637 USD	(417)
Aehr Test Systems	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,136 USD	34
Aeon Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	12,131,850 JPY	2,298
AEP Plantations PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	2,551 GBP	(185)
AerCap Holdings NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,489 USD	(55)
AerCap Holdings NV	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	510,597 USD	(3,720)
AeroVironment, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	232,443 USD	21,105
Aeva Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	37,905 USD	5,175
Affiliated Managers Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	46,526 USD	(2,196)
Affirm Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	185,049 USD	23,964
Affirm Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	188,696 USD	(805)
Aflac, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	179,137 USD	1,076
AG Barr PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	4,936 GBP	196
AGCO Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	91,933 USD	4,664
Agilent Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	57,932 USD	2,904
Agios Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	52,439 USD	3,003
AGL Energy Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	30,773 AUD	(649)
AGNC Investment Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	94,873 USD	4,753
Agnico Eagle Mines Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,009 USD	(563)
Agree Realty Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	129,680 USD	4,152
AIA Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,767,150 HKD	(7,425)
Air Products & Chemicals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	228,187 USD	8,116
Air Water, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,243,500 JPY	2,299
Airbnb, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	818,437 USD	22,991
Aisin Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	25,105,063 JPY	(3,790)
AIXTRON SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	199,326 EUR	(28,411)
AJ Bell PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	205,493 GBP	7,094
Akamai Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,011,875 USD	(16,546)
Aker Solutions ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,130,333 NOK	(1,884)
Aktia Bank Oyj	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	2,682 EUR	(46)
Alamos Gold, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	88,807 USD	(4,705)
Alarm.com Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	42,564 USD	2,941
Alarm.com Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	235,852 USD	(103)
Alaska Air Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	35,626 USD	(391)
Albemarle Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	540,267 USD	(74,684)
Albertsons Cos., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	60,936 USD	(403)
Alcoa Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	250,905 USD	(26,703)
Alcon AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	389,675 CHF	15,564
Alcon AG	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	135,901 USD	2,660
Alexandria Real Estate Equities, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	192,470 USD	8,043
Algonquin Power & Utilities Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	7,411 CAD	32
Alibaba Group Holding Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,798 USD	230
Align Technology, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	89,834 USD	(2,637)
ALK-Abello A/S	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	297,352 DKK	(1,805)
Alkermes plc	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,346 USD	6,974
Alkermes plc	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	682,799 USD	94,586
Allegro MicroSystems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,161 USD	1,327
Allegro MicroSystems, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	569,125 USD	15,614

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Alliant Energy Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	65,450 USD	$2,754
Allianz SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	557,855 EUR	12,028
Allied Gold Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	580,713 USD	(600)
Allied Properties Real Estate Investment Trust	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	8,015 CAD	(40)
Allos SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	87,386 BRL	580
Allstate Corp. (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	209,966 USD	(3,672)
Ally Financial, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	29,712 USD	248
Ally Financial, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	222,493 USD	(2,255)
Almirall SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	5,747 EUR	51
Alnylam Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	451,096 USD	23,026
Alnylam Pharmaceuticals, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	544,752 USD	27,807
Alpha Metallurgical Resources Inc	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,058 USD	(873)
Alphabet, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,979,538 USD	43,533
Alps Alpine Co. Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,644,600 JPY	(1,720)
ALSOK Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	531,250 JPY	26
AltaGas Ltd.	07/21/26	M	2.70%	Morgan Stanley Capital Services LLC	4,853,555 CAD	(80,373)
Altri SGPS SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	3,231 EUR	(152)
Altria Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	1,043,971 USD	36,646
Aluminum Corp. of China Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,039,834 HKD	(13,492)
Alumis, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,927 USD	421
Amazon.com, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	427,170 USD	10,184
Amazon.com, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	2,015,637 USD	(8,100)
Ambea AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	787,006 SEK	11,199
Ambev SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	87,506 BRL	(126)
Amcor PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,721 USD	2,673
Amdocs Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	70,867 USD	(1,577)
Amentum Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	351,705 USD	450
Ameren Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	52,875 USD	1,610
Ameresco, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	29,229 USD	(1,353)
American Airlines Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,183 USD	1,811
American Eagle Outfitters, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	141,338 USD	(4,787)
American Electric Power Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	461,914 USD	23,078
American Express Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	170,387 USD	91
American Financial Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	53,790 USD	2,186
American Healthcare REIT, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	704,806 USD	74,576
American Homes 4 Rent	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	61,951 USD	3,681
American International Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	758,278 USD	(18,269)
American States Water Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,211 USD	1,421
American Tower Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	125,795 USD	(9,169)
American Tower Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	496,474 USD	(36,188)
American Water Works Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,486 USD	1,199
American Water Works Co., Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	481,816 USD	25,688
Ameris Bancorp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,610 USD	319
AMG Critical Materials NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	102,660 EUR	(11,966)
Amkor Technology, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	252,679 USD	(19,771)
AMN Healthcare Services, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	24,545 USD	1,642
Amphenol Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	210,769 USD	13,157
Amphenol Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,579,719 USD	47,715

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Amrize Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	49,134 USD	$(311)
Amrize Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	119,918 USD	860
ANA Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	19,074,250 JPY	1,685
AnaptysBio, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,798 USD	1,727
Anglo American PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	11,051 GBP	(777)
Anritsu Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,593,200 JPY	559
Ansell Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	27,117 AUD	987
Antero Resources Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	114,341 USD	3,730
Antofagasta PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	164,609 GBP	(7,162)
ANZ Group Holdings Ltd.	07/21/26	M	4.85%	Morgan Stanley Capital Services LLC	28,934 AUD	4
Aozora Bank Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,976,250 JPY	(995)
AP Memory Technology Corp.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	7,805,000 TWD	(21,616)
AP Moller—Maersk AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	1,876,200 DKK	(6,494)
APA Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	142,717 USD	(6,802)
APA Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	437,260 USD	(5,089)
APA Group	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	41,127 AUD	(525)
APG SGA SA	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	4,710 CHF	36
Apotea AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	220,255 SEK	338
Apple Hospitality REIT, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	32,290 USD	389
Apple, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	212,065 USD	(5,462)
Applied Industrial Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	42,597 USD	10
Applied Materials, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	363,622 USD	47,042
Applied Materials, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,550,389 USD	182,642
Applied Optoelectronics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	188,987 USD	658
AppLovin Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	493,125 USD	981
Aptiv PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,782 USD	(578)
AQ Group AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	149,983 SEK	(690)
Aramark	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	48,543 USD	2,951
Arbor Realty Trust, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,360 USD	933
ArcBest Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	387,587 USD	(5,484)
ArcelorMittal SA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	81,473 USD	(4,511)
Arch Capital Group Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	191,468 USD	9,835
Arch Capital Group Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	282,164 USD	(4,669)
Archer Aviation, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	64,715 USD	(8,343)
ARCHION Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,519,800 JPY	(282)
Arcus Biosciences, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	221,108 USD	29,232
Argenx SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	269,048 EUR	5,866
Argenx SE	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	86,760 USD	2,306
Aritzia, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	541,909 CAD	(14,017)
Arkema SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	183,575 EUR	(9,411)
ARKO Petroleum Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,257,601 USD	25,179
Arlo Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,474 USD	442
ARMOUR Residential REIT, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,301 USD	506
Armstrong World Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	51,416 USD	1,202
Array Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	21,888 USD	(2,896)
Arrow Electronics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,005 USD	(2,463)
Arrowhead Pharmaceuticals, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	72,001 USD	(1,332)
Asahi Group Holdings Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	36,240,000 JPY	5,275

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Asahi Kasei Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,650,178 JPY	$(272)
Asbury Automotive Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	24,917 USD	620
Ascendis Pharma A/S	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,736 USD	465
Ascentage Pharma Group International	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	75,648 HKD	558
ASE Technology Holding Co., Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	120,522 USD	4,144
ASGN, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,803 USD	38
Ashland, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	59,161 USD	(1,573)
Ashmore Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	43,016 GBP	1,059
Asics Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,144,000 JPY	413
ASML Holding NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,804,822 EUR	96,202
ASML Holding NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	461,091 USD	14,385
ASML Holding NV	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	987,376 USD	27,238
ASMPT Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	394,060 HKD	8,327
Associated British Foods PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	409,099 GBP	25,920
Assurant, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	105,451 USD	(455)
Assured Guaranty Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	53,488 USD	2,464
Astellas Pharma, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	25,665,661 JPY	(6)
AstraZeneca PLC	07/21/26	M	4.23%	Morgan Stanley Capital Services LLC	32,561 GBP	2,553
Atalaya Mining Copper SA	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	14,280 GBP	(626)
Atco Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	70,548 CAD	1,773
ATI, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	75,717 USD	(2,593)
Atlantic Union Bankshares Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	512,089 USD	34,768
Atlassian Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	403,398 USD	(10,948)
Atmos Energy Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	180,274 USD	2,849
Atmus Filtration Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	41,748 USD	(905)
Atour Lifestyle Holdings Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,380 USD	(2)
Atresmedia Corp. de Medios de Comunicacion SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	37,782 EUR	(1,415)
Attendo AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	733,645 SEK	8,811
Aumovio SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	3,680 EUR	(407)
Auren Energia SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	47,234 BRL	243
Aurinia Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,187 USD	(230)
Aurizon Holdings Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	113,510 AUD	(433)
Aurora Innovation, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,553 USD	894
Aurora Innovation, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	76,603 USD	(356)
Aurubis AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	59,132 EUR	(4,967)
Austevoll Seafood ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	188,209 NOK	(1,377)
Autodesk, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	244,978 USD	8,546
Automatic Data Processing, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	435,853 USD	18,990
AutoNation, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	26,174 USD	(349)
Autoneum Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	2,074 CHF	(160)
Autotrader Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	495,794 GBP	21,514
AvalonBay Communities, Inc.	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	921,037 USD	45,056
AvePoint, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,973 USD	1,116
Avery Dennison Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	66,929 USD	2,070
Avista Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	45,944 USD	1,388
Aviva PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	80,188 GBP	889
Avnet, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,986 USD	(824)
Avnet, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	66,086 USD	795

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Avon Technologies PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	2,422 GBP	$(26)
AXA SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,969,817 EUR	54,973
Axcelis Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	31,818 USD	957
Axcelis Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	248,968 USD	3,758
Axia Energia	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	946,347 BRL	4,345
Axis Capital Holdings Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	93,890 USD	3,666
AXT, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	11,278 USD	(2,484)
Aya Gold & Silver, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	27,707 CAD	(748)
Azenta, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,863 USD	1,293
B&M European Value Retail PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	43,534 GBP	2,812
B2 Impact ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	25,791 NOK	153
Babcock & Wilcox Enterprises, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	38,806 USD	(7,997)
Babcock International Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	39,494 GBP	(1,680)
Badger Meter, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	38,154 USD	3,837
Balchem Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,311 USD	68
Balfour Beatty PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	177,328 GBP	(3,092)
Banco Bradesco SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	736,001 BRL	3,387
Banco BTG Pactual SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	654,296 BRL	4,564
Banco de Sabadell SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	502,272 EUR	(12,831)
Banco di Desio e della Brianza SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	2,035 EUR	196
Banco Santander Brasil SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	68,782 BRL	34
Bancorp, Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,304 USD	1,294
Bancorp, Inc. (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	298,109 USD	(5)
Bandai Namco Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	9,110,000 JPY	1,924
Bank of America Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	649,773 USD	(4,417)
Bank of America Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	943,507 USD	(6,414)
Bank of China Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	3,957,770 HKD	(25,704)
Bank of Communications Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	308,134 HKD	(2,286)
Bank of Nova Scotia	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	339,412 CAD	486
Bank of Queensland Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	25,384 AUD	81
Bank OZK	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,036 USD	904
Banner Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,546 USD	140
Barclays PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	323,830 USD	(4,706)
Barclays PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	1,065,168 GBP	(29,619)
Barco NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	29,645 EUR	(718)
Barrick Mining Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	392,971 USD	(33,384)
Barrick Mining Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	158,561 USD	480
BASF SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	335,298 EUR	(18,187)
Basic-Fit NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	68,267 EUR	1,225
Basilea Pharmaceutica Ag Allschwil	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	13,952 CHF	827
Basler AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,551 EUR	8
Bath & Body Works, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	56,240 USD	10,027
Bath & Body Works, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	124,847 USD	22,260
Bavarian Nordic AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	1,311,501 DKK	12,120
BayCurrent, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	16,374,000 JPY	11,263
Baytex Energy Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	84,582 CAD	0
BB Seguridade Participacoes SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	60,868 BRL	137
BCE, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	143,724 CAD	(4,923)
Be Semiconductor Industries	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	950,650 EUR	(106,025)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beach Energy Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	25,875 AUD	$(1,856)
Beacon Financial Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,891 USD	445
Beam Therapeutics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	194,612 USD	(6,950)
Beiersdorf AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	115,914 EUR	7,766
Beijing Geekplus Technology Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	133,595 HKD	313
Bekaert SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	27,197 EUR	(2,204)
Belden, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	21,289 USD	(305)
Belden, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	176,183 USD	(515)
Bell Food Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	12,727 CHF	188
BellRing Brands, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	200,502 USD	51,699
Beneteau SACA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	12,812 EUR	(83)
Berkshire Hathaway, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	1,366,866 USD	32,725
BHP Group Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	200,208 AUD	(343)
Biglari Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,196 USD	1,118
Bilfinger SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	102,778 EUR	(6,022)
Bill Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,948 USD	2,096
Billerud Aktiebolag	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	334,294 SEK	401
Billiontoone, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,532 USD	867
BioArctic AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	503,970 SEK	2,552
BioCryst Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,203 USD	207
BioGaia AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	688,894 SEK	675
Biohaven Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,081 USD	(683)
BioMarin Pharmaceutical, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	93,968 USD	2,219
BioMerieux	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	196,139 EUR	4,330
BIPROGY, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,680,000 JPY	1,048
Birchcliff Energy Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	21,695 CAD	(685)
Birkenstock Holding PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	397,711 USD	(2,480)
Bitdeer Technologies Group	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,696 USD	(46)
BitMine Immersion Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	183,659 USD	(29,529)
BitMine Immersion Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	119,421 USD	968
Bittium OYJ	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	10,079 EUR	(240)
BJ’s Wholesale Club Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	273,086 USD	11,077
BKW AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	23,124 CHF	(203)
Blackbaud, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	41,084 USD	4,768
BlackBerry Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	11,186 CAD	1,054
BlackLine, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,279 USD	1,378
Blackrock, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	73,301 USD	(5,030)
Blackstone Mortgage Trust, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,609 USD	(507)
Blackstone Secured Lending Fund	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	29,002 USD	612
Bloom Energy Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	53,261 USD	(6,645)
Bloom Energy Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,966,157 USD	(245,308)
Blue Bird Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	51,467 USD	2,068
Blue Owl Capital Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	249,531 USD	(1,238)
Blue Owl Technology Finance Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,354 USD	(42)
Blue Owl Technology Finance Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	320,636 USD	(3,977)
Bluenord ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,480,793 NOK	(8,926)
BNK Financial Group, Inc.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	21,967,200 KRW	170
BNP Paribas SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	156,935 EUR	664

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BOC Hong Kong Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,324,932 HKD	$(16,992)
Boise Cascade Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,633 USD	3,553
BOK Financial Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,604 USD	534
Bollore SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	52,448 EUR	(14,644)
BoneSupport Holding AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	585,598 SEK	2,833
Booking Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	301,483 USD	18,815
Boot Barn Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	97,261 USD	(7,734)
Boozt AB	07/21/26	M	2.21%	Morgan Stanley & Co. LLC	338,101 SEK	3,839
BorgWarner, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	187,288 USD	(15,379)
Bossard Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	9,580 CHF	(33)
Boston Beer Co., Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,807 USD	(52)
Boston Scientific Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	454,383 USD	(16,913)
Boston Scientific Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	2,023,310 USD	(75,309)
Bouygues SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	187,613 EUR	(6,572)
Box, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	99,827 USD	8,934
BP PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	388,133 USD	(27,612)
BP PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	912,855 GBP	(85,986)
BP PLC	07/21/26	M	4.23%	Morgan Stanley Capital Services LLC	76,105 GBP	(7,169)
Bradespar SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	182,852 BRL	(1,028)
Brady Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,746 USD	2,106
Brambles Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	106,361 AUD	1,392
Brava Energia	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	161,936 BRL	903
Braze, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	357,944 USD	852
Bread Financial Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	144,922 USD	6,335
Bridgebio Pharma, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	109,023 USD	984
Bridgestone Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,809,000 JPY	(57)
Brightstar Lottery PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,191 USD	(298)
Brinker International, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	182,575 USD	41
Brink’s Co., (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	631,910 USD	(244)
Bristol-Myers Squibb Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,427 USD	1,197
Bristol-Myers Squibb Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	239,914 USD	12,807
British American Tobacco plc	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	118,095 USD	5,734
British American Tobacco plc	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	605,610 USD	29,407
British American Tobacco PLC	07/21/26	M	0.50%	Morgan Stanley Capital Services LLC	71,128 GBP	4,294
British Land Co., PLC (The)	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	141,311 GBP	4,964
Broadcom, Inc.	07/21/26	M	3.92%	Bank Of America Merrill Lynch	51,761 USD	(1,898)
Broadridge Financial Solutions, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	148,480 USD	796
Broadstone Net Lease, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,911 USD	(65)
Brookfield Asset Management Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	55,594 CAD	(1,877)
Brookfield Asset Management, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	102,899 USD	391
Brookfield Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	363,376 USD	(338)
Brother Industries Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	8,822,800 JPY	(1,940)
Brown & Brown, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	372,212 USD	37,771
BRP, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	13,047 CAD	207
Brunswick Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,174 USD	239
Brunswick Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	637,731 USD	21,279
Buckle, Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	46,523 USD	(2,720)
Bufab AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	207,764 SEK	664
Builders FirstSource, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	98,822 USD	11,149

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bunge Global SA	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	246,028 USD	$(6,205)
Bunzl PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	36,221 GBP	3,256
Burberry Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	134,318 GBP	(6,053)
Burckhardt Compression Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	19,247 CHF	(998)
Bureau Veritas SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	97,818 EUR	5,541
Burlington Stores, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,113 USD	(461)
BW LPG Ltd.	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	963,066 NOK	(4,747)
BWX Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	44,688 USD	1,054
BYD Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	3,768,635 HKD	(34,828)
Byggmax Group AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	31,486 SEK	51
Bytes Technology Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	56,623 GBP	3,537
C&C Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	10,935 GBP	(131)
C3.ai, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	168,712 USD	(10,610)
CaixaBank SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,374,320 EUR	(39,512)
California Resources Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	164,621 USD	(1,729)
California Water Service Group	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,617 USD	2,108
Calix, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	958,005 USD	261
Calumet, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	194,945 USD	16,241
Camden Property Trust	07/21/26	M	3.88%	Morgan Stanley & Co. LLC	998,475 USD	50,483
Cameco Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	372,588 USD	3,072
Campbell’s Co. (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	100,735 USD	9,234
Camurus AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	965,347 SEK	9,484
Canadian Apartment Properties REIT	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	114,965 CAD	639
Canadian National Railway Co.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	228,165 CAD	7,626
Canadian Natural Resources Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	56,597 CAD	(2,038)
Canadian Pacific Kansas City Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	714,040 USD	(5,070)
Canadian Tire Corp. Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	81,466 CAD	3,164
Canadian Utilities Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	42,432 CAD	638
CANCOM SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	6,844 EUR	(15)
Canon, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	15,836,000 JPY	(2,637)
Capgemini SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	327,463 EUR	(1,602)
Capital One Financial Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	141,092 USD	(56)
Capricor Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,076 USD	(910)
Capricorn Metals Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	46,888 AUD	(2,120)
Capstone Copper Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	32,252 CAD	(2,528)
Capstone Copper Corp.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	11,957 AUD	(740)
Cardinal Infrastructure Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	257,468 USD	5,915
Care Property Invest NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	8,428 EUR	98
Cargurus, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	25,057 USD	3,340
Cargurus, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	343,625 USD	1,093
Carl Zeiss Meditec AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	78,860 EUR	(2,658)
Carlisle Cos., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	131,028 USD	650
Carlyle Group, Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,065 USD	(831)
CarMax, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	66,915 USD	626
Carmila SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	55,468 EUR	252
Carnival Corp., Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,870 USD	(2,730)
Carpenter Technology Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	73,826 USD	3,896
Carpenter Technology Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	697,036 USD	(7)
Carter’s, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,720 USD	(125)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Casella Waste Systems, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	103,698 USD	$447
Casio Computer Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,274,403 JPY	271
Caterpillar, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	1,096,906 USD	45,731
Cathay General Bancorp	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	43,704 USD	1,487
Cavco Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	64,058 USD	2,909
CBRE Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	98,368 USD	2,380
CCC Intelligent Solutions Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	113,835 USD	23,085
CECO Environmental Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	852,876 USD	(76,414)
Celanese Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,948 USD	(2,096)
Celcuity, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	202,624 USD	(813)
Celestica, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	232,133 USD	(7,417)
Celestica, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	695,075 USD	21,757
Celldex Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	25,095 USD	2,850
Celldex Therapeutics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	57,762 USD	(2,393)
Cellnex Telecom SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	220,023 EUR	(22,846)
Celsius Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	149,298 USD	820
Celsius Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	318,456 USD	1,750
Cemex SAB de CV	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	51,326 USD	(2,366)
Cencora, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	152,459 USD	6,575
Cenovus Energy, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	456,050 CAD	(10,090)
Cenovus Energy, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,236,255 USD	(9,425)
Centene Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	220,524 USD	1,766
Centerra Gold, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	150,152 CAD	(4,636)
Central BanCo, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	743,166 USD	50,694
Centrica PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	368,852 GBP	(5,381)
Centuri Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	65,134 USD	820
Century Communities, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,111 USD	2,524
Ceres Power Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	30,179 GBP	(9,773)
CES Energy Solutions Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	7,601 CAD	120
CF Industries Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	183,803 USD	(2,900)
CGN Power Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	95,880 HKD	(600)
Champion Homes, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,537 USD	1,320
Charles Schwab Corp. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	90,465 USD	236
Charter Communications, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	113,990 USD	15,136
Charter Hall Group	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	54,686 AUD	(243)
Check Point Software Technologies Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	111,879 USD	10,351
Chemed Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,170 USD	925
Chemometec AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	151,330 DKK	(418)
Chemours Co., (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	53,543 USD	(2,345)
Chemours Co., (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	852,584 USD	(37,345)
Cheniere Energy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	87,261 USD	3,084
Cheniere Energy, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	3,917,524 USD	138,475
Chevron Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	834,686 USD	(44,342)
Chevron Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	166,815 USD	(2,381)
Chime Financial, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	77,646 USD	16,337
China CITIC Bank Corp. Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	94,900 HKD	(1,064)
China Coal Energy Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	155,260 HKD	(2,213)
China Construction Bank Corp.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	4,415,260 HKD	(32,800)
China Hongqiao Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	534,860 HKD	(7,597)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Life Insurance Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	3,268,080 HKD	$(47,043)
China Longyuan Power Group Corp. Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	122,590 HKD	(944)
China Merchants Bank Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,167,000 HKD	(5,254)
China Minsheng Banking Corp. Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	150,300 HKD	(1,127)
China Nonferrous Mining Corp. Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	169,560 HKD	(4,187)
China Oilfield Services Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	27,080 HKD	(273)
China Pacific Insurance Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	984,048 HKD	(11,293)
China Petroleum & Chemical Corp.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	249,600 HKD	(1,178)
China Resources Beer Holdings Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	96,570 HKD	(57)
China Resources Gas Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	112,070 HKD	(1,202)
China Taiping Insurance Holdings Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	87,276 HKD	(1,421)
China Tower Corp. Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	202,100 HKD	(1,574)
Chinasoft International Ltd	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	64,600 HKD	(800)
ChipMOS Technologies, Inc.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	2,052,000 TWD	(7,002)
Chipotle Mexican Grill, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	257,754 USD	27,948
Chiyoda Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,689,900 JPY	(1,043)
Chocoladefabriken Lindt & Spruengli AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	509,320 CHF	20,192
Chongqing Rural Commercial Bank Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	68,970 HKD	(687)
Chrysalis Investments Ltd.	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	20,429 GBP	721
Churchill Downs, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	324,409 USD	(3,140)
Cia Energetica de Minas Gerais	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	429,045 BRL	(532)
Cia Siderurgica Nacional SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	31,640 BRL	(826)
Cibus Real Estate AB publ	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	194,803 SEK	51
Cie Financiere Richemont SA	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	281,107 CHF	8,033
Cie Generale des Etablissements Michelin SCA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	501,251 EUR	7,536
Ciena Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	99,196 USD	6,765
Ciena Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,424,721 USD	93,562
Cinemark Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,930 USD	(1,562)
Cintas Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	274,170 USD	1,019
Cintas Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	48,804 USD	179
Circle Internet Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	571,483 USD	(123,803)
Cirrus Logic, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	103,877 USD	(10,601)
CITIC Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	984,000 HKD	(16,896)
Citigroup, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	1,232,431 USD	(47,810)
Citizen Watch Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	12,270,000 JPY	(341)
Citizens Financial Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	44,126 USD	1,350
CJ CheilJedang Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	15,399,600 KRW	(120)
Clas Ohlson AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	819,097 SEK	6,362
Clean Harbors, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	213,596 USD	(1,185)
Cleanspark, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	118,102 USD	(19,627)
Clear Secure, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	124,236 USD	9,014
Cleveland-Cliffs, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	153,215 USD	(32,215)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cloetta AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	214,750 SEK	$(16)
Clorox Co. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	47,813 USD	2,198
Close Brothers Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	16,965 GBP	(2,569)
CME Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	43,169 USD	(3,861)
CME Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	127,683 USD	(1,368)
CMOC Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,338,600 HKD	(35,892)
CNA Financial Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,544 USD	408
CNA Financial Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	532,674 USD	(1,901)
CNH Industrial NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	212,977 USD	17,440
CNO Financial Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,174 USD	(468)
CNX Resources Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	84,461 USD	1,857
Coca-Cola Bottlers Japan Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	10,818,900 JPY	4,726
Coca-Cola Co. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	753,785 USD	16,492
Coca-Cola Co. (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	255,310 USD	(2,316)
Coca-Cola HBC AG	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	52,555 GBP	4,861
Coface SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	29,613 EUR	(468)
Cogent Biosciences, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,737 USD	1,336
Cognex Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	259,178 USD	18,480
Cognizant Technology Solutions Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	247,412 USD	(14,955)
Coinbase Global, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	252,346 USD	2,317
Colgate-Palmolive Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	749,020 USD	19,075
Colruyt Group NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	49,001 EUR	2,779
Columbia Sportswear Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	29,631 USD	(1,317)
Comcast Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	163,896 USD	13,207
Comfort Systems USA, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	91,122 USD	48
Commerce Bancshares, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,651 USD	710
Commvault Systems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	125,380 USD	15,641
Compass, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	53,555 USD	13,964
Computacenter PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	38,822 GBP	(359)
Computershare Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	135,681 AUD	3,863
COMSYS Holdings Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,521,000 JPY	(197)
Conagra Brands, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	154,099 USD	5,833
Concentra Group Holdings Parent, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	267,863 USD	11,847
Consolidated Edison, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	535,348 USD	18,576
Constellium SE	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	79,961 USD	(6,309)
Continental AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	68,318 EUR	(1,107)
Cooper Cos., Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	72,289 USD	6,950
Copa Holdings SA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,519 USD	59
Copart, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	120,539 USD	(5,496)
Copart, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	650,388 USD	(28,460)
Corbion NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	45,601 EUR	(347)
Corcept Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	123,630 USD	11,229
Core & Main, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	397,919 USD	1,833
Core Natural Resources, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	145,725 USD	1,752
Core Scientific, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,214 USD	(3,626)
Core Scientific, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	417,395 USD	8,142
CoreCivic, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,356 USD	550
CoreWeave, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	291,284 USD	5,147
Corning, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	132,161 USD	(359)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Corp. ACCIONA Energias Renovables SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	50,393 EUR	$(2,193)
Corticeira Amorim SGPS SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	8,327 EUR	(158)
CorVel Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	291,752 USD	342
COSCO SHIPPING Energy Transportation Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	715,680 HKD	(17,190)
COSCO SHIPPING Holdings Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,273,700 HKD	(6,220)
Cosmo Energy Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	8,930,400 JPY	1,142
Cosmos Pharmaceutical Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,153,800 JPY	1,034
Costain Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	45,533 GBP	(709)
CoStar Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	126,289 USD	(3,890)
Coupang, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	250,303 USD	868
Cover Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,102,400 JPY	1,904
Covivio SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	69,465 EUR	(13)
Coway Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	58,283,221 KRW	2,092
CPFL Energia SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	244,168 BRL	437
CRA International, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,136 USD	117
Crane Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	45,177 USD	1,667
Crane NXT Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	37,363 USD	4,537
Crane NXT Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	13,165 USD	137
Credit Acceptance Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,283 USD	1,362
Credit Agricole SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	257,385 EUR	(598)
Crest Nicholson Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	8,770 GBP	176
CRH PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	770,574 USD	(17,829)
Crinetics Pharmaceuticals, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	559,322 USD	32,250
CRISPR Therapeutics AG	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	90,346 USD	299
Critical Metals Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	55,939 USD	(1,071)
Crown Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,256 USD	3,354
CRRC Corp. Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	68,278 HKD	(676)
CS Wind Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	10,775,600 KRW	(102)
CSL Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	508,750 AUD	7,357
CSPC Pharmaceutical Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	301,400 HKD	873
CSX Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,791 USD	196
CSX Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	262,647 USD	7,561
CTT-Correios de Portugal SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	31,264 EUR	(1,003)
Cullen/Frost Bankers, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	41,530 USD	1,426
Cummins, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	81,192 USD	(1,313)
Cummins, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	445,832 USD	(7,208)
Currys PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	5,800 GBP	332
Cury Construtora e Incorporadora SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	253,178 BRL	1,723
CVB Financial Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	28,396 USD	2,023
CVS Health Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	405,403 USD	8,604
CyberAgent, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,680,600 JPY	969
Cyrela Brazil Realty SA Empreendimentos e Participacoes	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	320,373 BRL	3,897
D/S Norden AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	391,305 DKK	(6,480)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Daeduck Electronics Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	105,865,000 KRW	$899
Dai Nippon Printing Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,911,450 JPY	2,175
Dai-Dan Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,714,100 JPY	1,411
Daido Steel Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,162,400 JPY	(281)
Dai-ichi Life Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	24,215,400 JPY	(4,803)
Daiichi Sankyo Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,589,700 JPY	1,280
Daishi Hokuetsu Financial Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,192,000 JPY	159
d’Amico International Shipping SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	38,217 EUR	(6,938)
Dana, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	61,211 USD	(5,376)
Danaher Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	301,141 USD	20,770
Danieli & C Officine Meccaniche SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	21,249 EUR	(2,401)
Danone SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	300,746 EUR	25,252
Danske Bank AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	4,513,833 DKK	(9,798)
Dassault Aviation SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	29,662 EUR	(715)
Datadog, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	393,510 USD	3,539
Dauch Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,346 USD	(2,444)
Dave & Buster’s Entertainment, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,040 USD	1,378
Dave, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	985,702 USD	117,164
DBV Technologies SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	24,110 EUR	223
DCC PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	247,710 GBP	3,978
Deckers Outdoor Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	272,371 USD	(16,202)
Definium Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,371 USD	2,084
Definium Therapeutics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	349,767 USD	(7,457)
Delta Air Lines, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	394,660 USD	(1,569)
Delta Electronics, Inc.	07/21/26	M	4.23%	Morgan Stanley Capital Services LLC	135,878 USD	(13,454)
Denso Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,270,400 JPY	(118)
Dentsply Sirona, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,275 USD	783
Dentsu Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,110,500 JPY	413
Derichebourg SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	20,579 EUR	(1,087)
Dermapharm Holding SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,402 EUR	12
Derwent London PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	87,699 GBP	1,873
Deutsche Bank AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	961,569 EUR	(64,865)
Deutsche Bank AG	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	74,345 USD	(4,800)
Deutsche Lufthansa AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	838,018 EUR	93,567
Deutsche Post AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	479,777 EUR	17,092
Deutsche Telekom AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	929,009 EUR	(91,150)
Dexcom, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	282,565 USD	(7,037)
Dexerials Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	493,100 JPY	(371)
Dexus	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	49,263 AUD	(2,273)
Dfds AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	246,097 DKK	(3,055)
DHT Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	31,513 USD	(5,165)
DiamondRock Hospitality Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	11,736 USD	(67)
DIC Corp	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,721,400 JPY	(2,200)
Dick’s Sporting Goods, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	296,476 USD	(3,891)
Digital Realty Trust, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	301,868 USD	(1,790)
Dillard’s, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	82,557 USD	(5,936)
Diodes, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	351,464 USD	4,544
Dios Fastigheter AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	66,005 SEK	55

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Diploma PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	15,812 GBP	$(273)
Direcional Engenharia SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	345,969 BRL	927
Disco Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	8,209,341 JPY	1,534
DKSH Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	25,194 CHF	250
DNO ASA	07/21/26	M	4.77%	Morgan Stanley & Co. LLC	507,330 NOK	(3,389)
Docusign, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	579,874 USD	23,217
Dolby Laboratories, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	92,259 USD	282
Dollar General Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	353,012 USD	8,318
Dollar General Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	267,205 USD	6,296
Dollar Tree, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,504 USD	390
Dollarama, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	120,153 CAD	1,270
Donaldson Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,482 USD	1,799
Dongyue Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	625,520 HKD	(11,284)
Doosan Co. Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	32,850 USD	(2,477)
Doosan Enerbility Co., Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	478,564 USD	(32,804)
dormakaba Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	56,496 CHF	(795)
DoubleVerify Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	57,684 USD	3,800
Douglas Emmett, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	33,918 USD	232
Dow, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	82,794 USD	(9,223)
Dowa Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,807,666 JPY	(1,063)
Doximity, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	21,435 USD	716
Doximity, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	263,984 USD	(441)
DPM Metals, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	34,129 CAD	(779)
DR Horton, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	178,130 USD	5,598
DR Horton, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	101,588 USD	(440)
Dr. Ing hc F Porsche AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	146,601 EUR	(14,839)
Dr. Martens PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	14,511 GBP	(275)
Draegerwerk AG & Co., KGaA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	6,307 EUR	(136)
Drax Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	155,029 GBP	569
Driven Brands Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	65,305 USD	464
DSM-Firmenich AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	59,182 EUR	5,655
DT Midstream, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	2,888,036 USD	33,850
Duerr AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	36,624 EUR	(3,682)
Dunelm Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	71,095 GBP	(933)
DuPont de Nemours, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	382,210 USD	(23,306)
D-Wave Quantum, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	23,614 USD	(463)
DWS Group GmbH & Co., KGaA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	44,859 EUR	3,586
DXC Technology Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,032 USD	278
DXP Enterprises, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	499,316 USD	3,023
Dycom Industries, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	214,817 USD	17,249
Dynatrace, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	162,649 USD	13,869
Dynex Capital, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	103,118 USD	2,168
Dyno Nobel Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	42,152 AUD	993
Eagle Materials, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	38,889 USD	261
East Buy Holding Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	79,776 HKD	(71)
East Japan Railway Co.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,329,600 JPY	182
easyJet PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	101,523 GBP	10,310
Eaton Corp PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	70,999 USD	589
eBay, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	208,405 USD	9,955

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
EchoStar Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	166,835 USD	$(7,683)
EchoStar Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	167,791 USD	(9,479)
EchoStar Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,039,954 USD	(47,893)
Eckert & Ziegler SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	25,549 EUR	(997)
Edenred SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	306,659 EUR	(1,428)
Edison International	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	21,516 USD	670
EDP SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	502,093 EUR	15,974
Eisai Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,071,300 JPY	1,581
Elastic NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	46,397 USD	(1,351)
Elecnor SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	59,808 EUR	3,902
Electrolux Professional AB	07/21/26	M	2.22%	Morgan Stanley & Co. LLC	56,133 SEK	(296)
Elekta AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	198,776 SEK	590
Eli Lilly & Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	423,199 USD	37,382
Elkem ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	429,205 NOK	368
Elmos Semiconductor SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	35,722 EUR	(1,454)
E-MART, Inc.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	5,775,000 KRW	27
Embracer Group AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	1,011,423 SEK	6,309
Embraer SA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	26,573 USD	1,116
Emeis SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	7,587 EUR	7
Emera, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	28,131 CAD	481
Emerson Electric Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	51,736 USD	(59)
Empire Co., Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	120,255 CAD	(879)
EMS-Chemie Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	24,798 CHF	(688)
Enagas SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	821,204 EUR	(45,792)
Enbridge, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	9,225,525 USD	(99,326)
Ence Energia y Celulosa SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	4,344 EUR	(63)
Encompass Health Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	49,735 USD	1,210
Encore Capital Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,198 USD	467
ENEOS Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	39,451,573 JPY	(8,722)
Energiekontor AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	85 EUR	(7)
Energy Transfer LP	07/21/26	M	4.02%	Morgan Stanley Capital Services LLC	6,874,430 USD	83,701
EnerSys	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	123,222 USD	1
Engie Brasil Energia SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	135,648 BRL	468
Engie SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,449,944 EUR	22,334
Enity Holding AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	23,554 SEK	(30)
Enova International, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,776 USD	8,926
Enova International, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	324,585 USD	(1,767)
Enovix Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	92,200 USD	(12,816)
Enphase Energy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	56,236 USD	(3,401)
Enplas Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,416,000 JPY	(910)
Entergy Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	46,787 USD	1,109
Entergy Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	929,336 USD	11,827
Enterprise Products Partners LP	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	11,449,756 USD	106,890
Entra ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	39,498 NOK	149
Eos Energy Enterprises, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	155,740 USD	(30,978)
Eos Energy Enterprises, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	118,656 USD	3,166
EPAM Systems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	72,390 USD	3,151

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Equifax, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	137,013 USD	$4,566
Equifax, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	187,208 USD	2,939
Equinix, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,326,853 USD	(87,451)
Equinor ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	3,284,004 NOK	(4,578)
Equinox Gold Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	9,181 CAD	(325)
Eramet SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	37,604 EUR	(3,720)
Erie Indemnity Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	49,738 USD	6,603
Ermenegildo Zegna NV	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	699,993 USD	(2,603)
Esab Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	206,405 USD	(1,255)
ESCO Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,118 USD	(18)
Esprinet SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	8,807 EUR	(182)
Essent Group Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	43,048 USD	3,812
Essex Property Trust, Inc.	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	980,794 USD	54,350
EssilorLuxottica SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	654,791 EUR	(18,484)
Essity AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	622,420 SEK	1,469
Eurazeo SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	178,335 EUR	(13,624)
Eurocommercial Properties NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	29,751 EUR	(286)
Eurofins Scientific SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	215,910 EUR	18,079
Euronext NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	57,362 EUR	(1,081)
Evercore, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	94,632 USD	(8,248)
Everest Group Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	218,509 USD	11,547
Everest Medicines Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	101,938 HKD	(459)
Evergy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	178,072 USD	6,802
Everpure, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	73,034 USD	1,659
Everus Construction Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	46,650 USD	480
Everus Construction Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	316,727 USD	901
Evolv Technologies Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,354 USD	204
Exail Technologies SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	13,832 EUR	2,469
Exelixis, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	267,277 USD	15,927
EXEO Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	835,779 JPY	(10)
ExlService Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	34,317 USD	335
Expand Energy Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	109,754 USD	3,413
Expedia Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	73,548 USD	5,519
Expeditors International of Washington, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	265,282 USD	(276)
Experian PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	326,813 GBP	7,443
Exponent, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	82,065 USD	4,077
Extra Space Storage, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	461,743 USD	(2,450)
Extreme Networks, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	51,533 USD	841
EyePoint, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,933 USD	(1)
F5, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	130,220 USD	8,295
Fadu, Inc.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	25,266,200 KRW	(3,818)
Fair Isaac Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	704,689 USD	67,139
Fairfax Financial Holdings Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	136,331 CAD	4,207
Fastenal Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	74,398 USD	96
Fastly, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	39,113 USD	2,711
Federated Hermes, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,728 USD	(1,022)
FedEx Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	150,132 USD	(5,466)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FedEx Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	613,175 USD	$(29,187)
Ferguson Enterprises, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	644,010 USD	(5,355)
Fermi, Inc.	07/21/26	M	0.00%	Citibank N.A.	369,221 USD	(201)
Ferrari NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	173,165 USD	11,863
Ferrotec Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,795,000 JPY	(5,743)
Ferrovial SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	211,041 EUR	(5,288)
Ferrovial SE	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,721 USD	(292)
Fidelity National Information Services, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	179,509 USD	5,520
Fidelity National Information Services, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	331,295 USD	10,188
Fielmann Group AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	90,769 EUR	(1,387)
Figs, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	42,252 USD	(3,521)
Figure Technology Solutions, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	194,758 USD	10,846
Firefly Aerospace, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	74,948 USD	1,139
First American Financial Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,480 USD	256
First American Financial Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	280,621 USD	(2,215)
First BanCorp	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,234 USD	182
First Citizens BancShares Inc/NC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	29,190 USD	(59)
First Hawaiian, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,026 USD	462
First Horizon Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	71,180 USD	2,381
First Majestic Silver Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	66,663 USD	(2,859)
First Solar, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	37,888 USD	(3,910)
First Solar, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,502,452 USD	(95)
FirstCash Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	179,221 USD	(9,842)
Firstgroup PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	58,163 GBP	663
Five Below, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	112,975 USD	(7,977)
Five Below, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	249,079 USD	(789)
Five9, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,626 USD	1,810
Flagstar Bank NA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	109,554 USD	(656)
Flowers Foods, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	25,909 USD	1,939
Fluence Energy, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	179,482 USD	(3,166)
Fluor Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	42,012 USD	(1,567)
Fluor Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	50,828 USD	(1,896)
Flutter Entertainment PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	119,212 USD	5,129
Flutter Entertainment PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	520,060 USD	5,911
Flutter Entertainment PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	9,703 GBP	45
Flywire Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	339,846 USD	(1,343)
FMC Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	150,548 USD	6,415
Ford Motor Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	364,983 USD	(5,432)
Ford Motor Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	367,396 USD	(5,468)
Forgent Power Solutions, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,780 USD	(1,429)
Forterra PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	11,660 GBP	349
Fortescue Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	479,416 AUD	(6,354)
Fortive Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	237,577 USD	(1,830)
Fortum Oyj	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	142,582 EUR	1,849
Fortuna Mining Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	69,332 USD	(4,597)
Four Corners Property Trust, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,126 USD	62
Fox Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	225,218 USD	12,631

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Franco-Nevada Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	765,874 USD	$1,602
Franklin Electric Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	28,309 USD	740
Franklin Resources, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,361 USD	(104)
Freehold Royalties Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	8,899 CAD	(144)
Freeport-McMoRan, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	67,134 USD	(6,130)
Freeport-McMoRan, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	795,915 USD	(72,680)
Freshpet, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	118,577 USD	17,694
Freshworks, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	42,784 USD	5,701
Freshworks, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	256,568 USD	34,190
Fresnillo PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	447,455 GBP	(47,013)
Frontdoor, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	32,342 USD	2,574
Frontline PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	147,975 USD	(1,230)
FS KKR Capital Corp.	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	966,321 USD	35,295
FS KKR Capital Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	314,688 USD	11,494
FTI Consulting, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	66,552 USD	3,781
FUCHS SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	111,027 EUR	(3,261)
Fugro NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	12,650 EUR	(1,831)
Fuji Electric Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,490,500 JPY	(696)
Fujitsu Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	36,662,000 JPY	3,024
Funding Circle Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	14,518 GBP	400
Furukawa Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,093,517 JPY	(3,093)
Furuno Electric Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,244,000 JPY	(570)
Fuso Chemical Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,900,163 JPY	(964)
Future PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	72,294 GBP	4,034
Fuyao Glass Industry Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	383,040 HKD	859
Galapagos NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	36,350 EUR	1,979
Galaxy Digital, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,939 USD	(8,890)
Galderma Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	233,279 CHF	16,750
Galliford Try Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	8,065 GBP	98
Gamma Communications PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	51,116 GBP	(4,867)
Ganfeng Lithium Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	932,428 HKD	(13,041)
Gap, Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,444 USD	(700)
Garmin Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	168,442 USD	925
Garrett Motion, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,208 USD	313
Gartner, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	36,805 USD	914
Gaztransport Et Technigaz SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	352,360 EUR	(12,667)
GB Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	18,099 GBP	1,609
GE HealthCare Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	499,122 USD	2,588
GEA Group AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	134,848 EUR	4,747
Geberit AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	139,490 CHF	4,870
Gecina SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	90,662 EUR	513
Geely Automobile Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	540,950 HKD	(2,332)
Gen Digital, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,613 USD	295
Generac Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	283,304 USD	429
General Electric Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	443,545 USD	23,244
General Electric Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	2,085,409 USD	90,447
General Mills, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	121,298 USD	(1,586)
General Motors Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	542,661 USD	(22,602)
General Motors Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,189,881 USD	(49,560)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Genmab AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	1,672,055 DKK	$21,292
Gentex Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	23,952 USD	(401)
Genworth Financial, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	45,540 USD	2,644
George Weston Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	206,293 CAD	1,618
Gerdau SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	485,019 BRL	(4,805)
Gestamp Automocion SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	4,282 EUR	(387)
GFL Environmental, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	95,060 USD	4,862
Gibraltar Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,882 USD	875
GigaCloud Technology, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,794 USD	(815)
Gildan Activewear, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	408,591 USD	(1,519)
Gilead Sciences, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	306,224 USD	3,056
Gitlab, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	64,937 USD	11,816
Glencore PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	405,974 GBP	(43,227)
Global Foundries, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	267,486 USD	(21,657)
Global Payments, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	431,872 USD	49,563
Global X MSCI Argentina ETF	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	4,778,401 USD	(173,503)
Global-e Online Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,821 USD	493
Globant SA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,641 USD	(641)
Globe Life, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,432 USD	1,558
GLP J-Reit	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,040,340 JPY	(88)
GoDaddy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	294,036 USD	38,779
Goldman Sachs BDC, Inc.	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	1,449,453 USD	23,303
GPT Group (The)	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	82,611 AUD	(1,877)
Graco, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	90,914 USD	120
Graham Holdings Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,686 USD	11
Graham Holdings Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	954,624 USD	745
GRAIL, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,478 USD	346
Grainger PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	20,163 GBP	738
Grand Canyon Education, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,473 USD	129
Granges AB	07/21/26	M	2.21%	Morgan Stanley & Co. LLC	214,564 SEK	(350)
Granite Construction, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	26,210 USD	1,138
Granite Construction, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	247,705 USD	(2,998)
Graphic Packaging Holding Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	151,739 USD	6,747
Graphic Packaging Holding Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	122,935 USD	(883)
Great Wall Motor Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	405,040 HKD	(5,027)
Green Plains, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,253 USD	69
Greenbrier Cos., Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,128 USD	(169)
Greif, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,053 USD	385
Grieg Seafood ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	184,918 NOK	(1,496)
Grocery Outlet Holding Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	19,768 USD	1,309
Group 1 Automotive, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	36,884 USD	(2,817)
GS Japan Tire	07/21/26	M	1.38%	Goldman Sachs & Co.	1,124,804,457 JPY	(388,811)
GSK PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	725,734 USD	24,029
Guangdong Investment Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	125,750 HKD	(180)
Guardant Health, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,815 USD	2,438
Guardian Pharmacy Services, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	342,074 USD	(163)
Gubra AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	356,353 DKK	(1,501)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guotai Junan International Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	485,780 HKD	$(4,899)
GXO Logistics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	458,393 USD	3,129
H & M Hennes & Mauritz AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	1,685,514 SEK	(5)
H World Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	42,558 HKD	103
H&R Block, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	218,666 USD	25,541
H&R Block, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	311,424 USD	(3,167)
H2O America	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,407 USD	1,249
Hachijuni Nagano Bank Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,294,300 JPY	71
Haemonetics Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	208,741 USD	(1,366)
Hafnia Ltd.	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,385,281 NOK	(15,229)
Haier Smart Home Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	340,194 HKD	108
Haleon PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	37,199 USD	2,118
Halliburton Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	313,787 USD	(10,885)
Halozyme Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	96,793 USD	13,020
Hamilton Lane, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,403 USD	(7)
Hana Financial Group, Inc.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	47,489,876 KRW	(775)
Hang Lung Properties Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	84,938 HKD	(259)
Hannover Rueck SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	181,165 EUR	5,410
Hanon Systems	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	18,004,650 KRW	(1,235)
Hansa Biopharma AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	123,182 SEK	523
Hansoh Pharmaceutical Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	118,320 HKD	72
Hanwha Aerospace Co., Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	171,764 USD	(19,677)
Hanwha Corp.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	27,712 USD	(3,042)
Hanwha Life Insurance Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	43,060,000 KRW	(2,307)
Hanwha Solutions Corp.	07/21/26	M	2.67%	Morgan Stanley & Co. LLC	1,402,950 KRW	(906)
Hanwha Solutions Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	21,650,200 KRW	(1,343)
Hanwha Systems Co., Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	102,851 USD	(17,869)
Hanza AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	83,733 SEK	(226)
Harim Holdings Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	3,340,000 KRW	(47)
Harley-Davidson, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	53,636 USD	(753)
Harley-Davidson, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	356,001 USD	(230)
Hartford Insurance Group, Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	38,575 USD	519
Hartford Insurance Group, Inc. (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	88,580 USD	(587)
Haseko Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	9,241,200 JPY	2,883
Havas NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	23,850 EUR	62
Hays PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	2,328 GBP	113
HCA Healthcare, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	248,432 USD	5,776
HCA Healthcare, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	737,249 USD	(357)
HCI Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,023 USD	235
HD Hyundai Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	56,224,000 KRW	(3,602)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	53,662,500 KRW	(3,827)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
HDFC Bank Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	101,539 USD	$2,995
Healthcare Realty Trust, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	34,998 USD	17
HealthEquity, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	68,026 USD	4,591
HealthEquity, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	375,473 USD	1,794
Hecla Mining Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	124,756 USD	(4,294)
Heidelberger Druckmaschinen AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	12,868 EUR	(992)
Heineken Holding NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	68,100 EUR	2,070
Helios Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,502 USD	(291)
Hemnet Group AB	07/21/26	M	2.27%	Morgan Stanley & Co. LLC	893,944 SEK	9,391
Henry Schein, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	76,231 USD	4,700
Hermes International SCA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	696,600 EUR	(9,597)
Hershey Co., (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	116,718 USD	3,114
Hewlett Packard Enterprise Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,312,120 USD	(66,904)
Hexcel Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	54,042 USD	491
Hiab OYJ	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	60,641 EUR	(578)
Highwoods Properties, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,988 USD	292
Hikma Pharmaceuticals PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	68,937 GBP	1,962
Hill & Smith PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	40,712 GBP	(2,264)
Hilton Food Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	2,550 GBP	26
Hilton Worldwide Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	174,551 USD	(6,347)
Himalaya Shipping Ltd.	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	28,003 NOK	(105)
Himax Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	11,429 USD	0
Hims & Hers Health, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,119 USD	105
Hinge Health, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	76,355 USD	15,692
Hiscox Ltd.	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	156,339 GBP	5,800
Hitachi Construction Machinery Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	8,662,400 JPY	(822)
Hitachi Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	77,824,000 JPY	(35,820)
HMS Networks AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	600,835 SEK	(327)
Hochschild Mining PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	86,326 GBP	(18,002)
Hoegh Autoliners ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,025,947 NOK	(5,934)
Hoist Finance AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	286,543 SEK	1,845
Hokkaido Electric Power Co., Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	91,950 JPY	8
Holcim AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	116,189 CHF	(6,751)
Holmen AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	484,105 SEK	(869)
Hong Kong Exchanges & Clearing Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	4,153,600 HKD	(17,807)
Hormel Foods Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	86,121 USD	2,536
Host Hotels & Resorts, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	162,893 USD	(9,204)
Howden Joinery Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	94,676 GBP	3,718
Howmet Aerospace, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	230,456 USD	(9,453)
Hubbell, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	120,551 USD	831
HubSpot, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	237,034 USD	13,187
Hufvudstaden AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	422,706 SEK	194
HUGO BOSS AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	91,721 EUR	(1,350)
Humana, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	258,636 USD	26,170
Hunting PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	26,884 GBP	(2,301)
Huntington Bancshares, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	89,854 USD	3,584
Huron Consulting Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,786 USD	(24)
Hyakugo Bank Ltd. (The)	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	762,800 JPY	220

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hydro One Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	174,935 CAD	$4,028
Hypera SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	13,439 BRL	73
Hyundai Elevator Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	12,382,750 KRW	60
Hyundai Glovis Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	89,148,000 KRW	(5,157)
Hyundai Marine & Fire Insurance Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	29,280,179 KRW	(514)
Hyundai Rotem Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	53,520,500 KRW	(4,906)
Hyundai Rotem Co., Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	96,120 USD	(14,190)
Hyundai Wia Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	44,703,200 KRW	(1,688)
iA Financial Corp., Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	81,683 CAD	2,332
IAMGOLD Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	126,757 USD	(8,021)
Iberdrola SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,094,612 EUR	35,017
Ibstock PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	20,158 GBP	(75)
ICADE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	28,318 EUR	(1,823)
ICF International, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,650 USD	1,631
ICG PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	68,379 GBP	(2,820)
Ichor Holdings Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	29,285 USD	3,725
ICICI Bank Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	44,992 USD	788
ICICI Bank Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	80,430 USD	(539)
ICON plc	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	622,638 USD	2,892
IDACORP, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	55,946 USD	3,363
Ideaya Biosciences, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	460,838 USD	40,928
Idemitsu Kosan Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,009,600 JPY	(780)
IDEXX Laboratories, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	254,310 USD	(8,989)
IES Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	309,496 USD	(4,612)
IG Group Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	95,754 GBP	(5,570)
IHI Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	21,123,750 JPY	(3,292)
Illumina, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	683,767 USD	61,225
Iluka Resources Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	78,455 AUD	(6,807)
Imerys SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	15,829 EUR	(892)
ImmunityBio, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,179 USD	811
Immunovant, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	31,661 USD	357
Imperial Brands PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	74,802 GBP	1,787
Imperial Oil Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	79,189 CAD	(812)
Incyte Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	302,169 USD	28,275
Incyte Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	69,556 USD	6,509
Independent Bank Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,889 USD	(24)
Indivior Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	49,280 USD	3,485
Indivior Pharmaceuticals, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	35,098 USD	65
Indus Holding AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	8,287 EUR	(507)
Industria de Diseno Textil SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	597,934 EUR	71
Industrial Bank of Korea	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	17,241,450 KRW	(286)
Indutrade AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	104,662 SEK	856
Infosys Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	199,579 USD	(5,189)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
INFRONEER Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,747,250 JPY	$(1,024)
ING Groep NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	31,570 USD	(567)
Ingevity Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	687,692 USD	15,848
Ingram Micro Holding Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,792 USD	(34)
Ingredion, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,383 USD	(833)
InnoCare Pharma Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	160,350 HKD	2,294
Innospec, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	24,081 USD	(315)
Innospec, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	760,044 USD	(9,953)
Innovative Industrial Properties, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	19,454 USD	876
Insight Enterprises, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	53,151 USD	7,871
Insperity, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,002 USD	634
Inspire Medical Systems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	75,174 USD	5,927
Instalco AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	149,789 SEK	(935)
Installed Building Products, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,570 USD	556
Insulet Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	227,216 USD	21,713
IntegraFin Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	27,198 GBP	516
Intel Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	120,200 USD	7,143
Intellia Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	97,902 USD	7,273
Interactive Brokers Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	442,185 USD	(10,902)
InterContinental Hotels Group PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,345 USD	313
InterDigital, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	216,828 USD	(10,709)
Intermestic, Inc.	07/21/26	M	1.33%	Goldman Sachs & Co.	326,596,724 JPY	(52,546)
International Bancshares Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	24,411 USD	273
International Business Machines Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	82,980 USD	9,538
International Consolidated Airlines Group SA	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	505,155 GBP	16,334
International Paper Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	132,583 USD	4,349
International Paper Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	742,928 USD	24,368
International Petroleum Corp.	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	913,532 SEK	(3,649)
Internet Initiative Japan, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	604,400 JPY	230
Interroll Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	24,624 CHF	(2,100)
Intershop Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	875 CHF	(15)
Intrum AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	149,496 SEK	(178)
Intuit, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	70,887 USD	888
Intuitive Machines, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	96,338 USD	(2,629)
Intuitive Surgical, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	206,738 USD	(3,125)
Invesco Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	149,224 USD	(12,392)
Investor AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	17,674,126 SEK	42,469
INVISIO AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	73,918 SEK	(155)
Invitation Homes, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	71,214 USD	4,432
Ionis Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	106,701 USD	4,780
IP Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	16,259 GBP	184
Ipsen SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	171,325 EUR	14,115
IPSOS SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	69,831 EUR	(4,587)
Iren SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	19,229 EUR	(153)
iRhythm Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	31,930 USD	4,349
Iridium Communications, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	63,795 USD	1,476

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Isa Energia Brasil sa	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	67,568 BRL	$56
Isetan Mitsukoshi Holdings Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	15,836,000 JPY	4,774
iShares Expanded Tech-Software Sector ETF	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	450,782 USD	16,986
ISS AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	312,170 DKK	503
IsuPetasys Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	22,754,700 KRW	80
Isuzu Motors Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,497,200 JPY	(1,850)
Itau Unibanco Holding SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	659,666 BRL	3,870
ITOCHU Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	9,052,750 JPY	245
ITV PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	16,517 GBP	119
J D Wetherspoon PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	23,362 GBP	1,032
J Sainsbury PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	104,344 GBP	6,534
J&J Snack Foods Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	28,477 USD	683
J.M. Smucker Co.(The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	190,155 USD	9,420
Jabil, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	289,720 USD	6,328
Jackson Financial, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	39,721 USD	(2,554)
Jacobs Solutions, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	65,997 USD	4,059
Jacobs Solutions, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	306,795 USD	2,283
James Hardie Industries PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	457,572 USD	28
Janux Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,449 USD	1,455
Japan Exchange Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	10,128,500 JPY	(2,810)
Japan Material Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,842,400 JPY	(56)
Japan Metropolitan Fund Invest	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,106,005 JPY	171
Japan Petroleum Exploration Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	9,599,300 JPY	(1,213)
Japan Post Bank Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	14,296,399 JPY	(2,281)
Japan Post Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,450,250 JPY	(284)
Japan Real Estate Investment Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	7,471,377 JPY	342
Japan Tobacco, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	93,100,800 JPY	3,038
Jazz Pharmaceuticals plc	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	437,833 USD	29,167
JB Hi-Fi Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	11,118 AUD	254
JCDecaux SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	3,428 EUR	(44)
JD Health International, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	459,945 HKD	(1,162)
JD Logistics, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	76,326 HKD	202
JD.com, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	944,119 HKD	(2,690)
JD.com, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,944 USD	(396)
Jefferies Financial Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	375,415 USD	(76,685)
JGC Holdings Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	12,304,600 JPY	(2,488)
Jiangxi Copper Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	936,100 HKD	(27,550)
JM AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	457,712 SEK	7,262
Joby Aviation, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	164,889 USD	(15,720)
John Wiley & Sons, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,133,568 USD	88,690
Johnson Electric Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	119,800 HKD	(2,818)
Johnson Matthey PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	138,906 GBP	(19,868)
Johnson Service Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	5,041 GBP	359
Jones Lang LaSalle, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	681,670 USD	34,934
JOYY, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,128 USD	(564)
JPMorgan Chase & Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	1,133,662 USD	(14,193)
JTEKT Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,082,000 JPY	(402)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jungheinrich AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	79,678 EUR	$(1,617)
Jupiter Fund Management PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	53,214 GBP	(2,365)
JVCKenwood Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,776,800 JPY	256
Jyske Bank AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	436,573 DKK	(900)
K+S AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	23,637 EUR	(458)
Kandenko Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,694,400 JPY	125
Kanematsu Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,317,600 JPY	45
Kansai Electric Power Co., Inc. (The)	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,573,450 JPY	(282)
Kanzhun Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,135 USD	(1,157)
Kao Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	14,565,600 JPY	5,548
Karoon Energy Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	15,719 AUD	377
Kaufman & Broad SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	6,074 EUR	(41)
Kawasaki Kisen Kaisha Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	34,060,500 JPY	(2,559)
KB Financial Group, Inc.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	97,811,000 KRW	1,328
KB Home	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	62,814 USD	12,044
KDDI Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	13,177,500 JPY	2,944
KDX Realty Investment Corp	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,411,200 JPY	434
Keller Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	60,005 GBP	(595)
Kempower Oyj	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,883 EUR	(155)
Kennametal, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,579 USD	(447)
Kering SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	294,041 EUR	(23,403)
Kewpie Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,178,233 JPY	1,145
KeyCorp	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	171,545 USD	1,653
Keyera Corp.	07/21/26	M	2.70%	Morgan Stanley Capital Services LLC	5,714,561 CAD	4,248
Keysight Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	297,179 USD	(18,523)
Keysight Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	337,126 USD	(21,013)
Kier Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	36,374 GBP	1,829
Kikkoman Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	936,300 JPY	397
Kilroy Realty Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	92,352 USD	1,173
Kimberly-Clark Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	110,751 USD	10,216
Kinder Morgan, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	5,675,956 USD	(50,387)
Kingfisher PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	93,579 GBP	1,492
Kingsoft Corp. Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	233,376 HKD	(705)
Kiniksa Pharmaceuticals International PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,997 USD	1,671
Kinnevik AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	1,928,118 SEK	(6,575)
Kinross Gold Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	162,718 USD	(16,581)
Kinsale Capital Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	604,838 USD	(2,935)
Kirby Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	255,802 USD	773
Kitron ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	958,119 NOK	(1,737)
KKR & Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	609,985 USD	(32,230)
Klabin SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	39,379 BRL	(86)
Klarna Group PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	607,530 USD	76,744
Klaviyo, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	25,501 USD	4,442
Klepierre SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	539,864 EUR	11,643
Knight-Swift Transportation Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	30,354 USD	15
Knorr-Bremse AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	304,603 EUR	(5,243)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Knowles Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,576 USD	$(234)
Kobe Bussan Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	254,750 JPY	50
Kobe Steel Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	13,553,977 JPY	(3,325)
Kodiak Sciences, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,591 USD	201
Kohl’s Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,107 USD	42
Koito Manufacturing Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,650,000 JPY	(3,133)
Komatsu Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,275,500 JPY	(621)
Komax Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	3,958 CHF	(711)
Konami Group Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,541,000 JPY	131
Kone OYJ	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	170,341 EUR	1,678
Kongsberg Gruppen ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,615,754 NOK	2,726
Konica Minolta, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	838,800 JPY	(36)
Koninklijke BAM Groep NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	212,646 EUR	(3,365)
Koninklijke Heijmans NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	7,464 EUR	(47)
Koninklijke KPN NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	4,514 EUR	(46)
Koninklijke Philips NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,637 USD	52
Koninklijke Vopak NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	152,489 EUR	54
Korea Aerospace Industries Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	76,174 USD	(1,219)
KOREA GAS Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	18,425,000 KRW	(530)
Korea Line Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	15,759,749 KRW	(421)
Korn Ferry	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	410,215 USD	(12,533)
Kraft Heinz Co., (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	64,790 USD	4,676
Kraftia Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,819,600 JPY	(377)
KraneShares CSI China Internet ETF	07/21/26	M	4.38%	Morgan Stanley Capital Services LLC	6,480,184 USD	(150,040)
Kroger Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	211,453 USD	(328)
Krones AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	19,766 EUR	(239)
KSB SE & Co.	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	4,355 EUR	(63)
KT Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	76,648 USD	(2,448)
Kubota Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,108,400 JPY	(1,299)
Kulicke & Soffa Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,416 USD	1,030
Kumho Petrochemical Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	9,360,000 KRW	(290)
Kunlun Energy Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	386,280 HKD	(1,701)
Kureha Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	768,058 JPY	49
Kyowa Kirin Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,566,881 JPY	129
Kyushu Financial Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	147,100 JPY	(12)
Kyushu Railway Co.,	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	9,230,308 JPY	1,393
L3Harris Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	296,692 USD	4,941
L3Harris Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	60,596 USD	1,009
Labcorp Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	72,767 USD	7,313
Laboratorios Farmaceuticos Rovi SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	179,851 EUR	(3,088)
Lam Research Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	708,504 USD	41,157
Lamar Advertising Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	622,458 USD	(566)
Lancashire Holdings Ltd.	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	34,431 GBP	(12)
Landis & Gyr Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	45,410 CHF	(5,042)
Landstar System, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	23,828 USD	(252)
Lanxess AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	147,927 EUR	(18,636)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lazard, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,821 USD	$(385)
Lazard, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	191,878 USD	(2,099)
La-Z-Boy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	31,472 USD	102
LEG Immobilien SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	116,123 EUR	2,792
Legalzoom.com, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,963 USD	3,353
Legrand SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	116,770 EUR	(4,983)
Leidos Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	131,668 USD	(2,338)
LEM Holding SA	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	37,596 CHF	(1,705)
Lemonade, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	257,645 USD	33,519
Lennar Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	192,980 USD	6,731
Lennar Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	333,758 USD	11,642
Leroy Seafood Group ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	219,828 NOK	(1,523)
Levi Strauss & Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	150,797 USD	7,792
LG Chem Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	93,174 USD	(11,417)
LG Corp.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	6,712 USD	(755)
LG Energy Solution Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	32,767,500 KRW	(1,040)
LG H&H Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	18,120,000 KRW	229
LG Uplus Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	84,116,884 KRW	(1,783)
Li Ning Co. Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	55,160 HKD	(435)
Liberty Broadband Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,367,086 USD	114,946
Liberty Energy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,188 USD	(488)
Liberty Energy, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	175,818 USD	(1,445)
Liberty Media Corp.,-Liberty Formula One	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	79,253 USD	5,136
Life Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	752,896 JPY	251
Life Time Group Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	168,074 USD	(2,060)
LIG Defense&Aerospace Co., Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	138,839 USD	(21,891)
Lime Technologies AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	18,216 SEK	3
Lincoln Electric Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	52,477 USD	(1,765)
Lincoln National Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,755 USD	(3,139)
Lindab International AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	79,364 SEK	(198)
Lindsay Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	23,346 USD	1,414
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	9,519 EUR	103
Link REIT	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	177,700 HKD	674
Lion Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,151,850 JPY	302
Lion Finance Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	82,476 GBP	(1,281)
Liontrust Asset Management PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	13,119 GBP	2,736
Liquidia Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	41,520 USD	2,332
LISI SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	28,586 EUR	(1,408)
Lithium Americas Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,053 USD	(3,145)
Littelfuse, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	419,989 USD	(1,085)
Live Nation Entertainment, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	965,575 USD	(6,262)
LIVSMED, Inc.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	24,187,500 KRW	(585)
Lixil Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,263,950 JPY	549

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LKQ Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	88,920 USD	$550
Lloyds Banking Group plc	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	60,575 USD	1,002
Lloyds Banking Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	1,054,745 GBP	14,531
Loblaw Cos. Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	100,584 CAD	1,074
Loews Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	93,799 USD	4,354
Logista Integral SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	80,813 EUR	171
Logitech International SA	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	1,132,374 CHF	(173,687)
Logitech International SA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	98,711 USD	(11,818)
Lojas Renner SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	499,232 BRL	2,487
Lonza Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	382,806 CHF	42,302
Loomis AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	1,102,892 SEK	2,928
L’Oreal SA	07/21/26	M	2.68%	Morgan Stanley Capital Services LLC	168,633 EUR	2,827
Lotte Chemical Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	3,365,200 KRW	(212)
Louisiana-Pacific Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	72,559 USD	2,797
LS Corp.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	17,151 USD	(1,012)
Lucid Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	23,973 USD	7,108
Lumen Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	28,331 USD	(1,436)
Lumen Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	180,318 USD	(9,138)
Lumentum Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	129,620 USD	(5,201)
Lumentum Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,710,088 USD	(68,619)
Lundin Mining Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	54,740 CAD	(2,874)
LVMH Moet Hennessy Louis Vuitton SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,151,871 EUR	7,346
LVMH Moet Hennessy Louis Vuitton SE	07/21/26	M	2.68%	Morgan Stanley Capital Services LLC	963 EUR	6
LXP Industrial Trust	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,599 USD	4
Lyft, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	460,817 USD	(10,127)
M&G PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	95,451 GBP	1,140
M/I Homes, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,934 USD	1,486
Mabuchi Motor Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	644,190 JPY	(71)
MACOM Technology Solutions Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	84,800 USD	2,305
Macquarie Group Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	77,672 AUD	463
Macquarie Group Ltd.	07/21/26	M	4.85%	Morgan Stanley Capital Services LLC	33,736 AUD	286
Macquarie Korea Infrastructure Fund	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	16,965,450 KRW	(470)
Macy’s, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	223,222 USD	(10,048)
Madison Square Garden Sports Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	585,813 USD	69
Magazine Luiza SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	51,377 BRL	120
Magna International, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	282,525 CAD	(226)
Magnolia Oil & Gas Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,201 USD	(583)
Maire SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	25,135 EUR	(1,413)
Makita Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,537,000 JPY	(177)
Manhattan Associates, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	81,769 USD	6,655
ManpowerGroup, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	44,489 USD	3,465
Manulife Financial Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	474,651 CAD	2,639
Maplebear, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,492 USD	1,913
Marathon Petroleum Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	161,480 USD	5,472

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Marathon Petroleum Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	170,076 USD	$(3,635)
Marex Group PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	56,819 USD	(623)
Markel Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	33,460 USD	1,694
Markel Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	829,074 USD	41,969
MarketAxess Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	391,298 USD	(12,128)
Marks & Spencer Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	72,856 GBP	3,623
Marriott International, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	197,474 USD	(6,990)
Marsh & McLennan Cos., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	240,340 USD	9,832
Marshalls PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	17,187 GBP	1,029
Marui Group Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,528,000 JPY	1,298
Marzetti Co., (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	28,484 USD	2,568
MasTec, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,465,596 USD	35,132
Mastercard, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,564,579 USD	95,376
Matador Resources Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	541,555 USD	(9,407)
Materion Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	11,663 USD	828
Materion Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	259,353 USD	18,409
Matson, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,937 USD	(92)
Mattel, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	140,888 USD	(103)
MaxLinear, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,243 USD	6,346
MaxLinear, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	223,837 USD	73,320
Mazda Motor Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,314,534 JPY	(45)
MBB SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	7,824 EUR	(252)
McCormick & Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	274,563 USD	28,159
McDonald’s Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	365,986 USD	285
McEwen, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,448 USD	(416)
McKesson Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	454,893 USD	6,023
McKesson Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	429,034 USD	6,192
MDU Resources Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	48,209 USD	23
Mebuki Financial Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	10,548,700 JPY	88
MEC Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,159,860 JPY	(966)
MediaTek, Inc.	07/21/26	M	4.23%	Morgan Stanley Capital Services LLC	141,092 USD	(7,838)
Medical Properties Trust, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	242,210 USD	(1,444)
Medpace Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	107,080 USD	17,374
Medtronic PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	723,418 USD	(9,491)
MEIJI Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,043,822 JPY	683
Meituan	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	943,200 HKD	(4,624)
Melia Hotels International SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	76,070 EUR	(1,225)
MercadoLibre, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,716 USD	864
MercadoLibre, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	354,447 USD	24,071
Mercari, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,775,500 JPY	593
Mercedes-Benz Group AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	420,743 EUR	(15,931)
Mercialys SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	92,347 EUR	(127)
Merit Medical Systems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	44,888 USD	1,917
Meritage Homes Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,291 USD	417
Meritage Homes Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	425,020 USD	(1,242)
Merlin Properties Socimi SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	288,142 EUR	(5,558)
Meta Platforms, Inc.	07/21/26	M	3.78%	Morgan Stanley & Co. LLC	1,499,277 USD	(1,489)
Metalurgica Gerdau SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	236,706 BRL	(1,679)
MetLife, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	386,840 USD	(13,033)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Metropole Television SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	6,335 EUR	$(151)
Metrovacesa SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	8,584 EUR	141
Metsa Board OYJ	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	13,380 EUR	(538)
Mettler-Toledo International, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	100,110 USD	9,756
MGIC Investment Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,641 USD	1,997
Micron Technology, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	128,406 USD	(6,052)
Micron Technology, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,678,973 USD	(79,127)
Microport Scientific Corp.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	64,922 HKD	(71)
Microsoft Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	2,192,652 USD	33,904
Mid-America Apartment Communities, Inc.	07/21/26	M	3.88%	Morgan Stanley & Co. LLC	950,411 USD	48,984
Middleby Corp. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	69,701 USD	2,027
Midea Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	694,260 HKD	240
Millrose Properties, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	24,812 USD	1,301
Millrose Properties, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	58,917 USD	(409)
Minebea Mitsumi, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	9,097,200 JPY	(2,557)
Mineral Resources Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	197,558 AUD	(8,382)
Mineralys Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,740 USD	935
Mini Bovespa Index	07/21/26	M	0.00%	Morgan Stanley & Co. LLC	2,152,091 BRL	17,018
MIPS AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	135,127 SEK	1,693
Mirion Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	103,196 USD	368
Mirvac Group	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	158,646 AUD	(2,139)
MISUMI Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,246,000 JPY	1,295
Mitchells & Butlers PLC	07/21/26	M	4.16%	Morgan Stanley & Co. LLC	11,148 GBP	368
Mitsubishi Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	28,735,940 JPY	(8,195)
Mitsubishi Gas Chemical Co., Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,399,000 JPY	(1,923)
Mitsubishi Heavy Industries Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	71,472,806 JPY	(21,478)
Mitsubishi Logistics Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	871,500 JPY	358
Mitsubishi Motors Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,585,490 JPY	(177)
Mitsubishi UFJ Financial Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	99,654,275 JPY	(17,203)
Mitsui Chemicals, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	9,242,850 JPY	149
Mitsui Fudosan Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	45,833,500 JPY	5,433
Mitsui Kinzoku Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	15,879,000 JPY	(17,383)
Mitsui OSK Lines Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	10,056,700 JPY	(986)
MKS, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,336 USD	1,576
Mobico Group PLC	07/21/26	M	4.20%	Morgan Stanley & Co. LLC	25,060 GBP	2,457
Modec, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	10,849,300 JPY	(3,536)
Moderna, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	159,816 USD	28,775
Modine Manufacturing Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,472,284 USD	(142,257)
Mohawk Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,607 USD	580
Molina Healthcare, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	248,232 USD	(1,007)
Molten Ventures PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	41,231 GBP	(633)
Monday.com Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	91,827 USD	2,570
MongoDB, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	177,134 USD	9,291
Monolithic Power Systems, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	44,599 USD	1,019
Moody’s Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	44,733 USD	559
Moody’s Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	2,097,978 USD	26,217
Moog, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	86,429 USD	4,273
MoonLake Immunotherapeutics	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,717 USD	(1,665)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Moonpig Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	63,149 GBP	$7,558
Morgan Advanced Materials PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	6,158 GBP	(516)
Morgan Sindall Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	26,301 GBP	1,174
Morningstar, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	37,739 USD	642
Mosaic Co. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	53,394 USD	(1,966)
Motiva Infraestrutura de Mobilidade SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	60,552 BRL	590
Motorola Solutions, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	976,260 USD	57,396
MP Materials Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,553 USD	(1,956)
MPC Container Ships ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,204,851 NOK	377
MPLX LP	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	9,845,919 USD	(98,632)
MRV Engenharia e Participacoes SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	26,809 BRL	346
MS Alpha Swap	07/21/26	M	0.20%	Morgan Stanley Capital Services LLC	120,863,447 USD	7,133,246
MS Alpha Swap	07/21/26	M	0.30%	Morgan Stanley Capital Services LLC	173,480,472 USD	(4,502,988)
MS Alpha Swap	07/21/26	M	0.30%	Morgan Stanley Capital Services LLC	132,985,874 USD	4,197,402
MS Alpha Swap	07/21/26	M	0.75%	Morgan Stanley Capital Services LLC	194,486,191 USD	5,834,836
MS Alpha Swap	07/21/26	M	4.28%	Morgan Stanley Capital Services LLC	158,285,161 USD	(603,765)
MSCI, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	41,821 USD	(1,498)
MTU Aero Engines AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	204,955 EUR	18,341
Mueller Water Products, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	25,735 USD	(60)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	410,083 EUR	10,040
Multiplan Empreendimentos Imobiliarios SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	295,004 BRL	1,238
Murphy Oil Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,478 USD	(2,187)
Murphy USA, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	74,428 USD	(1,681)
Mutares SE & Co.	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	2,673 EUR	(254)
Mycronic AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	1,375,291 SEK	5,177
MYR Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	123,668 USD	4,434
Nabors Industries Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,341 USD	(73)
Nagarro SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	34,029 EUR	45,580
NANO Nuclear Energy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,409 USD	(3,582)
Nanya Technology Corp.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	12,625,000 TWD	(30,420)
Napco Security Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,188 USD	41
Nasdaq, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	124,641 USD	(5,702)
Natera, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	89,461 USD	16,676
Natera, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	71,668 USD	266
National Australia Bank Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	82,482 AUD	32
National Australia Bank Ltd.	07/21/26	M	4.85%	Morgan Stanley Capital Services LLC	24,184 AUD	35
National Bank Holdings Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,281 USD	162
National Bank of Canada	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	564,666 CAD	1,446
National Fuel Gas Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	651,819 USD	(4,259)
National Grid PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	36,517 USD	857
National Grid PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	254,371 GBP	6,203

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
National Health Investors, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,210 USD	$1,659
Naturgy Energy Group SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	188,514 EUR	(8,649)
NatWest Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	1,153,222 GBP	5,146
NCC AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	788,979 SEK	(1,279)
NCC Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	28,501 GBP	(899)
NCR Voyix Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,508 USD	2,868
NEC Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	13,882,400 JPY	3,946
Neinor Homes SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	21,118 EUR	298
Nektar Therapeutics	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	918,523 USD	43,459
NEL ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	54,146 NOK	(299)
Nelnet, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,497 USD	569
Nemetschek SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	79,394 EUR	(368)
NetEase Cloud Music, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	36,301 HKD	(17)
NetEase, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	669,929 USD	(5,524)
NETSTREIT Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	24,644 USD	2,170
Neurocrine Biosciences, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	228,692 USD	9,785
New China Life Insurance Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	765,360 HKD	(12,720)
New Jersey Resources Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	74,816 USD	1,679
Newmark Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,473 USD	78
NewMarket Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,121 USD	44
Newmont Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	66,577 USD	(5,494)
Newmont Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,119,108 USD	(27,729)
Newmont Corp.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	26,187 AUD	(1,082)
NewPrinces SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	33,319 EUR	1,622
Newron Pharmaceuticals SpA	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	2,248 CHF	192
News Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	29,532 USD	264
Next PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	537,746 GBP	8,891
Nextage Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,624,000 JPY	124
Nexteer Automotive Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	16,720 HKD	(177)
NGK Insulators Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	15,390,000 JPY	(394)
NH Foods Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	14,109,600 JPY	844
Nichirei Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,284,000 JPY	1,769
Nicolet Bankshares, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,621 USD	806
NIDEC Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	37,522,400 JPY	(7,233)
Nihon M&A Center Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	63,410 JPY	4
Nikon Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,243,700 JPY	2,424
Nine Dragons Paper Holdings Ltd	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	149,380 HKD	151
NIO, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	84,067 USD	166
NioCorp Developments Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,875 USD	(722)
Nippon Building Fund, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,702,400 JPY	389
Nippon Electric Glass Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,127,400 JPY	(899)
Nippon Shinyaku Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,009,650 JPY	80
Nippon Shokubai Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,306,700 JPY	(9)
Nippon Television Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,454,400 JPY	234
Nippon Yusen KK	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	21,332,300 JPY	1,413
Nishi-Nippon Financial Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,508,000 JPY	3
NiSource, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,383 USD	(16)
Nissan Chemical Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	13,360,000 JPY	1,998
Nissan Motor Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	12,342,970 JPY	(3,891)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nissui Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	756,300 JPY	$97
Nitto Denko Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	12,963,860 JPY	931
nLight, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	62,722 USD	4,252
nLight, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	83,132 USD	3,267
NMI Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,570 USD	1,509
NN Group NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	554,013 EUR	3,812
NNN REIT, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	24,997 USD	687
Noble Corp. PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	485,373 USD	(57,878)
Nokia OYJ	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	466,510 EUR	(21,604)
Nokia OYJ	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	396,808 USD	(30,240)
Nolato AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	37,345 SEK	14
Nongfu Spring Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	542,360 HKD	(3,172)
Nordex SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	235,926 EUR	(12,573)
Nordic Semiconductor ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	2,528,170 NOK	(10,166)
Nordson Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	107,595 USD	(797)
Norsk Hydro ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	4,176,251 NOK	(29,878)
Norske Skog ASA	07/21/26	M	4.77%	Morgan Stanley & Co. LLC	23,080 NOK	0
North Pacific Bank Ltd	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,116,000 JPY	811
Northern Trust Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	85,322 USD	(836)
Northland Power, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	112,545 CAD	(1,635)
Norwegian Air Shuttle ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	3,626,719 NOK	(21,276)
Norwegian Cruise Line Holdings Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	54,113 USD	1,617
NOS SGPS SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	28,825 EUR	(1,006)
Note AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	153,025 SEK	(357)
NOV, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	61,588 USD	(429)
Novanta, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	549,168 USD	23,214
Novavax, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,686 USD	359
Novo Nordisk AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	2,416,997 DKK	18,046
Novocure Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	23,940 USD	2,709
NRG Energy, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	548,199 USD	(12,305)
NSK Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	10,231,200 JPY	(3,569)
Nucor Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,077,147 USD	(70,762)
NuScale Power Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	218,551 USD	(23,527)
Nutanix, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	192,831 USD	613
Nutex Health, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,208 USD	995
Nutrien Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	110,804 CAD	1,001
NVIDIA Corp.	07/21/26	M	3.92%	Bank Of America Merrill Lynch	274,166 USD	(11,248)
NVR, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	198,790 USD	12,425
Obayashi Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	630,902 JPY	162
Obic Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	17,884,800 JPY	2,731
Ocado Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	53,913 GBP	3,607
Occidental Petroleum Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	188,032 USD	(12,403)
OceanaGold Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	50,754 CAD	(1,597)
Ocular Therapeutix, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	202,746 USD	(3,066)
Odfjell Drilling Ltd.	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	367,814 NOK	(653)
OGE Energy Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	127,809 USD	2,600
Oji Holdings Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,638,840 JPY	(37)
Okeanis Eco Tankers Corp.	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	474,361 NOK	(3,115)
OKUMA Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,832,000 JPY	270

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Old Republic International Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	44,121 USD	$2,077
Olin Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	394,650 USD	(24,908)
Ollie’s Bargain Outlet Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	266,661 USD	12,567
On Holding AG	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	95,983 USD	(455)
ON Semiconductor Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	400,175 USD	(112,584)
ON Semiconductor Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	425,495 USD	5,702
On the Beach Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	18,710 GBP	881
Ondas, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	74,978 USD	(5,482)
ONE Gas, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	82,774 USD	693
OneMain Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	85,016 USD	4,000
ONEOK, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	292,492 USD	(7,416)
Ono Pharmaceutical Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	9,616,550 JPY	1,124
Onto Innovation, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	493,072 USD	(6,386)
Open House Group Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,665,800 JPY	198
Open Up Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	187,800 JPY	29
Opendoor Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	191,038 USD	15,176
OPENLANE, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	184,941 USD	(474)
Opmobility	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	8,134 EUR	(426)
Option Care Health, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,699 USD	(259)
Oracle Corp.	07/21/26	M	3.92%	Bank Of America Merrill Lynch	187,511 USD	(23,229)
Orchid Island Capital, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	49,273 USD	2,605
O’Reilly Automotive, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	481,177 USD	33,698
O’Reilly Automotive, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	820,857 USD	1,783
Orica Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	251,826 AUD	6,307
Orient Overseas International Ltd	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	61,100 HKD	2
Origin Energy Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	198,493 AUD	2,403
Orion Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	11,318,700 KRW	133
Ormat Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,210 USD	(3,221)
Osaka Gas Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	19,078,500 JPY	589
OSB Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	98,982 GBP	(274)
Oscar Health, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	88,988 USD	(62)
Oshkosh Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	481,401 USD	37,822
Otis Worldwide Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	135,248 USD	(1,642)
Otsuka Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,052,200 JPY	442
Otsuka Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	11,756,995 JPY	907
Otter Tail Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	25,581 USD	513
Ouster, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	165,809 USD	995
Ovintiv, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	77,834 USD	(2,807)
Ovintiv, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	168,245 USD	(2,240)
OVS SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	50,967 EUR	(2,653)
Ovzon AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	84,050 SEK	(103)
Oxford Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,811 USD	(780)
Oxford Instruments PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	32,940 GBP	456
PACCAR, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,574 USD	0
PACCAR, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	245,334 USD	(2,091)
Packaging Corp of America	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	76,440 USD	48
Pagaya Technologies Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	33,424 USD	6,999
Pagseguro Digital Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,144 USD	467

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PAL GROUP Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	7,581,485 JPY	$3,164
Palantir Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	178,218 USD	(1,579)
Palvella Therapeutics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	47,498 USD	(429)
Pan American Silver Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,146 USD	(1,529)
Pan Ocean Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	3,755,060 KRW	(74)
Pandora AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	2,071,672 DKK	55,313
Pandox AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	246,746 SEK	864
Paradise Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	2,652,400 KRW	(4)
Paragon Banking Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	62,266 GBP	211
Paramount Skydance Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	11,031 USD	42
Paratus Energy Services Ltd.	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	19,550 NOK	9
Parex Resources, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	9,466 CAD	(913)
Park Hotels & Resorts, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	85,941 USD	(1,895)
Parker-Hannifin Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	370,424 USD	6,152
Paychex, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	45,950 USD	1,150
Paychex, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	187,530 USD	477
Paycom Software, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	39,451 USD	641
Paylocity Holding Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	107,769 USD	5,437
PayPoint PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	10,779 GBP	133
PBF Energy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	41,883 USD	6,641
PDD Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,537 USD	15
PDF Solutions, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	543,112 USD	48,834
Peab AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	783,555 SEK	1,308
Peabody Energy Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	31,621 USD	(1,311)
Pearson plc	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,534 USD	685
Pearson PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	630,923 GBP	46,560
Pebblebrook Hotel Trust	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	43,168 USD	1,591
Pegasystems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,390 USD	409
People’s Insurance Co., Group of China Ltd. (The)	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	31,620 HKD	(430)
PeptiDream, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,661,960 JPY	3,300
Per Aarsleff Holding AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	244,530 DKK	1,270
Perdoceo Education Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,661 USD	(309)
Perrigo Co., PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	23,856 USD	1,963
Perseus Mining Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	41,523 AUD	(2,911)
Persimmon PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	221,309 GBP	(526)
PetroChina Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,465,600 HKD	(14,189)
Petroleo Brasileiro SA - Petrobras	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	337,172 USD	(16,849)
Petroleo Brasileiro SA - Petrobras	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	2,177,734 BRL	(14,755)
Pets at Home Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	15,528 GBP	662
Pexip Holding ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	341,895 NOK	996
Peyto Exploration & Development Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	31,166 CAD	(788)
PG&E Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	716,509 USD	(10,052)
Pharma Mar SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	30,319 EUR	3,375
Pharming Group NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	104,621 EUR	6,938
Philip Morris International, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	276,726 USD	12,369
Phinia, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	46,927 USD	600

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Phinia, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	246,460 USD	$(91)
Photronics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	28,134 USD	(1,264)
PICC Property & Casualty Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	2,677,860 HKD	(22,146)
Picton Property Income Ltd.	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	14,605 GBP	619
Pigeon Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,149,400 JPY	816
Pilgrim’s Pride Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	48,786 USD	2,711
Ping An Insurance Group Co. of China Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,181,425 HKD	(10,053)
Pinnacle West Capital Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	254,334 USD	11,347
Pinterest, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	339,800 USD	25,639
Pitney Bowes, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,532 USD	173
Pitney Bowes, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	148,107 USD	3,284
PJT Partners, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,292 USD	(708)
Plains All American Pipeline LP	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	4,412,293 USD	160,223
Planet Fitness, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	149,263 USD	3,022
Planisware SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	14,026 EUR	533
Platzer Fastigheter Holding AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	50,220 SEK	79
Playtech PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	17,347 GBP	310
PLS Group Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	343,828 AUD	(20,173)
Plus500 Ltd.	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	18,486 GBP	(143)
Pluxee NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	15,191 EUR	604
Polaris, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	227,802 USD	(1,060)
PolyPeptide Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	7,363 CHF	1,939
Pony AI, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,389 USD	(277)
Poongsan Corp.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	13,180 USD	(906)
Portland General Electric Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	144,196 USD	4,712
Post Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	83,095 USD	1,370
Postal Savings Bank of China Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	60,360 HKD	(689)
Power Corp. of Canada	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	609,577 CAD	(1,067)
Power Solutions International, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,856 USD	(95)
PrairieSky Royalty Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	14,835 CAD	(121)
Praxis Precision Medicines, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	47,025 USD	4,867
Preformed Line Products Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	60,186 USD	1,398
Primary Health Properties PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	14,654 GBP	(138)
Primerica, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	48,598 USD	569
Primo Brands Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	831,009 USD	32,138
Primoris Services Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	135,967 USD	(11,571)
Privia Health Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	272,155 USD	(1,116)
PROCEPT BioRobotics Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,847 USD	927
PROG Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	31,784 USD	5,924
Progress Software Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	33,441 USD	7,157
Progressive Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,443 USD	664
Progyny, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	73,821 USD	7,163
Proximus SADP	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	47,704 EUR	(2,381)
Prudential Financial, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	169,643 USD	(517)
Prudential PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	33,932 GBP	(541)
PTC Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,358 USD	101
PTC, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	128,504 USD	(1,375)
Public Service Enterprise Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	82,706 USD	564

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Public Service Enterprise Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	199,167 USD	$(3,085)
PulteGroup, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	20,362 USD	82
PulteGroup, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	107,028 USD	9,875
PureCycle Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	55,478 USD	(1,530)
PureCycle Technologies, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	111,524 USD	3,168
PVA TePla AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	9,708 EUR	496
PVH Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	129,605 USD	(541)
Q Technology Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	175,980 HKD	(3,959)
Qiagen NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	27,375 EUR	1,758
Qiagen NV	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	278,921 USD	21,680
QinetiQ Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	40,189 GBP	(804)
Qnity Electronics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	48,828 USD	(3,428)
Qnity Electronics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	186,275 USD	4,471
Quadient SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	9,206 EUR	(218)
Qualys, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,474 USD	10,810
Quanta Services, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	140,627 USD	(3,819)
Quantum Computing, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	164,276 USD	(13,092)
Quebecor, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	86,629 CAD	869
Quest Diagnostics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	29,231 USD	2,774
Quilter PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	77,495 GBP	394
Radian Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	58,781 USD	4,091
Rakus Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,832,800 JPY	443
Ralliant Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,318 USD	290
Ralph Lauren Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	141,767 USD	(3,281)
Ralph Lauren Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	107,813 USD	(1,439)
Ramelius Resources Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	45,193 AUD	(2,134)
Rapid7, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,581 USD	2,937
Rational AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	3,318 EUR	(128)
Raymond James Financial, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	139,447 USD	(4,141)
RaySearch Laboratories AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	99,294 SEK	567
RB Global, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	491,645 USD	(1,158)
RBC Bearings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	541,050 USD	(1,328)
Recruit Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	39,780,000 JPY	5,827
Redeia Corp. SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	922,975 EUR	(21,780)
Regal Rexnord Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	460,710 USD	13,765
Regeneron Pharmaceuticals, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	635,162 USD	11,448
Regis Resources Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	33,095 AUD	(2,990)
RELX PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	28,487 USD	776
Remitly Global, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	170,672 USD	14,457
REN - Redes Energeticas Nacionais SGPS SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	15,189 EUR	602
RenaissanceRe Holdings Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	66,332 USD	3,069
Renault SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	23,647 EUR	(2,601)
Renesas Electronics Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	97,291,300 JPY	(2,597)
Renishaw PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	24,995 GBP	(759)
Rentokil Initial PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	32,832 USD	127
Repligen Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	350,313 USD	(2,118)
Repsol SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,348,695 EUR	16,846
Repsol SA	07/21/26	M	2.68%	Morgan Stanley Capital Services LLC	58,639 EUR	732

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Republic Services, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	245,513 USD	$9,970
Republic Services, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	515,769 USD	(3,099)
ResMed, Inc.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	72,037 AUD	3,097
Resolute Holdings Management, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	8,106 USD	1,433
Resolute Mining Ltd	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	20,987 AUD	(2,324)
Resorttrust, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,208,900 JPY	75
Restaurant Brands International, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	571,702 USD	330
Retail Estates NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	3,485 EUR	(56)
Revenio Group Oyj	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,704 EUR	(65)
Revolution Medicines, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	818,613 USD	75,649
Revolve Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,187 USD	4,059
Reynolds Consumer Products, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,620 USD	3,909
RH	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	81,864 USD	10,055
Rhythm Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	58,401 USD	5,553
Ricoh Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	14,998,067 JPY	(2,501)
Rightmove PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	397,293 GBP	18,572
Ringkjoebing Landbobank AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	636,704 DKK	(1,606)
Rinnai Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,530,500 JPY	727
RioCan Real Estate Investment Trust	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	110,351 CAD	137
Rithm Capital Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,391 USD	93
Rivian Automotive, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	38,822 USD	5,785
Rivian Automotive, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	206,402 USD	1,209
RLI Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,558 USD	1,867
RLI Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	419,388 USD	50,336
RLJ Lodging Trust	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,687 USD	806
Robinhood Markets, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	583,942 USD	(29,995)
ROBLOX Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	115,961 USD	(2,090)
Rocket Lab Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,914 USD	67
Rockwell Automation, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	461,825 USD	16,422
Rockwell Automation, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	70,756 USD	2,516
Rogers Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	33,802 USD	(564)
Rogers Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	783,020 USD	(12,179)
Roivant Sciences Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,219 USD	956
Roivant Sciences Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	190,188 USD	25,196
Rollins, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,325 USD	(2,992)
Rollins, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	107,383 USD	(153)
Rolls-Royce Holdings PLC	07/21/26	M	3.76%	Morgan Stanley Capital Services LLC	2,584 GBP	81
Rolls-Royce Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	837,833 GBP	26,279
Ross Stores, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	113,543 USD	757
Rotork PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	50,933 GBP	(3,543)
Round One Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,305,400 JPY	5,805
Royal Bank of Canada	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	689,467 CAD	11,662
Royal Gold, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	86,933 USD	(6,091)
Royal Gold, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	245,774 USD	(17,221)
Royalty Pharma PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	175,587 USD	(1,489)
RS Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	21,005 GBP	(1,795)
RTX Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	277,291 USD	12,047
Rubis SCA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	76,724 EUR	(4,665)
Rubrik, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	858,068 USD	83,536

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rush Street Interactive, Inc.	07/21/26	M	0.00%	Citibank N.A.	144,382 USD	$(24)
Rusta AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	33,785 SEK	97
Rvrc Holding AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	246,992 SEK	(447)
RWE AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	74,367 EUR	2,656
RXO, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	76,427 USD	5,239
Ryohin Keikaku Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	31,850,000 JPY	3,023
S&P Global, Inc.	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	721,783 USD	14,543
S&P Global, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,885,808 USD	(602)
Sabra Health Care REIT, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	25,158 USD	1,707
Sabre Insurance Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	4,636 GBP	355
Safestore Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	21,401 GBP	921
Safran SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	1,180,066 EUR	55,767
Saga PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	8,801 GBP	2,261
Sagax AB	07/21/26	M	2.27%	Morgan Stanley Capital Services LLC	1,705,652 SEK	(2,792)
Saia, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	51,639 USD	(1,521)
SailPoint, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	192,854 USD	3,775
Sakai Chemical Industry Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	955,570 JPY	(97)
Salesforce, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	296,488 USD	10,566
Salesforce, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	776,120 USD	33,812
Sally Beauty Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,425 USD	1,320
Salvatore Ferragamo SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	45,874 EUR	7,380
Sampo OYJ	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	25,106 EUR	360
Samsara, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	865,893 USD	12,019
Samsonite Group SA	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	70,074 HKD	(41)
Samsung Biologics Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	27,484,482 KRW	341
Samsung C&T Corp.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	107,097 USD	(8,946)
Samsung E&A Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	25,498,900 KRW	(521)
Samsung Electronics Co., Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	1,216,271 USD	(39,551)
Samsung Heavy Industries Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	95,001,200 KRW	(6,171)
Samsung Life Insurance Co., Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	59,123 USD	(5,932)
Sandfire Resources Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	59,728 AUD	(2,602)
Sandisk Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	809,448 USD	0
Sandisk Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,321,037 USD	0
Sankyo Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	13,364,400 JPY	1,704
Sankyu, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,406,400 JPY	368
Sanofi SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	515,404 EUR	19,030
Sanofi SA	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,018,137 USD	21,445
Sanoma OYJ	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	10,484 EUR	(508)
Sansan, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,227,500 JPY	735
Santen Pharmaceutical Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,058,300 JPY	2,998
Santos Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	428,152 AUD	(5,470)
Sanwa Holdings Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,804,327 JPY	930
Sany Heavy Equipment International Holdings Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	197,334 HKD	(1,373)
SAP SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	57,383 EUR	1,334
SAP SE	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,026,714 USD	22,776

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sapporo Holdings Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,129,200 JPY	$536
Sarepta Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	35,671 USD	647
Savills PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	15,139 GBP	457
SBI Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,714,800 JPY	(707)
SBI Shinsei Bank Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,698,500 JPY	(496)
SBM Offshore NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	254,418 EUR	(20,630)
Scandinavian Tobacco Group AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	160,892 DKK	286
Scentre Group	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	23,730 AUD	(68)
Schindler Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	113,165 CHF	(495)
Scholastic Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	4,848 USD	396
Schouw & Co. AS	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	119,798 DKK	(575)
Schrodinger, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,432 USD	498
Schweiter Technologies AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	8,715 CHF	(203)
SCOR SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	248,435 EUR	24
Scorpio Tankers, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	101,578 USD	(16,250)
Scorpio Tankers, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	684,005 USD	(109,424)
SCREEN Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	39,123,000 JPY	17,390
Seadrill Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,520 USD	(753)
Seagate Technology Holdings PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	171,764 USD	(20,259)
Seagate Technology Holdings PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,512,955 USD	(138,795)
Sectra AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	430,220 SEK	112
SEEK Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	40,467 AUD	1,305
Seibu Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,375,600 JPY	1,927
Seiko Epson Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	8,253,078 JPY	(545)
Sekisui House Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	323,500 JPY	90
SELLAS Life Sciences Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,310 USD	2,417
Sempra	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	113,426 USD	1,349
Semtech Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	19,743 USD	165
Sensata Technologies Holding PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	844,830 USD	(64,710)
Sensient Technologies Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	178,267 USD	627
Sensirion Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	8,833 CHF	(727)
SentinelOne, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,744 USD	3,441
SentinelOne, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	353,848 USD	53,533
Seraphim Space Investment Trust PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	3,559 GBP	(127)
Seres Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	100,399 HKD	(1,056)
ServiceNow, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	131,888 USD	8,891
ServiceNow, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	81,477 USD	5,493
SES SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	62,057 EUR	(296)
Seven & i Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	21,016,800 JPY	5,056
SFS Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	9,479 CHF	(30)
SGL Carbon SE	07/21/26	M	2.56%	Morgan Stanley & Co. LLC	7,429 EUR	(976)
Shaftesbury Capital PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	52,546 GBP	1,542
SharkNinja, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	476,728 USD	7,796
Sharp Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	7,663,500 JPY	5,559
SHARPLINK, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,039 USD	(2,597)
Shell PLC	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	493,667 EUR	(16,732)
Shell PLC	07/21/26	M	3.76%	Morgan Stanley Capital Services LLC	66,187 GBP	(2,313)
Shell PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	296,096 USD	(7,880)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhou International Group Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	32,560 HKD	$(116)
Shift4 Payments, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,901 USD	1,541
Shimadzu Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,177,839 JPY	859
Shimizu Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	7,099,400 JPY	678
Shinhan Financial Group Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	343,202,051 KRW	(505)
Shizuoka Financial Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	10,308,800 JPY	430
SHO-BOND Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	633,000 JPY	(38)
Shoei Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	906,000 JPY	(94)
Shopify, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	424,253 USD	24,360
Shopify, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	707,619 USD	(1,644)
Shoucheng Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	43,160 HKD	(412)
Sibanye Stillwater Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	49,826 USD	(4,583)
Siemens AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	401,760 EUR	3,919
Signify NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	15,135 EUR	(2,513)
Silicon Motion Technology Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	40,428 USD	(428)
Silicon Motion Technology Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	127,685 USD	(1,353)
Siltronic AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	27,349 EUR	(4,715)
Simmons First National Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	21,882 USD	474
Simpson Manufacturing Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,948 USD	332
Simpson Manufacturing Co., Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	251,457 USD	1,438
Sims Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	72,875 AUD	(2,543)
Sino Biopharmaceutical Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,054,650 HKD	(547)
Sinopharm Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	182,672 HKD	(504)
SiteOne Landscape Supply, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	356,446 USD	(2,118)
Six Flags Entertainment Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	404,304 USD	5,977
Sixt SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	166,964 EUR	(19,871)
SK hynix, Inc.	07/21/26	M	5.67%	Morgan Stanley & Co. LLC	72,975,000 KRW	(2,987)
SK Hynix, Inc.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	3,108,325 USD	(216,175)
SK Innovation Co., Ltd.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	59,218,200 KRW	(1,773)
SK Square Co., Ltd.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	52,476 USD	(6,111)
SK Telecom Co., Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	35,429 USD	(1,950)
SK, Inc.	07/21/26	M	4.18%	Morgan Stanley Capital Services LLC	97,228 USD	15,187
Skanska AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	1,037,376 SEK	2,563
Skeena Resources Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,285,782 USD	(1,676)
Skylark Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,075,500 JPY	837
SkyWest, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	51,295 USD	3,337
SL Green Realty Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	114,559 USD	(509)
SLB Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	50,900 USD	(133)
SM Energy Co	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,068 USD	(1,593)
SM Energy Co	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	480,674 USD	(25,464)
Smartoptics Group ASA	07/21/26	M	4.77%	Morgan Stanley & Co. LLC	9,562 NOK	4
Smith & Nephew PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	34,853 USD	(857)
Smith & Nephew PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	103,021 GBP	(2,941)
Smoore International Holdings Ltd	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	121,120 HKD	(1,082)
Snap, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	129,103 USD	(5,298)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sociedad Quimica y Minera de Chile SA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	76,605 USD	$(4,490)
Societe BIC SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	8,747 EUR	41
Socionext, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	21,684,000 JPY	(5,649)
SoFi Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	145,282 USD	7,052
SoftBank Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	23,531,760 JPY	(816)
Softcat PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	131,329 GBP	6,083
S-Oil Corp.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	94,374,000 KRW	(373)
SolarEdge Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	172,880 USD	2,674
Solaria Energia y Medio Ambiente SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	140,555 EUR	(18,324)
Solstice Advanced Materials, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,781 USD	356
Solvay SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	219,620 EUR	(10,786)
Solventum Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	976,278 USD	35,545
Somnigroup International, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	156,290 USD	1,137
Sompo Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	12,918,000 JPY	(3,468)
Sonae SGPS SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	64,935 EUR	797
Sonic Automotive, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,054 USD	682
Sonova Holding AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	414,822 CHF	(4,056)
Sony Group Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	143,871,600 JPY	24,761
Sony Group Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,043 USD	199
Sopra Steria Group	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	49,172 EUR	(572)
South Bow Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	107,104 CAD	(1,190)
South32 Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	75,725 AUD	(2,880)
Southern Co., (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	124,262 USD	3,032
Southern Co., (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	49,120 USD	(404)
Southwest Airlines Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	222,061 USD	11,746
Southwest Gas Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	64,022 USD	94
Southwest Gas Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	147,524 USD	217
Spectrum Brands Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,493 USD	399
Spectrum Brands Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	305,623 USD	419
Spire Healthcare Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	4,825 GBP	(15)
Spire, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,442 USD	211
Spotify Technology SA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	486,900 USD	(223)
Springer Nature AG & Co.	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	5,227 EUR	244
Sprinklr, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,568 USD	406
Sprouts Farmers Market, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	125,706 USD	5,816
SPS Commerce, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	113,204 USD	(522)
Square Enix Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,103,000 JPY	(193)
SS&C Technologies Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	128,148 USD	(6,033)
SSR Mining, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	122,173 USD	(9,704)
St. James’s Place PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	228,971 GBP	11,261
STAAR Surgical Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,918 USD	(48)
Standard Chartered PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	910,122 GBP	(18,819)
Stanley Electric Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,976,800 JPY	(1,684)
Stantec, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	64,002 CAD	325
Star Bulk Carriers Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,506 USD	(848)
Steel Dynamics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	417,129 USD	(35,766)
Stella-Jones, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	28,300 CAD	(888)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Stellantis NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	138,956 USD	$(13,939)
STERIS PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	62,245 USD	2,400
STERIS PLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	211,869 USD	385
Stifel Financial Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	71,189 USD	(3,721)
STMicroelectronics NV	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	190,996 USD	(9,388)
STMicroelectronics NV	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,116,293 USD	(62,816)
Stolt-Nielsen Ltd.	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	414,780 NOK	(2,501)
Storebrand ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,140,431 NOK	2,604
Strategic Education, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	6,575 USD	15
Stride, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	41,160 USD	1,960
Strive, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	28,109 USD	(7,402)
Structure Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,612 USD	3,158
Structure Therapeutics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	76,899 USD	(1,332)
Stryker Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	35,039 USD	1,167
Stryker Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	534,812 USD	3,250
Stubhub Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,825 USD	1,654
Stubhub Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	167,660 USD	21,619
Subaru Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	18,691,750 JPY	(2,306)
Suedzucker AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	14,962 EUR	(94)
SUMCO Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,331,500 JPY	(902)
Sumitomo Bakelite Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,544,200 JPY	(206)
Sumitomo Chemical Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	29,245,439 JPY	(8,745)
Sumitomo Mitsui Trust Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	11,804,700 JPY	(1,656)
Sumitomo Realty & Development Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	7,794,600 JPY	3,139
Sunbelt Rentals Holdings, Inc.	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	156,274 GBP	(27,763)
Suncall Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,999,080 JPY	(2,547)
Suncor Energy, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	873,852 CAD	(24,578)
Suncorp Group Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	33,326 AUD	327
Sundrug Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	371,300 JPY	57
Sunny Optical Technology Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	1,079,160 HKD	(31,102)
Sunococorp LLC	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	2,265,953 USD	182,347
Sunrise Communications AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	26,577 CHF	(805)
Sunrun, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	404,410 USD	(12,657)
Sunstone Hotel Investors, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	17,289 USD	(469)
Super Group SGHC Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,646 USD	(161)
Super Group SGHC Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	936,833 USD	(15,637)
Super Micro Computer, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	574,878 USD	(99,380)
Supermarket Income REIT PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	23,232 GBP	1,218
Supernus Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	25,233 USD	1,138
Surgery Partners, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	133,868 USD	1,674
Suruga Bank Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	479,065 JPY	71
SUSS MicroTec SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	67,270 EUR	(10,633)
Suzano SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	217,263 BRL	(2,293)
Suzuki Motor Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	55,801,200 JPY	10,004
Svenska Handelsbanken AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	5,848,224 SEK	2,825
Swatch Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	245,169 CHF	(15,782)
Sweco AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	48,983 SEK	13

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Swedbank AB	07/21/26	M	2.25%	Morgan Stanley & Co. LLC	4,634,588 SEK	$2,274
Syensqo SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	53,218 EUR	(992)
Sylvamo Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,544 USD	(139)
Symbotic, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	121,484 USD	14,354
Synchrony Financial	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	82,070 USD	369
Syndax Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	33,018 USD	4,341
Synopsys, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	252,732 USD	(10,069)
Sysco Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	76,264 USD	5,477
Sysco Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	604,349 USD	2,024
T&D Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	10,466,400 JPY	(1,733)
T. Rowe Price Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	66,414 USD	3,505
Taiwan Semiconductor Manufacturing Co., Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	304,453 USD	6,445
Taiwan Semiconductor Manufacturing Co., Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,448,842 USD	30,670
Taiwan Semiconductor Manufacturing Co., Ltd.	07/21/26	M	4.23%	Morgan Stanley Capital Services LLC	1,964,617 USD	(73,323)
Takasago Thermal Engineering Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,500,000 JPY	242
Takashimaya Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	4,267,402 JPY	21
Takeuchi Manufacturing Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,024,000 JPY	(1,025)
Talanx AG	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	20,803 EUR	1,148
Talen Energy Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	64,404 USD	(7,917)
Talen Energy Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	455,998 USD	(25,243)
Tapestry, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	313,060 USD	(5,955)
Tapestry, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	298,391 USD	(3,874)
Targa Resources Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	12,237,555 USD	167,942
Target Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	295,497 USD	727
Target Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	687,954 USD	(7,999)
Taylor Wimpey PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	211,762 GBP	323
TC Energy Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	4,849,625 USD	(134,484)
TD SYNNEX Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,420 USD	(2,834)
TD SYNNEX Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	522,898 USD	(29,388)
TDK Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	121,077,400 JPY	(76,114)
TE Connectivity PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	808,860 USD	(42,137)
Technogym SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	37,018 EUR	(2,002)
Teck Resources Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	384,980 USD	(393)
Teekay Tankers Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,654 USD	(2,237)
Teijin Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,148,867 JPY	563
Teleflex, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,438,775 USD	38,360
Telefonaktiebolaget LM Ericsson	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	3,497,559 SEK	(8,837)
Telefonaktiebolaget LM Ericsson	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	119,333 USD	(5,804)
Telefonica Brasil SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	338,989 BRL	763
Telenor ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	130,465 NOK	(273)
Telephone & Data Systems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,514 USD	(35)
Television Francaise 1 SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	37,692 EUR	(64)
Telia Co. AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	858,584 SEK	(3,356)
Telstra Group Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	26,183 AUD	91

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TELUS Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	595,474 CAD	$(27,956)
Tempus AI, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	291,174 USD	3,574
Tenable Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	47,280 USD	18,919
Tenaris SA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,596 USD	(668)
Tenaris SA	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	161,773 USD	(7,400)
Tencent Music Entertainment Group	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	43,410 USD	52
Teradata Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	85,598 USD	14,367
Teradyne, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	154,466 USD	9,072
Terex Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	273,124 USD	(359)
Terumo Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	11,446,950 JPY	(748)
Tesco PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	259,017 GBP	7,861
Tesla, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,459,464 USD	94,420
Texas Capital Bancshares, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	44,920 USD	1,651
Texas Roadhouse, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,730 USD	579
Texas Roadhouse, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	184,058 USD	(1,069)
Textron, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	179,183 USD	9,872
TFS Financial Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	408,692 USD	162
TG Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	18,755 USD	35
Thales SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	545,157 EUR	(3,780)
Thor Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,275 USD	271
Thor Industries, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	304,626 USD	11,046
TIM SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	301,484 BRL	(717)
TJX Cos., Inc. (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	218,566 USD	(406)
T-Mobile US, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	843,041 USD	(57,729)
TMX Group Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	52,025 CAD	(1,522)
Toa Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,429,900 JPY	(725)
Toast, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	194,371 USD	28,523
Tobu Railway Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	581,875 JPY	26
Toho Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,792,750 JPY	1,966
Tokai Carbon Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	6,091,750 JPY	(224)
Tokio Marine Holdings, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	46,707,200 JPY	(5,861)
Tokuyama Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,141,600 JPY	(1,091)
Tokyo Gas Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	17,388,000 JPY	(916)
Tokyu Fudosan Holdings Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	128,838 JPY	9
Toll Brothers, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	107,256 USD	9,058
Tomy Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,023,000 JPY	1,082
Topaz Energy Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	14,796 CAD	(332)
Topgolf Callaway Brands Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	176,976 USD	(650)
Toray Industries, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	11,575,425 JPY	(1,846)
Torex Gold Resources, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	15,408 CAD	(555)
Toridoll Holdings Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,079,400 JPY	447
TORM PLC	07/21/26	M	2.57%	Morgan Stanley & Co. LLC	759,493 DKK	(16,642)
Toro Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	61,675 USD	3,499
Toronto-Dominion Bank (The)	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	637,565 CAD	8,473
TotalEnergies SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	346,799 EUR	(18,131)
TOTVS SA	07/21/26	M	0.40%	Morgan Stanley & Co. LLC	366,548 BRL	3,515
Tourmaline Oil Corp.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	391,511 CAD	(7,869)
Tower Semiconductor Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	71,363 USD	(10,373)
Toyo Engineering Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,814,400 JPY	182

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Toyo Tire Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	17,806,600 JPY	$(3,009)
Toyoda Gosei Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,560,900 JPY	298
Toyota Boshoku Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,038,000 JPY	(247)
TP ICAP Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	142,772 GBP	(4,118)
TPG Telecom Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	45,675 AUD	(638)
Trade Desk, Inc. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	197,828 USD	600
Trade Desk, Inc. (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	64,181 USD	834
Tradeweb Markets, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	359,189 USD	3,075
Trane Technologies PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	22,613 USD	(20)
TransAlta Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	467,536 USD	623
TransDigm Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	314,904 USD	8,782
TransDigm Group, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,968,472 USD	54,897
Transmissora Alianca de Energia Eletrica SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	227,384 BRL	(154)
Transocean Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	74,182 USD	(7,130)
Transocean Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	375,559 USD	(11,141)
Travel + Leisure Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	397,181 USD	(815)
TravelSky Technology Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	262,570 HKD	(1,455)
Travere Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,842 USD	180
Travere Therapeutics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	80,216 USD	(2,216)
Treasury Wine Estates Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	91,854 AUD	1,200
Trelleborg AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	3,230,509 SEK	(15,855)
Trend Micro, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	7,904,400 JPY	3,254
TREVI—Finanziaria Industriale SpA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	3,265 EUR	80
Trex Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	45,194 USD	3,545
TriMas Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,158 USD	278
Trimble, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	108,060 USD	4,280
Trimble, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	132,379 USD	5,244
TriNet Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,085 USD	2,236
Trinity Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	10,363 USD	(162)
Trip.com Group Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	171,135 USD	(22,332)
Triple Flag Precious Metals Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,046 USD	19
Tritax Big Box REIT PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	109,534 GBP	7,988
Truecaller AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	348,512 SEK	4,720
Truist Financial Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	919,370 USD	19,986
Trustpilot Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	73,217 GBP	6,211
Tsingtao Brewery Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	448,000 HKD	(2,085)
Tsumura & Co.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,124,100 JPY	(44)
Tutor Perini Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	36,512 USD	659
Twilio, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	252,138 USD	31,153
Tyson Foods, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	222,207 USD	6,965
UACJ Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,474,000 JPY	(2,277)
UBE Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	251,316 JPY	(9)
Uber Technologies, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	459,581 USD	4,697
Ubisoft Entertainment SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	29,657 EUR	1,447
UBTech Robotics Corp., Ltd.	07/21/26	M	3.00%	Morgan Stanley Capital Services LLC	1,806,000 HKD	(3,113)
UCB SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	445,680 EUR	29,634
UFP Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,939 USD	1,733
UL Solutions, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	148,125 USD	183

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ulta Beauty, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	276,403 USD	$(8,521)
Ultrapar Participacoes SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	340,546 BRL	2,197
Ulvac, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	5,145,000 JPY	822
Unibail-Rodamco-Westfield	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	209,389 EUR	3,700
Unicaja Banco SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	389,872 EUR	(10,384)
Unicharm Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,071,310 JPY	234
Unilever PLC	07/21/26	M	0.50%	Morgan Stanley Capital Services LLC	9,365 GBP	(108)
Unilever PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	256,707 USD	10,767
Unilever PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	45,946 GBP	1,886
Union Pacific Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	71,735 USD	3,337
Union Pacific Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	449,124 USD	20,892
Unisound AI Technology Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	23,422 HKD	(1,708)
UNITE Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	106,256 GBP	(134)
United Airlines Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	442,558 USD	64,549
United Airlines Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,060,074 USD	(9,007)
United Bankshares, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	3,057 USD	60
United Microelectronics Corp.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	2,080,000 TWD	4,437
United Microelectronics Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	157,020 USD	(2,141)
United Natural Foods, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	62,295 USD	(6,532)
United Parcel Service, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	227,011 USD	782
United Rentals, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	977,866 USD	22,476
United Therapeutics Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	380,578 USD	2,496
United Therapeutics Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	783,353 USD	3,925
Universal Display Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	100,240 USD	(5,077)
Universal Technical Institute, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	746,773 USD	51,315
Unum Group	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	155,798 USD	(2,030)
Upbound Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	2,364 USD	183
UPM-Kymmene OYJ	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	50,380 EUR	(2,721)
Upstart Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	238,533 USD	31,302
Urban Outfitters, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	127,967 USD	(3,325)
Urban Outfitters, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	225,122 USD	(1,275)
Usinas Siderurgicas de Minas Gerais S/A Usiminas	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	225,910 BRL	(3,170)
USS Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	8,885,350 JPY	559
UWM Holdings Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	600,535 USD	(15,358)
V2X, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	472,152 USD	(1,455)
Vale SA	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	439,503 USD	(18,744)
Vale SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	3,175,151 BRL	(23,034)
Valeo SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	6,996 EUR	(632)
Valero Energy Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	125,529 USD	(2,341)
Valley National Bancorp	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	110,930 USD	3,194
Vallourec SACA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	320,971 EUR	(29,491)
Valmont Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	161,491 USD	(1,496)
Valmont Industries, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	75,328 USD	338
Valterra Platinum Ltd.	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	42,010 GBP	(3,979)
Van Lanschot Kempen NV	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	16,603 EUR	(1,028)
Varonis Systems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	109,971 USD	31,098
Veeva Systems, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	201,559 USD	31,992

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Veeva Systems, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	830,127 USD	$131,760
Veidekke ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	196,256 NOK	381
Venture Global, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	131,866 USD	(1,522)
Venture Global, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,101,453 USD	(12,717)
Vera Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,717 USD	1,949
VeraDermics, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	710,793 USD	139,337
Veralto Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	60,305 USD	4,166
Vertex Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	179,714 USD	11,527
Vesuvius PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	9,982 GBP	(501)
VF Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	21,832 USD	(449)
VF Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	43,894 USD	42
Viatris, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	415,096 USD	(6,107)
Vibra Energia SA	07/21/26	M	14.55%	Morgan Stanley & Co. LLC	657,750 BRL	2,162
Vicat SACA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	51,255 EUR	(2,910)
VICI Properties, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	411,178 USD	7,250
Vicor Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	126,108 USD	4,916
Victoria’s Secret & Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	386,742 USD	13,962
Victrex PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	7,653 GBP	(487)
Viking Holdings Ltd.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	496,438 USD	21,678
Viking Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	61,777 USD	11,483
Vipshop Holdings Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,369 USD	(1)
Viridian Therapeutics, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	12,321 USD	391
Visa, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	2,055,620 USD	103,788
Viscofan SA	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	70,754 EUR	704
Vishay Intertechnology, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	121,249 USD	(18,475)
Vistance Networks, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	195,312 USD	(1,516)
Vistra Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	551,635 USD	(14,196)
Vita Coco Co., Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,917 USD	(6,247)
Vital Farms, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	19,374 USD	2,630
Vivendi SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	143,183 EUR	(24)
Vodafone Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	414,742 GBP	(38,544)
Volvo AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	1,994,885 SEK	5,264
Volvo Car AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	2,025,376 SEK	(13,198)
Vornado Realty Trust	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	62,871 USD	2,878
Vornado Realty Trust	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	276,010 USD	(2,206)
Vulcan Materials Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	297,605 USD	(4,955)
W R Berkley Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	80,551 USD	3,591
Wacker Neuson SE	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	16,113 EUR	(698)
WaFd, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	24,509 USD	1,046
Wallenius Wilhelmsen ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,295,807 NOK	(2,548)
Walmart, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	51,208 USD	(1,713)
Walt Disney Co. (The)	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	209,805 USD	(9,605)
Washington H Soul Pattinson & Co., Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	34,723 AUD	1,020
Waste Connections, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	214,495 USD	18,537
Waste Connections, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	833,035 USD	(1,251)
Waste Management, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	487,690 USD	(1,811)
Watches of Switzerland Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	67,202 GBP	(1,250)
WaVe Life Sciences Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	30,159 USD	(1,760)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Waystar Holding Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	280,200 USD	$39,884
Webull Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	35,343 USD	(1,752)
Wells Fargo & Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	324,168 USD	(4,765)
Wells Fargo & Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	705,450 USD	(6,481)
Werner Enterprises, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	272,536 USD	18,342
WESCO International, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	524,633 USD	(34,468)
Wesdome Gold Mines Ltd	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	32,232 CAD	(888)
West Fraser Timber Co., Ltd.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	17,211 CAD	(154)
West Pharmaceutical Services, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	54,072 USD	4,804
Western Alliance Bancorp	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,167 USD	313
Western Digital Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	658,625 USD	(84,416)
Western Digital Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	291,583 USD	(37,372)
Western Midstream Partners LP	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	4,332,169 USD	78,620
Westinghouse Air Brake Technologies Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	163,290 USD	88
Westpac Banking Corp.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	259,853 AUD	(505)
Westpac Banking Corp.	07/21/26	M	4.85%	Morgan Stanley Capital Services LLC	25,640 AUD	35
Weyerhaeuser Co.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	78,400 USD	(1,002)
Weyerhaeuser Co.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	143,513 USD	654
WH Group Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	701,715 HKD	(3,056)
Whirlpool Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	1,038,684 USD	52,068
Whitbread PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	228,769 GBP	(9,264)
White Mountains Insurance Group Ltd.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	32,172 USD	1,002
Whitecap Resources, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	19,397 CAD	(746)
Whitehaven Coal Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	130,716 AUD	(6,702)
Wickes Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	20,614 GBP	1,408
Wilh Wilhelmsen Holding ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	219,108 NOK	(690)
Williams Cos., Inc. (The)	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	21,075,790 USD	(171,531)
Williams-Sonoma, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	85,603 USD	(1,221)
Willis Towers Watson PLC	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	94,864 USD	3,150
Winbond Electronics Corp.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	8,436,000 TWD	(9,513)
Wingstop, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	238,784 USD	6,938
Winnebago Industries, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	15,825 USD	1,357
Wise Group PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	32,103 GBP	4,120
WiseTech Global Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	66,229 AUD	4,343
Wizz Air Holdings PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	23,057 GBP	248
Wolfspeed, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	5,357 USD	(98)
Wolters Kluwer — Cva	07/21/26	M	2.68%	Morgan Stanley & Co. LLC	943,087 EUR	951
Woodward, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	159,631 USD	(516)
Woori Financial Group, Inc.	07/21/26	M	3.22%	Morgan Stanley & Co. LLC	14,623,970 KRW	174
Workday, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	114,962 USD	9,539
World Acceptance Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	14,538 USD	3,368
World Kinect Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	16,885 USD	672
Worley Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	282,174 AUD	(19,114)
WSFS Financial Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	7,821 USD	159
WSP Global, Inc.	07/21/26	M	2.45%	Morgan Stanley & Co. LLC	65,293 CAD	335

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
WW Grainger, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	216,187 USD	$2,837
WW Grainger, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	68,461 USD	(441)
Xcel Energy, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	240,528 USD	4,547
Xenon Pharmaceuticals, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	81,418 USD	8,277
Xero Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	151,238 AUD	6,090
Xiaomi Corp.	07/21/26	M	3.00%	Morgan Stanley Capital Services LLC	2,139,544 HKD	(22,270)
Xinyi Glass Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	79,920 HKD	(381)
Xometry, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	21,791 USD	1,180
XPO, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	136,809 USD	2,788
XPO, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	149,082 USD	3,038
Yadea Group Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	41,000 HKD	(678)
Yageo Corp.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	2,130,000 TWD	6,096
Yakult Honsha Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,352,500 JPY	91
Yamaguchi Financial Group, Inc.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	1,455,000 JPY	(101)
Yamaichi Electronics Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	3,372,000 JPY	(2,734)
Yamato Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,347,994 JPY	269
Yancoal Australia Ltd.	07/21/26	M	4.85%	Morgan Stanley & Co. LLC	15,432 AUD	(685)
Yankuang Energy Group Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	126,800 HKD	(2,079)
Yara International ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	1,381,451 NOK	332
Yelp, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	27,349 USD	2,394
YETI Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	347,642 USD	(78)
Yoshinoya Holdings Co., Ltd.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	301,800 JPY	70
Yubico AB	07/21/26	M	2.26%	Morgan Stanley & Co. LLC	182,537 SEK	1,175
Yum China Holdings, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	115,360 HKD	(418)
Yum China Holdings, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	50,618 USD	(797)
Yum China Holdings, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	369,949 USD	(5,879)
Yum! Brands, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	154,923 USD	(18)
Zaptec ASA	07/21/26	M	4.78%	Morgan Stanley & Co. LLC	48,278 NOK	45
Zealand Pharma A/S	07/21/26	M	2.56%	Morgan Stanley & Co. LLC	1,227,347 DKK	4,413
Zebra Technologies Corp.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	289,177 USD	20,680
Zehnder Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	11,896 CHF	(447)
Zeon Corp.	07/21/26	M	1.48%	Morgan Stanley & Co. LLC	2,127,600 JPY	70
Zeta Global Holdings Corp.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	13,245 USD	137
Zhejiang Leapmotor Technology Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	114,510 HKD	(36)
Zhejiang Sanhua Intelligent Controls Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	80,100 HKD	(18)
ZhongAn Online P&C Insurance Co., Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	233,910 HKD	(3,299)
Zhongsheng Group Holdings Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	315,495 HKD	(2,128)
Zigup PLC	07/21/26	M	4.23%	Morgan Stanley & Co. LLC	40,611 GBP	(1,471)
Zillow Group, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	23,884 USD	953
Zions Bancorp NA	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	76,181 USD	2,349
Zoetis, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	19,610 USD	7
Zoom Communications, Inc.	07/21/26	M	3.93%	Morgan Stanley Capital Services LLC	474,369 USD	1,889
ZTO Express Cayman, Inc.	07/21/26	M	3.83%	Morgan Stanley & Co. LLC	9,848 USD	66
Zurich Insurance Group AG	07/21/26	M	0.46%	Morgan Stanley & Co. LLC	347,015 CHF	9,868

Total Buys						$12,638,534

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sells
10X Genomics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(27,110) USD	$(4,444)
3i Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(60,857) GBP	(7,865)
4imprint Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,546) GBP	11
5N Plus, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(10,380) CAD	(398)
Aalberts NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(138,642) EUR	7,953
AAON, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(44,388) USD	3,032
AAR Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(92,116) USD	(5,934)
Abbott Laboratories	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(350,869) USD	1,792
Abivax SA	07/21/26	M	0.57%	Morgan Stanley & Co. LLC	(164,980) EUR	(65,250)
ABM Industries, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(124,519) USD	(1,079)
Acadia Healthcare Co., Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(20,119) USD	(3,417)
Accelleron Industries AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(8,428) CHF	360
Accenture PLC	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(125,761) USD	(670)
Acciona SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(484,618) EUR	13,852
Accor SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(205,002) EUR	(7,008)
ACI Worldwide, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(222,394) USD	(1,597)
ACM Research, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(988,217) USD	(13,326)
ACM Research, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(40,236) USD	(9,251)
Acuren Corp.	07/21/26	M	2.70%	Morgan Stanley & Co. LLC	(7,610) USD	(19)
Acushnet Holdings Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(125,826) USD	(883)
ACV Auctions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,995) USD	(1,673)
AddLife AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(111,200) SEK	(513)
Addnode Group AB	07/21/26	M	1.42%	Morgan Stanley & Co. LLC	(226,837) SEK	141
AddTech AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(467,601) SEK	(1,984)
Adeia, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(525,742) USD	(974)
Adesso SE	07/21/26	M	2.94%	Morgan Stanley & Co. LLC	(2,509) EUR	34
ADMA Biologics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,256) USD	519
ADT, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,088,241) USD	(14,738)
Adtalem Global Education, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(241,469) USD	(3,898)
Advance Auto Parts, Inc.	07/21/26	M	3.05%	Morgan Stanley Capital Services LLC	(226,412) USD	429
Advanced Micro Devices, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(756,870) USD	(4,703)
Adyen NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(1,332,701) EUR	88,363
Aena SME SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(364,908) EUR	(1,720)
Aeroports de Paris SA	07/21/26	M	0.06%	Morgan Stanley & Co. LLC	(197,155) EUR	(5,529)
AeroVironment, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(264,040) USD	(24,172)
Aeva Technologies, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(418,582) USD	(68,768)
Aevex Corp.	07/21/26	M	2.05%	Morgan Stanley Capital Services LLC	(942,981) USD	(120,466)
AFRY AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(192,687) SEK	933
AGCO Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(503,071) USD	(25,524)
Ageas SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(261,727) EUR	(4,832)
AGI, Inc.	07/21/26	M	1.45%	Morgan Stanley Capital Services LLC	(264,239) USD	1,479
Agilent Technologies, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(219,334) USD	(10,994)
AgomAb Therapeutics NV	07/21/26	M	7.70%	Morgan Stanley Capital Services LLC	(246,655) USD	17,363
Air France-KLM	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(122,982) EUR	(13,435)
Air Liquide SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(754,764) EUR	(39,620)
Air Products & Chemicals, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(373,485) USD	853
Airbnb, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(270,168) USD	(7,589)
Airbus SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(903,442) EUR	(28,345)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Airtel Africa PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(175,648) GBP	$14,319
Ajinomoto Co., Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(33,194,236) JPY	3,628
Akamai Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(72,685) USD	1,523
Aker ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(209,072) NOK	362
Aker BP ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(6,591,916) NOK	25,859
Akeso, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(1,741,950) HKD	(14,348)
Aktis Oncology, Inc.	07/21/26	M	2.70%	Morgan Stanley Capital Services LLC	(129,977) USD	(6,742)
Akzo	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(56,937) EUR	1,266
AL Sydbank	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(1,027,824) DKK	(3,845)
Alamar Biosciences, Inc.	07/21/26	M	1.40%	Morgan Stanley Capital Services LLC	(688,668) USD	(854)
Alamo Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,869) USD	(488)
Alfa Laval AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,359,005) SEK	(7,743)
Alibaba Group Holding Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(884,940) HKD	9,733
Alibaba Health Information Technology Ltd.	07/21/26	M	1.25%	Morgan Stanley & Co. LLC	(544,480) HKD	3,899
Alignment Healthcare, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,978) USD	(3,903)
Alimak Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(168,704) SEK	(399)
Alimentation Couche-Tard, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(131,781) CAD	(9,195)
Alkami Technology, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(229,048) USD	(55,417)
Alkami Technology, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(66,224) USD	(16,023)
Allegiant Travel Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(89,918) USD	(13,570)
Allegion PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(97,543) USD	(7,122)
Alliance Laundry Holdings, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,344,770) USD	(5,284)
Allstate Corp. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(212,545) USD	(14,688)
Alm Brand AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(116,388) DKK	(336)
Almonty Industries, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,876) USD	2,012
Alphabet, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(11,780,277) USD	(348,146)
Alphabet, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(9,937,214) USD	(255,297)
Alphabet, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(229,040) USD	(5,037)
Alphatec Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(16,965) USD	(188)
ALS Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(133,540) AUD	(148)
ALSO Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(22,482) CHF	(1,056)
Alstom SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(379,989) EUR	24,020
Altarea SCA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(20,920) EUR	(107)
Alten SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(34,435) EUR	1,366
Altria Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(102,315) USD	937
Alumis, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(249,343) USD	(2,003)
Alzchem Group AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(29,970) EUR	2,088
Amadeus IT Group SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(381,831) EUR	2,728
Ambarella, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(21,920) USD	(4,678)
Ambu AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(411,475) DKK	1,988
Amcor PLC	07/21/26	M	3.85%	Morgan Stanley & Co. LLC	(135,708) AUD	(5,937)
Amentum Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(69,961) USD	1,296
Amer Sports, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,299,761) USD	2,837
America Movil SAB de CV	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(243,405) USD	840
American Airlines Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(869,310) USD	(89,864)
American Electric Power Co., Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(9,887,951) USD	62,257
American Express Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(651,514) USD	(294)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
American Healthcare REIT, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,512) USD	$(8,413)
American International Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(663,350) USD	15,982
American Superconductor Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(44,736) USD	3,765
Americas Gold & Silver Corp.	07/21/26	M	1.42%	Morgan Stanley & Co. LLC	(53,997) CAD	4,325
Americold Realty Trust, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(405,954) USD	(50,853)
Americold Realty Trust, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(28,792) USD	(3,607)
Ameriprise Financial, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(651,017) USD	17,470
AMETEK, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(211,356) USD	(341)
Amgen, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(331,276) USD	(16,721)
Amkor Technology, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,111,136) USD	(83,677)
Amneal Pharmaceuticals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(57,432) USD	(4,278)
AMP Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(24,008) AUD	(104)
Amplifon SpA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(100,109) EUR	5,653
Ampol Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(55,428) AUD	710
Amprius Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(21,065) USD	2,409
Amrize Ltd.	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(301,467) CHF	10,418
ams-OSRAM AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(70,657) CHF	9,024
Analog Devices, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,267,836) USD	137,490
Analog Devices, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(418,306) USD	45,363
Andersen Group, Inc.	07/21/26	M	2.55%	Morgan Stanley Capital Services LLC	(7,017,848) USD	18,412
Andersons, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,268) USD	79
Anglogold Ashanti PLC	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(991,926) USD	60,316
Anglogold Ashanti PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(147,712) USD	9,147
Anheuser-Busch InBev SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(1,020,379) EUR	(24,314)
Anhui Conch Cement Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(185,220) HKD	1,120
ANI Pharmaceuticals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,108) USD	(713)
Annaly Capital Management, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(192,836) USD	(1,740)
ANTA Sports Products Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(542,100) HKD	(1,857)
Anteris Technologies Global Corp.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(41,889) USD	105
Antero Midstream Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(743,774) USD	(30,636)
Antero Midstream Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(61,613) USD	(2,314)
Anycolor, Inc.	07/21/26	M	0.77%	Morgan Stanley & Co. LLC	(1,258,200) JPY	(571)
ANZ Group Holdings Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(38,775) AUD	1
Aon PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(81,762) USD	(3,151)
Aperam SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(42,793) EUR	4,442
API Group Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(618,770) USD	6,220
API Group Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(116,074) USD	797
Apogee Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,250,578) USD	(1,718)
Apollo Global Management, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,183,375) USD	147,216
Appfolio, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(669,346) USD	(74,037)
Appfolio, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(103,022) USD	(10,827)
Appier Group, Inc.	07/21/26	M	0.10%	Morgan Stanley & Co. LLC	(3,588,000) JPY	(1,006)
Apple, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(205,587) USD	(727)
Applied Aerospace & Defense, Inc.	07/21/26	M	1.05%	Morgan Stanley Capital Services LLC	(2,421,552) USD	(114,728)
Applied Digital Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(211,943) USD	37,043
AppLovin Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(442,635) USD	(43,227)
Aptiv PLC	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(441,811) USD	15,221
Arcadis NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(53,841) EUR	482
ArcBest Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,027) USD	128

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ArcelorMittal SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(316,960) EUR	$17,826
ArcelorMittal SA	07/21/26	M	2.85%	Morgan Stanley Capital Services LLC	(849,047) USD	66
Archer Aviation, Inc.	07/21/26	M	3.21%	Morgan Stanley Capital Services LLC	(607,146) USD	5,174
Archrock, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(21,782) USD	(1,504)
Arcus Biosciences, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(20,613) USD	(2,725)
Arcutis Biotherapeutics, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(80,537) USD	94
Arcutis Biotherapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,131) USD	134
ARE Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,499,500) JPY	3,220
Ares Management Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,885) USD	2,189
Argan, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(817,650) USD	(8,849)
Aris Mining Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(10,513) CAD	687
Arista Networks, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(514,079) USD	13,783
Arista Networks, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(210,170) USD	5,635
Aristocrat Leisure Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(54,929) AUD	(3,118)
ARM Holdings plc	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(640,936) USD	83,552
ARM Holdings plc	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(642,640) USD	67,173
Arrow Electronics, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(877,325) USD	80,025
Arrowhead Pharmaceuticals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(192,946) USD	1,153
Artisan Partners Asset Management, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,231) USD	90
Artiva Biotherapeutics, Inc.	07/21/26	M	2.20%	Morgan Stanley Capital Services LLC	(279,924) USD	(8,128)
Arxis, Inc.	07/21/26	M	2.05%	Morgan Stanley Capital Services LLC	(3,825,455) USD	(89,294)
Aryzta AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(58,310) CHF	(1,800)
Asana, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,531) USD	(1,094)
Asbury Automotive Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(93,980) USD	(2,338)
Asia Cement Corp.	07/21/26	M	4.90%	Morgan Stanley & Co. LLC	(72,700) TWD	76
Asia Vital Components Co., Ltd.	07/21/26	M	0.02%	Morgan Stanley & Co. LLC	(2,512,308) TWD	(2,027)
Asia Vital Components Co., Ltd.	07/21/26	M	2.01%	Morgan Stanley Capital Services LLC	(37,471) USD	(1,367)
Asker Healthcare Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(736,540) SEK	(9,494)
ASM International NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(319,384) EUR	24,534
Asmodee Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(379,238) SEK	(2,539)
ASP Isotopes, Inc.	07/21/26	M	2.00%	Morgan Stanley & Co. LLC	(19,714) USD	2,870
ASR Nederland NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(116,609) EUR	1,681
Assa Abloy AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(6,226,249) SEK	(10,826)
Associated Banc-Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(16,629) USD	(787)
AST SpaceMobile, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(221,280) USD	(52,853)
Astera Labs, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(447,134) USD	(44,097)
Astrana Health, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(180,926) USD	(31,167)
AstraZeneca PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(892,689) GBP	(69,984)
Asustek Computer, Inc.	07/21/26	M	4.90%	Morgan Stanley & Co. LLC	(1,576,000) TWD	5,087
ASX Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(93,689) AUD	(1,523)
AT&T, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(377,114) USD	23,890
AT&T, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(25,393) USD	1,609
Atea ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(300,401) NOK	(476)
ATI, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(373,893) USD	12,806
AtkinsRealis Group, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(223,226) CAD	6,854
Atkore, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,768) USD	993

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Atlantic Union Bankshares Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(63,035) USD	$(4,280)
Atlas Copco AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(888,149) SEK	(344)
Atlas Energy Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(82,482) USD	(651)
ATS Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(12,876) CAD	(347)
Auction Technology Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,021) GBP	(715)
Aura Minerals, Inc.	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(22,449) USD	795
Auto1 Group SE	07/21/26	M	0.93%	Morgan Stanley & Co. LLC	(363,907) EUR	19,754
Autodesk, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(320,286) USD	(1,479)
Autoliv, Inc.	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,305,118) SEK	1,156
Automatic Data Processing, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(379,344) USD	(923)
AutoStore Holdings Ltd.	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(439,196) NOK	70
AutoZone, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(104,875) USD	(591)
AutoZone, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(238,874) USD	(19,997)
Avalyn Pharma, Inc.	07/21/26	M	2.45%	Morgan Stanley Capital Services LLC	(392,430) USD	(26,543)
Avantor, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(557,073) USD	(32,769)
Avantor, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(35,329) USD	(1,984)
Avanza Bank Holding AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,026,180) SEK	(491)
AviChina Industry & Technology Co., Ltd.	07/21/26	M	3.82%	Morgan Stanley & Co. LLC	(84,970) HKD	122
Avio SpA	07/21/26	M	0.06%	Morgan Stanley & Co. LLC	(15,814) EUR	718
Avis Budget Group, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	(187,425) USD	37,525
Avolta AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(104,082) CHF	(5,936)
Axfood AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(864,950) SEK	(662)
Axogen, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(33,218) USD	(916)
Axon Enterprise, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(428,415) USD	(8,300)
Axon Enterprise, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(314,493) USD	(115,495)
Axos Financial, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(62,584) USD	(6,271)
Axsome Therapeutics, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(240,376) USD	1,481
Ayvens SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(271,776) EUR	10,202
Azbil Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(1,184,050) JPY	(173)
Azelis Group NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(155,954) EUR	8,379
AZZ, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(35,446) USD	715
B2Gold Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(420,487) USD	115
B3 SA—Brasil Bolsa Balcao	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(801,694) BRL	1,796
Bachem Holding AG	07/21/26	M	0.91%	Morgan Stanley & Co. LLC	(50,242) CHF	(8,110)
Baidu, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(2,277,265) HKD	(8,721)
Baidu, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(21,010,865) USD	(197,131)
Baidu, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,699) USD	(130)
Baldwin Insurance Group, Inc. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(66,515) USD	(8,654)
Baltic Classifieds Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,759) GBP	208
Banca Generali SpA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(16,244) EUR	269
Banca Mediolanum SpA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(7,406) EUR	163
Banco Bilbao Vizcaya Argentaria SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(383,757) EUR	(5,739)
Banco Comercial Portugues SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(76,136) EUR	1,161
Banco Santander SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(173,947) EUR	(2,478)
Banco Santander SA	07/21/26	M	2.99%	Morgan Stanley Capital Services LLC	(717,376) USD	(4,709)
Bank of NT Butterfield & Son Ltd. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(273,257) USD	925

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Banque Cantonale Vaudoise	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(110,269) CHF	$(1,439)
Barclays PLC	07/21/26	M	3.43%	Morgan Stanley Capital Services LLC	(521) GBP	15
Barratt Redrow PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(248,604) GBP	(18,393)
Barry Callebaut AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(256,056) CHF	3,006
Baxter International, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(424,535) USD	1,141
Baxter International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,203) USD	(1,453)
Bayer AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(85,561) EUR	(26,195)
Bayerische Motoren Werke AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(467,816) EUR	30,213
BBB Foods, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,315,504) USD	(4,223)
Beam Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,029) USD	750
Bechtle AG	07/21/26	M	1.43%	Morgan Stanley & Co. LLC	(87,924) EUR	(3,353)
Becton Dickinson & Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(814,966) USD	(52,306)
Becton Dickinson & Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(839,617) USD	(63,370)
Beijer Alma AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(113,190) SEK	(125)
Beijer Ref AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,283,071) SEK	(11,753)
Bel Fuse, Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(1,724,687) USD	(116,691)
Belimo Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(160,961) CHF	4,692
Belite Bio, Inc.	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(25,737) USD	(1,210)
Bellevue Gold Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(20,138) AUD	2,087
Bellway PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(119,772) GBP	(2,849)
Bentley Systems, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(921,819) USD	(32,569)
Bentley Systems, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(27,226) USD	(1,080)
BeOne Medicines Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(435,240) HKD	(3,354)
BeOne Medicines Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,211) USD	(882)
Berkeley Group Holdings PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,489) GBP	(69)
Berkshire Hathaway, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(211,600) USD	(1,566)
Berner Kantonalbank AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(16,732) CHF	(1,600)
Best Buy Co., Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(195,498) USD	334
Beta Technologies, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(837,886) USD	(14,806)
Beta Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,861) USD	(315)
Betsson AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(962,384) SEK	2,503
BHG Group AB	07/21/26	M	0.01%	Morgan Stanley & Co. LLC	(34,539) SEK	(331)
BHP Group Ltd.	07/21/26	M	1.45%	Morgan Stanley & Co. LLC	(98,021) USD	2,632
BHP Group Ltd.	07/21/26	M	1.45%	Morgan Stanley Capital Services LLC	(1,117,113) USD	32,167
BHP Group Ltd.	07/21/26	M	2.85%	Morgan Stanley & Co. LLC	(101,187) GBP	5,499
Bicara Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(296,143) USD	(18,749)
Big Yellow Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(65,725) GBP	(2,929)
BigBear.ai Holdings, Inc.	07/21/26	M	1.62%	Morgan Stanley & Co. LLC	(17,645) USD	106
Bilibili, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(973,284) HKD	(809)
Bilibili, Inc.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	(22,458) USD	(362)
Billiontoone, Inc.	07/21/26	M	3.10%	Morgan Stanley Capital Services LLC	(498,818) USD	(10,137)
BioAge Labs, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(202,819) USD	(5,124)
Biogen, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(62,310) USD	(5,101)
BioNTech SE	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(45,997) USD	(1,459)
Bio-Rad Laboratories, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(640,650) USD	(28,488)
Bio-Rad Laboratories, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,553) USD	(825)
Bizlink Holding, Inc.	07/21/26	M	0.90%	Morgan Stanley & Co. LLC	(5,970,000) TWD	3,562
BKV Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(428,304) USD	(1,440)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BKV Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,382) USD	$(577)
Black Rock Coffee Bar, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(134,697) USD	(5,976)
Blackrock, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,847,907) USD	158,446
BlackSky Technology, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(28,483) USD	619
Bloomin’ Brands, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,318) USD	(1,781)
Blue Owl Capital Corp.	07/21/26	M	3.15%	Morgan Stanley & Co. LLC	(12,862) USD	(95)
Blue Owl Capital, Inc.	07/21/26	M	2.95%	Morgan Stanley & Co. LLC	(72,380) USD	2,958
BlueScope Steel Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(51,422) AUD	1,651
BMF U.S. Dollar	07/21/26	M	0.00%	Morgan Stanley & Co. LLC	(5,797,031) BRL	4,375
Bob’s Discount Furniture, Inc.	07/21/26	M	2.65%	Morgan Stanley Capital Services LLC	(897,644) USD	16,960
Bodycote PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,710) GBP	908
Boeing Co., (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,518,717) USD	(8,767)
Boliden AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,824,945) SEK	10,123
Bombardier, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(40,011) CAD	(1,029)
Booking Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(957,593) USD	6,861
Booz Allen Hamilton Holding Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(192,840) USD	8,100
Booz Allen Hamilton Holding Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(28,119) USD	1,181
BorgWarner, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(626,392) USD	51,434
Borr Drilling Ltd.	07/21/26	M	3.42%	Morgan Stanley & Co. LLC	(4,483) USD	205
Borregaard ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(91,136) NOK	(262)
Bosideng International Holdings Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(215,600) HKD	(3,155)
Boyd Gaming Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(87,041) USD	(1,996)
Bravida Holding AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,217,099) SEK	1,837
Braze, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,341) USD	(2,884)
Breedon Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,024) GBP	214
Brenntag SE	07/21/26	M	1.39%	Morgan Stanley & Co. LLC	(117,637) EUR	1,305
Bridgebio Pharma, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,035) USD	(4,198)
Bridgepoint Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(83,693) GBP	(10,171)
Bright Horizons Family Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(101,408) USD	(10,866)
Bright Minds Biosciences, Inc.	07/21/26	M	1.80%	Morgan Stanley Capital Services LLC	(3,103,358) USD	(22,999)
BrightSpring Health Services, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(11,763,617) USD	(70,494)
BrightSpring Health Services, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(283,450) USD	(10,714)
Brinker International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(324,808) USD	(6,992)
British American Tobacco PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(39,036) GBP	(2,554)
Brixmor Property Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(57,153) USD	(642)
Broadcom, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(579,110) USD	(2,247)
Broadcom, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(835,108) USD	27,856
Broadridge Financial Solutions, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(118,346) USD	(938)
Brookfield Business Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(525,887) USD	(637)
Brookfield Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(61,645) CAD	1,397
Brown-Forman Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(130,793) USD	2,927
Bruker Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(639,920) USD	(41,318)
Bruker Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(103,280) USD	(6,669)
BT Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(463,836) GBP	7,206
Bucher Industries AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(48,271) CHF	(470)
Budweiser Brewing Co., APAC Ltd.	07/21/26	M	1.37%	Morgan Stanley & Co. LLC	(112,404) HKD	754
Build-A-Bear Workshop, Inc.	07/21/26	M	3.15%	Morgan Stanley & Co. LLC	(27,329) USD	943
Builders FirstSource, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(66,804) USD	500

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bullish	07/21/26	M	2.80%	Morgan Stanley & Co. LLC	(64,180) USD	$4,246
Bunge Global SA	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(182,029) USD	7,632
Bure Equity AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(175,952) SEK	(596)
Burkhalter Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(13,642) CHF	311
Burlington Stores, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(181,931) USD	404
Butterfly Network, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(492,894) USD	1,705
Buzzi SpA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(112,418) EUR	4,747
BWX Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,570) USD	1,796
BYD Co., Ltd.	07/21/26	M	2.30%	Morgan Stanley Capital Services LLC	(1,535,660) HKD	14,191
BYD Electronic International Co., Ltd.	07/21/26	M	1.00%	Morgan Stanley & Co. LLC	(362,560) HKD	3,228
C&A MODAS SA	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(16,839) BRL	(320)
Cabot Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,809) USD	(5)
CACI International, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(735,702) USD	(4,587)
CACI International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(75,553) USD	(2,275)
Cactus, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(60,455) USD	3,334
Cadeler AS	07/21/26	M	2.66%	Morgan Stanley & Co. LLC	(466,766) NOK	348
Cadence Design Systems, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(211,210) USD	(846)
Cadence Design Systems, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(339,632) USD	11,978
CAE, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(132,629) CAD	(551)
Caesars Entertainment, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(2,143,999) USD	(65,147)
California Resources Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(73,555) USD	2,603
Cal-Maine Foods, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(323,936) USD	(3,057)
Cal-Maine Foods, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(224,993) USD	(13,465)
Calumet, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,550) USD	(949)
Cameco Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(84,585) USD	4,116
Campbell’s Co. (The)	07/21/26	M	9.60%	Morgan Stanley & Co. LLC	(32,395) USD	(2,970)
Camping World Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(49,135) USD	(1,872)
Camtek Ltd.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	(68,306) USD	11,377
Canadian Pacific Kansas City Ltd.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(370,722) CAD	(3,643)
Capcom Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(19,792,650) JPY	(5,198)
Capita PLC	07/21/26	M	1.60%	Morgan Stanley & Co. LLC	(32,130) GBP	4,387
Capital One Financial Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(957,544) USD	988
Capri Holdings Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(120,699) USD	1,907
Capri Holdings Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,632) USD	1,035
Capricor Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(128,933) USD	26,786
CAR Group Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(133,533) AUD	3,607
Card Factory PLC	07/21/26	M	2.94%	Morgan Stanley & Co. LLC	(12,097) GBP	(963)
Cardinal Health, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(414,965) USD	(27,610)
Cardinal Health, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(422,538) USD	(28,114)
CareTrust REIT, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(339,697) USD	(25,914)
Carlsberg AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(1,770,159) DKK	(673)
CarMax, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(537,962) USD	(5,271)
Carrefour SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(58,513) EUR	(478)
Carrier Global Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(149,045) USD	(2,569)
CARsgen Therapeutics Holdings Ltd.	07/21/26	M	0.37%	Morgan Stanley & Co. LLC	(126,150) HKD	2,448
Carvana Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(673,234) USD	8,583
Casella Waste Systems, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(54,297) USD	(7,279)
Casey’s General Stores, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(163,007) USD	7,228
Castellum AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(954,687) SEK	(6,352)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Catena AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(509,839) SEK	$(1,399)
Caterpillar, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(588,833) USD	(24,549)
Cathay Pacific Airways Ltd.	07/21/26	M	0.09%	Morgan Stanley & Co. LLC	(286,560) HKD	(3,315)
Cava Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(552,561) USD	7,047
Cava Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,287) USD	127
Cboe Global Markets, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(128,246) USD	6,668
CBRE Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(318,240) USD	237
CCC Intelligent Solutions Holdings, Inc.	07/21/26	M	3.42%	Morgan Stanley & Co. LLC	(77,984) USD	(15,815)
CCL Industries, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(108,068) CAD	(2,433)
CDW Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(864,140) USD	3,142
CDW Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,938) USD	(3,721)
CECO Environmental Corp.	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(49,835) USD	4,465
Celldex Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(304,500) USD	(11,190)
Cellebrite DI Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(27,299) USD	(4,792)
Celsys, Inc.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(176,100) JPY	(80)
Cembra Money Bank AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(23,351) CHF	338
Cembre SpA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(4,235) EUR	212
Cementir Holding NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(8,581) EUR	255
Cencora, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,442) USD	(105)
Centene Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,219,209) USD	(5,793)
CenterPoint Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(57,910) USD	(1,236)
Central BanCo, Inc.	07/21/26	M	1.10%	Morgan Stanley Capital Services LLC	(508,423) USD	(7,095)
Centrus Energy Corp.	07/21/26	M	2.80%	Morgan Stanley & Co. LLC	(41,328) USD	3,557
Centuri Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(59,479) USD	1,176
Century Aluminum Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(432,860) USD	4,645
Century Aluminum Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,366) USD	1,376
Century Communities, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(179,932) USD	710
Cerebras Systems, Inc.	07/21/26	M	2.80%	Morgan Stanley Capital Services LLC	(20,279,408) USD	(225,414)
Certara, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,264) USD	(3,912)
CG oncology, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(58,896) USD	(4,267)
CGN Mining Co., Ltd.	07/21/26	M	0.00%	Morgan Stanley & Co. LLC	(599,850) HKD	9,029
CH Robinson Worldwide, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(53,689) USD	(364)
Challenger Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(17,838) AUD	(61)
Champion Homes, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(409,668) USD	(30,844)
Charles River Laboratories International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(215,693) USD	(53,733)
Charles Schwab Corp. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(339,499) USD	(885)
Charter Communications, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(282,967) USD	(37,574)
Cheesecake Factory, Inc. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(165,674) USD	231
Cheesecake Factory, Inc. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(93,593) USD	(3,127)
Chefs’ Warehouse, Inc. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(444,858) USD	1,356
Chefs’ Warehouse, Inc. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(34,702) USD	(855)
Chemring Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,706) GBP	(805)
Chenbro Micom Co., Ltd.	07/21/26	M	3.90%	Morgan Stanley & Co. LLC	(1,370,000) TWD	2,098
Chesapeake Utilities Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,519) USD	(259)
Chesnara PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,071) GBP	250

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chewy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(20,899) USD	$(1,482)
Chiba Bank Ltd. (The)	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(13,132,600) JPY	1,110
Chime Financial, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(508,834) USD	(12,444)
China Airlines Ltd.	07/21/26	M	3.52%	Morgan Stanley & Co. LLC	(239,800) TWD	(701)
China Conch Venture Holdings Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(39,160) HKD	(571)
China Eastern Airlines Corp Ltd.	07/21/26	M	1.88%	Morgan Stanley & Co. LLC	(102,600) HKD	954
China Feihe Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(81,760) HKD	404
China Galaxy Securities Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(307,230) HKD	2,877
China Gold International Resources Corp., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(230,140) HKD	3,952
China International Capital Corp. Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(703,728) HKD	2,543
China National Building Material Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(563,496) HKD	4,806
China Overseas Land & Investment Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(582,024) HKD	5,530
China Railway Group Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(592,350) HKD	5,660
China Resources Land Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(1,730,490) HKD	7,426
China Resources Mixc Lifestyle
Services Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(584,896) HKD	3,298
China Resources Power Holdings Co., Ltd.	07/21/26	M	1.82%	Morgan Stanley & Co. LLC	(109,320) HKD	970
China Southern Airlines Co., Ltd.	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(100,001) HKD	601
Chipotle Mexican Grill, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(212,681) USD	(24,095)
Choice Hotels International, Inc.	07/21/26	M	2.65%	Morgan Stanley & Co. LLC	(98,675) USD	(348)
Chord Energy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(107,675) USD	8,691
Chow Tai Fook Jewellery Group Ltd.	07/21/26	M	1.60%	Morgan Stanley & Co. LLC	(329,238) HKD	4,301
Christian Dior SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(87,862) EUR	(762)
Chuangxin Industries Holdings Ltd.	07/21/26	M	1.50%	Morgan Stanley & Co. LLC	(147,240) HKD	2,933
Chubb Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,146,944) USD	(53,142)
Chubu Electric Power Co., Inc.	07/21/26	M	0.93%	Morgan Stanley & Co. LLC	(596,941) JPY	(108)
Chugai Pharmaceutical Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(3,008,800) JPY	28
Church & Dwight Co., Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(208,698) USD	1,084
Church & Dwight Co., Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(114,669) USD	(3,524)
Churchill Downs, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(177,007) USD	(6,755)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(556,749) BRL	(6,685)
Cia De Saneamento do Parana Sanepar	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(47,052) BRL	256
Cicor Technologies Ltd.	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(4,026) CHF	(18)
Cie de Saint-Gobain SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(812,474) EUR	(15,036)
Cie des Alpes	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(9,422) EUR	174
Cipher Digital, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,044,641) USD	135,128
Cipher Digital, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(434,256) USD	56,172
Circle Internet Group, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,195,407) USD	165,895
Circle Internet Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(350,265) USD	68,743
Cirrus Logic, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(57,764) USD	(312)
Cirsa Enterprises SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(31,407) EUR	568
Cisco Systems, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,787,220) USD	59,853
Cisco Systems, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,003,959) USD	33,622
CITIC Securities Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(241,060) HKD	1,063

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,756,052) USD	$68,834
CK Asset Holdings Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(134,160) HKD	158
CK Hutchison Holdings Ltd.	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	(274,000) HKD	1,034
CK Infrastructure Holdings Ltd.	07/21/26	M	2.19%	Morgan Stanley & Co. LLC	(175,322) HKD	(518)
CKD Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(3,272,000) JPY	1,312
Clariane SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(34,163) EUR	265
Clariant AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(27,900) CHF	2,088
Clean Harbors, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,757) USD	(479)
Cleanaway Waste Management Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(22,873) AUD	124
Clear Secure, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(256,244) USD	(671)
Clearway Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(35,031) USD	2,731
Clorox Co. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(74,373) USD	(1,215)
Cloudflare, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(291,319) USD	(35,885)
Cloudflare, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(392,864) USD	(48,149)
CLP Holdings Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(72,700) HKD	(77)
CMB Tech NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(68,706) EUR	4,758
CMC Markets PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,221) GBP	(35)
CMS Energy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,495) USD	5
CNH Industrial NV	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(296,307) USD	(24,264)
Coats Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(41,858) GBP	(339)
Coca-Cola Bottlers Japan Holdings, Inc.	07/21/26	M	0.58%	Goldman Sachs & Co.	(126,621,200) JPY	(55,308)
Coca-Cola Consolidated, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,450) USD	(769)
Coca-Cola Europacific Partners PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(94,071) USD	(2,997)
Cochlear Ltd.	07/21/26	M	4.05%	Morgan Stanley & Co. LLC	(33,097) AUD	(520)
Codan Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(81,909) AUD	(2,401)
Coeur Mining, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(262,427) USD	12,731
Cogent Biosciences, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(227,765) USD	(2,074)
Cogent Communications Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,726) USD	1,268
Cognizant Technology Solutions Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(202,052) USD	(5,037)
Coherent Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(166,363) USD	12,125
Coinbase Global, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(492,212) USD	55,689
Coles Group Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(340,189) AUD	(6,208)
Colgate-Palmolive Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(324,621) USD	(11,020)
Colliers International Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,140) USD	(426)
Colonial SFL Socimi SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(84,124) EUR	(288)
Coloplast AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(1,624,324) DKK	1,408
Columbia Banking System, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(366,302) USD	1,189
Columbia Banking System, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(56,245) USD	(2,150)
Columbia Sportswear Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(79,018) USD	(483)
Comcast Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(330,224) USD	(32,993)
Comet Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(76,475) CHF	5,886
Comfort Systems USA, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(59,929) USD	2,452
Commercial Metals Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(194,665) USD	2,148
Commercial Metals Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(42,079) USD	6,061
Commonwealth Bank of Australia	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(73,371) AUD	(371)
Commonwealth Bank of Australia	07/21/26	M	4.10%	Morgan Stanley Capital Services LLC	(557,882) AUD	(2,824)
Compass Pathways Plc	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(733,580) USD	13,246

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Compass, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(171,590) USD	$(44,740)
Comstock Resources, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(61,883) USD	(6,763)
Concentra Group Holdings Parent, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,034) USD	(798)
Concentrix Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,110) USD	1,090
CONMED Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,766) USD	(16)
ConocoPhillips	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,103,930) USD	4,034
ConocoPhillips	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,670) USD	146
Constellation Brands, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(369,483) USD	6,319
Constellation Energy Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(172,149) USD	3,754
Constellation Energy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(324,850) USD	32,022
Construcciones y Auxiliar de Ferrocarriles SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(3,460) EUR	(42)
Construction Partners, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(458,829) USD	2,159
Construction Partners, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(106,341) USD	6,930
Contemporary Amperex Technology Co., Ltd.	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(519,400) HKD	3,171
Convatec Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(137,651) GBP	(6,686)
Cooper Cos., Inc. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(122,991) USD	(207)
Coor Service Management Holding AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(125,846) SEK	(13)
Corcept Therapeutics, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,100,020) USD	3,407
Core & Main, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(71,962) USD	(1,523)
Core Natural Resources, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,113) USD	825
Corebridge Financial, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,937,396) USD	(5,894)
CoreCivic, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(187,447) USD	(4,615)
Corem Property Group AB	07/21/26	M	1.01%	Morgan Stanley & Co. LLC	(143,230) SEK	1,201
CoreWeave, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(478,517) USD	44,622
Corning, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(455,961) USD	(99,089)
Corpay, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(327,111) USD	(6,492)
Corpay, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(278,083) USD	11,134
Corteva, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(279,480) USD	(20,662)
Corvus Pharmaceuticals, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(118,129) USD	(8,622)
Corvus Pharmaceuticals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(15,147) USD	(2,870)
CoStar Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(135,234) USD	714
Costco Wholesale Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(170,966) USD	710
Costco Wholesale Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(229,275) USD	3,827
Coursera, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(34,972) USD	(2,173)
Cousins Properties, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,004) USD	(1,615)
Cracker Barrel Old Country Store, Inc.	07/21/26	M	2.60%	Morgan Stanley & Co. LLC	(17,572) USD	(2,736)
Cranswick PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,044) GBP	(160)
Credicorp Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(173,540) USD	(4,109)
Credit Saison Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(880,600) JPY	(54)
Credo Technology Group Holding Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(91,361) USD	9,232
Crescent Energy Co.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(424,869) USD	8,285
Crescent Energy Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(75,186) USD	5,003
Crocs, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(216,511) USD	1,289
Crocs, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(125,148) USD	3,181
Croda International PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(189,988) GBP	7,163
Crowdstrike Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(749,878) USD	(81,181)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Crowdstrike Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(355,831) USD	$(43,291)
Crown Castle, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(284,270) USD	25,274
Crown Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(569,981) USD	(47,489)
CSG NV	07/21/26	M	1.81%	Morgan Stanley & Co. LLC	(212,239) EUR	20,491
CSW Industrials, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(456,119) USD	(1,684)
CSW Industrials, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(107,000) USD	(1,537)
CTP NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(22,587) EUR	(709)
CTS Eventim AG & Co. KGaA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(1,586) EUR	1
CubeSmart	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,739) USD	440
Cullen/Frost Bankers, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(484,482) USD	680
Curtiss-Wright Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(397,983) USD	(7,419)
Cushman & Wakefield Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(203,390) USD	1,067
Cushman & Wakefield Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,880) USD	(1,426)
Customers Bancorp, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,514) USD	(402)
CVC Capital Partners PLC	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(486,115) EUR	12,282
CVR Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(34,457) USD	445
CVS Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,158) GBP	(30)
CVS Health Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(189,228) USD	(4,016)
Cytokinetics, Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(1,318,584) USD	(21,795)
Cytokinetics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,817) USD	(746)
Daetwyler Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(3,208) CHF	147
Daifuku Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(29,108,000) JPY	1,821
Daihen Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,835,000) JPY	2,583
Daikin Industries Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(7,171,500) JPY	(1,655)
Daimler Truck Holding AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(98,041) EUR	(3,777)
Daiwa House Industry Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(4,292,000) JPY	(700)
Daiwa Securities Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(16,747,800) JPY	850
Danaher Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(567,720) USD	(33,244)
Daqo New Energy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,614) USD	133
Darden Restaurants, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(99,725) USD	(396)
Darden Restaurants, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(459,404) USD	12,980
Darling Ingredients, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(229,739) USD	2,793
Darling Ingredients, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,322) USD	(2,117)
Dassault Systemes SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(47,480) EUR	(2,501)
Datadog, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(248,156) USD	(43,708)
Dave, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,769) USD	(2,389)
DaVita, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(246,910) USD	(1,155)
DaVita, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(171,099) USD	(10,445)
Deckers Outdoor Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(128,601) USD	1,410
Deep Yellow Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(30,232) AUD	1,878
Deere & Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(339,401) USD	(20,265)
Deere & Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,676) USD	(3,145)
Definium Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,758,229) USD	(37,758)
Delek US Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(770,349) USD	7,996
Delek US Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,761) USD	(1,366)
Delivery Hero SE	07/21/26	M	0.49%	Morgan Stanley & Co. LLC	(988,499) EUR	20,574
Delta Air Lines, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(346,000) USD	(31,169)
Demant AS	07/21/26	M	0.07%	Morgan Stanley & Co. LLC	(840,236) DKK	(6,773)
DeNA Co., Ltd.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(3,513,854) JPY	(1,069)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Denali Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(38,071) USD	$(2,644)
Denison Mines Corp	07/21/26	M	3.37%	Morgan Stanley Capital Services LLC	(393,902) USD	(2,105)
Denka Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,719,800) JPY	548
Descartes Systems Group, Inc. (The)	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(86,537) CAD	(2,496)
Deutz AG	07/21/26	M	1.43%	Morgan Stanley & Co. LLC	(42,715) EUR	5,229
Diageo PLC	07/21/26	M	2.80%	Morgan Stanley & Co. LLC	(70,756) USD	(702)
Diageo PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(550,902) GBP	364
Diamondback Energy, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(9,151,746) USD	203,313
Diamondback Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(490,721) USD	31,408
Dianthus Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,611,234) USD	(42,905)
Dianthus Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,241) USD	(1,648)
Dick’s Sporting Goods, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(114,991) USD	5,668
Diebold Nixdorf, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,857) USD	(280)
D’ieteren Group	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(94,272) EUR	(3,750)
Digi International, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(450,878) USD	(40,045)
Digital Realty Trust, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(380,468) USD	27,593
DigitalOcean Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,980) USD	442
Diodes, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(38,424) USD	4,169
Disc Medicine, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(434,652) USD	274
Disc Medicine, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(42,480) USD	(1,404)
DiscoverIE Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,561) GBP	276
Discovery Silver Corp.	07/21/26	M	1.77%	Morgan Stanley & Co. LLC	(62,964) CAD	772
Distribuidora Internacional de Alimentacion SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(9,970) EUR	(924)
DMG Mori Co., Ltd.	07/21/26	M	0.37%	Morgan Stanley & Co. LLC	(4,137,159) JPY	1,570
DNB Bank ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(2,134,200) NOK	3,809
DNOW, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(919,571) USD	47,753
DNOW, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,164) USD	2,684
Dollar Tree, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(223,663) USD	1,478
Dometic Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(45,893) SEK	459
Domino’s Pizza Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,531) GBP	758
Domino’s Pizza, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(93,084) USD	127
Domino’s Pizza, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(62,171) USD	(1,181)
Doosan Co. Ltd.	07/21/26	M	0.80%	Morgan Stanley & Co. LLC	(40,775,000) KRW	1,825
Dottikon Es Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(6,864) CHF	297
Douglas AG	07/21/26	M	0.29%	Morgan Stanley & Co. LLC	(26,850) EUR	233
doValue SpA	07/21/26	M	0.31%	Morgan Stanley & Co. LLC	(32,655) EUR	1,878
Dow, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(192,745) USD	21,472
DPC Holdings PLC	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,457,703) USD	(301)
Dr Reddy’s Laboratories Ltd.	07/21/26	M	1.40%	Morgan Stanley & Co. LLC	(10,697) USD	(446)
DraftKings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(58,123) USD	884
Driven Brands Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,021) USD	(730)
Dropbox, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(318,733) USD	(20,631)
Dropbox, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,716) USD	(1,600)
DSV AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(9,712,705) DKK	(16,499)
DT Midstream, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(629,184) USD	(7,375)
DT Midstream, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,183) USD	(143)
DTE Energy Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(46,559) USD	(980)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ducommun, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,850) USD	$(856)
Duke Energy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,388) USD	(233)
Duolingo, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(190,620) USD	18,321
Duolingo, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(64,897) USD	6,237
D-Wave Quantum, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(341,981) USD	2,474
DXP Enterprises, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,346) USD	67
Dycom Industries, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(166,612) USD	(13,378)
Dynatrace, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(72,747) USD	(6,203)
Dynavox Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(256,754) SEK	1,269
Dyne Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(125,966) USD	(5,939)
Dyne Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,182) USD	(2,066)
E.ON SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(932,662) EUR	(11,519)
EagleRock Land LLC	07/21/26	M	1.65%	Morgan Stanley Capital Services LLC	(1,191,014) USD	8,047
Eastern Bankshares, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,756) USD	(360)
EastGroup Properties, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(72,143) USD	245
Eaton Corp PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(304,835) USD	1,438
Ebara Corp.	07/21/26	M	0.77%	Morgan Stanley & Co. LLC	(9,276,184) JPY	2,223
eBay, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(445,222) USD	(4,460)
Ecopetrol SA	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	(51,512) USD	6,372
EcoRodovias Infraestrutura e Logistica SA	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(17,059) BRL	(311)
Edgewell Personal Care Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,857) USD	(523)
Edgewise Therapeutics, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(514,252) USD	7,596
Edgewise Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,527) USD	(1,078)
Edison International	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(663,980) USD	4,353
EDP Renovaveis SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(207,496) EUR	(3,394)
Edwards Lifesciences Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(75,832) USD	(4,044)
EFG International AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(51,937) CHF	1,931
Eiffage SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(463,402) EUR	3,480
Elan Microelectronics Corp.	07/21/26	M	3.52%	Morgan Stanley & Co. LLC	(178,500) TWD	(392)
Elanco Animal Health, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(37,411) USD	(1,079)
Elastic NV	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(180,012) USD	(798)
Elbit Systems Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,366) USD	398
Eldorado Gold Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,312) USD	11
Electrolux AB	07/21/26	M	0.36%	Morgan Stanley & Co. LLC	(832,832) SEK	(7,710)
Element Fleet Management Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(11,413) CAD	(332)
Element Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(107,949) USD	2,947
Elementis PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,122) GBP	78
Elevance Health, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(665,903) USD	3,821
Elevance Health, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(90,019) USD	1,845
elf Beauty, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(15,363) USD	(251)
elf Beauty, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(186,191) USD	(31,887)
Eli Lilly & Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(997,119) USD	7,590
Elia Group SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(339,184) EUR	(9,590)
Elior Group SA	07/21/26	M	3.32%	Morgan Stanley & Co. LLC	(35,972) EUR	(1,046)
Elis SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(69,952) EUR	(1,109)
Elisa OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(133,844) EUR	3,779
Elopak ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(102,552) NOK	(16)
Eloxx Pharmaceuticals, Inc.	07/21/26	M	39.80%	Morgan Stanley Capital Services LLC	(51,489) USD	(20)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
EMCOR Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(441,707) USD	$(619)
Emerson Electric Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(282,805) USD	12,109
Enbridge, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(156,059) CAD	1,091
Encompass Health Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(958,880) USD	(2,290)
Endeavour Mining PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(240,992) GBP	26,512
Endeavour Silver Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,504) USD	711
Endesa SA	07/21/26	M	1.82%	Morgan Stanley & Co. LLC	(301,773) EUR	(12,459)
Enerflex Ltd.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(15,697) CAD	532
Energean PLC	07/21/26	M	2.23%	Morgan Stanley & Co. LLC	(80,549) GBP	4,984
Energisa S/A	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(55,008) BRL	(446)
Energizer Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(41,868) USD	(519)
Energy Fuels, Inc.	07/21/26	M	1.22%	Morgan Stanley & Co. LLC	(221,519) CAD	15,503
EnerSys	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(46,588) USD	(176)
Eneva SA	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(62,412) BRL	(1,026)
Engcon AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(50,134) SEK	305
Enliven Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(595,777) USD	(7,031)
Enliven Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,170) USD	(747)
Enovis Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,545) USD	325
EnQuest PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,483) GBP	959
Ensign Group, Inc. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(169,348) USD	(570)
Entain PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(312,202) GBP	(9,289)
Entegris, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(384,192) USD	8,644
Entergy Corp.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(7,848,391) USD	52,154
Enviri Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,694) USD	(60)
EOG Resources, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,666) USD	791
Epiroc AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,099,106) SEK	8,569
ePlus, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(537,394) USD	(27,987)
EPR Properties	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(49,521) USD	38
EQT AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(4,811,960) SEK	(11,108)
Equatorial SA	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(212,045) BRL	(1,407)
Equinix, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(475,423) USD	31,365
Equinor ASA	07/21/26	M	1.85%	Morgan Stanley & Co. LLC	(82,306) USD	3,681
EquipmentShare.com, Inc.	07/21/26	M	1.10%	Morgan Stanley & Co. LLC	(9,094) USD	2,056
EquipmentShare.com, Inc.	07/21/26	M	1.10%	Morgan Stanley Capital Services LLC	(2,220,034) USD	31,129
Equity LifeStyle Properties, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(46,321) USD	(1,823)
Equity Residential	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(86,609) USD	(4,282)
Erasca, Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(560,606) USD	(30,580)
ERO Copper Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(29,682) CAD	2,531
ERock, Inc.	07/21/26	M	3.65%	Morgan Stanley Capital Services LLC	(1,299,849) USD	(45,490)
Esab Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,934) USD	1,175
ESCO Technologies, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(685,898) USD	5,771
Estee Lauder Cos., Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(303,266) USD	(2,744)
Ethos Technologies, Inc.	07/21/26	M	5.60%	Morgan Stanley Capital Services LLC	(412,265) USD	8,342
Etoro Group Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,508) USD	(975)
Etsy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(46,208) USD	(1,777)
Euronet Worldwide, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(74,883) USD	(11,116)
Europris ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(326,684) NOK	48
Eutelsat Communications SACA	07/21/26	M	0.31%	Morgan Stanley & Co. LLC	(10,125) EUR	(81)
Everpure, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(576,737) USD	(14,582)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Eversource Energy	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,754) USD	$(564)
Evolution AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(966,018) SEK	4,760
Evolution Mining Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(207,352) AUD	10,326
Evommune, Inc.	07/21/26	M	3.00%	Morgan Stanley Capital Services LLC	(379,547) USD	175,307
Evotec SE	07/21/26	M	1.82%	Morgan Stanley & Co. LLC	(27,021) EUR	(2,151)
Excelerate Energy, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(255,085) USD	438
Exchange Income Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(24,202) CAD	(8)
Exelixis, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(203,879) USD	440
EXOR NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(4,038) EUR	(59)
Exosens SAS	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(124,038) EUR	4,758
Expand Energy Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(82,780) USD	(2,574)
Expedia Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(242,850) USD	2,835
Expro Group Holdings NV	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,259) USD	(153)
Extra Space Storage, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(72,017) USD	385
Exxon Mobil Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(270,313) USD	3,572
Fabrinet	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(324,589) USD	28,935
FactSet Research Systems, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(72,145) USD	(3,782)
Faes Farma SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(6,531) EUR	(34)
Fair Isaac Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(37,089) USD	(3,534)
FANUC Corp.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(736,012) JPY	(78)
Fast Retailing Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(48,918,000) JPY	(6,549)
Fastenal Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(237,795) USD	(9,848)
Fastighets AB Balder	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(964,162) SEK	(2,724)
Fastly, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,595) USD	(219)
FB Financial Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(16,684) USD	(474)
Federal Realty Investment Trust	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(64,877) USD	(917)
Federal Signal Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(279,816) USD	(36)
Federal Signal Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,748) USD	(917)
Ferguson Enterprises, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(348,996) USD	(354)
Fervo Energy Co.	07/21/26	M	2.80%	Morgan Stanley Capital Services LLC	(7,922,072) USD	328,469
Fidelity National Financial, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,431) USD	(30)
Fifth Third Bancorp	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(546,500) USD	(28,135)
Figs, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(82,461) USD	6,872
Figure Technology Solutions, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(942,812) USD	(99,424)
Figure Technology Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(113,771) USD	(6,336)
Financiere de Tubize SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(135,995) EUR	(11,315)
Finnair Oyj	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(12,478) EUR	(662)
Finning International, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(56,926) CAD	935
Firefly Aerospace, Inc.	07/21/26	M	3.10%	Morgan Stanley Capital Services LLC	(1,143,706) USD	(103,501)
First Advantage Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(271,049) USD	(32,264)
First Financial Bancorp	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(16,034) USD	(949)
First Industrial Realty Trust, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(68,043) USD	1,951
First Quantum Minerals Ltd.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(41,437) CAD	2,229
FirstCash Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(164,801) USD	9,050
FirstEnergy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,118) USD	217
FirstService Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(93,105) CAD	(5,593)
Fiserv, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(74,518) USD	(1,755)
Fiserv, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(350,642) USD	(13,898)
Fisher & Paykel Healthcare Corp. Ltd.	07/21/26	M	4.00%	Morgan Stanley & Co. LLC	(24,422) AUD	(409)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FIT Hon Teng Ltd.	07/21/26	M	2.63%	Morgan Stanley & Co. LLC	(181,940) HKD	$2,912
flatexDEGIRO SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(412,790) EUR	(473)
Flex Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,123,390) USD	(45,135)
Floor & Decor Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(75,766) USD	(453)
Floor & Decor Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(44,077) USD	(7,447)
Flow Traders Ltd.	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(6,739) EUR	5
Flowserve Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(153,860) USD	13,994
FLSmidth & Co., AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(1,232,927) DKK	10,027
Fluence Energy, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,316,954) USD	(32,421)
Flughafen Zurich AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(183,071) CHF	(1,409)
Fluidra SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(76,009) EUR	(3,445)
Flywire Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(15,553) USD	(2,157)
FNB Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,196) USD	(204)
Fomento Economico Mexicano SAB de CV	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,663) USD	(649)
Food & Life Cos. Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(9,329,000) JPY	(2,949)
Forbo Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(10,136) CHF	(344)
Forbright, Inc.	07/21/26	M	11.30%	Morgan Stanley Capital Services LLC	(508,739) USD	(345)
Foresight Group Holdings Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,610) GBP	(85)
Forgent Power Solutions, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(5,240,338) USD	26,980
FormFactor, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(861,642) USD	(23,091)
FormFactor, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,050) USD	(147)
Fortinet, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(440,523) USD	(6,051)
Fortinet, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(337,159) USD	(19,085)
Fortrea Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,286) USD	(743)
Fortune Brands Innovations, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,541) USD	(26,142)
Forvia SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(142,543) EUR	13,431
Forward Air Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,887) USD	173
Foxsemicon Integrated Technology, Inc.	07/21/26	M	2.77%	Morgan Stanley & Co. LLC	(628,747) TWD	(1,275)
Franco-Nevada Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(15,637) CAD	592
Franklin Electric Co., Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(242,078) USD	257
Fraport AG Frankfurt Airport Services Worldwide	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(231,138) EUR	(4,480)
Frasers Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,687) GBP	(86)
Freenet AG	07/21/26	M	1.51%	Morgan Stanley & Co. LLC	(121,996) EUR	10,745
Fresenius Medical Care AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(281,614) EUR	12,708
Fresenius SE & Co., KGaA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(450,084) EUR	(5,783)
Friedrich Vorwerk Group SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(14,595) EUR	485
Frontline PLC	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(488,953) NOK	6,691
FTAI Aviation Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(180,097) USD	1,006
Fuji Media Holdings, Inc.	07/21/26	M	0.90%	Morgan Stanley & Co. LLC	(2,461,800) JPY	980
FUJIFILM Holdings Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(17,492,800) JPY	(3,661)
Fujikura Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(26,492,300) JPY	(7,526)
Fukuoka Financial Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(1,419,800) JPY	248
Fulton Financial Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(59,699) USD	(2,953)
Futu Holdings Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(120,420) USD	7,276
G Mining Ventures Corp.	07/21/26	M	1.67%	Morgan Stanley & Co. LLC	(62,266) CAD	453

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Galaxy Digital, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(12,956,683) USD	$273,439
Galaxy Entertainment Group Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(119,280) HKD	151
Galp Energia SGPS SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(109,658) EUR	378
Games Workshop Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(154,676) GBP	(11,745)
GameStop Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(173,463) USD	(7,725)
Garmin Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,068,977) USD	(9,217)
Garrett Motion, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(716,496) USD	(4,046)
Gartner, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(397,759) USD	215
GDS Holdings Ltd.	07/21/26	M	0.37%	Morgan Stanley & Co. LLC	(609,260) HKD	1,442
GDS Holdings Ltd.	07/21/26	M	1.65%	Morgan Stanley & Co. LLC	(43,284) USD	2,293
GE HealthCare Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(83,804) USD	(4,657)
GE Vernova, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,186,225) USD	(49,728)
Gen Digital, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(209,767) USD	119
GeneDx Holdings Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(23,554) USD	(5,623)
Generac Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(162,547) USD	1,502
General Dynamics Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(287,570) USD	(1,844)
Generate Biomedicines, Inc.	07/21/26	M	2.25%	Morgan Stanley Capital Services LLC	(352,976) USD	(4,854)
Genesis Minerals Ltd.	07/21/26	M	4.05%	Morgan Stanley & Co. LLC	(25,017) AUD	100
Genius Sports Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,065) USD	(123)
Genpact Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(39,242) USD	852
Genscript Biotech Corp.	07/21/26	M	0.75%	Morgan Stanley & Co. LLC	(132,480) HKD	(1,858)
Genuine Parts Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(276,637) USD	(616)
Genuine Parts Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(87,031) USD	(10,656)
Genus PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,324) GBP	187
GEO Group, Inc. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(376,394) USD	1,522
GEO Group, Inc. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(64,837) USD	270
Georg Fischer AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(39,528) CHF	1,536
Getinge AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(570,540) SEK	(1,686)
Getlink SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(35,603) EUR	123
Gildan Activewear, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(112,659) CAD	657
Gimv NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(2,725) EUR	(117)
Gitlab, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(255,373) USD	(3,552)
Givaudan SA	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(737,325) CHF	(43,394)
Gjensidige Forsikring ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(123,648) NOK	40
Glacier Bancorp, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(71,389) USD	(3,866)
Glaukos Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(377,176) USD	(5,068)
Glaukos Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(38,963) USD	(2,545)
Global Dominion Access SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(8,549) EUR	307
Global Foundries, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(3,488,127) USD	(7,870)
Global Foundries, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(284,971) USD	23,072
Global Payments, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(93,925) USD	(10,779)
Globus Medical, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(398,405) USD	906
Globus Medical, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,166) USD	25
GMO Payment Gateway, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(4,029,000) JPY	(3,811)
GMR Solutions, Inc.	07/21/26	M	1.25%	Morgan Stanley Capital Services LLC	(1,130,639) USD	(49,886)
GN Store Nord AS	07/21/26	M	0.94%	Morgan Stanley & Co. LLC	(1,785,355) DKK	4,574
GNI Group Ltd.	07/21/26	M	0.65%	Morgan Stanley & Co. LLC	(2,223,000) JPY	(2,211)
Golar LNG Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,616) USD	262

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gold Fields Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,870) USD	$296
Goldman Sachs Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,605,343) USD	137,845
Goodman Group	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(76,359) AUD	1,192
Goodwin PLC	07/21/26	M	3.17%	Morgan Stanley & Co. LLC	(6,448) GBP	(127)
Goodyear Tire & Rubber Co. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,903) USD	(1,857)
Goosehead Insurance, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,646) USD	(1,860)
GPGI, Inc.	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(60,931) USD	(6,416)
GPGI, Inc.	07/21/26	M	3.10%	Morgan Stanley Capital Services LLC	(364,763) USD	(928)
GPS Participacoes e Empreendimentos SA	07/21/26	M	13.75%	Morgan Stanley & Co. LLC	(19,926) BRL	36
Grab Holdings Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(133,261) USD	(10,101)
Grafton Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,523) GBP	(164)
Great Portland Estates PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,142) GBP	(1,239)
Greatland Resources Ltd.	07/21/26	M	4.00%	Morgan Stanley & Co. LLC	(79,600) AUD	8,444
Great-West Lifeco, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(214,598) CAD	(1,933)
Green Brick Partners, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,903) USD	(984)
Greencore Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(16,503) GBP	(588)
Greggs PLC	07/21/26	M	2.94%	Morgan Stanley & Co. LLC	(184,549) GBP	2,546
Grenergy Renovables SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(117,055) EUR	(3,209)
Grenke AG	07/21/26	M	0.31%	Morgan Stanley & Co. LLC	(7,354) EUR	225
Griffon Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,610) USD	(1,142)
Grindr, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(247,169) USD	1,457
Groupe Bruxelles Lambert NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(30,627) EUR	(110)
Groupon, Inc.	07/21/26	M	2.10%	Morgan Stanley & Co. LLC	(70,666) USD	(29,929)
Grupo Aeromexico SAB de CV	07/21/26	M	0.50%	Morgan Stanley Capital Services LLC	(1,001,743) USD	(299)
Grupo Aeroportuario del Pacifico SAB de CV	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(72,934) USD	(1,242)
Grupo Aeroportuario del Sureste SAB de CV	07/21/26	M	3.15%	Morgan Stanley & Co. LLC	(50,485) USD	(1,041)
Grupo Cibest SA	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(56,652) USD	1,289
Grupo Financiero Galicia SA	07/21/26	M	2.80%	Morgan Stanley & Co. LLC	(150,497) USD	9,313
GS Japan IT Index	07/21/26	M	0.63%	Goldman Sachs & Co.	(342,366,061) JPY	(127,951)
GS JP Pc-Printer	07/21/26	M	0.58%	Goldman Sachs & Co.	(468,565,146) JPY	(57,108)
GS Yuasa Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(8,268,700) JPY	6,504
GSGAJPPP Index	07/21/26	M	0.35%	Goldman Sachs & Co.	(442,518,552) JPY	7,648
GSK PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(43,609) GBP	(1,644)
GSK PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(432,305) USD	(14,314)
Guardian Pharmacy Services, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,388,979) USD	(32,005)
Guidewire Software, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(443,210) USD	(87,874)
Guidewire Software, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(41,898) USD	(8,307)
Gulfport Energy Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(284,514) USD	1,794
Gulfport Energy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,870) USD	(221)
Guotai Haitong Securities Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(12,360) HKD	57
GXO Logistics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,664) USD	(1,231)
Hacksaw AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(251,177) SEK	(174)
Haemonetics Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,115) USD	(1,060)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Haidilao International Holding Ltd.	07/21/26	M	1.25%	Morgan Stanley & Co. LLC	(296,400) HKD	$2,472
HAL Trust	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(25,153) EUR	(109)
Haleon PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(128,326) GBP	(8,113)
Halma PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(64,319) GBP	(90)
Hamamatsu Photonics KK	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(13,562,400) JPY	3,196
Hankyu Hanshin Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(21,603,600) JPY	(1,320)
Hanmi Semiconductor Co., Ltd.	07/21/26	M	1.62%	Morgan Stanley Capital Services LLC	(63,910) USD	7,466
Hanwha Aerospace Co., Ltd.	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(70,875,000) KRW	4,974
Hanwha Corp.	07/21/26	M	0.55%	Morgan Stanley & Co. LLC	(4,746,000) KRW	322
Hanwha Life Insurance Co., Ltd.	07/21/26	M	1.38%	Morgan Stanley Capital Services LLC	(2,971) USD	260
Happen, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(260,517) USD	(3,212)
Happen, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,209) USD	(1,276)
Hapvida Participacoes e Investimentos S/A	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(55,267) BRL	404
Harbour Energy PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(195,261) GBP	27,558
Harmonic Drive Systems, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(20,033,000) JPY	10,654
Harmony Gold Mining Co., Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(15,679) USD	(64)
Harrow, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,723) USD	(45)
Harvia OYJ	07/21/26	M	1.06%	Morgan Stanley & Co. LLC	(18,348) EUR	(571)
Hasbro, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(147,805) USD	1,620
Hasbro, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(16,794) USD	358
Hawaiian Electric Industries, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(37,983) USD	(1,917)
Hawkeye 360, Inc.	07/21/26	M	1.80%	Morgan Stanley Capital Services LLC	(893,855) USD	36,082
Hawkins, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,793) USD	2,310
Hayward Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(54,426) USD	(9,102)
HB Fuller Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,653) USD	716
HBX Group International PLC	07/21/26	M	1.28%	Morgan Stanley & Co. LLC	(26,649) EUR	700
HD Hyundai Electric Co., Ltd.	07/21/26	M	1.53%	Morgan Stanley & Co. LLC	(8,142,989) KRW	124
HDFC Bank Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(515,202) USD	1,211
Headwater Exploration, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(7,503) CAD	169
Healthpeak Properties, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(130,649) USD	(9,285)
HeartFlow, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(285,542) USD	37,971
HeartFlow, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,294) USD	3,497
HEICO Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,394,262) USD	(60,418)
Heidelberg Materials AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(119,051) EUR	13,363
Heineken NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(497,297) EUR	(17,763)
Helios Towers PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,063) GBP	8,157
HelloFresh SE	07/21/26	M	1.56%	Morgan Stanley & Co. LLC	(25,997) EUR	(15)
Helmerich & Payne, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,317) USD	2,241
Helvetia Baloise Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(358,758) CHF	3,002
Hemab Therapeutics Holdings, Inc.	07/21/26	M	3.65%	Morgan Stanley Capital Services LLC	(168,841) USD	(18,152)
Henderson Land Development Co., Ltd.	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(230,760) HKD	877
Henry Schein, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(838,937) USD	(51,720)
Hensoldt AG	07/21/26	M	0.21%	Morgan Stanley & Co. LLC	(181,538) EUR	4,616
Herbalife Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(55,880) USD	(4,624)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Herc Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(158,263) USD	$(557)
Herc Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,179) USD	1,261
Hermes International SCA	07/21/26	M	1.61%	Morgan Stanley Capital Services LLC	(179,820) EUR	2,477
Hershey Co., (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(120,819) USD	(3,224)
Hesai Group	07/21/26	M	2.65%	Morgan Stanley & Co. LLC	(31,732) USD	(3,651)
Hesai Group	07/21/26	M	3.80%	Morgan Stanley & Co. LLC	(137,564) HKD	(1,386)
Hess Midstream LP	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,090,997) USD	(11,435)
Hewlett Packard Enterprise Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(667,242) USD	45,356
Hexagon AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,845,520) SEK	6,436
Hexatronic Group AB	07/21/26	M	0.26%	Morgan Stanley & Co. LLC	(23,837) SEK	157
Hexpol AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(201,268) SEK	490
HF Sinclair Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(69,198) USD	(4,004)
Hikari Tsushin, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(10,860,000) JPY	871
Hilton Grand Vacations, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(166,258) USD	297
Hilton Grand Vacations, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,167) USD	172
HKT Trust & HKT Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(78,978) HKD	53
HMH Holding, Inc.	07/21/26	M	2.90%	Morgan Stanley Capital Services LLC	(495,865) USD	18,876
HOCHTIEF AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(377,332) EUR	16,112
Hokuhoku Financial Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,725,600) JPY	185
Hollywood Bowl Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,124) GBP	357
Home BancShares, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,723) USD	(408)
Home Depot, Inc. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(189,113) USD	(15,089)
Home Depot, Inc. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(190,419) USD	(15,193)
Hon Hai Precision Industry Co., Ltd.	07/21/26	M	3.59%	Morgan Stanley Capital Services LLC	(16,969) USD	1,211
Honda Motor Co., Ltd.	07/21/26	M	0.63%	Morgan Stanley & Co. LLC	(565,400) JPY	(126)
Honda Motor Co., Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(33,397) USD	(1,439)
Honeywell International, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,440,242) USD	86,990
Hong Kong & China Gas Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(328,300) HKD	1,166
Horizon Robotics	07/21/26	M	0.59%	Morgan Stanley & Co. LLC	(2,298,270) HKD	2,756
Hornbach Holding AG & Co., KGaA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(1,215) EUR	42
Hoshizaki Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,863,000) JPY	70
Houlihan Lokey, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(406,455) USD	1,114
Howard Hughes Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,005) USD	(284)
Howmet Aerospace, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(572,215) USD	23,471
Hoya Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(40,462,500) JPY	6,903
HP, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(223,159) USD	15,168
HSBC Holdings PLC	07/21/26	M	2.96%	Morgan Stanley Capital Services LLC	(52,947) GBP	1,251
HSBC Holdings PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(128,795) USD	1,564
HSBC Holdings PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(414,606) GBP	7,144
Hua Hong Semiconductor Ltd.	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(658,400) HKD	(27,169)
Huaneng Power International, Inc.	07/21/26	M	1.82%	Morgan Stanley & Co. LLC	(130,200) HKD	2,612
Hub Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(28,015) USD	121
HUB24 Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(50,153) AUD	200
Hubbell, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(241,647) USD	7,253
Huber & Suhner AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(45,658) CHF	5,745
HubSpot, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(134,263) USD	(429)
Hudbay Minerals, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(58,727) CAD	6,318
Huhtamaki OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(58,870) EUR	1,303
Hulic Co., Ltd.	07/21/26	M	0.67%	Morgan Stanley & Co. LLC	(17,744,780) JPY	(812)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Humana, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(61,322) USD	$(6,205)
Huron Consulting Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(245,220) USD	3,411
Husqvarna AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(75,265) SEK	151
Hut 8 Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(594,598) USD	(10,680)
Hut 8 Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(28,081) USD	1,298
HUTCHMED China Ltd.	07/21/26	M	0.00%	Morgan Stanley & Co. LLC	(15,850) HKD	(122)
Hyatt Hotels Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(178,297) USD	2,291
Hycroft Mining Holding Corp	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(34,999) USD	(288)
Hyosung Heavy Industries Corp.	07/21/26	M	0.80%	Morgan Stanley & Co. LLC	(19,170,000) KRW	1,010
Hypoport SE	07/21/26	M	0.21%	Morgan Stanley & Co. LLC	(20,501) EUR	(566)
Hyundai Mobis Co., Ltd.	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(21,622,000) KRW	1,441
Hyundai Motor Co.,	07/21/26	M	1.92%	Morgan Stanley & Co. LLC	(27,888,000) KRW	2,354
Ibiden Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(63,420,000) JPY	27,694
Ichor Holdings Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(625,750) USD	(79,593)
ICON plc	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(318,198) USD	(73,345)
ICU Medical, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(843,115) USD	(64,779)
ICU Medical, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,941) USD	(667)
ID Logistics Group SACA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(25,384) EUR	(715)
Ideaya Biosciences, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(311,348) USD	(4,851)
Ideaya Biosciences, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,443) USD	(483)
Idorsia Ltd.	07/21/26	M	1.91%	Morgan Stanley & Co. LLC	(32,681) CHF	(7,616)
IES Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,817) USD	144
IGM Financial, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(78,838) CAD	(632)
IGO Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(54,421) AUD	2,403
Illumina, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(154,602) USD	(13,843)
IMAX Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,732) USD	1,668
IMCD NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(390,556) EUR	14,024
Immix Biopharma, Inc.	07/21/26	M	2.95%	Morgan Stanley Capital Services LLC	(436,985) USD	(9,139)
Immunome, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(28,789) USD	(3,017)
Immunovant, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(67,325) USD	(103)
Impinj, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(51,452) USD	(4,551)
Implenia AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(46,330) CHF	3,750
Inchcape PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,636) GBP	1,302
Independence Realty Trust, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(20,381) USD	(866)
Indra Sistemas SA	07/21/26	M	0.93%	Morgan Stanley & Co. LLC	(93,425) EUR	11,144
Industrivarden AB	07/21/26	M	1.42%	Morgan Stanley & Co. LLC	(6,642,134) SEK	(18,820)
Inficon Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(38,687) CHF	1,348
Infineon Technologies AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(923,683) EUR	42,918
Infleqtion, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,966) USD	97
Informa PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(208,286) GBP	(9,441)
Ingersoll Rand, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(119,998) USD	(6,349)
Ingram Micro Holding Corp.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,101,727) USD	7,173
InMed Pharmaceuticals, Inc.	07/21/26	M	78.85%	Morgan Stanley Capital Services LLC	(14,353) USD	(28)
Innio NV	07/21/26	M	0.45%	Morgan Stanley Capital Services LLC	(14,203,442) USD	(474,591)
Innodata, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(607,375) USD	101,140

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Innovent Biologics, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(489,775) HKD	$(3,763)
Inpex Corp.	07/21/26	M	0.93%	Morgan Stanley & Co. LLC	(4,565,983) JPY	(168)
Insulet Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(439,979) USD	(42,044)
Insurance Australia Group Ltd	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(205,243) AUD	1,823
Intea Fastigheter AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(56,174) SEK	117
Integer Holdings Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(86,586) USD	(3,219)
Intel Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,073,258) USD	9,976
Inter & Co., Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,462) USD	(92)
Interactive Brokers Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(132,256) USD	13,359
Intercontinental Exchange, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(700,842) USD	43,681
InterDigital, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(258,459) USD	(888)
International Business Machines Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(957,324) USD	(66,280)
International Flavors & Fragrances, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(106,026) USD	(4,565)
International Seaways, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(40,403) USD	5,402
International Workplace Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(86,240) GBP	(2,214)
Interparfums SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(5,913) EUR	(59)
Interparfums, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,632) USD	(1,679)
Intertek Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(197,722) GBP	(150)
Intuit, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(81,845) USD	413
Intuitive Surgical, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,260,779) USD	15,245
Inventec Co., Ltd.	07/21/26	M	0.50%	Morgan Stanley Capital Services LLC	(2,143) USD	52
Inventiva SACA	07/21/26	M	1.05%	Morgan Stanley Capital Services LLC	(305,615) USD	(10,027)
Inwido AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(213,356) SEK	(147)
IONOS Group SE	07/21/26	M	1.17%	Morgan Stanley & Co. LLC	(122,562) EUR	(4,030)
IPG Photonics Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(50,134) USD	(196)
IQVIA Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(83,291) USD	(373)
IQVIA Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(398,884) USD	(60,400)
IREN Energy Ltd.	07/21/26	M	2.75%	Morgan Stanley & Co. LLC	(56,791) USD	9,414
Iridium Communications, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(68,243) USD	(14,855)
Iron Mountain, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(373,241) USD	500
Iron Mountain, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(154,391) USD	6,734
Ithaca Energy PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,336) GBP	1,878
Itron, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,478) USD	(1,836)
ITT, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(4,141,570) USD	(53,117)
Ivanhoe Mines Ltd.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(54,371) CAD	1,777
Iwatani Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(1,838,500) JPY	(455)
Iyogin Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,626,800) JPY	(630)
J&T Global Express Ltd.	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(585,736) HKD	578
J.M. Smucker Co.(The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(71,915) USD	815
Jabil, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(720,188) USD	(6,442)
Jack Henry & Associates, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(33,896) USD	(402)
Jade Biosciences, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(373,679) USD	(3,372)
James Hardie Industries PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(67,341) USD	(4,157)
James Hardie Industries PLC	07/21/26	M	3.85%	Morgan Stanley & Co. LLC	(353,191) AUD	(23,113)
Janus Living, Inc.	07/21/26	M	2.95%	Morgan Stanley Capital Services LLC	(1,215,216) USD	(3,992)
Japan Airlines Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,567,248) JPY	(604)
Japan Airport Terminal Co., Ltd	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,355,000) JPY	(1,115)
Japan Hotel REIT Investment Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(468,000) JPY	(58)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Japan Steel Works Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(25,985,538) JPY	$6,550
Jazz Pharmaceuticals plc	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(39,751) USD	(2,419)
JB Hunt Transport Services, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(186,513) USD	(10,878)
JBT Marel Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(46,191) USD	(4,849)
JD Sports Fashion PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(161,330) GBP	(5,372)
Jenoptik AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(54,911) EUR	358
Jentech Precision Industrial Co., Ltd.	07/21/26	M	3.65%	Morgan Stanley & Co. LLC	(7,680,000) TWD	21,420
Jeol Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(1,468,600) JPY	(244)
Jeronimo Martins SGPS SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(164,089) EUR	4,988
JFE Holdings, Inc.	07/21/26	M	0.63%	Morgan Stanley & Co. LLC	(20,087,500) JPY	2,862
JFrog Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(841,301) USD	11,112
JFrog Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(109,529) USD	(15,067)
JINS Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(801,000) JPY	(25)
Joby Aviation, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,121,231) USD	(13,991)
Johnson & Johnson	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(426,267) USD	(41,799)
Jones Lang LaSalle, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,113) USD	(1,133)
JOST Werke SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(41,838) EUR	2,011
JPMorgan Chase & Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(115,473) USD	581
Julius Baer Group Ltd.	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(295,797) CHF	(20,553)
Jungfraubahn Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(20,709) CHF	(1,257)
JX Advanced Metals Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(14,938,000) JPY	14,594
Kadant, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(131,408) USD	688
Kadant, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(40,970) USD	(1,765)
Kadokawa Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,879,600) JPY	(2,408)
Kailera Therapeutics, Inc.	07/21/26	M	2.30%	Morgan Stanley Capital Services LLC	(630,775) USD	(23,427)
Kaiser Aluminum Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,181) USD	(297)
Kajima Corp.	07/21/26	M	0.67%	Morgan Stanley & Co. LLC	(19,072,264) JPY	650
Kalmar OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(13,497) EUR	935
Kansai Paint Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,481,036) JPY	(649)
Kardex Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(3,728) CHF	132
Kardigan, Inc.	07/21/26	M	3.30%	Morgan Stanley Capital Services LLC	(1,808,083) USD	37,816
Karman Holdings, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,806,566) USD	(99,379)
Karman Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,885) USD	(2,352)
Karnov Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(372,736) SEK	(2,448)
Kawasaki Heavy Industries Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(48,249,108) JPY	25,288
KB Financial Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(21,712) USD	195
KBC Ancora	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(67,977) EUR	687
KBC Group NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(1,117,086) EUR	17,919
KE Holdings, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(851,840) HKD	2,771
KE Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,635) USD	709
Keio Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(3,039,120) JPY	(665)
Keisei Electric Railway Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,857,550) JPY	(2,910)
Kemira OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(52,546) EUR	2,712
Kemper Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(27,752) USD	(2,092)
Kering SA	07/21/26	M	1.88%	Morgan Stanley Capital Services LLC	(15,434) EUR	1,228
Kesko OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(68,334) EUR	119
Kestra Medical Technologies Ltd.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(942,280) USD	(1,875)
Keurig Dr. Pepper, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(516,733) USD	(31,135)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
KeyCorp	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(101,644) USD	$293
Keyence Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(70,191,000) JPY	(23,246)
Kia Corp.	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(28,736,356) KRW	1,297
Kid ASA	07/21/26	M	2.03%	Morgan Stanley & Co. LLC	(134,365) NOK	(217)
Kinden Corp.	07/21/26	M	0.93%	Morgan Stanley & Co. LLC	(1,644,465) JPY	241
Kinepolis Group NV	07/21/26	M	1.62%	Morgan Stanley & Co. LLC	(18,466) EUR	(74)
Kingboard Holdings Ltd.	07/21/26	M	2.19%	Morgan Stanley & Co. LLC	(997,236) HKD	13,521
Kingdee International Software Group Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(531,110) HKD	2,914
Kinsale Capital Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,586) USD	(4,310)
Kintetsu Group Holdings Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(3,306,000) JPY	(474)
KION Group AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(12,231) EUR	1,012
Kioxia Holdings Corp.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(8,578,008) JPY	(5,366)
Kirby Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(67,268) USD	2,547
Kirin Holdings Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,746,400) JPY	101
Kite Realty Group Trust	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,035) USD	(95)
KIWOOM Securities Co., Ltd.	07/21/26	M	0.55%	Morgan Stanley & Co. LLC	(8,088,000) KRW	(185)
KLA Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,023,615) USD	(123,788)
KLA Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,114) USD	(618)
Klarna Group PLC	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(6,643) USD	(886)
Knife River Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,011) USD	396
Knight-Swift Transportation Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(133,760) USD	(4,382)
Kodiak Gas Services, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(4,455,243) USD	(6,802)
Kodiak Gas Services, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(35,501) USD	(2,214)
Konecranes OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(5,256) EUR	134
Koninklijke Ahold Delhaize NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(101,287) EUR	(3,347)
Koninklijke Philips NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(144,211) EUR	(840)
Kontoor Brands, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(55,190) USD	(4,232)
Korn Ferry	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,167) USD	108
Kose Holdings Corp.	07/21/26	M	0.67%	Morgan Stanley & Co. LLC	(1,017,491) JPY	57
Kratos Defense & Security Solutions, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(6,047,638) USD	(297,894)
Kratos Defense & Security Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(146,475) USD	3,526
Krystal Biotech, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(98,406) USD	(7,148)
Kuaishou Technology	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(2,577,399) HKD	21,509
Kuehne + Nagel International AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(328,497) CHF	(26,074)
Kura Sushi USA, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,666) USD	(2,429)
Kuraray Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,363,000) JPY	983
Kuros Biosciences AG	07/21/26	M	0.71%	Morgan Stanley & Co. LLC	(40,597) CHF	(4,265)
Kymera Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(569,885) USD	(13,900)
Kymera Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(89,896) USD	(12,963)
Kyndryl Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(265,415) USD	(17,244)
Kyndryl Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(53,705) USD	(3,489)
Kyocera Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,242,400) JPY	690
L E Lundbergforetagen AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(124,736) SEK	(222)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
L3Harris Technologies, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(14,762,382) USD	$(30,683)
Lagercrantz Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(225,024) SEK	28
Lam Research Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(118,787) USD	(1,679)
Lamar Advertising Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,230) USD	(313)
Lamb Weston Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(138,434) USD	1,812
Land Securities Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(130,623) GBP	(7,222)
Landbridge Co., LLC	07/21/26	M	1.20%	Morgan Stanley Capital Services LLC	(2,766,351) USD	(174,483)
Lantheus Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(53,245) USD	(118)
Lantheus Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(69,136) USD	(3,086)
Las Vegas Sands Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(423,365) USD	14,260
Las Vegas Sands Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(128,439) USD	4,326
Lasertec Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(11,498,000) JPY	7,188
Latam Airlines Group SA	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(125,114) USD	(5,702)
Laureate Education, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(44,628) USD	1,044
Legal & General Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(45,935) GBP	522
Legence Corp.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(18,461,687) USD	(516,989)
Legence Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(82,026) USD	2,762
Legend Biotech Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(333,557) USD	1,033
Legend Biotech Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(43,717) USD	657
Leidos Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(32,291) USD	576
Lennox International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(90,055) USD	(6,201)
Lenovo Group Ltd.	07/21/26	M	2.30%	Morgan Stanley Capital Services LLC	(186,400) HKD	28
Leonardo DRS, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(218,336) USD	11,259
Leonardo DRS, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,397) USD	1,877
LG Electronics, Inc.	07/21/26	M	3.01%	Morgan Stanley Capital Services LLC	(48,448) USD	3,521
LG Energy Solution Ltd.	07/21/26	M	0.13%	Morgan Stanley Capital Services LLC	(153,532) USD	8,505
Li Auto, Inc.	07/21/26	M	2.19%	Morgan Stanley & Co. LLC	(489,907) HKD	3,983
Li Auto, Inc.	07/21/26	M	2.30%	Morgan Stanley & Co. LLC	(24,473) USD	2,062
Liberty Live Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(885,760) USD	(45,034)
Liberty Live Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,678) USD	(450)
Liechtensteinische Landesbank AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(26,464) CHF	188
Life Time Group Holdings, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(5,185,324) USD	(12,260)
Life Time Group Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(77,862) USD	(6,513)
Life360, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(132,637) USD	(20,433)
Life360, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,945) USD	(702)
Ligand Pharmaceuticals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,798) USD	(2,426)
Limbach Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,619) USD	1
Lincoln International, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,339,925) USD	11,106
Linde PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(380,815) USD	(1,644)
Lineage, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(920,998) USD	4,531
LINK Mobility Group Holding ASA	07/21/26	M	2.28%	Morgan Stanley & Co. LLC	(719,917) NOK	(6,071)
Lionsgate Studios Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(7,962) USD	93
Lionsgate Studios Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,552) USD	(115)
Liontown Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(69,255) AUD	4,982
Lithia Motors, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(158,200) USD	2,498
Littelfuse, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(54,290) USD	3,748
LivaNova PLC	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(260,836) USD	85

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LivaNova PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(37,387) USD	$(1,672)
Live Nation Entertainment, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(704,072) USD	(51,806)
LKQ Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(85,479) USD	(3,095)
Loar Holdings, Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(1,485,835) USD	(43,901)
Loar Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(155,942) USD	(20,513)
Localiza Rent a Car SA	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(391,219) BRL	(1,337)
Lockheed Martin Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(113,034) USD	(3,632)
Logistea AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(101,086) SEK	(105)
London Stock Exchange Group PLC	07/21/26	M	2.96%	Morgan Stanley Capital Services LLC	(33,029) GBP	674
Longfor Group Holdings Ltd.	07/21/26	M	0.88%	Morgan Stanley & Co. LLC	(16,500) HKD	190
L’Oreal SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(415,154) EUR	(6,961)
Lottery Corp. Ltd. (The)	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(98,529) AUD	(2,230)
Lottomatica Group SpA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(304,012) EUR	26,163
Lotus Bakeries NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(88,640) EUR	(4,826)
Louisiana-Pacific Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(34,462) USD	(1,329)
Lowe’s Cos., Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,090,371) USD	(5,464)
Lowe’s Cos., Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(100,339) USD	(2,850)
LPL Financial Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(319,049) USD	17,088
LS Corp.	07/21/26	M	1.80%	Morgan Stanley & Co. LLC	(14,578,000) KRW	497
Lululemon Athletica, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(158,250) USD	(13,134)
Lumexa Imaging Holdings, Inc.	07/21/26	M	3.05%	Morgan Stanley Capital Services LLC	(212,620) USD	2,067
Lumo Kodit Oyj	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(7,734) EUR	(193)
Lundin Gold, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(35,871) CAD	1,286
Lundin Gold, Inc.	07/21/26	M	2.24%	Morgan Stanley & Co. LLC	(51,243) SEK	338
Lundin Mining Corp.	07/21/26	M	1.20%	Morgan Stanley & Co. LLC	(477,973) SEK	3,412
LunR Royalties Corp.	07/21/26	M	1.76%	Morgan Stanley & Co. LLC	0 SEK	0
Luzerner Kantonalbank AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(39,150) CHF	(2,684)
Lyft, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(234,758) USD	(6,439)
Lynas Rare Earths Ltd.	07/21/26	M	4.00%	Morgan Stanley & Co. LLC	(201,431) AUD	3,718
LyondellBasell Industries NV	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(421,556) USD	3,621
LyondellBasell Industries NV	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(97,319) USD	9,762
M&T Bank Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(65,359) USD	(2,950)
M3, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,653,400) JPY	(2,549)
Macerich Co., (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(93,107) USD	(4,454)
Macnica Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,731,200) JPY	1,135
MACOM Technology Solutions Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(316,215) USD	12,680
Madison Air Solutions Corp.	07/21/26	M	2.80%	Morgan Stanley Capital Services LLC	(9,891,224) USD	(240,508)
Madison Square Garden Entertainment Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,823) USD	(376)
Madison Square Garden Sports Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(167,136) USD	(14,094)
Madrigal Pharmaceuticals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,052) USD	(96)
Magnite, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(937,415) USD	903
Magnite, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(110,005) USD	(9,645)
Magnum Ice Cream Co. NV (The)	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	(28,497) USD	(1,745)
Magnum Ice Cream Co., NV (The)	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(224,382) EUR	(12,011)
MakeMyTrip Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(155,176) USD	(23,932)
Mapfre SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(79,436) EUR	(277)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Maplebear, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(209,618) USD	$(14,584)
MapLight Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(572,701) USD	(35,468)
Marex Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,338) USD	622
MarketAxess Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,938) USD	835
Marriott Vacations Worldwide Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(138,875) USD	(8,953)
Martin Marietta Materials, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(304,867) USD	(207)
Marubeni Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(44,685,492) JPY	9,529
Maruwa Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(21,117,000) JPY	(4,000)
Marvell Technology, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(154,141) USD	(9,699)
Masco Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(201,062) USD	403
Masco Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(39,292) USD	(4,160)
MasTec, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(229,571) USD	(5,503)
Matador Resources Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(53,852) USD	935
Match Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(167,038) USD	(13,319)
MatsukiyoCocokara & Co.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(7,687,350) JPY	(1,461)
Maximus, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,917) USD	36
Maze Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,460) USD	(940)
MBRF Global Foods Co., SA	07/21/26	M	10.50%	Morgan Stanley Capital Services LLC	(32,611) USD	(5,682)
McDonald’s Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(889,501) USD	(630)
McDonald’s Holdings Co. Japan Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,145,000) JPY	(609)
McGrath RentCorp	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,895) USD	(240)
MDA Space Ltd.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(160,721) CAD	(5,219)
MDA Space Ltd.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,593,041) USD	(158,139)
Medacta Group SA	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(2,401) CHF	(57)
Medibank Pvt Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(47,298) AUD	(350)
Medicover AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(338,052) SEK	(2,519)
Medincell SA	07/21/26	M	3.82%	Morgan Stanley & Co. LLC	(72,925) EUR	(11,883)
Medline, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(11,023,627) USD	45,700
Medline, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(124,000) USD	(14,671)
Medpace Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(596,459) USD	(96,774)
Megaport Ltd.	07/21/26	M	4.00%	Morgan Stanley & Co. LLC	(67,054) AUD	(1,028)
Megaport Ltd.	07/21/26	M	4.35%	Morgan Stanley & Co. LLC	(2,361) AUD	1,634
Meidensha Corp.	07/21/26	M	0.78%	Morgan Stanley & Co. LLC	(2,431,007) JPY	1,105
Meiko Electronics Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(7,410,000) JPY	6,440
Melexis NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(41,990) EUR	3,745
Merck & Co., Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(536,405) USD	(60,478)
Merck & Co., Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(314,106) USD	(35,414)
Mercury General Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,862) USD	(399)
Mercury Systems, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(85,832) USD	(8,118)
Meren Energy, Inc.	07/21/26	M	0.30%	Morgan Stanley & Co. LLC	(161,003) SEK	129
Mersen SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(5,152) EUR	108
Metaplanet, Inc.	07/21/26	M	1.52%	Morgan Stanley & Co. LLC	(6,247,500) JPY	6,587
Methanex Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,282) USD	790
Metlen Energy & Metals PLC	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(47,625) EUR	903
Metro Bank Holdings PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,304) GBP	413
Metso OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(333,704) EUR	12,157
MGE Energy, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,697,764) USD	(31,781)
MGIC Investment Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(101,636) USD	229

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MGM China Holdings Ltd.	07/21/26	M	2.19%	Morgan Stanley & Co. LLC	(24,365) HKD	$(6)
MGM Resorts International	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(414,054) USD	(11,025)
Miami International Holdings, Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(3,602,766) USD	1,070
Microchip Technology, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(136,626) USD	14,966
Micronics Japan Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,028,000) JPY	(925)
Millicom International Cellular S.A.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(58,045) USD	(3,128)
Minerva SA	07/21/26	M	8.75%	Morgan Stanley Capital Services LLC	(23,832) USD	(1,322)
MINISO Group Holding Ltd.	07/21/26	M	1.62%	Morgan Stanley & Co. LLC	(333,172) HKD	(1,560)
Minth Group Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(236,882) HKD	2,079
Mirion Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(280,775) USD	9,208
Mitie Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,196) GBP	58
Mitsubishi Chemical Group Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(439,800) JPY	(102)
Mitsubishi Electric Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(4,946,400) JPY	1,082
Mitsubishi Estate Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(48,242,700) JPY	(11,860)
Mitsubishi HC Capital, Inc.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,582,901) JPY	(12)
Mitsubishi Materials Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,866,800) JPY	3,860
Mitsubishi UFJ Financial Group, Inc.	07/21/26	M	3.62%	Citibank N.A.	(410,754) USD	19,100
Mitsui & Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(47,863,900) JPY	12,353
Mitsui E&S Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(16,378,000) JPY	3,672
Mizuho Financial Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(73,191,300) JPY	13,083
Mizuho Financial Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(259,661) USD	14,250
MMG Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(297,720) HKD	5,671
Mobileye Global, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(160,278) USD	(25,752)
Mobilezone Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(10,052) CHF	376
Mobimo Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(98,928) CHF	(86)
Modern Times Group MTG AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(210,019) SEK	(610)
Modine Manufacturing Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(75,964) USD	7,340
Moelis & Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,581) USD	263
Molina Healthcare, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(42,050) USD	(6,663)
Mondelez International, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(253,057) USD	4,403
Mondelez International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(171,389) USD	4,810
Mondi PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(56,068) GBP	3,831
Monex Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(4,006,400) JPY	(89)
MongoDB, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(451,325) USD	(797)
Monolithic Power Systems, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(915,039) USD	92,534
MonotaRO Co., Ltd.	07/21/26	M	0.63%	Morgan Stanley & Co. LLC	(10,292,100) JPY	(2,668)
Monster Beverage Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(489,722) USD	4,124
Monster Beverage Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(399,707) USD	(13,321)
Montage Gold Corp.	07/21/26	M	0.82%	Morgan Stanley & Co. LLC	(43,741) CAD	873
Montana Aerospace AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(55,881) CHF	(788)
Monte Rosa Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(175,012) USD	(9,779)
Montea NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(41,319) EUR	(735)
MONY Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,805) GBP	(452)
Morgan Stanley	07/21/26	M	3.62%	Citibank N.A.	(1,613,247) USD	128,227
Morningstar, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(319,445) USD	(1,333)
Mosaic Co. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(204,368) USD	(94)
Mowi ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(2,941,148) NOK	17,337
MP Materials Corp.	07/21/26	M	2.90%	Morgan Stanley Capital Services LLC	(851,882) USD	(12,409)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MS Equity Index Swap - MSHVHEAT	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(104,820,125) USD	$(138,597)
MS&AD Insurance Group Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,784,000) JPY	1,570
MSA Safety, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(368,068) USD	(23,864)
MSC Industrial Direct Co., Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(198,555) USD	(1,757)
MSC Industrial Direct Co., Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,170) USD	(422)
MSCI, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(482,686) USD	17,293
MTR Corp. Ltd.	07/21/26	M	1.75%	Morgan Stanley & Co. LLC	(1,114,776) HKD	1,737
Munters Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,010,539) SEK	3,245
Nabtesco Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,848,400) JPY	3,515
Namura Shipbuilding Co. Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(3,072,000) JPY	1,188
Nanya Technology Corp.	07/21/26	M	4.12%	Morgan Stanley Capital Services LLC	(31,916) USD	3,507
Nasdaq, Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(3,767,355) USD	(37,286)
National Energy Services Reunited Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(39,748) USD	(7,302)
National Fuel Gas Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,086) USD	(419)
National Healthcare Properties, Inc.	07/21/26	M	0.10%	Morgan Stanley Capital Services LLC	(501,008) USD	3,816
National Vision Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(53,062) USD	(6,288)
NatWest Group plc	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,876) USD	(68)
Navan, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(388,884) USD	(21,724)
Navan, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,994) USD	(311)
Navitas Semiconductor Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,530) USD	5,982
nCino, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(28,553) USD	(3,444)
Nebius Group NV	07/21/26	M	2.95%	Morgan Stanley & Co. LLC	(44,332) USD	145
Nektar Therapeutics	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(6,020,563) USD	(197,414)
Nelnet, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(485,350) USD	562
Neogen Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(59,184) USD	(464)
NeoGenomics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(37,934) USD	(11,482)
Neptune Insurance Holdings, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,011,044) USD	(58,003)
Neptune Insurance Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,814) USD	(210)
Neste OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(50,649) EUR	(3,902)
Nestle SA	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(498,174) CHF	(30,224)
NetApp, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,010,574) USD	8,503
Netcompany Group AS	07/21/26	M	1.32%	Morgan Stanley & Co. LLC	(353,367) DKK	(205)
NetEase, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(551,580) HKD	(4,148)
NetEase, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(99,861) USD	(3,932)
Netflix, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(793,736) USD	16,119
Netflix, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(532,753) USD	10,819
Netwealth Group Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(20,405) AUD	457
New Hope Corp. Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(14,153) AUD	405
New Oriental Education & Technology Group, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(59,772) HKD	(188)
New Oriental Education & Technology Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,031) USD	1
New Wave Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(281,539) SEK	566
New York Times Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(104,156) USD	3,035
Newamsterdam Pharma Co., NV	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,531) USD	(451)
Newell Brands, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(498,292) USD	(8,436)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NewMarket Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,098,618) USD	$(14,657)
News Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(326,304) USD	(2,917)
Nexans SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(33,390) EUR	3,198
NexGen Energy Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,599) USD	1,481
Nexon Co., Ltd.	07/21/26	M	0.67%	Morgan Stanley & Co. LLC	(3,272,186) JPY	190
Nexstar Media Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(43,463) USD	(3,864)
NEXT FUNDS TOPIX Exchange Traded Fund	07/21/26	M	0.65%	Morgan Stanley Capital Services LLC	(32,991,150) JPY	3,260
NEXTDC Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(109,963) AUD	759
NextDecade Corp.	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(30,483) USD	(574)
NextEra Energy, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(970,638) USD	(19,056)
NextEra Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(247,986) USD	(3,036)
NextNav, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(334,527) USD	3,691
NextNav, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,674) USD	(2,908)
Nextpower, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(185,345) USD	14,259
Nextpower, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(476,397) USD	36,652
NGEx Minerals Ltd.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(30,883) CAD	(111)
NHK Spring Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(848,600) JPY	358
Nibe Industrier AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(3,533,420) SEK	(5,689)
Nice Ltd.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	(2,018) USD	(163)
Nichias Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,007,500) JPY	76
Nickel Industries Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(23,388) AUD	(36)
Nihon Dempa Kogyo Co., Ltd.	07/21/26	M	0.52%	Morgan Stanley & Co. LLC	(1,394,875) JPY	(6)
NIKE, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(122,256) USD	543
NIKE, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(71,609) USD	3,548
Nintendo Co., Ltd.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,392,230) JPY	155
NIO, Inc.	07/21/26	M	1.75%	Morgan Stanley & Co. LLC	(4,706) HKD	(11)
Nippon Chemi-Con Corp.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(1,108,062) JPY	(58)
Nippon Paint Holdings Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(13,968,500) JPY	1,116
Nippon Sanso Holdings Corp	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,490,000) JPY	(3,329)
Nippon Steel Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(20,299,030) JPY	5,240
Nisshin Seifun Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(385,400) JPY	(72)
Nissin Foods Holdings Co. Ltd.	07/21/26	M	0.67%	Morgan Stanley & Co. LLC	(2,375,539) JPY	(799)
Niterra Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(12,012,000) JPY	779
Nitori Holdings Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(9,344,000) JPY	(1,805)
Nittetsu Mining Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,362,400) JPY	5,166
Nitto Boseki Co., Ltd.	07/21/26	M	0.30%	Morgan Stanley & Co. LLC	(5,376,800) JPY	(2,091)
NKT AS	07/21/26	M	1.71%	Morgan Stanley & Co. LLC	(1,897,061) DKK	21,686
NOBA Bank Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,213,884) SEK	4,893
Noble Corp. PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(208,320) USD	24,841
NOF Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,657,000) JPY	8
Nokian Renkaat OYJ	07/21/26	M	0.81%	Morgan Stanley & Co. LLC	(67,197) EUR	2,077
Nomura Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(27,724,450) JPY	1,060
Nomura Micro Science Co., Ltd.	07/21/26	M	1.15%	Morgan Stanley & Co. LLC	(3,815,000) JPY	1,905
Nomura Real Estate Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(918,500) JPY	(114)
Nomura Research Institute Ltd.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(2,752,285) JPY	(18)
NORBIT ASA	07/21/26	M	2.77%	Morgan Stanley & Co. LLC	(403,564) NOK	582
Norconsult Norge AS	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(41,357) NOK	(203)
Nordea Bank Abp	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(727,652) EUR	10,209

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nordnet AB publ	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(466,192) SEK	$(1,783)
Norion Bank AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(189,352) SEK	367
Northern Oil & Gas, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,091) USD	1,327
Northern Star Resources Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(401,641) AUD	26,814
Norwegian Cruise Line Holdings Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(847,188) USD	(33,605)
Nova Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(65,307) USD	4,498
Novagold Resources, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,427) USD	1,983
Novanta, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(182,278) USD	(7,705)
Novartis AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(430,242) CHF	(26,580)
Novartis AG	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(373,368) USD	(19,530)
Novartis AG	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(771,755) USD	(40,368)
Novo Nordisk A/S	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,121,674) USD	(50,363)
Novo Nordisk A/S	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,153) USD	(8)
Novonesis Novozymes B	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(2,759,106) DKK	(21,191)
NP3 Fastigheter AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(74,217) SEK	(210)
NRG Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,361) USD	(122)
NTG Nordic Transport Group AS	07/21/26	M	1.44%	Morgan Stanley & Co. LLC	(50,410) DKK	(168)
NTT, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(42,106,176) JPY	(1,138)
NU Holdings Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(655,846) USD	(29,228)
Nucor Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(48,006) USD	4,347
Nurix Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,060) USD	(5,733)
NuScale Power Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(486,906) USD	52,416
Nutanix, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(153,394) USD	(14,316)
nVent Electric PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(259,919) USD	20,769
NVIDIA Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(216,727) USD	(1,971)
NVIDIA Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(306,264) USD	2,528
OBIC Business Consultants Co., Ltd.	07/21/26	M	0.67%	Morgan Stanley & Co. LLC	(2,287,295) JPY	(952)
OC Oerlikon Corp. AG Pfaeffikon	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(43,190) CHF	(2,079)
Occidental Petroleum Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,034,772) USD	58,660
Oceaneering International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,908) USD	(2,741)
Ocular Therapeutix, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(68,803) USD	1,035
Odakyu Electric Railway Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(976,800) JPY	(155)
Oddity Tech Ltd.	07/21/26	M	1.75%	Morgan Stanley & Co. LLC	(52,971) USD	(11,287)
Odyssey Therapeutics, Inc.	07/21/26	M	5.05%	Morgan Stanley Capital Services LLC	(155,449) USD	(3,286)
OGE Energy Corp.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(625,258) USD	5,962
Oklo, Inc.	07/21/26	M	2.95%	Morgan Stanley Capital Services LLC	(500,627) USD	(11,056)
Oklo, Inc.	07/21/26	M	3.00%	Morgan Stanley & Co. LLC	(292,058) USD	30,356
Okta, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(370,080) USD	(65,468)
Old Dominion Freight Line, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(70,466) USD	937
Old National Bancorp	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(136,304) USD	(4,851)
Old Republic International Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(640,130) USD	(30,139)
Olema Pharmaceuticals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,900) USD	(3,238)
Ollie’s Bargain Outlet Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(34,759) USD	(1,759)
Olympus Corp.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(13,805,596) JPY	(1,909)
Omega Healthcare Investors, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,612) USD	(836)
Omnicell, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(136,811) USD	(10,045)
Omnicell, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,731) USD	(1,008)
Omnicom Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(115,239) USD	95
Omnicom Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(352,520) USD	(1,361)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Omron Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(32,945,400) JPY	$7,466
On Holding AG	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,684) USD	408
Once Upon a Farm PBC	07/21/26	M	1.30%	Morgan Stanley Capital Services LLC	(759,873) USD	(201)
ONEOK, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(430,501) USD	(3,243)
OneSpaWorld Holdings Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(323,926) USD	(13,626)
OneSpaWorld Holdings Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,084) USD	(1,308)
Open Text Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(150,627) CAD	(11,430)
Oracle Corp Japan	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(7,601,400) JPY	620
Oracle Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,517,777) USD	222,275
Oracle Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(281,337) USD	45,832
Orange SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(1,313,716) EUR	32,028
Oriental Land Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(33,444,000) JPY	(13,593)
Orion OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(111,244) EUR	(6,300)
ORIX Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(20,103,500) JPY	5,558
Orkla ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(806,293) NOK	(2,674)
Ormat Technologies, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,164,000) USD	83,712
Oruka Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,699,624) USD	(76,819)
Oruka Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,781) USD	(548)
Oscar Health, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(251,352) USD	176
Oshkosh Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(85,251) USD	(6,837)
OSI Systems, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(144,054) USD	368
Otis Worldwide Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(122,726) USD	(68)
Ottobock SE & Co.	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(4,284) EUR	73
Ouster, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,210) USD	(16,250)
Outfront Media, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(153,362) USD	(7,359)
Outokumpu OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(145,160) EUR	17,899
Owens Corning	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(44,785) USD	(7,830)
OXB	07/21/26	M	1.60%	Morgan Stanley & Co. LLC	(7,616) GBP	(376)
Oxford Nanopore Technologies PLC	07/21/26	M	1.98%	Morgan Stanley & Co. LLC	(5,991) GBP	(765)
Pacific Metals Co., Ltd.	07/21/26	M	1.77%	Morgan Stanley & Co. LLC	(1,856,000) JPY	647
Packaging Corp of America	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(146,503) USD	(2,661)
PACS Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(903,723) USD	(116,524)
PACS Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(48,837) USD	(6,297)
Pagegroup PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,427) GBP	(234)
PagerDuty, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,142) USD	(367)
Paladin Energy Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(153,932) AUD	4,323
Palantir Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(91,878) USD	(2,391)
Palo Alto Networks, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,394,068) USD	(243,851)
Palomar Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(23,541) USD	(2,622)
Palvella Therapeutics, Inc.	07/21/26	M	2.90%	Morgan Stanley Capital Services LLC	(1,504,029) USD	(51,831)
Pan African Resources PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,197) GBP	1,526
Pan Pacific International Holdings Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,311,498) JPY	(309)
Panasonic Holdings Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(47,883,700) JPY	(12,157)
Papa John’s International, Inc.	07/21/26	M	2.80%	Morgan Stanley & Co. LLC	(109,812) USD	(7,484)
Par Pacific Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(814,401) USD	(80,244)
Par Pacific Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(49,559) USD	(4,838)
PAR Technology Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,469) USD	(1,736)
Parabilis Medicines, Inc.	07/21/26	M	6.05%	Morgan Stanley Capital Services LLC	(47,431) USD	984

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Park24 Co. Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(7,511,000) JPY	$159
Parker-Hannifin Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,311,707) USD	(11,689)
Parsons Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(57,946) USD	(4,451)
Pattern Group, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(597,663) USD	(43,498)
Patterson-UTI Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(74,827) USD	7,483
Paycom Software, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(232,500) USD	(3,779)
PayPal Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(323,605) USD	(6,420)
PayPal Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(40,816) USD	(810)
PayPay Corp	07/21/26	M	0.55%	Morgan Stanley Capital Services LLC	(1,607,688) USD	12,214
PBF Energy, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(189,917) USD	5,243
PDD Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(702,678) USD	16,463
PDF Solutions, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(894,116) USD	(6,828)
Pebblebrook Hotel Trust	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(340,147) USD	2,898
Pegasystems, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(783,292) USD	(15,349)
Peloton Interactive, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(223,565) USD	(1,505)
Peloton Interactive, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(51,883) USD	(4,475)
Penguin Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(38,998) USD	(4,632)
Penn Entertainment, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(187,699) USD	(4,776)
Pennon Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,772) GBP	(95)
PennyMac Financial Services, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,117) USD	(1,655)
Penske Automotive Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(100,975) USD	(2,279)
Pentair PLC	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(217,226) USD	(1,178)
Pentair PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(40,865) USD	(1,452)
Penta-Ocean Construction Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(5,256,000) JPY	562
PepsiCo, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(961,753) USD	36,294
Performance Food Group Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(429,525) USD	(38,427)
Performance Food Group Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(219,175) USD	(19,608)
Perimeter Solutions, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(829,182) USD	35,613
Permian Resources Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(37,829) USD	1,175
Pernod Ricard SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(82,016) EUR	(201)
Perpetua Resources Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(23,990) USD	3,064
Persol Holdings Co., Ltd.	07/21/26	M	0.85%	Morgan Stanley & Co. LLC	(935,949) JPY	(178)
Pfizer, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,054,388) USD	42,041
Pfizer, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(97,035) USD	3,869
Philip Morris International, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(144,271) USD	(95)
Piaggio & C SpA	07/21/26	M	1.82%	Morgan Stanley & Co. LLC	(1,245) EUR	24
PicS NV	07/21/26	M	2.20%	Morgan Stanley Capital Services LLC	(591,749) USD	(12)
Pinewood Technologies Group PLC	07/21/26	M	1.60%	Morgan Stanley & Co. LLC	(25,171) GBP	(2,294)
Ping An Healthcare & Technology Co., Ltd.	07/21/26	M	0.25%	Morgan Stanley & Co. LLC	(141,376) HKD	1,240
Pinnacle Financial Partners, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(361,478) USD	328
Pinnacle Financial Partners, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(60,776) USD	(2,778)
Pinnacle Investment Management Group Ltd.	07/21/26	M	4.00%	Morgan Stanley & Co. LLC	(24,055) AUD	(469)
Pinterest, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(828,214) USD	(58,074)
Piper Sandler Cos.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,504) USD	981
Plains All American Pipeline LP	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(22,296) USD	(810)
Plains GP Holdings LP	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(16,835) USD	(663)
Planet Fitness, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(277,237) USD	(1,247)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Planet Labs PBC	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(335,447) USD	$(1,518)
Plexus Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(71,398) USD	740
Plug Power, Inc.	07/21/26	M	2.83%	Morgan Stanley Capital Services LLC	(210,937) USD	(1,281)
PNC Financial Services Group, Inc. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(246,445) USD	(12,086)
POET Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(31,916) USD	840
Pool Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(108,948) USD	(10,751)
Porsche Automobil Holding SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(172,341) EUR	20,178
Powell Industries, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(519,874) USD	36,212
Powell Industries, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,774) USD	1,029
Power Integrations, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,733) USD	3,260
PPG Industries, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(116,079) USD	(1,936)
PRADA SpA	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(494,705) HKD	(1,769)
Predictive Discovery Ltd.	07/21/26	M	2.23%	Morgan Stanley & Co. LLC	(26,894) AUD	4,238
Premier Foods PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,360) GBP	(694)
Premium Brands Holdings Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(12,826) CAD	30
Prestige Consumer Healthcare, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(567,044) USD	(20,853)
Prestige Consumer Healthcare, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(74,100) USD	(2,950)
PriceSmart, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(48,673) USD	(3,288)
Primo Brands Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,235) USD	(86)
Primoris Services Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(217,410) USD	14,908
Principal Financial Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,261) USD	1,125
PRIO SA/Brazil	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(217,708) BRL	3,371
Privia Health Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,893) USD	(810)
Pro Medicus Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(66,538) AUD	(7,796)
Procore Technologies, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(169,609) USD	(4,164)
Procore Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,745) USD	(282)
Procter & Gamble Co. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(896,122) USD	6,311
Procter & Gamble Co. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,044,836) USD	7,358
Progyny, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(233,129) USD	(423)
Prologis, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(138,715) USD	8,258
Prologis, Inc.	07/21/26	M	3.62%	Citibank N.A.	(300,264) USD	(73)
ProPetro Holding Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,697) USD	1,522
ProSiebenSat.1 Media SE	07/21/26	M	0.94%	Morgan Stanley & Co. LLC	(10,679) EUR	714
Prosperity Bancshares, Inc.	07/21/26	M	2.95%	Morgan Stanley & Co. LLC	(21,900) USD	(447)
Prosus NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(221,855) EUR	(1,451)
Protagonist Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(58,922) USD	(3,839)
Provident Financial Services, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,673) USD	(183)
Prudential Financial, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(168,883) USD	188
Prudential plc	07/21/26	M	1.40%	Morgan Stanley & Co. LLC	(34,829) USD	271
Public Storage	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(166,271) USD	1,068
Publicis Groupe SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(478,343) EUR	6,784
Puig Brands SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(155,395) EUR	(2,524)
Puma SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(36,231) EUR	2,249
PureCycle Technologies, Inc.	07/21/26	M	1.05%	Morgan Stanley Capital Services LLC	(665,701) USD	(22,392)
Puuilo OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(8,361) EUR	(240)
PVH Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(75,129) USD	2,651
Q2 Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(97,901) USD	(13,979)
Q2 Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(20,624) USD	(2,945)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qantas Airways Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(193,597) AUD	$(6,936)
QBE Insurance Group Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(127,891) AUD	(2,518)
Qfin Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,359) USD	(281)
Qiagen NV	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(61,059) USD	(4,746)
QT Group OYJ	07/21/26	M	0.32%	Morgan Stanley & Co. LLC	(16,860) EUR	382
Quaker Chemical Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,847) USD	(704)
QUALCOMM, Inc.	07/21/26	M	3.62%	Citibank N.A.	(1,229,548) USD	205,627
Qualys, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(556,331) USD	(148,580)
Quanta Computer, Inc.	07/21/26	M	13.37%	Morgan Stanley Capital Services LLC	(36,023) USD	1,368
Quanta Services, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(877,066) USD	23,818
Quantinuum, Inc.	07/21/26	M	0.65%	Morgan Stanley Capital Services LLC	(5,685,300) USD	(381,852)
QuantumScape Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(40,076) USD	151
Quest Diagnostics, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(226,391) USD	1,088
QuidelOrtho Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(23,998) USD	(9,981)
QXO, Inc.	07/21/26	M	1.95%	Morgan Stanley & Co. LLC	(130,137) USD	(4,475)
QXO, Inc.	07/21/26	M	1.95%	Morgan Stanley Capital Services LLC	(581,313) USD	(18,752)
R&S Group Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(108,029) CHF	(1,945)
RadNet, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(78,958) USD	(8,305)
Raia Drogasil SA	07/21/26	M	10.79%	Morgan Stanley & Co. LLC	(38,214) BRL	(9)
Rakuten Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(9,822,900) JPY	(3,534)
Ralliant Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(364,185) USD	1,557
Ramaco Resources, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(80,822) USD	1,085
Rambus, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(50,386) USD	2,732
Ramsay Health Care Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(108,321) AUD	(7,894)
Randstad NV	07/21/26	M	1.06%	Morgan Stanley & Co. LLC	(138,336) EUR	6,696
Range Resources Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(242,123) USD	(2,699)
Rasa Industries Ltd.	07/21/26	M	0.63%	Morgan Stanley & Co. LLC	(733,500) JPY	684
Rathbones Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,316) GBP	338
Ratos AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(102,931) SEK	(92)
Rayonier, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,362) USD	(129)
RB Global, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(287,978) USD	(20,731)
RBC Bearings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(72,967) USD	189
REA Group Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(109,159) AUD	(1,876)
RealReal, Inc. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(18,636) USD	845
Realty Income Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(158,053) USD	(3,600)
Reckitt Benckiser Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(143,161) GBP	(8,176)
Red Cat Holdings, Inc.	07/21/26	M	2.75%	Morgan Stanley Capital Services LLC	(265,879) USD	(6,271)
Red Rock Resorts, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,115) USD	(1,518)
Rede D’Or Sao Luiz SA	07/21/26	M	10.79%	Morgan Stanley & Co. LLC	(117,525) BRL	(592)
Redwire Corp.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(2,370,606) USD	(46,947)
Regal Rexnord Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(273,604) USD	(8,175)
Regency Centers Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,719) USD	(145)
Regeneron Pharmaceuticals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,950) USD	(486)
Relay Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(269,317) USD	(556)
Relay Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(22,722) USD	(1,826)
Reliance, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(35,507) USD	2,630
Relmada Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(361,270) USD	(9,546)
RELX PLC	07/21/26	M	2.96%	Morgan Stanley Capital Services LLC	(48,492) GBP	(1,510)
RELX PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(442,786) GBP	(13,791)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Remitly Global, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(335,704) USD	$(28,436)
Remy Cointreau SA	07/21/26	M	0.29%	Morgan Stanley & Co. LLC	(86,018) EUR	3,221
Renasant Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(46,026) USD	(470)
RENK Group AG	07/21/26	M	0.31%	Morgan Stanley & Co. LLC	(447,454) EUR	27,436
Rentokil Initial PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,658) GBP	92
Repligen Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(104,673) USD	(8,162)
Resideo Technologies, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(608,506) USD	(2,764)
Resideo Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,090) USD	16
ResMed, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(393,577) USD	(11,189)
Resona Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(24,976,000) JPY	7,583
Restaurant Brands International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(68,934) USD	(530)
Revolution Medicines, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,253,310) USD	(17,947)
Revolution Medicines, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(552,645) USD	(71,560)
Revvity, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(231,651) USD	(438)
Revvity, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(457,961) USD	(56,505)
Rexel SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(21,646) EUR	24
Rexford Industrial Realty, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(64,738) USD	(252)
Rheinmetall AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(1,778,209) EUR	285,286
Rigaku Holdings Corp.	07/21/26	M	1.52%	Morgan Stanley & Co. LLC	(14,825,200) JPY	10,113
Rigetti Computing, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(382,959) USD	36,899
Rio Tinto Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(369,051) AUD	3,202
Rio Tinto plc	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(823,297) USD	36,707
Rio Tinto PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(179,861) GBP	12,093
Riot Platforms, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(62,328) USD	2,721
Robert Half, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(281,113) USD	(38)
Roche Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(1,593) CHF	(84)
Rocket Cos., Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,523) USD	(5,876)
Rockwool AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(1,381,450) DKK	6,803
Rohm Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(10,227,600) JPY	2,036
Rohto Pharmaceutical Co. Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(927,000) JPY	(168)
Root, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,516) USD	(524)
Rosebank Industries PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(23,464) GBP	(1,662)
Ross Stores, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,502) USD	458
Royal Caribbean Cruises Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(964,286) USD	(25,455)
Royal Unibrew AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(194,335) DKK	(1,342)
RTX Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(842,964) USD	(36,624)
Rubrik, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(247,208) USD	(34,174)
Rush Enterprises, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,824) USD	(95)
RXO, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,371) USD	(5,441)
Ryan Specialty Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,369) USD	(161)
Ryanair Holdings plc	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(39,869) USD	(1,182)
Ryder System, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,217) USD	40
Ryman Hospitality Properties, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(72,217) USD	(1,956)
S&P Global, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(168,659) USD	54
Saab AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,343,514) SEK	48
Sable Offshore Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,340) USD	12,983
Sacyr SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(261,959) EUR	11,322
SAF-Holland SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(6,757) EUR	(99)
Sagax AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(972,595) SEK	(4,059)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sage Group PLC (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(34,670) GBP	$(803)
Saia, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(343,592) USD	(2,602)
SailPoint, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(572,792) USD	(48,267)
SailPoint, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(69,921) USD	(10,540)
Salmar ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(2,664,966) NOK	38,685
Salzgitter AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(70,015) EUR	9,259
Sam Chun Dang Pharm Co., Ltd.	07/21/26	M	0.17%	Morgan Stanley & Co. LLC	(1,932,000) KRW	70
Samsara, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,478) USD	(143)
Samsung Biologics Co., Ltd.	07/21/26	M	2.63%	Morgan Stanley Capital Services LLC	(11,338) USD	(415)
Samsung C&T Corp.	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(8,320,000) KRW	416
Samsung Electronics Co., Ltd.	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(1,047,420,500) KRW	18,579
Samsung Episholdings Co., Ltd.	07/21/26	M	0.25%	Morgan Stanley Capital Services LLC	(1,430) USD	31
Samsung Fire & Marine Insurance Co., Ltd.	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(6,165,000) KRW	347
Samsung Life Insurance Co., Ltd.	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(34,688,500) KRW	2,114
Samsung SDI Co. Ltd.	07/21/26	M	3.27%	Morgan Stanley Capital Services LLC	(77,223) USD	6,146
Sandoz Group AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(406,155) CHF	(25,814)
Sands China Ltd.	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(379,960) HKD	1,728
Sandvik AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(3,968,595) SEK	4,636
Sanlorenzo SpA	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(11,808) EUR	402
Sanrio Co., Ltd.	07/21/26	M	0.19%	Morgan Stanley & Co. LLC	(28,837,750) JPY	(28,982)
SAP SE	07/21/26	M	2.80%	Morgan Stanley & Co. LLC	(79,164) USD	(356)
Sartorius Stedim Biotech	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(333,838) EUR	(46,119)
Sasol Ltd.	07/21/26	M	2.65%	Morgan Stanley & Co. LLC	(10,096) USD	1,278
SATS ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(279,144) NOK	(311)
SBA Communications Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,254) USD	490
Scandic Hotels Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,618,683) SEK	281
Scatec ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(176,640) NOK	212
Schaeffler AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(206,384) EUR	17,462
Schneider Electric SE	07/21/26	M	0.30%	Morgan Stanley Capital Services LLC	(112,932) EUR	2,727
Schneider Electric SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(868,882) EUR	21,579
Science Applications International Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(226,960) USD	67
Science Applications International Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,557) USD	(932)
Scotts Miracle-Gro Co. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(23,579) USD	(2,030)
Scout24 SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(39,393) EUR	323
Sdiptech AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(65,636) SEK	17
Sea Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(74,460) USD	(1,150)
Sea Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,681) USD	(1,301)
Seacoast Banking Corp. of Florida	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,643) USD	(1,978)
Seadrill Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(382,064) USD	4,696
Seaport Therapeutics, Inc.	07/21/26	M	3.25%	Morgan Stanley Capital Services LLC	(809,746) USD	(19,524)
SEB SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(21,875) EUR	1,647
Secom Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,557,000) JPY	601

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Secunet Security Networks AG	07/21/26	M	0.18%	Morgan Stanley & Co. LLC	(8,641) EUR	$422
Securitas AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,264,572) SEK	(13,399)
Sega Sammy Holdings, Inc.	07/21/26	M	0.67%	Morgan Stanley & Co. LLC	(2,824,644) JPY	(326)
Sekisui Chemical Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(22,221,000) JPY	(7,654)
Select Water Solutions, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(831,465) USD	(16,127)
Select Water Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,911) USD	(438)
Selective Insurance Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,329) USD	(1,796)
Sensata Technologies Holding PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,367) USD	2,020
Sensient Technologies Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,699) USD	(1,001)
Service Corp. International/US	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(55,602) USD	(2,128)
ServiceTitan, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,414) USD	(41)
Severn Trent PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(63,807) GBP	(2,039)
Sezzle, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(109,529) USD	(10,612)
SG Holdings Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(13,874,400) JPY	(3,883)
SGH Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(72,694) AUD	(2,353)
SGS SA	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(407,963) CHF	(21,683)
Shake Shack, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(98,042) USD	(497)
Shandong Weigao Group Medical Polymer Co. Ltd.	07/21/26	M	0.25%	Morgan Stanley & Co. LLC	(39,674) HKD	37
Shanghai Electric Group Co., Ltd.	07/21/26	M	1.87%	Morgan Stanley & Co. LLC	(15,240) HKD	210
SharkNinja, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(663,010) USD	(65,602)
Shawbrook Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,673) GBP	(80)
Shibaura Mechatronics Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(3,356,500) JPY	183
Shimamura Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,911,500) JPY	(626)
Shimano, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(25,890,000) JPY	(760)
Shin-Etsu Chemical Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(29,958,700) JPY	5,537
Shionogi & Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(8,436,000) JPY	624
Shiseido Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(21,829,369) JPY	(6,170)
Shoals Technologies Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(146,120) USD	(321)
Shoals Technologies Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(20,928) USD	1,990
Siegfried Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(56,759) CHF	(2,208)
Siemens Energy AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(342,847) EUR	5,306
Siemens Healthineers AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(561,936) EUR	6,794
SIG Group AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(128,878) CHF	(14,244)
Sigma Healthcare Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(384,786) AUD	1,026
Signet Jewelers Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(191,376) USD	(3,349)
Signet Jewelers Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(213,703) USD	1,306
Sika AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(544,320) CHF	(12,210)
Silgan Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(25,919) USD	(2,796)
Silvercorp Metals, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(26,873) USD	381
Simcere Pharmaceutical Group Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(92,500) HKD	(805)
Simon Property Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(21,672) USD	(917)
Simply Good Foods Co., (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(15,353) USD	(1,606)
Sinbon Electronics Co., Ltd.	07/21/26	M	0.40%	Morgan Stanley & Co. LLC	(666,000) TWD	41
Sinch AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,365,733) SEK	(16,605)
Sinfonia Technology Co., Ltd.	07/21/26	M	0.63%	Morgan Stanley & Co. LLC	(16,640,000) JPY	2,444
Sino Land Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(148,540) HKD	551
Sinotruk Hong Kong Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(365,160) HKD	4,553
Sionna Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(364,020) USD	(9,191)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sirius Real Estate Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,146) GBP	$79
Sirius XM Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(869,772) USD	(49,808)
SITC International Holdings Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(160,100) HKD	356
SiTime Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,324,738) USD	13,298
SiTime Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(23,347) USD	234
Six Flags Entertainment Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(92,907) USD	5,768
SK Biopharmaceuticals Co., Ltd.	07/21/26	M	2.87%	Morgan Stanley Capital Services LLC	(4,857) USD	(26)
SK Innovation Co., Ltd.	07/21/26	M	1.76%	Morgan Stanley Capital Services LLC	(10,091) USD	531
SK Square Co., Ltd.	07/21/26	M	2.32%	Morgan Stanley & Co. LLC	(584,794,557) KRW	38,199
SKAN Group AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(13,776) CHF	(2,229)
Skandinaviska Enskilda Banken AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(1,107,683) SEK	1,481
Skeena Resources Ltd	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(44,697) CAD	1,478
SKF AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(262,618) SEK	36
SKY Perfect JSAT Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(1,294,000) JPY	1,290
Skylark Holdings Co., Ltd.	07/21/26	M	0.58%	Goldman Sachs & Co.	(215,458,100) JPY	(44,236)
Skyward Specialty Insurance Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,413) USD	(2,876)
Skyworks Solutions, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(478,944) USD	52,685
Skyworks Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,723) USD	520
SL Green Realty Corp.	07/21/26	M	2.95%	Morgan Stanley & Co. LLC	(60,525) USD	(2,686)
SLB Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(66,746) USD	2,032
Slide Insurance Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,584) USD	(2,522)
SLM Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(45,886) USD	(6,228)
SMA Solar Technology AG	07/21/26	M	0.93%	Morgan Stanley & Co. LLC	(13,029) EUR	(1,426)
Smartfit Escola de Ginastica e Danca SA	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(111,176) BRL	(865)
Smartstop Self Storage REIT, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,286) USD	(27)
SMC Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(22,272,000) JPY	2,853
SMCP SA	07/21/26	M	0.44%	Morgan Stanley & Co. LLC	(9,563) EUR	81
Smiths Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,505) GBP	42
Smurfit WestRock PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(471,458) USD	(10,571)
Snap, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(321,831) USD	13,207
Snap-on, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(115,647) USD	(3,463)
Societe Generale SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(111,277) EUR	2,346
Sodexo SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(551,915) EUR	(8,001)
Sofina SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(40,752) EUR	719
SoftBank Group Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(73,164,400) JPY	75,337
Softwareone Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(38,741) CHF	934
SOITEC	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(115,210) EUR	11,883
Sojitz Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,884,800) JPY	639
Solaris Energy Infrastructure, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(73,049) USD	1,520
Solstice Advanced Materials, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(869,065) USD	(16,492)
Solv Energy, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(5,150,401) USD	95,644
Somnigroup International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(114,328) USD	(8,524)
Sonic Healthcare Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(35,500) AUD	(1,210)
Sonoco Products Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,921) USD	(8,830)
Sonos, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(48,387) USD	2,669

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sony Financial Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(9,216,900) JPY	$(1,258)
Sony Group Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(895,763) USD	(25,252)
Sotera Health Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(27,797) USD	(3,550)
Southern Copper Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(601,579) USD	(5,021)
Southern Copper Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(519,214) USD	42,787
Southstate Bank Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(483,864) USD	748
Southstate Bank Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(58,084) USD	(1,656)
Southwest Airlines Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(118,199) USD	(427)
Space Exploration Technologies Corp.	07/21/26	M	3.00%	Morgan Stanley Capital Services LLC	(27,925,887) USD	(2,194,168)
SpareBank 1 Sor-Norge ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(351,809) NOK	240
Sparebanken Norge	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(141,495) NOK	205
SPIE SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(266,539) EUR	4,425
Spirax Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(90,471) GBP	2,246
Sportradar Group AG	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(73,577) USD	(1,932)
Spotify Technology SA	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,054,185) USD	482
SPS Commerce, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,170) USD	(175)
SPX Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(183,822) USD	925
Spyre Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(3,391,574) USD	1,954
Spyre Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(21,870) USD	2,516
SS&C Technologies Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(528,139) USD	24,976
SSAB AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(108,034) SEK	720
SSE PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(434,073) GBP	(20,210)
SSP Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(80,247) GBP	(2,292)
St. Galler Kantonalbank AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(21,875) CHF	(736)
Stabilus SE	07/21/26	M	1.43%	Morgan Stanley & Co. LLC	(2,377) EUR	151
Stadler Rail AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(23,917) CHF	561
STAG Industrial, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(38,811) USD	523
Standard Life PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(94,635) GBP	(1,200)
Standardaero, Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(2,722,116) USD	(120,650)
StandardAero, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(182,186) USD	(17,673)
Standex International Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(93,707) USD	(10,374)
Stanley Black & Decker, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(173,319) USD	703
Stanley Black & Decker, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(160,191) USD	(14,495)
Starbucks Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(786,449) USD	8,170
Starbucks Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(593,289) USD	(12,085)
State Street Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(683,201) USD	16,165
Steel Dynamics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(108,925) USD	9,340
StepStone Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(44,414) USD	4,006
Sterling Infrastructure, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(168,405) USD	(1,146)
Steven Madden Ltd.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(446,187) USD	6,578
Steven Madden Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,313) USD	432
Stillfront Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(217,221) SEK	(330)
STMicroelectronics NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(897,389) EUR	67,047
Stoke Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,565) USD	(767)
StoneCo Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(54,914) USD	(511)
StoneX Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(123,384) USD	18,038
Stora Enso OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(118,224) EUR	5,331
Storskogen Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(458,764) SEK	1,705

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Straumann Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(241,462) CHF	$(2,439)
Stride, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(433,703) USD	1,555
Stroeer SE & Co., KGaA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(68,547) EUR	1,378
Structure Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(429,931) USD	(25,405)
Suja Life, Inc.	07/21/26	M	4.90%	Morgan Stanley Capital Services LLC	(172,902) USD	497
Sulzer AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(43,944) CHF	2,752
Sumitomo Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(36,338,400) JPY	8,189
Sumitomo Electric Industries Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(1,350,000) JPY	880
Sumitomo Forestry Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,698,850) JPY	(1,377)
Sumitomo Heavy Industries Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(4,465,600) JPY	2,213
Sumitomo Mitsui Financial Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(13,290,000) JPY	3,339
Sumitomo Mitsui Financial Group, Inc.	07/21/26	M	2.80%	Morgan Stanley & Co. LLC	(256,852) USD	14,403
Sumitomo Mitsui Financial Group, Inc.	07/21/26	M	2.80%	Morgan Stanley Capital Services LLC	(580,521) USD	33,630
Sumitomo Rubber Industries Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(7,873,250) JPY	3,109
Summit Therapeutics, Inc.	07/21/26	M	2.95%	Morgan Stanley & Co. LLC	(61,247) USD	(1,244)
Sun Communities, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,893) USD	(26)
Sun Hung Kai Properties Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(511,200) HKD	410
Sunbelt Rentals Holdings, Inc.	07/21/26	M	3.05%	Morgan Stanley & Co. LLC	(17,272) USD	(158)
Sunrun, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,058) USD	(20)
Suntory Beverage & Food Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(1,743,200) JPY	(425)
Super Micro Computer, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,548,437) USD	59,933
Surgery Partners, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(75,325) USD	(11,648)
Svenska Cellulosa AB SCA	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(442,144) SEK	1,224
SWCC Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,946,000) JPY	1,131
Swedish Orphan Biovitrum AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(2,566,941) SEK	(10,355)
Sweetgreen, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,954) USD	(468)
Swire Pacific Ltd.	07/21/26	M	1.00%	Morgan Stanley & Co. LLC	(407,250) HKD	(301)
Swire Properties Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(77,976) HKD	(39)
Swiss Life Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(399,610) CHF	995
Swiss Prime Site AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(367,954) CHF	(853)
Swiss Re AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(551,286) CHF	(21,545)
Swisscom AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(174,925) CHF	2,835
Swissquote Group Holding SA	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(199,540) CHF	5,809
Symbotic, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(983,577) USD	(65,241)
Symrise AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(56,515) EUR	(628)
Synopsys, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(552,386) USD	22,008
Synsam AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(315,854) SEK	943
Sysmex Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(24,177,300) JPY	(7,832)
T1 Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(182,073) USD	16,106
TAG Immobilien AG	07/21/26	M	1.51%	Morgan Stanley & Co. LLC	(357,034) EUR	(17,965)
Taiheiyo Cement Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(6,309,000) JPY	1,831
Taisei Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(25,219,500) JPY	4,618
Taiwan Business Bank	07/21/26	M	0.98%	Morgan Stanley & Co. LLC	(69,800) TWD	(46)
Takeda Pharmaceutical Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(10,447,500) JPY	(2,682)
Takeda Pharmaceutical Co., Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,221) USD	(442)
Take-Two Interactive Software, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(83,610) USD	(3,633)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Take-Two Interactive Software, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(166,262) USD	$(7,225)
Talos Energy, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(497,962) USD	19,195
Talos Energy, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(25,055) USD	2,049
Tanger, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,895) USD	(26)
Tango Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(797,439) USD	1,778
Tango Therapeutics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(41,952) USD	(4,063)
Targa Resources Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(380,630) USD	(5,224)
Target Healthcare REIT PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,687) GBP	(189)
Target Hospitality Corp.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(4,364,810) USD	6,202
Taseko Mines Ltd	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(526,660) USD	(12,663)
Taseko Mines Ltd.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(38,967) CAD	306
TBC Bank Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(39,840) GBP	1,672
TCC Group Holdings Co., Ltd.	07/21/26	M	2.40%	Morgan Stanley & Co. LLC	(1,678,514) TWD	354
TeamViewer SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(62,845) EUR	21
Tecan Group AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(21,845) CHF	(965)
Technip Energies NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(261,811) EUR	17,185
Technology One Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(148,623) AUD	755
Technoprobe SpA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(36,309) EUR	3,247
Techtronic Industries Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(3,657,000) HKD	(32,962)
Tecnicas Reunidas SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(72,574) EUR	8,589
Tekscend Photomask Corp.	07/21/26	M	0.63%	Morgan Stanley & Co. LLC	(7,718,000) JPY	1,484
Teladoc Health, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(42,706) USD	(5,071)
Tele2 AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(4,267,600) SEK	14,559
Telecom Plus PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(15,841) GBP	4,682
Teledyne Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(77,081) USD	(6,281)
Teleflex, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(27,862) USD	(1,166)
Telefonaktiebolaget LM Ericsson	07/21/26	M	1.25%	Morgan Stanley Capital Services LLC	(566,132) USD	(1,447)
Telefonica SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(61,181) EUR	1,550
Teleperformance SE	07/21/26	M	0.41%	Morgan Stanley Capital Services LLC	(15,122) EUR	2,293
Teleperformance SE	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(40,803) EUR	6,187
Temenos AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(42,896) CHF	(1,151)
Tempus AI, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(103,834) USD	(21,874)
Tenable Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(214,723) USD	(915)
Tencent Music Entertainment Group	07/21/26	M	2.20%	Morgan Stanley & Co. LLC	(25,476) HKD	(94)
Tenet Healthcare Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(246,431) USD	(141)
Tenet Healthcare Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,798) USD	(550)
Terawulf, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(3,233,915) USD	90,420
Terawulf, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,018) USD	3,700
TerraVest Industries, Inc.	07/21/26	M	0.52%	Morgan Stanley & Co. LLC	(12,826) CAD	285
Terreno Realty Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(302,310) USD	93
Terreno Realty Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,138) USD	1
Terveystalo OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(33,818) EUR	(508)
Test Research, Inc.	07/21/26	M	3.02%	Morgan Stanley & Co. LLC	(2,450,000) TWD	3,739
Tetra Tech, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(24,028) USD	(1,540)
TETRA Technologies, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(370,451) USD	(14,066)
Teva Pharmaceutical Industries Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(63,337) USD	(3,305)
Texas Instruments, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(162,817) USD	16,763

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Texas Instruments, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(391,426) USD	$40,299
Texas Pacific Land Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(59,583) USD	(12,627)
TF Bank AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(104,582) SEK	255
TFI International, Inc.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(32,220) CAD	407
TGS ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(1,026,137) NOK	5,904
Thermo Fisher Scientific, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(40,369) USD	(3,249)
THK Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(4,098,000) JPY	2,333
Thomson Reuters Corp.	07/21/26	M	2.05%	Morgan Stanley & Co. LLC	(232,407) CAD	(11,086)
Thule Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(813,857) SEK	(1,940)
thyssenkrupp AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(95,856) EUR	1,473
Tidewater, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(76,640) USD	(317)
TietoEVRY OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(126,717) EUR	6,261
Timken Co. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(38,161) USD	87
Timken Co. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(87,312) USD	(2,060)
TKH Group NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(40,740) EUR	1,029
Tkms AG& Co., KGaA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(164,478) EUR	(5,893)
TKO Group Holdings, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,086,637) USD	(17,347)
TKO Group Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(135,320) USD	(2,778)
T-Mobile US, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(925,508) USD	63,376
Toast, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(494,953) USD	(72,631)
Tohoku Electric Power Co., Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(832,800) JPY	(138)
Tokmanni Group Corp.	07/21/26	M	0.94%	Morgan Stanley & Co. LLC	(13,784) EUR	(210)
Tokyo Keiki, Inc.	07/21/26	M	0.05%	Morgan Stanley & Co. LLC	(7,399,407) JPY	2,622
Tokyo Ohka Kogyo Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(9,132,000) JPY	(673)
Tokyo Stock Exchange TOPIX Insurance Index	07/21/26	M	0.52%	Morgan Stanley Capital Services LLC	(1,714,791,596) JPY	(222,624)
Tokyu Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(14,656,500) JPY	(2,718)
TOMRA Systems ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(1,139,482) NOK	2,595
Tongcheng Travel Holdings Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(225,664) HKD	2,451
TOPPAN Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(9,558,900) JPY	(1,455)
TotalEnergies SE	07/21/26	M	1.61%	Morgan Stanley Capital Services LLC	(46,949) EUR	2,455
TotalEnergies SE	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(154,725) USD	5,581
TOTO Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(13,041,000) JPY	5,235
Towa Corp.	07/21/26	M	0.10%	Morgan Stanley & Co. LLC	(13,664,400) JPY	2,980
Toyota Motor Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(27,689,150) JPY	1,095
Toyota Motor Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(405,965) USD	2,936
Toyota Tsusho Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(23,449,800) JPY	2,778
TPG, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(67,181) USD	1,044
Tractor Supply Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(67,214) USD	(273)
Tractor Supply Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(237,347) USD	(14,332)
Tradeweb Markets, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,588) USD	(172)
Trainline PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(36,019) GBP	2,225
TransMedics Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(206,218) USD	(747)
TransMedics Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(35,112) USD	4,227
TransUnion	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(92,606) USD	(166)
TransUnion	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(157,314) USD	(18,708)
Transurban Group	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(235,842) AUD	8,255
Travel + Leisure Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(134,286) USD	(3,059)
Travis Perkins PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(42,578) GBP	(1,147)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Trevi Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(466,493) USD	$(8,205)
Tri Chemical Laboratories, Inc.	07/21/26	M	0.63%	Morgan Stanley & Co. LLC	(14,578,000) JPY	9,103
Trigano SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(13,008) EUR	(717)
Trinity Industries, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(85,823) USD	1,344
Trip.com Group Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(600,100) HKD	8,923
TripAdvisor, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,469) USD	(1,143)
Tronox Holdings PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,400) USD	340
Tryg AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(273,580) DKK	688
Tsuruha Holdings, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(18,931,200) JPY	(5,078)
TTM Technologies, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(677,840) USD	(4,596)
TTM Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,285) USD	3,476
TUI AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(754,754) EUR	(2,323)
Turning Point Brands, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(16,825) USD	(2,087)
Tutor Perini Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(372,944) USD	(6,727)
Twilio, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(22,730) USD	(586)
Twist Bioscience Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(50,591) USD	(10,520)
Tyler Technologies, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(384,277) USD	(23,997)
Tyler Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(72,947) USD	(4,555)
Tyra Biosciences, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(2,351) USD	(140)
Tyson Foods, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(50,734) USD	(276)
U.S. Bancorp	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(354,482) USD	1,927
U.S. Foods Holding Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(234,219) USD	(23,962)
Uber Technologies, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,887,309) USD	32,075
Ubiquiti, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,720,387) USD	134,852
Ubiquiti, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(118,208) USD	9,266
UBS Group AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(670,904) CHF	26,197
UBS Group AG	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(316,199) USD	9,769
UBTech Robotics Corp., Ltd.	07/21/26	M	0.62%	Morgan Stanley & Co. LLC	(525,000) HKD	905
UDR, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(94,010) USD	(5,430)
UFP Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,965) USD	(1,496)
UGI Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(14,908) USD	(152)
U-Haul Holding Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(95,416) USD	(3,943)
U-Haul Holding Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(8,034) USD	(332)
UiPath, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(29,139) USD	(2,036)
UL Solutions, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,522,386) USD	(70,257)
Ultragenyx Pharmaceutical, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(21,802) USD	(3,274)
UMB Financial Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(77,919) USD	(3,312)
Umicore SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(140,760) EUR	12,935
Under Armour, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(302,067) USD	(3,241)
Under Armour, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(102,140) USD	(8,298)
Unicharm Corp.	07/21/26	M	0.58%	Goldman Sachs & Co.	(215,550,120) JPY	(16,419)
Uni-President Enterprises Corp.	07/21/26	M	1.15%	Morgan Stanley & Co. LLC	(520,100) TWD	(88)
United Internet AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(94,061) EUR	2,589
United Laboratories International Holdings Ltd. (The)	07/21/26	M	1.75%	Morgan Stanley & Co. LLC	(96,720) HKD	(594)
United Natural Foods, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(210,867) USD	(676)
United Parcel Service, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(419,845) USD	(1,018)
United States Lime & Minerals, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(4,909) USD	(10)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
United Utilities Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,000) GBP	$(901)
UnitedHealth Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(105,549) USD	394
UnitedHealth Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(607,987) USD	(13,380)
Uniti Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(6,104) USD	(147)
Unity Software, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(682,458) USD	(26,755)
Unity Software, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(79,873) USD	(4,238)
Universal Health Services, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(381,705) USD	(16,190)
Universal Music Group NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(322,644) EUR	(503)
Universal Technical Institute, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(68,561) USD	(4,661)
Up Fintech Holding Ltd.	07/21/26	M	2.94%	Morgan Stanley & Co. LLC	(15,115) USD	1,114
Upwork, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(5,261) USD	(349)
Uranium Energy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(237,418) USD	16,766
Urban Edge Properties	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,443) USD	(279)
UroGen Pharma Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(9,867) USD	(510)
USA Rare Earth, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(584,207) USD	(8,661)
V2X, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,466,018) USD	(64,399)
Vail Resorts, Inc.	07/21/26	M	2.95%	Morgan Stanley & Co. LLC	(141,958) USD	5,672
Vaisala OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(7,521) EUR	(360)
Valero Energy Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,945) USD	(816)
Valmet OYJ	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(170,833) EUR	8,128
Valvoline, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,679) USD	(196)
Var Energi ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(1,937,061) NOK	8,871
VAT Group AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(351,280) CHF	(1,077)
Vaudoise Assurances Holding SA	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(784) CHF	(2)
Vaxcyte, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(126,054) USD	(14,562)
Vend Marketplaces ASA	07/21/26	M	3.93%	Morgan Stanley & Co. LLC	(3,134,549) NOK	5,664
Ventas, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(259,987) USD	2,112
Ventas, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(198,549) USD	(13,772)
Ventia Services Group Pty., Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(13,534) AUD	692
Veolia Environnement SA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(497,184) EUR	(7,106)
Veracyte, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(32,552) USD	(3,390)
VeraDermics, Inc.	07/21/26	M	2.75%	Morgan Stanley Capital Services LLC	(2,616,781) USD	9,100
Veralto Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(267,609) USD	(471)
Verbio SE	07/21/26	M	0.06%	Morgan Stanley & Co. LLC	(4,675) EUR	108
VeriSign, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(156,620) USD	(1,359)
Verisk Analytics, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(146,661) USD	(15)
Verisk Analytics, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(53,063) USD	(3,310)
Verisure PLC	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(220,173) EUR	14,296
Verizon Communications, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,093,161) USD	11,797
Verizon Communications, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(1,223,314) USD	81,446
Vertex, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(77,520) USD	53
Vertex, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(26,556) USD	(2,259)
Vertiv Holdings Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(943,266) USD	44,274
Vertiv Holdings Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(506,871) USD	32,766
Vestas Wind Systems AS	07/21/26	M	1.72%	Morgan Stanley & Co. LLC	(272,542) DKK	(241)
VGP NV	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(59,822) EUR	(2,310)
Viasat, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(223,135) USD	(88,865)
Viatris, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(343,528) USD	(11,168)
Viavi Solutions, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,049,151) USD	23,501

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Viavi Solutions, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(91,427) USD	$8,963
VICI Properties, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(299,104) USD	1,320
Vicinity Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(89,351) AUD	(87)
Victoria’s Secret & Co.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(268,793) USD	(597)
Victory Capital Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(33,307) USD	1,196
Viking Holdings Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(222,011) USD	(10,252)
Vimian Group AB	07/21/26	M	0.11%	Morgan Stanley & Co. LLC	(64,818) SEK	11
Viper Energy, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,812,898) USD	14,205
Virbac SACA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(8,450) EUR	159
Viridian Therapeutics, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(153,333) USD	(2,519)
Viridien	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(66,871) EUR	5,198
Virtu Financial, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(569,884) USD	11,177
Virtu Financial, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,468) USD	197
Vishay Intertechnology, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,012,203) USD	161,080
Vistance Networks, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(237,515) USD	(372)
Visteon Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(62,040) USD	10,748
Vistry Group PLC	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(101,782) GBP	(7,063)
Vitec Software Group AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(545,530) SEK	(1,805)
Vitrolife AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(158,862) SEK	179
Viva Energy Group Ltd.	07/21/26	M	4.05%	Morgan Stanley & Co. LLC	(46,784) AUD	(220)
Vivara Participacoes SA	07/21/26	M	11.15%	Morgan Stanley & Co. LLC	(60,597) BRL	(1,106)
Vizsla Silver Corp.	07/21/26	M	1.70%	Morgan Stanley & Co. LLC	(23,064) CAD	1,075
Vnet Group, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(35,132) USD	2,096
Volkswagen AG	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(395,070) EUR	56,397
Volution Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,503) GBP	13
Vonovia SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(230,628) EUR	(9,230)
Vontobel Holding AG	07/21/26	M	0.39%	Morgan Stanley & Co. LLC	(20,099) CHF	(378)
Vossloh AG	07/21/26	M	2.07%	Morgan Stanley & Co. LLC	(37,737) EUR	75
Voya Financial, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(13,946) USD	276
Voyager Technologies, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(1,290,791) USD	(77,319)
Voyager Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(58,665) USD	3,937
VSE Corp.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(3,417,485) USD	(72,167)
VSE Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(131,917) USD	(7,925)
Vulcan Materials Co.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(56,802) USD	2,225
Wacker Chemie AG	07/21/26	M	0.93%	Morgan Stanley & Co. LLC	(86,184) EUR	8,705
Walt Disney Co. (The)	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(62,994) USD	335
Warby Parker, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(921,735) USD	(114,406)
Warby Parker, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(109,040) USD	(13,534)
Warehouses De Pauw CVA	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(86,815) EUR	(1,350)
Warner Music Group Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(3,654) USD	53
Wasion Holdings Ltd.	07/21/26	M	2.19%	Morgan Stanley & Co. LLC	(131,770) HKD	1,523
Waste Management, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(256,825) USD	(11,522)
WaterBridge Infrastructure LLC	07/21/26	M	2.80%	Morgan Stanley Capital Services LLC	(1,362,111) USD	(91,691)
Waters Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(397,054) USD	(18,116)
Watsco, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(326,466) USD	(16,087)
Watts Water Technologies, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(28,350) USD	(3,357)
Wavestone	07/21/26	M	0.68%	Morgan Stanley & Co. LLC	(14,929) EUR	756
Wayfair, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(691,120) USD	(59,977)
Wayfair, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(316,689) USD	(27,483)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Waystar Holding Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(70,954) USD	$(13,199)
Weatherford International PLC	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(268,142) USD	(2,845)
WEG SA	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(234,440) BRL	(1,666)
Weichai Power Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(1,599,000) HKD	32,803
Weir Group PLC (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(316,496) GBP	1,966
Welltower, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(1,125,548) USD	(82,613)
Welltower, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(172,332) USD	(12,649)
Wendel SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(35,748) EUR	216
Wendy’s Co., (The)	07/21/26	M	6.10%	Morgan Stanley & Co. LLC	(52,426) USD	(18,014)
WeRide, Inc.	07/21/26	M	2.95%	Morgan Stanley & Co. LLC	(7,522) USD	154
Werner Enterprises, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(30,482) USD	(2,052)
WESCO International, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(259,543) USD	17,052
Wesfarmers Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(167,573) AUD	(5,330)
West African Resources Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(10,853) AUD	1,161
West China Cement Ltd.	07/21/26	M	10.25%	Morgan Stanley & Co. LLC	(49,920) HKD	714
West Holdings Corp.	07/21/26	M	2.52%	Morgan Stanley & Co. LLC	(1,125,000) JPY	(458)
West Japan Railway Co.	07/21/26	M	0.67%	Morgan Stanley & Co. LLC	(12,615,298) JPY	(2,807)
West Pharmaceutical Services, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(694,369) USD	(61,685)
Western Union Co. (The)	07/21/26	M	3.05%	Morgan Stanley Capital Services LLC	(183,453) USD	(923)
Western Union Co. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(52,955) USD	(4,556)
Westgold Resources Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(20,597) AUD	940
Westinghouse Air Brake Technologies Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(388,557) USD	10,039
Westlake Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(9,788) USD	6
Westlake Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(21,982) USD	1,396
WEX, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(153,424) USD	(4,597)
WEX, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(58,132) USD	(4,935)
WH Smith PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(59,330) GBP	(838)
Whirlpool Corp.	07/21/26	M	3.10%	Morgan Stanley & Co. LLC	(62,705) USD	(4,900)
Whirlpool Corp.	07/21/26	M	3.10%	Morgan Stanley Capital Services LLC	(490,532) USD	(11,166)
WhiteHawk Minerals Corp.	07/21/26	M	8.15%	Morgan Stanley Capital Services LLC	(1,011,568) USD	(20,915)
Wihlborgs Fastigheter AB	07/21/26	M	1.41%	Morgan Stanley & Co. LLC	(305,356) SEK	974
Wiit SpA	07/21/26	M	1.06%	Morgan Stanley & Co. LLC	(17,108) EUR	(1,725)
Williams Cos., Inc. (The)	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(133,146) USD	2,085
Williams-Sonoma, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(164,120) USD	(5,111)
Willis Towers Watson PLC	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(267,722) USD	(2,534)
WillScot Holdings Corp.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(837,304) USD	2,413
WillScot Holdings Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(65,027) USD	381
Wingstop, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(58,307) USD	(6,201)
Winmark Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(10,235) USD	(765)
Wintrust Financial Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(25,546) USD	(812)
WisdomTree, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(11,551) USD	1,065
Wistron Corp.	07/21/26	M	4.12%	Morgan Stanley Capital Services LLC	(15,405) USD	478
Wix.com Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(163,840) USD	(13,738)
Woodside Energy Group Ltd	07/21/26	M	2.95%	Morgan Stanley & Co. LLC	(64,224) USD	2,747
Woodward, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(168,286) USD	(1,890)
Woolworths Group Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(519,885) AUD	(12,674)
Workday, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(170,055) USD	(1,578)
Workiva, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(244,568) USD	(13,457)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Workman Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(667,000) JPY	$(110)
Worldline SA/France	07/21/26	M	6.19%	Morgan Stanley & Co. LLC	(9,433) EUR	134
WP Carey, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(15,108) USD	93
WPP PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(191,632) GBP	36,593
WuXi AppTec Co., Ltd.	07/21/26	M	1.00%	Morgan Stanley & Co. LLC	(491,360) HKD	(10,186)
Wuxi Biologics Cayman, Inc.	07/21/26	M	0.53%	Morgan Stanley Capital Services LLC	(2,208,484,944) JPY	(250,237)
Wuxi Biologics Cayman, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(307,400) HKD	(5,281)
WuXi XDC Cayman, Inc.	07/21/26	M	1.25%	Morgan Stanley & Co. LLC	(72,240) HKD	(1,766)
Wyndham Hotels & Resorts, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(12,057) USD	(322)
Wynn Resorts Ltd.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(179,055) USD	11,284
XD, Inc.	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(494,640) HKD	1,442
X-Energy, Inc.	07/21/26	M	2.30%	Morgan Stanley Capital Services LLC	(1,586,399) USD	28,645
Xenon Pharmaceuticals, Inc.	07/21/26	M	3.31%	Morgan Stanley Capital Services LLC	(774,085) USD	(14,579)
Xiaomi Corp.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(2,149,032) HKD	22,369
Xinyi Solar Holdings Ltd.	07/21/26	M	1.62%	Morgan Stanley & Co. LLC	(542,400) HKD	5,895
Xometry, Inc.	07/21/26	M	3.23%	Morgan Stanley Capital Services LLC	(2,001,468) USD	(45,817)
XP, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(170,597) USD	(2,881)
XPeng, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(2,134,170) HKD	(1,038)
XPeng, Inc.	07/21/26	M	2.65%	Morgan Stanley & Co. LLC	(9,972) USD	82
XPLR Infrastructure LP	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(512,761) USD	(667)
XPS Pensions Group PLC	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(19,982) GBP	(128)
XtalPi Holdings Ltd.	07/21/26	M	0.00%	Morgan Stanley & Co. LLC	(376,880) HKD	(6,947)
Xvivo Perfusion AB	07/21/26	M	0.64%	Morgan Stanley & Co. LLC	(177,984) SEK	(930)
Xylem, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(58,347) USD	(48)
Xylem, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(53,426) USD	(3,078)
Yamaha Motor Co., Ltd.	07/21/26	M	0.10%	Morgan Stanley & Co. LLC	(6,134,638) JPY	(237)
Yamato Kogyo Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(1,242,500) JPY	126
YDUQS Participacoes SA	07/21/26	M	13.15%	Morgan Stanley & Co. LLC	(17,508) BRL	(173)
Yesway, Inc.	07/21/26	M	2.10%	Morgan Stanley Capital Services LLC	(519,823) USD	3,127
Yokogawa Electric Corp.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(2,832,248) JPY	(153)
Yokohama Financial Group, Inc.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(7,643,250) JPY	699
Yokohama Rubber Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(18,561,600) JPY	5,904
Ypsomed Holding AG	07/21/26	M	1.29%	Morgan Stanley & Co. LLC	(56,562) CHF	(4,426)
Yum! Brands, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(342,145) USD	(20,577)
Zai Lab Ltd.	07/21/26	M	0.25%	Morgan Stanley & Co. LLC	(175,518) HKD	(851)
Zalando SE	07/21/26	M	1.83%	Morgan Stanley & Co. LLC	(332,688) EUR	(1,804)
Zebra Technologies Corp.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(76,901) USD	(5,499)
Zenas Biopharma, Inc.	07/21/26	M	2.90%	Morgan Stanley Capital Services LLC	(430,711) USD	38
Zensho Holdings Co., Ltd.	07/21/26	M	0.66%	Morgan Stanley & Co. LLC	(10,511,200) JPY	(5,053)
Zhaojin Mining Industry Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(321,810) HKD	5,080
Zhuzhou CRRC Times Electric Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(20,320) HKD	29
Ziff Davis, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(7,976) USD	(1,241)
Zijin Gold International Co., Ltd.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(1,101,070) HKD	22,684
Zijin Mining Group Co., Ltd.	07/21/26	M	2.15%	Morgan Stanley & Co. LLC	(505,920) HKD	7,931
Zillow Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(135,555) USD	(3,163)
Zillow Group, Inc.	07/21/26	M	3.38%	Morgan Stanley Capital Services LLC	(739,534) USD	(29,523)
Zimmer Biomet Holdings, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(196,373) USD	2,670

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zip Co., Ltd.	07/21/26	M	4.04%	Morgan Stanley & Co. LLC	(255,264) AUD	$(22,368)
Zoetis, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(17,075) USD	907
Zoom Communications, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(215,657) USD	(5,037)
Zscaler, Inc.	07/21/26	M	3.43%	Morgan Stanley & Co. LLC	(200,605) USD	(27,635)
ZTO Express Cayman, Inc.	07/21/26	M	2.18%	Morgan Stanley & Co. LLC	(94,930) HKD	70

Total Sells						$(8,905,299)

Total OTC Total Return Swaps Outstanding						$3,733,235

[1]	The termination date presented for OTC Total Return Swaps is the monthly settlement date.

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2026

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.19%	1Y/1Y	12/01/2037	Morgan Stanley Capital Services LLC	3,000,000 USD	$260,373	$—	$260,373
Pays	USD SOFR	2.72%	6M/3M	09/08/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	25,174	(192)	25,366
Pays	USD SOFR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	171,375	(930)	172,305
Pays	USD SOFR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	64,772	(306)	65,078
Pays	USD SOFR	2.43%	6M/3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	23,351	(796)	24,147
Pays	USD SOFR	1.88%	6M/3M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	17,977	(244)	18,221
Pays	USD SOFR	1.32%	6M/3M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	88,583	(1,378)	89,961
Pays	USD SOFR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	103,930	(2,068)	105,998
Pays	USD SOFR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	103,581	(1,880)	105,461
Pays	USD SOFR	0.95%	6M/3M	01/13/2027	Morgan Stanley Capital Services LLC	940,000 USD	19,816	(267)	20,083

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	2.72%	6M/3M	08/08/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	$75,787	$(631)	$76,418
Receives	USD SOFR	0.98%	3M/6M	03/25/2030	Morgan Stanley Capital Services LLC	(3,000,000) USD	(297,845)	—	(297,845)
Pays	USD SOFR	2.40%	6M/3M	01/25/2027	Morgan Stanley Capital Services LLC	2,900,000 USD	14,187	—	14,187
Pays	USD SOFR	1.56%	6M/3M	09/26/2026	Morgan Stanley Capital Services LLC	1,800,000 USD	3,311	—	3,311
Pays	USD SOFR	1.24%	6M/3M	04/19/2028	Morgan Stanley Capital Services LLC	700,000 USD	36,873	—	36,873
Pays	USD SOFR	1.62%	6M/3M	07/25/2026	Morgan Stanley Capital Services LLC	1,900,000 USD	1,968	—	1,968
Pays	USD SOFR	3.17%	1Y/1Y	05/04/2032	Morgan Stanley Capital Services LLC	6,500,000 USD	254,985	—	254,985
Pays	USD SOFR	0.66%	6M/3M	03/11/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	364,314	—	364,314
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley Capital Services LLC	5,000,000 USD	83,998	—	83,998
Receives	EUR- EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(600,000) EUR	(24,598)	1,463	(26,061)
Receives	EUR- EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(600,000) EUR	(25,991)	3,727	(29,718)
Receives	EUR- EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(300,000) EUR	(5,822)	(298)	(5,524)
Receives	EUR- EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(9,885)	(160)	(9,725)
Pays	USD SOFR	3.83%	1Y/1Y	04/03/2034	Bank of America Securities, Inc.	300,000 USD	2,009	86	1,923
Receives	GBP SONIA	3.72%	1Y/1Y	03/28/2039	Bank of America Securities, Inc.	(200,000) GBP	(19,690)	289	(19,979)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	600,000 CAD	$(14,332)	$1,451	$(15,783)
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	300,000 CAD	(7,697)	2,215	(9,912)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(300,000) EUR	(5,857)	(3,392)	(2,465)
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(9,779)	(3,176)	(6,603)
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	(317)	1,119	(1,436)
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	300,000 CAD	(9,404)	1,363	(10,767)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(200,000) GBP	(19,758)	(4,114)	(15,644)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,270)	(245)	(7,025)
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	300,000 CAD	(9,722)	863	(10,585)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	1,300,000 SEK	10,162	342	9,820
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(300,000) EUR	(3,310)	1,237	(4,547)
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,695)	694	(8,389)
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(893)	(280)	(613)
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(200,000) GBP	(17,210)	657	(17,867)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	1,300,000 SEK	10,399	(473)	10,872

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.56%	6M/6M	04/10/2034	Bank of America Securities, Inc.	300,000 CAD	$(8,755)	$101	$(8,856)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,221)	(522)	(6,699)
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(2,015)	711	(2,726)
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	1,013	658	355
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	300,000 CAD	(9,542)	372	(9,914)
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,672)	1,610	(8,282)
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	1,300,000 SEK	10,222	527	9,695
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(200,000) EUR	(7,090)	(1,351)	(5,739)
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	300,000 CAD	(11,048)	285	(11,333)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(5,950)	2,410	(8,360)
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(200,000) GBP	(13,362)	2,175	(15,537)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(6,056)	(1,709)	(4,347)
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(300,000) EUR	(1,744)	(1,780)	36
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	1,300,000 SEK	8,543	2,016	6,527
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(200,000) EUR	(5,614)	(22)	(5,592)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	300,000 CAD	$(13,456)	$(773)	$(12,683)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(200,000) GBP	(9,716)	855	(10,571)
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	(3,434)	314	(3,748)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	300,000 CAD	(9,386)	(716)	(8,670)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities, Inc.	300,000 CAD	(10,148)	365	(10,513)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	300,000 EUR	1,162	197	965
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(200,000) AUD	(4,817)	(147)	(4,670)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	200,000 EUR	5,720	690	5,030
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(300,000) AUD	(17,782)	(1,917)	(15,865)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	200,000 EUR	4,307	(23)	4,330
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(500,000) AUD	(11,540)	(4,524)	(7,016)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	300,000 EUR	(318)	1,138	(1,456)
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	200,000 EUR	3,066	593	2,473
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(200,000) GBP	(10,825)	2,282	(13,107)
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	200,000 EUR	5,800	(37)	5,837

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(100,000) GBP	$(18,301)	$73	$(18,374)
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	(3,614)	(2,894)	(720)
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	(528)	(3,246)	2,718
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	300,000 EUR	1,045	796	249
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(100,000) GBP	(20,307)	(437)	(19,870)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	1,200,000 SEK	14,724	(302)	15,026
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	200,000 EUR	6,722	826	5,896
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	1,300,000 SEK	16,017	1,355	14,662
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(200,000) GBP	(16,666)	608	(17,274)
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	100,000 CAD	1,319	(395)	1,714
Receives	GBP SONIA	3.95%	1Y/1Y	07/01/2039	Bank of America Securities, Inc.	(200,000) GBP	(14,231)	(1,315)	(12,916)
Receives	USD SOFR	4.05%	1Y/1Y	07/05/2034	Bank of America Securities, Inc.	(300,000) USD	2,381	478	1,903
Pays	CAD CORRA	3.36%	6M/6M	07/03/2054	Bank of America Securities, Inc.	100,000 CAD	939	1,660	(721)
Receives	CHF SARON	1.09%	1Y/1Y	07/06/2054	Bank of America Securities, Inc.	(100,000) CHF	9,936	(536)	10,472
Pays	CAD CORRA	3.47%	6M/6M	07/06/2054	Bank of America Securities, Inc.	100,000 CAD	(494)	86	(580)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.37%	1Y/3M	07/13/2054	Bank of America Securities, Inc.	1,300,000 SEK	$12,555	$711	$11,844
Pays	CAD CORRA	3.35%	6M/6M	07/10/2054	Bank of America Securities, Inc.	100,000 CAD	969	125	844
Receives	GBP SONIA	3.93%	1Y/1Y	07/10/2054	Bank of America Securities, Inc.	(100,000) GBP	(17,539)	675	(18,214)
Pays	CAD CORRA	3.35%	6M/6M	07/29/2054	Bank of America Securities, Inc.	100,000 CAD	1,090	(715)	1,805
Receives	CAD CORRA	3.13%	6M/6M	07/30/2029	Bank of America Securities, Inc.	(500,000) CAD	5,104	491	4,613
Pays	CAD CORRA	3.26%	6M/6M	07/31/2054	Bank of America Securities, Inc.	100,000 CAD	2,185	(422)	2,607
Receives	CAD CORRA	3.04%	6M/6M	08/01/2029	Bank of America Securities, Inc.	(500,000) CAD	4,103	196	3,907
Pays	SEK STIBOR	2.11%	1Y/3M	08/10/2054	Bank of America Securities, Inc.	1,200,000 SEK	18,209	1,589	16,620
Pays	CAD CORRA	3.10%	6M/6M	08/10/2054	Bank of America Securities, Inc.	100,000 CAD	4,273	597	3,676
Pays	CAD CORRA	3.13%	6M/6M	08/10/2054	Bank of America Securities, Inc.	100,000 CAD	3,923	486	3,437
Receives	CAD CORRA	2.98%	6M/6M	08/21/2034	Bank of America Securities, Inc.	(300,000) CAD	(143)	341	(484)
Pays	SEK STIBOR	2.12%	1Y/3M	08/20/2054	Bank of America Securities, Inc.	1,200,000 SEK	17,874	(535)	18,409
Receives	USD SOFR	3.44%	1Y/1Y	08/21/2034	Bank of America Securities, Inc.	(300,000) USD	(11,595)	684	(12,279)
Receives	USD SOFR	3.10%	1Y/1Y	12/20/2027	Bank of America Securities, Inc.	(465,000) USD	(4,414)	—	(4,414)
Receives	CAD CORRA	2.90%	6M/6M	08/23/2034	Bank of America Securities, Inc.	(300,000) CAD	(1,386)	(459)	(927)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.45%	1Y/6M	08/27/2029	Bank of America Securities, Inc.	600,000 EUR	$(4,262)	$(143)	$(4,119)
Pays	EUR-EURIBOR	2.47%	1Y/6M	08/28/2034	Bank of America Securities, Inc.	300,000 EUR	4,477	(115)	4,592
Receives	CAD CORRA	2.91%	6M/6M	08/28/2034	Bank of America Securities, Inc.	(300,000) CAD	(1,268)	(161)	(1,107)
Receives	USD SOFR	3.36%	1Y/1Y	08/28/2034	Bank of America Securities, Inc.	(300,000) USD	(13,452)	368	(13,820)
Pays	GBP SONIA	3.69%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	500,000 GBP	7,605	1,880	5,725
Pays	GBP SONIA	3.73%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	500,000 GBP	6,484	397	6,087
Pays	EUR-EURIBOR	2.59%	1Y/6M	08/30/2039	Bank of America Securities, Inc.	200,000 EUR	7,490	(689)	8,179
Receives	USD SOFR	3.10%	1Y/1Y	07/14/2028	Bank of America Securities, Inc.	(545,000) USD	(4,375)	—	(4,375)
Receives	USD SOFR	3.10%	1Y/1Y	06/30/2028	Bank of America Securities, Inc.	(1,080,000) USD	(8,817)	—	(8,817)
Receives	AUD BBSW	4.04%	6M/6M	08/30/2034	Bank of America Securities, Inc.	(300,000) AUD	(9,932)	(1,127)	(8,805)
Receives	GBP SONIA	3.79%	1Y/1Y	09/01/2054	Bank of America Securities, Inc.	(100,000) GBP	(20,493)	(402)	(20,091)
Pays	GBP SONIA	3.75%	1Y/1Y	08/30/2029	Bank of America Securities, Inc.	500,000 GBP	6,192	(938)	7,130
Pays	SEK STIBOR	2.23%	1Y/3M	09/07/2054	Bank of America Securities, Inc.	1,100,000 SEK	13,887	(49)	13,936
Pays	EUR-EURIBOR	2.57%	1Y/6M	09/06/2039	Bank of America Securities, Inc.	200,000 EUR	8,072	(771)	8,843
Pays	GBP SONIA	3.64%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	500,000 GBP	8,694	(752)	9,446

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.58%	1Y/1Y	09/17/2054	Bank of America Securities, Inc.	(100,000) GBP	$(25,063)	$426	$(25,489)
Pays	EUR-EURIBOR	2.48%	1Y/6M	09/20/2039	Bank of America Securities, Inc.	200,000 EUR	10,760	1,132	9,628
Receives	GBP SONIA	3.58%	1Y/1Y	09/18/2054	Bank of America Securities, Inc.	(100,000) GBP	(24,927)	(1,293)	(23,634)
Pays	CAD CORRA	2.88%	6M/6M	09/21/2054	Bank of America Securities, Inc.	100,000 CAD	7,189	218	6,971
Receives	CAD CORRA	2.60%	6M/6M	09/19/2029	Bank of America Securities, Inc.	(500,000) CAD	(1,435)	(184)	(1,251)
Pays	CAD CORRA	2.93%	6M/6M	09/21/2054	Bank of America Securities, Inc.	100,000 CAD	6,657	845	5,812
Receives	CAD CORRA	2.82%	6M/6M	09/25/2034	Bank of America Securities, Inc.	(300,000) CAD	(2,983)	(843)	(2,140)
Receives	GBP SONIA	3.70%	1Y/1Y	09/21/2054	Bank of America Securities, Inc.	(100,000) GBP	(22,511)	(352)	(22,159)
Pays	CAD CORRA	2.94%	6M/6M	09/23/2054	Bank of America Securities, Inc.	100,000 CAD	6,422	436	5,986
Receives	CAD CORRA	2.63%	6M/6M	09/24/2029	Bank of America Securities, Inc.	(500,000) CAD	(1,116)	355	(1,471)
Pays	CAD CORRA	2.97%	6M/6M	09/24/2054	Bank of America Securities, Inc.	100,000 CAD	6,108	(193)	6,301
Pays	CAD CORRA	2.97%	6M/6M	09/28/2054	Bank of America Securities, Inc.	100,000 CAD	6,031	599	5,432
Receives	GBP SONIA	3.73%	1Y/1Y	09/25/2054	Bank of America Securities, Inc.	(100,000) GBP	(21,825)	(1,315)	(20,510)
Receives	CAD CORRA	2.67%	6M/6M	09/27/2029	Bank of America Securities, Inc.	(500,000) CAD	(707)	(165)	(542)
Pays	CAD CORRA	3.02%	6M/6M	09/28/2054	Bank of America Securities, Inc.	100,000 CAD	5,436	(14)	5,450

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.03%	6M/6M	10/01/2054	Bank of America Securities, Inc.	100,000 CAD	$5,374	$(465)	$5,839
Pays	CAD CORRA	2.97%	6M/6M	10/02/2054	Bank of America Securities, Inc.	100,000 CAD	6,136	(414)	6,550
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/07/2039	Bank of America Securities, Inc.	(200,000) EUR	(12,430)	(1,022)	(11,408)
Pays	CAD CORRA	3.04%	6M/6M	10/05/2054	Bank of America Securities, Inc.	100,000 CAD	5,169	387	4,782
Receives	EUR-EURIBOR	2.47%	6M/1Y	10/10/2039	Bank of America Securities, Inc.	(200,000) EUR	(11,406)	(1,336)	(10,070)
Pays	CAD CORRA	3.10%	6M/6M	10/07/2054	Bank of America Securities, Inc.	100,000 CAD	4,430	887	3,543
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/09/2034	Bank of America Securities, Inc.	(300,000) EUR	(6,475)	(940)	(5,535)
Pays	USD SOFR	3.43%	1Y/1Y	10/09/2054	Bank of America Securities, Inc.	100,000 USD	12,777	733	12,044
Pays	SEK STIBOR	2.27%	1Y/3M	10/09/2054	Bank of America Securities, Inc.	1,100,000 SEK	13,718	2,584	11,134
Pays	CAD CORRA	3.20%	6M/6M	10/09/2054	Bank of America Securities, Inc.	100,000 CAD	3,176	367	2,809
Pays	USD SOFR	3.47%	1Y/1Y	10/13/2054	Bank of America Securities, Inc.	100,000 USD	11,932	559	11,373
Pays	CAD CORRA	3.19%	6M/6M	10/13/2054	Bank of America Securities, Inc.	100,000 CAD	3,218	307	2,911
Receives	SEK STIBOR	2.47%	1Y/3M	10/11/2034	Bank of America Securities, Inc.	(2,800,000) SEK	(527)	178	(705)
Receives	CAD CORRA	2.86%	6M/6M	10/16/2029	Bank of America Securities, Inc.	(500,000) CAD	1,502	875	627
Pays	USD SOFR	3.71%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 USD	8,162	(1,208)	9,370

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	SEK STIBOR	2.46%	1Y/3M	10/17/2034	Bank of America Securities, Inc.	(2,800,000) SEK	$(859)	$1,720	$(2,579)
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(10,431)	795	(11,226)
Receives	SEK STIBOR	2.38%	1Y/3M	10/18/2034	Bank of America Securities, Inc.	(2,800,000) SEK	(2,742)	734	(3,476)
Pays	USD SOFR	3.63%	1Y/1Y	10/18/2039	Bank of America Securities, Inc.	200,000 USD	9,775	(503)	10,278
Receives	EUR-EURIBOR	2.47%	1Y/6M	10/21/2039	Bank of America Securities, Inc.	(200,000) EUR	(11,323)	(221)	(11,102)
Pays	USD SOFR	3.62%	1Y/1Y	10/21/2039	Bank of America Securities, Inc.	200,000 USD	10,095	1,781	8,314
Pays	GBP SONIA	3.81%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 GBP	18,626	350	18,276
Receives	EUR-EURIBOR	2.48%	6M/1Y	10/24/2039	Bank of America Securities, Inc.	(200,000) EUR	(10,927)	211	(11,138)
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	8,371	(400)	8,771
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	8,361	1,205	7,156
Receives	SEK STIBOR	2.21%	1Y/3M	10/24/2029	Bank of America Securities, Inc.	(5,900,000) SEK	3,604	(1,431)	5,035
Receives	EUR-EURIBOR	2.53%	1Y/6M	10/24/2039	Bank of America Securities, Inc.	(200,000) EUR	(9,558)	(75)	(9,483)
Pays	USD SOFR	3.81%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	5,970	(325)	6,295
Receives	EUR-EURIBOR	2.55%	1Y/6M	10/25/2039	Bank of America Securities, Inc.	(200,000) EUR	(9,211)	535	(9,746)
Pays	USD SOFR	3.81%	1Y/1Y	10/25/2039	Bank of America Securities, Inc.	200,000 USD	5,926	794	5,132

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.84%	1Y/1Y	10/28/2039	Bank of America Securities, Inc.	200,000 USD	$5,255	$(988)	$6,243
Receives	SEK STIBOR	2.43%	1Y/3M	10/30/2034	Bank of America Securities, Inc.	(3,000,000) SEK	(1,931)	95	(2,026)
Pays	USD SOFR	3.80%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	6,085	(560)	6,645
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/31/2039	Bank of America Securities, Inc.	(200,000) EUR	(10,497)	5	(10,502)
Pays	USD SOFR	3.82%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	5,560	147	5,413
Receives	EUR-EURIBOR	2.40%	1Y/6M	10/31/2034	Bank of America Securities, Inc.	(300,000) EUR	(7,345)	(373)	(6,972)
Receives	GBP SONIA	3.86%	1Y/1Y	10/29/2029	Bank of America Securities, Inc.	(500,000) GBP	(3,267)	(791)	(2,476)
Receives	EUR-EURIBOR	2.51%	1Y/6M	11/04/2039	Bank of America Securities, Inc.	(200,000) EUR	(10,294)	(114)	(10,180)
Receives	CAD CORRA	2.89%	6M/6M	11/01/2029	Bank of America Securities, Inc.	(500,000) CAD	1,754	274	1,480
Pays	GBP SONIA	4.07%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 GBP	11,379	961	10,418
Receives	EUR-EURIBOR	2.46%	1Y/6M	11/07/2039	Bank of America Securities, Inc.	(200,000) EUR	(11,701)	(554)	(11,147)
Receives	GBP SONIA	4.05%	1Y/1Y	11/01/2029	Bank of America Securities, Inc.	(500,000) GBP	1,348	(644)	1,992
Receives	EUR-EURIBOR	2.50%	1Y/6M	11/08/2039	Bank of America Securities, Inc.	(200,000) EUR	(10,702)	769	(11,471)
Pays	GBP SONIA	4.14%	1Y/1Y	11/07/2039	Bank of America Securities, Inc.	200,000 GBP	9,416	1,366	8,050
Pays	GBP SONIA	4.12%	1Y/1Y	11/06/2054	Bank of America Securities, Inc.	100,000 GBP	13,332	1,267	12,065

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.07%	1Y/1Y	11/09/2054	Bank of America Securities, Inc.	100,000 GBP	$14,470	$(72)	$14,542
Receives	USD SOFR	3.75%	1Y/1Y	11/16/2054	Bank of America Securities, Inc.	(100,000) USD	(7,073)	(714)	(6,359)
Receives	EUR-EURIBOR	2.40%	1Y/6M	11/18/2039	Bank of America Securities, Inc.	(200,000) EUR	(13,293)	1,447	(14,740)
Pays	GBP SONIA	4.07%	1Y/1Y	11/21/2039	Bank of America Securities, Inc.	200,000 GBP	11,476	(967)	12,443
Receives	USD SOFR	3.77%	1Y/1Y	11/23/2054	Bank of America Securities, Inc.	(100,000) USD	(6,713)	868	(7,581)
Receives	GBP SONIA	3.93%	1Y/1Y	11/26/2029	Bank of America Securities, Inc.	(500,000) GBP	(1,508)	(4)	(1,504)
Receives	EUR-EURIBOR	2.16%	6M/1Y	12/05/2039	Bank of America Securities, Inc.	(200,000) EUR	(19,871)	160	(20,031)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/06/2039	Bank of America Securities, Inc.	(200,000) EUR	(20,240)	(520)	(19,720)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/09/2039	Bank of America Securities, Inc.	(200,000) EUR	(20,148)	(159)	(19,989)
Pays	GBP SONIA	3.93%	1Y/1Y	12/07/2054	Bank of America Securities, Inc.	100,000 GBP	17,424	(73)	17,497
Pays	GBP SONIA	3.99%	1Y/1Y	12/11/2054	Bank of America Securities, Inc.	100,000 GBP	16,179	192	15,987
Receives	EUR-EURIBOR	2.27%	1Y/6M	12/19/2039	Bank of America Securities, Inc.	(200,000) EUR	(16,911)	(503)	(16,408)
Pays	USD SOFR	3.89%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	4,300	360	3,940
Pays	USD SOFR	3.94%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	3,063	(576)	3,639
Receives	GBP SONIA	4.07%	1Y/1Y	12/18/2029	Bank of America Securities, Inc.	(500,000) GBP	1,859	(640)	2,499

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.79%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(850,000) USD	$(45,607)	$—	$(45,607)
Receives	USD SOFR	3.75%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(550,000) USD	(34,320)	—	(34,320)
Pays	USD SOFR	4.09%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(198)	(900)	702
Pays	USD SOFR	4.13%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(1,057)	712	(1,769)
Pays	USD SOFR	4.09%	1Y/1Y	01/02/2035	Bank of America Securities, Inc.	300,000 USD	(3,607)	471	(4,078)
Pays	GBP SONIA	4.22%	1Y/1Y	12/29/2054	Bank of America Securities, Inc.	100,000 GBP	11,284	952	10,332
Receives	SEK STIBOR	2.81%	1Y/3M	01/09/2040	Bank of America Securities, Inc.	(2,200,000) SEK	23	2,971	(2,948)
Receives	EUR-EURIBOR	2.44%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(200,000) EUR	(14,812)	(67)	(14,745)
Pays	USD SOFR	4.09%	1Y/1Y	01/08/2035	Bank of America Securities, Inc.	300,000 USD	(3,590)	(243)	(3,347)
Receives	EUR-EURIBOR	2.49%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(200,000) EUR	(13,572)	(984)	(12,588)
Receives	EUR-EURIBOR	2.53%	6M/1Y	01/10/2040	Bank of America Securities, Inc.	(200,000) EUR	(12,399)	(441)	(11,958)
Receives	USD SOFR	3.94%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(650,000) USD	(22,205)	—	(22,205)
Receives	EUR-EURIBOR	2.60%	1Y/6M	01/16/2040	Bank of America Securities, Inc.	(200,000) EUR	(10,611)	(325)	(10,286)
Pays	CAD CORRA	3.22%	6M/6M	01/14/2055	Bank of America Securities, Inc.	100,000 CAD	2,732	523	2,209
Pays	USD SOFR	4.30%	1Y/1Y	01/16/2035	Bank of America Securities, Inc.	300,000 USD	(8,316)	141	(8,457)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	SEK STIBOR	2.88%	3M/1Y	01/17/2040	Bank of America Securities, Inc.	(2,200,000) SEK	$1,914	$868	$1,046
Receives	CAD CORRA	2.93%	6M/6M	01/17/2030	Bank of America Securities, Inc.	(500,000) CAD	2,805	(193)	2,998
Pays	GBP SONIA	4.35%	1Y/1Y	01/18/2055	Bank of America Securities, Inc.	100,000 GBP	8,525	341	8,184
Receives	SEK STIBOR	2.70%	3M/1Y	01/24/2040	Bank of America Securities, Inc.	(2,200,000) SEK	(2,782)	729	(3,511)
Pays	USD SOFR	4.17%	1Y/1Y	01/24/2040	Bank of America Securities, Inc.	200,000 USD	(1,811)	(353)	(1,458)
Receives	JPY TONA	1.83%	1Y/1Y	02/03/2055	Bank of America Securities, Inc.	(14,700,000) JPY	(25,677)	290	(25,967)
Receives	CAD CORRA	2.59%	6M/6M	02/04/2030	Bank of America Securities, Inc.	(500,000) CAD	(1,825)	156	(1,981)
Pays	USD SOFR	4.02%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	300,000 USD	(1,506)	(68)	(1,438)
Receives	CHF SARON	0.29%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	(800,000) CHF	5,111	1,857	3,254
Pays	USD SOFR	4.03%	1Y/1Y	02/05/2030	Bank of America Securities, Inc.	500,000 USD	(2,750)	(219)	(2,531)
Pays	USD SOFR	4.07%	1Y/1Y	02/06/2030	Bank of America Securities, Inc.	500,000 USD	(3,357)	(570)	(2,787)
Receives	CAD CORRA	2.53%	6M/6M	02/05/2030	Bank of America Securities, Inc.	(500,000) CAD	(2,720)	598	(3,318)
Pays	USD SOFR	4.02%	1Y/1Y	02/07/2030	Bank of America Securities, Inc.	500,000 USD	(2,508)	(1,836)	(672)
Receives	CAD CORRA	2.49%	6M/6M	02/06/2030	Bank of America Securities, Inc.	(500,000) CAD	(3,283)	658	(3,941)
Receives	CAD CORRA	2.45%	6M/6M	02/07/2030	Bank of America Securities, Inc.	(500,000) CAD	(3,809)	(847)	(2,962)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.59%	6M/6M	02/11/2030	Bank of America Securities, Inc.	(500,000) CAD	$(1,964)	$1,028	$(2,992)
Pays	USD SOFR	4.28%	1Y/1Y	02/21/2040	Bank of America Securities, Inc.	200,000 USD	(4,132)	(1,039)	(3,093)
Receives	EUR-EURIBOR	1.51%	6M/1Y	02/18/2075	Bank of America Securities, Inc.	(500,000) EUR	(22,652)	1,529	(24,181)
Pays	EUR-EURIBOR	2.13%	1Y/6M	02/19/2055	Bank of America Securities, Inc.	300,000 EUR	43,934	113	43,821
Receives	CAD CORRA	2.65%	6M/6M	02/19/2030	Bank of America Securities, Inc.	(500,000) CAD	(1,202)	225	(1,427)
Receives	GBP SONIA	3.25%	1Y/1Y	02/15/2075	Bank of America Securities, Inc.	(720,000) GBP	(22,596)	(182)	(22,414)
Pays	GBP SONIA	4.45%	1Y/1Y	02/15/2055	Bank of America Securities, Inc.	280,000 GBP	24,253	(387)	24,640
Receives	EUR-EURIBOR	1.55%	6M/1Y	02/22/2075	Bank of America Securities, Inc.	(300,000) EUR	(12,597)	579	(13,176)
Pays	EUR-EURIBOR	2.22%	1Y/6M	02/22/2055	Bank of America Securities, Inc.	100,000 EUR	13,427	4	13,423
Pays	GBP SONIA	4.50%	1Y/1Y	02/19/2055	Bank of America Securities, Inc.	320,000 GBP	25,681	153	25,528
Receives	GBP SONIA	3.31%	1Y/1Y	02/19/2075	Bank of America Securities, Inc.	(760,000) GBP	(21,743)	388	(22,131)
Receives	GBP SONIA	3.33%	1Y/1Y	02/22/2075	Bank of America Securities, Inc.	(700,000) GBP	(19,258)	739	(19,997)
Pays	GBP SONIA	4.54%	1Y/1Y	02/22/2055	Bank of America Securities, Inc.	300,000 GBP	22,827	(284)	23,111
Pays	CHF SARON	0.58%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	200,000 CHF	(3,143)	1,819	(4,962)
Receives	USD SOFR	4.11%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	(300,000) USD	3,748	329	3,419

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.47%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	300,000 GBP	$25,093	$(1,938)	$27,031
Receives	GBP SONIA	3.28%	1Y/1Y	02/25/2075	Bank of America Securities, Inc.	(800,000) GBP	(23,886)	1,896	(25,782)
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/01/2055	Bank of America Securities, Inc.	200,000 EUR	28,496	(319)	28,815
Receives	EUR-EURIBOR	1.50%	6M/1Y	02/26/2075	Bank of America Securities, Inc.	(200,000) EUR	(9,198)	382	(9,580)
Pays	CHF SARON	0.58%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	200,000 CHF	(2,978)	(765)	(2,213)
Receives	USD SOFR	3.89%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	(300,000) USD	(1,407)	224	(1,631)
Pays	GBP SONIA	4.40%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	600,000 GBP	55,043	1,538	53,505
Receives	GBP SONIA	3.23%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(1,400,000) GBP	(45,138)	(190)	(44,948)
Pays	GBP SONIA	4.22%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	100,000 GBP	11,315	(457)	11,772
Receives	EUR-EURIBOR	1.49%	6M/1Y	03/04/2075	Bank of America Securities, Inc.	(500,000) EUR	(23,177)	486	(23,663)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	200,000 EUR	15,337	696	14,641
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/05/2055	Bank of America Securities, Inc.	300,000 EUR	42,447	33	42,414
Receives	CAD CORRA	2.53%	6M/6M	02/28/2030	Bank of America Securities, Inc.	(500,000) CAD	(2,841)	236	(3,077)
Receives	USD SOFR	3.80%	1Y/1Y	03/04/2030	Bank of America Securities, Inc.	(500,000) USD	(1,666)	(656)	(1,010)
Receives	USD SOFR	3.84%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	(300,000) USD	(2,431)	(947)	(1,484)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.90%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	$(4,142)	$(954)	$(3,188)
Pays	GBP SONIA	4.15%	1Y/1Y	02/27/2040	Bank of America Securities, Inc.	200,000 GBP	9,835	606	9,229
Pays	GBP SONIA	4.44%	1Y/1Y	03/01/2055	Bank of America Securities, Inc.	300,000 GBP	26,095	386	25,709
Receives	GBP SONIA	3.25%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(800,000) GBP	(24,994)	12	(25,006)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	200,000 EUR	15,488	2,113	13,375
Pays	CHF SARON	0.49%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	200,000 CHF	(971)	1,855	(2,826)
Receives	USD SOFR	3.86%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	(5,107)	(839)	(4,268)
Receives	EUR-EURIBOR	1.62%	6M/1Y	03/08/2075	Bank of America Securities, Inc.	(200,000) EUR	(7,342)	(97)	(7,245)
Pays	EUR-EURIBOR	2.28%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	12,565	50	12,515
Pays	EUR-EURIBOR	2.31%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	17,059	138	16,921
Receives	CAD CORRA	2.36%	6M/6M	03/05/2030	Bank of America Securities, Inc.	(500,000) CAD	(5,142)	334	(5,476)
Receives	USD SOFR	3.68%	1Y/1Y	03/06/2030	Bank of America Securities, Inc.	(500,000) USD	(3,855)	985	(4,840)
Receives	USD SOFR	3.81%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	(200,000) USD	(6,109)	489	(6,598)
Pays	GBP SONIA	4.42%	1Y/1Y	03/05/2055	Bank of America Securities, Inc.	300,000 GBP	26,736	(742)	27,478
Receives	GBP SONIA	3.24%	1Y/1Y	03/04/2075	Bank of America Securities, Inc.	(700,000) GBP	(22,089)	928	(23,017)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.35%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	100,000 EUR	$16,168	$2,705	$13,463
Pays	CHF SARON	0.53%	1Y/1Y	03/07/2035	Bank of America Securities, Inc.	200,000 CHF	(1,873)	1,388	(3,261)
Receives	USD SOFR	3.89%	1Y/1Y	03/07/2040	Bank of America Securities, Inc.	(200,000) USD	(4,470)	954	(5,424)
Pays	EUR-EURIBOR	2.72%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	200,000 EUR	7,894	2,372	5,522
Receives	USD SOFR	3.79%	1Y/1Y	03/11/2030	Bank of America Securities, Inc.	(500,000) USD	(1,790)	(467)	(1,323)
Pays	GBP SONIA	4.29%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	200,000 GBP	5,988	791	5,197
Receives	USD SOFR	3.93%	1Y/1Y	03/12/2040	Bank of America Securities, Inc.	(200,000) USD	(3,637)	(955)	(2,682)
Pays	EUR-EURIBOR	2.74%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	200,000 EUR	7,424	1,200	6,224
Pays	EUR-EURIBOR	2.53%	1Y/6M	03/11/2055	Bank of America Securities, Inc.	100,000 EUR	12,118	1,427	10,691
Pays	GBP SONIA	4.33%	1Y/1Y	03/08/2055	Bank of America Securities, Inc.	100,000 GBP	9,149	(406)	9,555
Pays	CHF SARON	0.84%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	100,000 CHF	(1,026)	2,431	(3,457)
Receives	EUR-EURIBOR	1.89%	6M/1Y	03/18/2075	Bank of America Securities, Inc.	(3,500,000) EUR	(54,759)	7,020	(61,779)
Pays	EUR-EURIBOR	2.61%	1Y/6M	03/19/2055	Bank of America Securities, Inc.	1,900,000 EUR	157,749	(2,239)	159,988
Pays	GBP SONIA	4.67%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	200,000 GBP	12,117	228	11,889
Receives	GBP SONIA	3.41%	1Y/1Y	03/15/2075	Bank of America Securities, Inc.	(600,000) GBP	(14,248)	180	(14,428)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	4.00%	1Y/1Y	03/14/2030	Bank of America Securities, Inc.	(500,000) GBP	$(314)	$(375)	$61
Receives	CHF SARON	0.79%	1Y/1Y	03/20/2035	Bank of America Securities, Inc.	(200,000) CHF	7,583	(386)	7,969
Pays	USD SOFR	3.97%	1Y/1Y	03/20/2040	Bank of America Securities, Inc.	200,000 USD	2,710	418	2,292
Receives	GBP SONIA	3.99%	1Y/1Y	03/19/2030	Bank of America Securities, Inc.	(500,000) GBP	(545)	(104)	(441)
Pays	USD SOFR	3.79%	1Y/1Y	03/21/2030	Bank of America Securities, Inc.	500,000 USD	1,855	824	1,031
Receives	SEK STIBOR	3.07%	1Y/3M	03/26/2040	Bank of America Securities, Inc.	(1,900,000) SEK	5,617	1,062	4,555
Receives	CHF SARON	0.78%	1Y/1Y	03/27/2035	Bank of America Securities, Inc.	(200,000) CHF	7,248	(284)	7,532
Receives	EUR-EURIBOR	2.63%	6M/1Y	03/31/2055	Bank of America Securities, Inc.	(100,000) EUR	(10,010)	(551)	(9,459)
Receives	SEK STIBOR	3.07%	1Y/3M	04/03/2040	Bank of America Securities, Inc.	(1,900,000) SEK	4,672	977	3,695
Receives	CHF SARON	0.70%	1Y/1Y	04/02/2035	Bank of America Securities, Inc.	(200,000) CHF	5,600	890	4,710
Pays	USD SOFR	4.02%	1Y/1Y	04/02/2040	Bank of America Securities, Inc.	200,000 USD	1,826	(1,089)	2,915
Pays	EUR-EURIBOR	2.78%	1Y/6M	04/03/2040	Bank of America Securities, Inc.	200,000 EUR	6,731	(2,089)	8,820
Receives	USD SOFR	3.65%	1Y/1Y	04/03/2030	Bank of America Securities, Inc.	(500,000) USD	(4,552)	505	(5,057)
Receives	GBP SONIA	3.99%	1Y/1Y	04/02/2030	Bank of America Securities, Inc.	(500,000) GBP	(805)	(172)	(633)
Pays	EUR-EURIBOR	2.59%	1Y/6M	04/07/2055	Bank of America Securities, Inc.	100,000 EUR	10,855	(789)	11,644

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.29%	6M/1Y	04/08/2030	Bank of America Securities, Inc.	(500,000) EUR	$(8,733)	$2,111	$(10,844)
Receives	SEK STIBOR	2.58%	3M/1Y	04/08/2030	Bank of America Securities, Inc.	(4,800,000) SEK	3,558	3,895	(337)
Pays	EUR-EURIBOR	2.68%	1Y/6M	04/09/2040	Bank of America Securities, Inc.	200,000 EUR	9,371	(2,629)	12,000
Receives	EUR-EURIBOR	2.56%	1Y/6M	04/09/2035	Bank of America Securities, Inc.	(300,000) EUR	(8,259)	2,575	(10,834)
Pays	EUR-EURIBOR	2.54%	1Y/6M	04/08/2055	Bank of America Securities, Inc.	100,000 EUR	11,928	(2,905)	14,833
Pays	CAD CORRA	2.89%	6M/6M	04/07/2055	Bank of America Securities, Inc.	100,000 CAD	7,100	(1,372)	8,472
Receives	USD SOFR	3.59%	1Y/1Y	04/07/2035	Morgan Stanley Capital Services LLC	(500,000) USD	(14,151)	50,004	(64,155)
Pays	USD SOFR	3.73%	1Y/1Y	04/07/2040	Morgan Stanley Capital Services LLC	3,500,000 USD	143,360	(116)	143,476
Pays	CAD CORRA	2.83%	6M/6M	04/08/2055	Bank of America Securities, Inc.	100,000 CAD	7,874	1,270	6,604
Receives	JPY TONA	1.68%	1Y/1Y	04/09/2055	Bank of America Securities, Inc.	(13,300,000) JPY	(25,869)	3,247	(29,116)
Receives	EUR-EURIBOR	2.60%	6M/1Y	04/10/2035	Bank of America Securities, Inc.	(300,000) EUR	(7,010)	590	(7,600)
Receives	GBP SONIA	3.86%	1Y/1Y	04/08/2030	Bank of America Securities, Inc.	(500,000) GBP	(3,825)	1,197	(5,022)
Pays	USD SOFR	3.78%	1Y/1Y	04/10/2040	Bank of America Securities, Inc.	200,000 USD	6,833	594	6,239
Pays	CAD CORRA	2.99%	6M/6M	04/09/2055	Bank of America Securities, Inc.	100,000 CAD	5,784	(38)	5,822
Pays	USD SOFR	3.73%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	7,506	449	7,057

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/11/2035	Bank of America Securities, Inc.	(300,000) EUR	$(7,884)	$(1,135)	$(6,749)
Pays	EUR-EURIBOR	2.53%	1Y/6M	04/12/2055	Bank of America Securities, Inc.	100,000 EUR	12,325	1,218	11,107
Pays	USD SOFR	3.80%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	6,307	2,372	3,935
Pays	EUR-EURIBOR	2.51%	1Y/6M	04/14/2055	Bank of America Securities, Inc.	100,000 EUR	12,594	523	12,071
Receives	CHF SARON	0.55%	1Y/1Y	04/16/2035	Bank of America Securities, Inc.	(200,000) CHF	2,044	(21)	2,065
Receives	CHF SARON	0.72%	1Y/1Y	04/16/2040	Bank of America Securities, Inc.	(100,000) CHF	740	193	547
Receives	EUR-EURIBOR	2.55%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(300,000) EUR	(8,479)	(1,183)	(7,296)
Pays	EUR-EURIBOR	2.49%	1Y/6M	04/15/2055	Bank of America Securities, Inc.	100,000 EUR	13,215	792	12,423
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(300,000) EUR	(8,030)	2,213	(10,243)
Pays	EUR-EURIBOR	2.44%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	100,000 EUR	14,329	(457)	14,786
Pays	GBP SONIA	3.86%	1Y/1Y	04/15/2030	Bank of America Securities, Inc.	500,000 GBP	3,800	(856)	4,656
Pays	EUR-EURIBOR	2.42%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	100,000 EUR	14,708	1,404	13,304
Receives	USD SOFR	4.01%	1Y/1Y	04/17/2040	Bank of America Securities, Inc.	(200,000) USD	(2,087)	(50)	(2,037)
Pays	USD CPURNSA	2.82%	M/M	04/25/2027	Bank of America Securities, Inc.	11,000,000 USD	11,502	—	11,502
Pays	USD CPURNSA	2.86%	M/M	04/28/2027	Bank of America Securities, Inc.	3,000,000 USD	490	—	490

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	4.33%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(1,300,000) USD	$(2,443)	$—	$(2,443)
Receives	USD SOFR	4.19%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(400,000) USD	1,466	—	1,466
Receives	GBP SONIA	3.61%	1Y/1Y	07/29/2075	Bank of America Securities, Inc.	(13,900,000) GBP	(186,928)	—	(186,928)
Pays	GBP SONIA	5.10%	1Y/1Y	07/30/2055	Bank of America Securities, Inc.	3,700,000 GBP	47,625	—	47,625
Pays	USD CPURNSA	2.94%	M/M	08/21/2027	Bank of America Securities, Inc.	8,000,000 USD	3,548	—	3,548
Pays	USD CPURNSA	2.63%	M/M	08/21/2030	Bank of America Securities, Inc.	6,500,000 USD	11,376	—	11,376
Pays	USD CPURNSA	2.94%	M/M	08/21/2027	Bank of America Securities, Inc.	16,000,000 USD	7,882	—	7,882
Pays	USD CPURNSA	2.93%	M/M	08/21/2027	Bank of America Securities, Inc.	8,000,000 USD	4,334	—	4,334
Pays	USD CPURNSA	2.95%	M/M	08/22/2027	Bank of America Securities, Inc.	20,000,000 USD	4,994	—	4,994
Pays	USD CPURNSA	2.94%	M/M	08/22/2027	Bank of America Securities, Inc.	8,000,000 USD	2,391	—	2,391
Pays	USD CPURNSA	2.95%	M/M	08/22/2027	Bank of America Securities, Inc.	8,000,000 USD	1,604	—	1,604
Pays	USD CPURNSA	2.99%	M/M	08/26/2027	Bank of America Securities, Inc.	16,000,000 USD	(12,338)	—	(12,338)
Pays	USD CPURNSA	3.00%	M/M	08/27/2027	Bank of America Securities, Inc.	9,000,000 USD	(9,125)	—	(9,125)
Pays	USD CPURNSA	3.07%	M/M	08/29/2027	Bank of America Securities, Inc.	9,000,000 USD	(22,785)	—	(22,785)
Pays	USD CPURNSA	3.03%	M/M	09/05/2027	Bank of America Securities, Inc.	4,000,000 USD	(7,254)	—	(7,254)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD CPURNSA	2.93%	M/M	09/10/2027	Bank of America Securities, Inc.	3,600,000 USD	$230	$—	$230
Pays	EUR-EURIBOR	2.94%	1Y/6M	10/04/2055	Bank of America Securities, Inc.	700,000 EUR	10,746	—	10,746
Receives	EUR ESTR	1.99%	1Y/1Y	03/20/2028	Bank of America Securities, Inc.	(16,800,000) EUR	(139,449)	—	(139,449)
Pays	EUR-EURIBOR	2.94%	1Y/6M	10/04/2055	Bank of America Securities, Inc.	1,500,000 EUR	22,338	—	22,338
Pays	USD CPURNSA	2.75%	M/M	10/28/2027	Bank of America Securities, Inc.	5,000,000 USD	12,598	—	12,598
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	12,000,000 USD	60,835	—	60,835
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	6,000,000 USD	30,592	—	30,592
Pays	USD CPURNSA	2.53%	M/M	12/09/2027	Bank of America Securities, Inc.	10,000,000 USD	52,148	—	52,148
Pays	EUR CPTFEMU	1.97%	M/M	12/15/2035	Bank of America Securities, Inc.	4,000,000 EUR	58,756	—	58,756
Pays	EUR CPTFEMU	1.97%	M/M	12/15/2035	Bank of America Securities, Inc.	5,000,000 EUR	73,181	—	73,181
Pays	USD CPURNSA	2.52%	M/M	12/10/2027	Bank of America Securities, Inc.	2,000,000 USD	10,530	—	10,530
Pays	JPY TONA	1.36%	1Y/1Y	06/21/2028	Bank of America Securities, Inc.	1,800,000,000 JPY	9,502	—	9,502
Pays	EUR CPTFEMU	2.01%	M/M	02/15/2036	Bank of America Securities, Inc.	3,000,000 EUR	38,048	—	38,048
Pays	USD SOFR	3.90%	1Y/1Y	02/20/2041	Morgan Stanley Capital Services LLC	4,100,000 USD	105,248	1,630	103,618
Pays	USD CPURNSA	2.39%	M/M	03/03/2036	Bank of America Securities, Inc.	2,500,000 USD	22,022	—	22,022

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD CPURNSA	2.43%	M/M	03/09/2036	Bank of America Securities, Inc.	7,000,000 USD	$35,076	$—	$35,076
Pays	EUR CPTFEMU	2.05%	M/M	03/15/2036	Bank of America Securities, Inc.	3,000,000 EUR	29,424	—	29,424
Receives	USD SOFR	3.50%	1Y/1Y	06/20/2028	Bank of America Securities, Inc.	(118,000,000) USD	(1,104,520)	(2,759)	(1,101,761)
Receives	USD SOFR	3.49%	1Y/1Y	10/04/2034	Morgan Stanley Capital Services LLC	(1,500,000) USD	(52,764)	—	(52,764)
Pays	EUR CPTFEMU	2.21%		04/15/2036	Bank of America Securities, Inc.	4,000,000 EUR	(25,565)	—	(25,565)
Pays	EUR CPTFEMU	2.21%		04/15/2036	Bank of America Securities, Inc.	3,000,000 EUR	(19,814)	—	(19,814)
Pays	EUR CPTFEMU	2.21%		04/15/2036	Bank of America Securities, Inc.	1,000,000 EUR	(6,845)	—	(6,845)
Pays	GBP UKRPI	3.43%		04/15/2036	Bank of America Securities, Inc.	4,000,000 GBP	(103,106)	—	(103,106)
Pays	GBP UKRPI	3.43%		04/15/2036	Bank of America Securities, Inc.	3,000,000 GBP	(78,038)	—	(78,038)
Pays	USD CPURNSA	2.86%		04/20/2028	Bank of America Securities, Inc.	18,000,000 USD	14,197	—	14,197
Pays	USD CPURNSA	2.87%		04/20/2028	Bank of America Securities, Inc.	9,000,000 USD	5,806	—	5,806
Pays	USD CPURNSA	2.88%		04/20/2028	Bank of America Securities, Inc.	20,000,000 USD	8,115	—	8,115
Receives	USD SOFR	0.66%	6M/3M	03/11/2035	Morgan Stanley Capital Services LLC	(800,000) USD	(193,715)	(214,204)	20,489
Receives	USD SOFR	3.76%	1Y/1Y	06/20/2028	Bank of America Securities, Inc.	(2,100,000) USD	(9,049)	—	(9,049)
Pays	EUR-EURIBOR	3.30%	1Y/6M	06/19/2056	Bank of America Securities, Inc.	2,000,000 EUR	(98,404)	2,398	(100,802)

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR ESTR	2.68%	1Y/1Y	06/19/2028	Bank of America Securities, Inc.	27,400,000 EUR	$(161,694)	$2,524	$(164,218)
Receives	EUR-EURIBOR	3.03%	1Y/6M	06/17/2031	Bank of America Securities, Inc.	(15,600,000) EUR	245,122	(4,436)	249,558
Receives	EUR CPTFEMU	2.31%		05/15/2036	Bank of America Securities, Inc.	(2,000,000) EUR	41,256	—	41,256
Receives	INR MIBOR	6.35%	6M/6M	09/16/2031	Bank of America Securities, Inc.	(2,200,700,000) INR	140,426	6,402	134,024
Receives	NZD BKBM	3.76%	6M/3M	09/17/2031	Bank of America Securities, Inc.	(122,600,000) NZD	166,979	(3,483)	170,462
Receives	SGD SORA	1.90%	6M/6M	09/16/2031	Bank of America Securities, Inc.	(11,200,000) SGD	15,057	3,668	11,389
Receives	CNY CNREPOFIX	1.54%	3M/3M	09/16/2031	Bank of America Securities, Inc.	(300,000,000) CNY	166,641	(9,259)	175,900
Receives	CZK PRIBOR	4.26%	1Y/6M	09/17/2031	Bank of America Securities, Inc.	(360,000,000) CZK	98,461	—	98,461
Receives	INR MIBOR	6.37%	6M/6M	09/16/2031	Bank of America Securities, Inc.	(2,041,600,000) INR	147,563	499	147,064

Total Centrally Cleared Interest Rate Swaps Outstanding							$873,807	$(120,505)	$994,312

Abbreviation Legend:
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
BMF	Brazilian Mercantile and Futures Exchange
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
CORRA	Canadian Overnight Repo Rate Average
CPTFEMU	Consumer Price Index - Total Excluding Tobacco for the European Monetary Union
CPURNSA	US CPI Urban Consumers NSA

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

EEX	European Energy Exchange
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
GBX	Great British Pence
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
KBT	KoinBay exchange
KFE	Korea Exchange Futures Market
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
M	Monthly
MAT	Matchain Exchange
MEFF	MEFF Renta Variable
MIL	Milan Stock Exchange
MOE	Merchant Moe Liquidity Book (Mantle)
NSE	National Stock Exchange of India
NYBOT	New York Board of Trade
NYMEX	New York Mercantile Exchange
OMX	Stockholm 30 Index
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
PRIBOR	Prague Interbank Offer Rate
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
Safex	South African Futures Exchange
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TONA	Tokyo Overnight Average
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2026 (Unaudited)

CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2026 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended June 30, 2026, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2026, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing non-traditional or alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. A non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Fund’s Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, in securities. The Consolidated Schedule of Investments includes the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services — Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated the day to day responsibility for valuing portfolio securities, derivative financial instruments, and other investments, including investments in private funds (the “Valuation Process”) to the Custodian and has delegated responsibility for the supervision of the Custodian’s implementation of the Valuation Process to the Investment Adviser. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2026, the total fair value of Level 3 investments was $47,798,630. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2026, a Fair Value Factor was applied to such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2026, the Fund did not have any outstanding unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

Commodities

The Fund is permitted to invest in futures on California Carbon Allowances (“CCAs”), which are generally treated as commodity interests in this report. CCAs and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE Futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permit delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g., 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update (“ASU”) No. 2011-11 for the Fund’s investments in repurchase agreements as of June 30, 2026, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2026, the face value of open reverse repurchase agreements for the Fund was $0.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of June 30, 2026, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in to-be announced securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of the period ended June 30, 2026 are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset respectively. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end, if any, are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2026:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,374,622,169	$58,472,738	$3,674,801	$1,436,769,708
Preferred Stock	—	—	2,013,337	2,013,337
Asset-Backed Securities	—	178,746,830	—	178,746,830
Convertible Bonds	—	6,394,929	396,527	6,791,456
Bank Debt	—	112,399,373	36,952,304	149,351,677
Corporate Bonds & Notes	—	222,294,010	4,774,201	227,068,211
Sovereign Debt	—	111,921,832	—	111,921,832
Mortgage-Backed Securities	—	1,848,261,810	—	1,848,261,810
U.S. Treasury Obligations	—	12,457,389	—	12,457,389
Closed-End Fund	—	35,290,230	—	35,290,230
Warrants	—	1,890	—	1,890
Rights	—	—	—^	—^
Repurchase Agreements	—	42,278,674	—	42,278,674
Convertible Preferred Stocks	11,359,994	—	—	11,359,994
Exchange-Traded Funds	5,813,948	—	—	5,813,948
Purchased Options	10,814,249	7,908,379	—	18,722,628
Subtotal	1,402,610,360	2,636,428,084	47,811,170	4,086,849,614
Investments Valued at NAV	—	—	—	299,358,815
Total Investments in Securities	$1,402,610,360	$2,636,428,084	$47,811,170	$4,386,208,429
Other Financial Instruments:
Futures Contracts	26,662,583	—	—	26,662,583
Centrally Cleared Credit Default Swaps	—	2,678,514	—	2,678,514
OTC Total Return Swaps	—	38,262,316	—	38,262,316
Forward Foreign Currency Exchange Contracts	—	6,307,310	—	6,307,310
Centrally Cleared Interest Rate Swaps	—	5,017,414	—	5,017,414
Total Investments in Securities and Other Financial Instruments	$1,429,272,943	$2,688,693,638	$47,811,170	$4,465,136,566

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(705,008,930)	$(1,197,478)	$(12,511)	$(706,218,919)
Corporate Bonds & Notes	—	(3,922,463)	—	(3,922,463)
Sovereign Debt	—	(31,061,966)	—	(31,061,966)
Mortgage-Backed Securities	—	(386,789,473)	—	(386,789,473)
U.S. Treasury Obligations	—	(4,039,054)	—	(4,039,054)
Exchange-Traded Funds	(6,594,612)	—	—	(6,594,612)
Rights	—	—	(29)	(29)
Total Securities Sold Short	(711,603,542)	(427,010,434)	(12,540)	(1,138,626,516)
Other Financial Instruments:
Options Written	(8,574,427)	(91,514)	—	(8,665,941)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swaps	$—	$(1,098,459)	$—	$(1,098,459)
OTC Total Return Swaps	—	(34,529,081)	—	(34,529,081)
Forward Foreign Currency Exchange Contracts	—	(2,388,521)	—	(2,388,521)
Centrally Cleared Interest Rate Swaps	—	(4,143,607)	—	(4,143,607)
Futures Contracts	(19,824,101)	—	—	(19,824,101)
OTC Credit Default Swaps	—	(3,231,824)	—	(3,231,824)
Total Securities Sold Short and Other Financial Instruments	$(740,002,070)	$(472,493,440)	$(12,540)	$(1,212,508,050)
^ A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $	Total $

Event-Driven (1)	N/A	N/A	N/A	5,194,797	Semi-Annual with 60 days’ notice	—	5,194,797

Macro Strategies (2)	N/A	N/A	N/A	117,261,241	Monthly with 90 days’ notice	—	117,261,241

Macro Strategies (2)	N/A	N/A	N/A	104,896,784	Daily with 6 days’ notice	—	104,896,784

Macro Strategies (2)	N/A	N/A	N/A	72,005,993	Monthly with 60 days’ notice	—	72,005,993

(1) The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2) The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2026	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of June 30, 2026	Unrealized Gain/(Loss) as of June 30, 2026
Common Stocks	$24,106,058	$2	$(10,575,212)	$472,771	$(11,666,768)	$—	$8,263,550	$(6,925,600)	$$3,674,801	$1,988,718
Preferred Stocks	2,013,337	—	—	—	—	—	—	—	2,013,337	(995,273)
Bank Debt	40,875,617	2,369,751	(7,277,095)	1,676,468	(686,126)	53,669	(3,034)	(56,946)	36,952,304	296,091
Convertible Bonds	383,191	—	—	13,336	—	153	—	(153)	396,527	1,318
Corporate Bonds & Notes	1,589,052	—	—	3,097,528	—	48,782	—	38,839	4,774,201	(3,428,183)
Rights	— ^	—	—	—	—	—	—	—	—^	—
Common Stock Sold Short	(12,506)	(5)	—	—	—	—	—	—	(12,511)	35,396
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	512

	$68,954,720	$2,369,748	$(17,852,307)	$5,260,103	$(12,352,894)	$102,604	$8,260,516	$(6,943,860)	$47,798,630	$(2,101,421)

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2026.

Assets	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ (Weighted Average)	Fair Value at June 30, 2026
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	N/A	$36,002,269
	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a),(b)	950,035
Common Stock	Broker-dealer Quotations	Indicative Bid	N/A	3,384,679
	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a),(b)	290,122
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	N/A	4,774,201
Convertible Bonds	Comparable Company Multiples	Estimated Forward EBITDA	12.0x-17.0x(a),(b)	303,011
	Broker-dealer Quotations	Indicative Bid	N/A	93,516
Preferred Stock	Broker-dealer Quotations	Indicative Bid	N/A	2,013,337

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2026 (Unaudited)

Assets	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ (Weighted Average)	Fair Value at June 30, 2026
Rights	Broker-dealer Quotations	Indicative Bid	N/A	$0^

Total Investments in Securities and Other Financial Instruments				$47,811,170

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

(b)	Relates to unobservable inputs for a single investment using the relevant weighted average of such unobservable inputs.

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Liabilities	Valuation Technique	Unobservable Input	Range of Unobservable Inputs/ (Weighted Average)	Fair Value at June 30, 2026
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	$(12,511)
Rights Sold Short	Broker-dealer Quotations	Indicative Bid	N/A	(29)

Total Securities Sold Short and Other Financial Instruments				$(12,540)